1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

      Pre-Effective Amendment No.         .............................

      Post-Effective Amendment No.  22     ............................   X
                                  ---------                             ---

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          X
                                                                       ---

      Amendment No. 23   ...............................................
                   ------

                         MONEY MARKET OBLIGATIONS TRUST

               (Exact Name of Registrant as Specified in Charter)

         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)

                                 (412) 288-1900
                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

 _  immediately upon filing pursuant to paragraph (b)
 X  on September 30, 1997, pursuant to paragraph (b)
    60 days after filing pursuant to paragraph (a) (i) on pursuant to paragraph
    (a) (i) 75 days after filing pursuant to paragraph (a)(ii) on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:

 X filed the Notice required by that Rule on September 15, 1997; or intends to file the Notice required by that Rule on or about ____________; or during the most recent fiscal year did not sell any securities pursuant to
Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, DC  20037

                              CROSS-REFERENCE SHEET


      This Amendment to the Registration Statement of MONEY MARKET OBLIGATIONS TRUST, which consists of six (6) portfolios: (1) Government Obligations Fund,
(a) Institutional Shares and (b) Institutional Service Shares; (2) Prime Obligations Fund, (a) Institutional Shares and (b) Institutional Service Shares;
(3) Tax-Free Obligations Fund, (a) Institutional Shares and (b) Institutional Service Shares; (4) Treasury Obligations Fund, (a) Institutional Shares, (b) Institutional Service Shares, and (c) Institutional Capital Shares; (5) Automated Cash Management Trust, (a) Institutional Service Shares and (b) Cash II Shares; and (6) Government Obligations Tax-Managed Fund, (a) Institutional Shares and (b) Institutional Service Shares, is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                          Prospectus Heading
                                          (Rule 404(c) Cross Reference)

Item 1.   Cover Page......................(1-6) Cover Page.
Item 2.   Synopsis                        (1-6) Summary of Fund Expenses.
Item 3.   Condensed Financial
           Information                    (1-6) Financial Highlights; (1-6)
                                          Performance Information; (1-6)
                                          Financial Statements.
Item 4.   General Description of
           Registrant                     (1-6) General Information; (1-6)
                                          Investment Information; (1-6)
                                          Investment Objective; (1-6) Investment
                                          Policies; (2,3,5) Investment Risks;
                                          (1-6) Investment
                                          Limitations; (3) Municipal Securities.
Item 5.   Management of the Fund          (1-6) Fund Information; (1-6)
                                          Management of the Fund; (1-4,5(b),6)
                                          Distribution of Shares; (1-6)
                                          Administration of the Fund; (5)
                                          Administrative Services.
Item 6.   Capital Stock and Other
           Securities                     (1-6) Account and Share Information;
                                          (1-6) Dividends; (1-6) Capital Gains;
                                          (1-6) Voting Rights; (1-6) Tax
                                          Information; (1-6) Federal Income Tax;
                                          (1-6) State and
                                          Local Taxes; (1-6) Other Classes of
                                          Shares.
Item 7.   Purchase of Securities Being
           Offered                        (1-6) Net Asset
                                          Value; (1-6) How
                                          to Purchase
                                          Shares; (5)
                                          Purchasing Shares
                                          Through a
                                          Financial
                                          Institution; (1-6)
                                          Purchasing Shares
                                          by Wire; (1-6)
                                          Purchasing Shares
                                          by Check; (1-6)
                                          Invest-by-Phone;
                                          (5) By Direct
                                          Deposit; (5)
                                          Automatic
                                          Investments; (5)
                                          Subaccounting
                                          Services; (5)
                                          Special Purchase
                                          Features; (1-6)
                                          Confirmations and
                                          Account
                                          Statements; (5(a))
                                          Distribution of
                                          Institutional
                                          Service Shares;
                                          (5(a)) Shareholder
                                          Services; (5(a))
                                          Supplemental
                                          Payments to
                                          Financial
                                          Institutions.
Item 8.   Redemption or Repurchase        (1-6) How to Redeem Shares; (5)
                                          Redeeming Shares Through a Financial
                                          Institution; (1-6) Redeeming Shares by
                                          Telephone; (1-6) Redeeming Shares By
                                          Mail; (5) Special
                                          Redemption Features; (1-6) Accounts
                                          with Low Balances.
Item 9.   Pending Legal Proceedings       None.

PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page........................(1-6) Cover Page.
Item 11.  Table of Contents                 (1-6) Table of Contents.
Item 12.  General Information and
           History                          (1-6) About Federated Investors; (5)
                                            Fund History.
Item 13.  Investment Objectives and
           Policies                         (1-6) Investment Policies; (1-6)
                                             Investment Limitations.
Item 14.  Management of the Fund            (1-6) Money Market Obligations Trust
                                             Management; (1-6) Trustee
                                             Compensation.
Item 15.  Control Persons and Principal
           Holders of Securities            (1-6) Share Ownership.
Item 16.  Investment Advisory and Other
           Services                         (1-6) Investment Advisory Services;
                                            (1-6) Other Services.
Item 17.  Brokerage Allocation              (1-6) Brokerage Transactions.
Item 18.  Capital Stock and Other
           Securities                       (1-6) Massachusetts Partnership Law.
Item 19.  Purchase, Redemption and
           Pricing of Securities
           Being Offered                    (1-6) Determining Net Asset Value;
                                            (1-6) Redemption in Kind.
Item 20.  Tax Status                        (1-6) The Fund's Tax Status.
Item 21.  Underwriters                      Not Applicable.
Item 22.  Calculation of Performance
           Data                             (1-6) Performance Information; (3)
                                            Yield; (3) Performance Comparisons.
Item 23.  Financial Statements              Filed in Part A.


Government Obligations Fund

(A Portfolio of Money Market Obligations Trust)
Institutional Shares

PROSPECTUS

The Institutional Shares of Government Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                                              1
 Financial Highlights-- Institutional Shares                           2
 General Information                                                   3
 Investment Information                                                3
  Investment Objective                                                 3
  Investment Policies                                                  3
  Investment Limitations                                               4
 Fund Information                                                      4
  Management of the Fund                                               4
  Distribution of Institutional Shares                                 5
  Administration of the Fund                                           5
 Net Asset Value                                                       5
 How to Purchase Shares                                                6
  Purchasing Shares by Wire                                            6
  Purchasing Shares by Check                                           6
  Invest-by-Phone                                                      6
 How to Redeem Shares                                                  6
  Redeeming Shares by Telephone                                        6
  Redeeming Shares by Mail                                             7
 Account and Share Information                                         7
  Dividends                                                            7
  Capital Gains                                                        7
  Confirmations and Account Statements                                 7
  Accounts with Low Balances                                           7
  Voting Rights                                                        7
 Tax Information                                                       8
  Federal Income Tax                                                   8
  State and Local Taxes                                                8
 Other Classes of Shares                                               8
 Performance Information                                               8
 Financial Highlights-- Institutional Service Shares                   9
 Financial Statements                                                 10
 Report of Independent
  Public Accountants                                   Inside Back Cover

                          SUMMARY OF FUND EXPENSES

                                        INSTITUTIONAL SHARES
                                 SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                         None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None

                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.10%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.10%
  Shareholder Services Fee (after waiver)(2)                                           0.00%

 Total Operating Expenses(after waivers)(3)                                                   0.20%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion.
    The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.55% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional
fees.      EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year            $2
3 Years           $6
5 Years          $11
10 Years         $26

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                                                               YEAR ENDED JULY 31,
                                1997        1996        1995      1994      1993      1992      1991     1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD           $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income           0.05        0.05        0.05      0.03      0.03      0.05      0.07      0.03
 LESS DISTRIBUTIONS
 Distributions from net
 investment income              (0.05)      (0.05)      (0.05)    (0.03)    (0.03)    (0.05)    (0.07)    (0.03)
 NET ASSET VALUE, END OF
 PERIOD                        $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                 5.43%       5.55%       5.57%     3.41%     3.22%     4.70%     7.20%     2.80%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                        0.20%       0.20%       0.20%     0.20%     0.20%     0.20%     0.20%    0.20%*
 Net investment income           5.32%       5.41%       5.58%     3.38%     3.16%     4.55%     6.77%    8.24%*
 Expense
 waiver/reimbursement(c)         0.35%       0.36%       0.40%     0.15%     0.11%     0.12%     0.22%    0.34%*
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)     $3,293,392  $2,182,999  $1,926,516  $763,879  $707,146  $679,533  $331,454  $148,598

* Computed on an annualized basis.

(a) Reflects operations for the period from March 31, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. government securities. A minimum
initial investment of $1,000,000 is required.      The Fund attempts to
stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

* direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

* notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

* the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

* discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

* the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.     The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize
short-term profits or losses upon the sale of such commitments.      LENDING OF
PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.
                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500
financial institutions nationwide.      Both the Trust and the adviser have
adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

MAXIMUM              AVERAGE AGGREGATE
  FEE                DAILY NET ASSETS
0.150%          on the first $250 million
0.125%          on the next $250 million
0.100%          on the next $250 million
0.075%    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time), Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Government Obligations Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Government Obligations Fund -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin
earning dividends the next day.      INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.      Telephone instructions
may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone
instructions.     In the event of drastic economic or market changes, a
shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Shareholders are urged to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.

                          OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries, and other institutional investors, and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of
shares.      Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

            FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                                                        YEAR ENDED JULY 31,
                                                   1997       1996      1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00     $ 1.00     $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.05       0.05       0.05
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.05)     (0.05)     (0.05)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00     $ 1.00     $ 1.00
 TOTAL RETURN(B)                                    5.16%      5.29%      5.31%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%      0.45%      0.45%*
  Net investment income                             5.06%      5.14%      5.63%*
  Expense waiver/reimbursement(c)                   0.10%      0.11%      0.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)       $936,869   $702,274   $339,105

* Computed on an annualized basis.

(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                          PORTFOLIO OF INVESTMENTS
                         GOVERNMENT OBLIGATIONS FUND

                               JULY 31, 1997

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 SHORT-TERM OBLIGATIONS--38.0%
 $ 67,000,000 (a)Federal Farm Credit Bank, Floating Rate Notes--1.7%
              5.320%, 9/1/1997                                                                  $     66,957,994
   94,500,000 (f)Federal Home Loan Bank Notes--2.2%
              5.460% - 6.025%, 11/18/1997 - 8/12/1998                                                 94,460,443
  186,086,000 (b)Federal Home Loan Bank, Discount Notes--4.3%
              5.570% - 5.821%, 8/21/1997 - 3/17/1998                                                 182,119,453
   65,500,000 (a)Federal Home Loan Bank, Floating Rate Notes--1.5%
              5.571% - 5.623%, 8/20/1997 - 9/4/1997                                                   65,476,038
   72,295,000 Federal Home Loan Mortgage Corp. Notes--1.7%
              5.640% - 5.840%, 8/28/1997 - 4/8/1998                                                   72,286,448
   18,000,000 (b)Federal Home Loan Mortgage Corp., Discount Note--0.4%
              5.565%, 8/15/1997                                                                       17,962,060
   79,000,000 (a)Federal Home Loan Mortgage Corp., Floating Rate Notes--1.9%
              5.444% - 5.480%, 8/5/1997 - 8/20/1997                                                   78,948,966
  172,845,000 Federal National Mortgage Association Notes--4.1%
              5.350% - 6.000%, 8/14/1997 - 6/23/1998                                                 172,778,887
  137,810,000 (b)Federal National Mortgage Association, Discount Notes--3.2%
              5.747% - 5.876%, 10/6/1997 - 12/12/1997                                                135,702,353
  106,000,000 (a)Federal National Mortgage Association, Floating Rate Notes--2.5%
              5.460% - 5.800%, 8/4/1997 - 8/15/1997                                                  105,989,143
  362,095,000 (a)Housing and Urban Development, Floating Rate Note--8.6%
              6.013%, 8/1/1997                                                                       362,095,000
  135,125,000 (a)Student Loan Marketing Association, Floating Rate Notes--3.2%
              5.450% - 5.510%, 8/5/1997                                                              135,095,475
   14,000,000 (b)U.S. Treasury Bill--0.3%
              5.599%, 3/5/1998                                                                        13,554,800
  102,000,000 U.S. Treasury Notes--2.4%
              6.125%-7.875%, 11/15/1997-5/15/1998                                                    102,576,462
               TOTAL SHORT-TERM OBLIGATIONS                                                        1,606,003,522
 (C)REPURCHASE AGREEMENTS--62.8%
  150,000,000 Bear, Stearns and Co., 5.870%, dated 7/31/1997, due 8/1/1997                           150,000,000
  100,000,000 CIBC Wood Gundy Securities Corp., 5.850%, dated 7/31/1997, due 8/1/1997                100,000,000
  100,000,000 Chase Government Securities, Inc., 5.870%, dated 7/31/1997, due 8/1/1997               100,000,000
  100,000,000 Deutsche Bank Government Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997       100,000,000
  460,000,000 Goldman Sachs Group, LP, 5.850%, dated 7/31/1997, due 8/1/1997                         460,000,000
  150,000,000 HSBC Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997                           150,000,000

GOVERNMENT OBLIGATIONS FUND

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 (C)REPURCHASE AGREEMENTS--CONTINUED
 $200,000,000 J.P. Morgan & Co., Inc., 5.850%, dated 7/31/1997, due 8/1/1997                    $    200,000,000
  100,000,000 J.P. Morgan & Co., Inc., 5.950%, dated 7/31/1997, due 8/1/1997                         100,000,000
  200,000,000 Prudential Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997                     200,000,000
   50,000,000 Sanwa-BGK Securities Co., LP, 6.100%, dated 7/31/1997, due 8/1/1997                     50,000,000
  150,000,000 Smith Barney, Inc., 5.850%, dated 7/31/1997, due 8/1/1997                              150,000,000
   20,000,000 State Street Bank and Trust Co., 5.770%, dated 7/31/1997, due 8/1/1997                  20,000,000
   43,300,000 Swiss Bank Capital Markets, 5.780%, dated 7/31/1997, due 8/1/1997                       43,300,000
  150,000,000 Toronto Dominion Securities (USA) Inc., 5.850%, dated 7/31/1997, due 8/1/1997          150,000,000
  170,000,000 UBS Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997                            170,000,000
   81,000,000 (d)Chase Government Securities, Inc., 5.550%, dated 7/7/1997, due 9/5/1997              81,000,000
   82,000,000 (d)Chase Government Securities, Inc., 5.600%, dated 7/2/1997, due 9/30/1997             82,000,000
  117,000,000 (d)Goldman Sachs Group, LP, 5.550%, dated 7/3/1997, due 8/20/1997                      117,000,000
   96,000,000 (d)Lehman Brothers, Inc., 5.510%, dated 7/9/1997, due 8/11/1997                         96,000,000
  103,000,000 (d)Swiss Bank Capital Markets, 5.520%, dated 7/29/1997, due 10/1/1997                  103,000,000
   35,000,000 (d)UBS Securities, Inc., 5.570%, dated 7/3/1997, due 8/20/1997                          35,000,000
               TOTAL REPURCHASE AGREEMENTS                                                         2,657,300,000
               TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                         $  4,263,303,522

(a) Floating rate note with current rate and next reset date shown.

(b) Each issue shows the rate of discount at time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

(f) Certain of these securities represent delayed delivery securities.

Note: The categories of investments are shown as a percentage of net assets
     ($4,230,260,373) at July 31, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES
                         GOVERNMENT OBLIGATIONS FUND

                               JULY 31, 1997

 ASSETS:
 Investments in repurchase agreements                             $ 2,657,300,000
 Investments in securities                                          1,606,003,522
 Total investments in securities, at amortized cost and value                     $   4,263,303,522
 Cash                                                                                        43,436
 Income receivable                                                                       17,361,221
 Receivable for shares sold                                                                 226,511
   Total assets                                                                       4,280,934,690
 LIABILITIES:
 Payable for investments purchased                                     36,050,000
 Payable for shares redeemed                                            1,360,091
 Income distribution payable                                           12,666,533
 Accrued expenses                                                         597,693
   Total liabilities                                                                     50,674,317
 NET ASSETS for 4,230,260,373 shares outstanding                                  $   4,230,260,373
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $3,293,391,600 / 3,293,391,600 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $936,868,773 / 936,868,773 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS
                         GOVERNMENT OBLIGATIONS FUND

                          YEAR ENDED JULY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                              $186,966,832
 EXPENSES:
 Investment advisory fee                                                  $  6,777,523
 Administrative personnel and services fee                                   2,559,413
 Custodian fees                                                                256,653
 Transfer and dividend disbursing agent fees and expenses                      115,098
 Directors'/Trustees' fees                                                      28,483
 Auditing fees                                                                  13,438
 Legal fees                                                                     10,035
 Portfolio accounting fees                                                     277,279
 Shareholder services fee--Institutional Shares                              6,307,126
 Shareholder services fee--Institutional Service Shares                      2,164,778
 Share registration costs                                                      308,677
 Printing and postage                                                           22,986
 Insurance premiums                                                             26,026
 Taxes                                                                          28,319
 Miscellaneous                                                                  24,848
     Total expenses                                                         18,920,682
 Waivers--
     Waiver of investment advisory fee                       $(3,522,148)
     Waiver of shareholder services fee--Institutional        (6,307,126)
     Shares
         Total waivers                                                      (9,829,274)
                Net expenses                                                              9,091,408
                 Net investment income                                                 $177,875,424

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                        GOVERNMENT OBLIGATIONS FUND

                                                                  YEAR ENDED JULY 31,
                                                               1997                  1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                 $    177,875,424     $      135,465,845
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                     (134,094,591)          (108,299,075)
  Institutional Service Shares                              (43,780,833)           (27,166,770)
   Change in net assets resulting from distributions       (177,875,424)          (135,465,845)
   to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                            22,256,668,113         14,537,344,438
 Net asset value of shares issued to shareholders in         55,759,597             39,437,151
 payment of distributions declared
 Cost of shares redeemed                                (20,967,440,251)       (13,957,129,903)
  Change in net assets resulting from share               1,344,987,459            619,651,686
  transactions
   Change in net assets                                   1,344,987,459            619,651,686
 NET ASSETS:
 Beginning of period                                      2,885,272,914          2,265,621,228
 End of period                                         $  4,230,260,373     $    2,885,272,914

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS
                         GOVERNMENT OBLIGATIONS FUND

                               JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $4,230,260,373. Transactions in shares were as follows:


                                                                       YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                            1997                1996
 Shares sold                                                17,018,052,623     11,676,332,015
 Shares issued to shareholders in payment of
 distributions declared                                         37,459,828         27,600,308
 Shares redeemed                                           (15,945,119,407)   (11,447,449,600)
  Net change resulting from Institutional Share
  transactions                                               1,110,393,044        256,482,723

                                                                      YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                    1997                1996
 Shares sold                                                 5,238,615,490      2,861,012,423
 Shares issued to shareholders in payment of
 distributions declared                                         18,299,769         11,836,843
 Shares redeemed                                            (5,022,320,844)    (2,509,680,303)
  Net change resulting from Institutional Service Share
  transactions                                                 234,594,415        363,168,963
   Net change resulting from share transactions              1,344,987,459        619,651,686

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997

[Graphic]
Government Obligations Fund

Institutional Shares
PROSPECTUS
SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

GOVERNMENT OBLIGATIONS FUND INSTITUTIONAL SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
Cusip 60934N104
G01066-01 (9/97)

[Graphic]



Government Obligations Fund

(A Portfolio of Money Market Obligations Trust)
Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Government Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                                   1
 Financial Highlights-- Institutional Service Shares        2
 General Information                                        3
 Investment Information                                     3
  Investment Objective                                      3
  Investment Policies                                       3
  Investment Limitations                                    4
 Fund Information                                           4
  Management of the Fund                                    4
  Distribution of Institutional Service Shares              5
  Administration of the Fund                                5
 Net Asset Value                                            5
 How to Purchase Shares                                     6
  Purchasing Shares by Wire                                 6
  Purchasing Shares by Check                                6
  Invest-by-Phone                                           6
 How to Redeem Shares                                       6
  Redeeming Shares by Telephone                             6
  Redeeming Shares by Mail                                  7
 Account and Share Information                              7
  Dividends                                                 7
  Capital Gains                                             7
  Confirmations and Account Statements                      7
  Accounts with Low Balances                                7
  Voting Rights                                             7
 Tax Information                                            8
  Federal Income Tax                                        8
  State and Local Taxes                                     8
 Other Classes of Shares                                    8
 Performance Information                                    8
 Financial Highlights-- Institutional Shares                9
 Financial Statements                                      10
 Report of Independent
  Public Accountants                        Inside Back Cover

                          SUMMARY OF FUND EXPENSES

                                    INSTITUTIONAL SERVICE SHARES
                                  SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                         None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None
                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.10%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.35%
  Shareholder Services Fee                                                          0.25%

 Total Operating Expenses(after waivers)(2)                                                   0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.55% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to
additional fees.      EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year         $ 5
 3 Years        $14
 5 Years        $25
 10 Years       $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

            FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                                                         YEAR ENDED JULY 31,
                                                   1997        1996        1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00      $ 1.00       $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.05        0.05         0.05
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.05)      (0.05)       (0.05)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00      $ 1.00       $ 1.00
 TOTAL RETURN(B)                                    5.16%       5.29%        5.31%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%       0.45%        0.45%*
  Net investment income                             5.06%       5.14%        5.63%*
  Expense waiver/reimbursement(c)                   0.10%       0.11%        0.15%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)       $936,869    $702,274     $339,105

* Computed on an annualized basis.

(a) Reflects operations for the period from August 1, 1994 (date of initial public investment) to July 31, 1995. For the period from the effective date, July 5, 1994 to July 31, 1994, all net investment income was distributed to the Fund's adviser.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. government securities. A
minimum initial investment of $1,000,000 is required.      The Fund attempts to
stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

* direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

* notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

* notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

* notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

* the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;

* discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or

* the credit of the agency or instrumentality.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.      The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. As a matter of non-fundamental policy, the Fund does not intend to engage in reverse repurchase agreements. The Fund will notify shareholders prior to any change in this policy. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES

  The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

  Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM            AVERAGE AGGREGATE
   FEE               DAILY NET ASSETS

 0.150%         on the first $250 million
 0.125%         on the next $250 million
 0.100%         on the next $250 million
 0.075%    on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time), Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Government Obligations Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Government Obligations Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin
earning dividends the next day.      INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.      Telephone instructions
may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be
promptly notified.     REDEEMING SHARES BY MAIL      Shares may be redeemed in
any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Shareholders are urged to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.

                          OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to financial institutions, financial intermediaries, institutional investors, and entities holding shares in an agency or fiduciary capacity, and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                FINANCIAL HIGHLIGHTS -- INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                                                               YEAR ENDED JULY 31,
                                1997        1996        1995      1994      1993      1992      1991     1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD           $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income           0.05        0.05        0.05      0.03      0.03      0.05      0.07      0.03
 LESS DISTRIBUTIONS
 Distributions from net
 investment income              (0.05)      (0.05)      (0.05)    (0.03)    (0.03)    (0.05)    (0.07)    (0.03)
 NET ASSET VALUE, END OF
 PERIOD                        $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                 5.43%       5.55%       5.57%     3.41%     3.22%     4.70%     7.20%     2.80%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                        0.20%       0.20%       0.20%     0.20%     0.20%     0.20%     0.20%     0.20%*
 Net investment income           5.32%       5.41%       5.58%     3.38%     3.16%     4.55%     6.77%     8.24%*
 Expense
 waiver/reimbursement(c)         0.35%       0.36%       0.40%     0.15%     0.11%     0.12%     0.22%     0.34%*
 SUPPLEMENTAL DATA
 Net assets, end of
 period (000 omitted)      $3,293,392  $2,182,999  $1,926,516  $763,879  $707,146  $679,533  $331,454  $148,598

* Computed on an annualized basis.

(a) Reflects operations for the period from March 31, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                          PORTFOLIO OF INVESTMENTS
                         GOVERNMENT OBLIGATIONS FUND

                               JULY 31, 1997

   PRINCIPAL
     AMOUNT                                                                               VALUE

 SHORT-TERM OBLIGATIONS--38.0%
 $  67,000,000 (a)Federal Farm Credit Bank, Floating Rate Notes--1.7%
               5.320%, 9/1/1997                                                     $    66,957,994
    94,500,000 (f)Federal Home Loan Bank Notes--2.2%
               5.460% - 6.025%, 11/18/1997 - 8/12/1998                                   94,460,443
   186,086,000 (b)Federal Home Loan Bank, Discount Notes--4.3%
               5.570% - 5.821%, 8/21/1997 - 3/17/1998                                   182,119,453
    65,500,000 (a)Federal Home Loan Bank, Floating Rate Notes--1.5%
               5.571% - 5.623%, 8/20/1997 - 9/4/1997                                     65,476,038
    72,295,000 Federal Home Loan Mortgage Corp. Notes--1.7%
               5.640% - 5.840%, 8/28/1997 - 4/8/1998                                     72,286,448
    18,000,000 (b)Federal Home Loan Mortgage Corp., Discount Note--0.4%
               5.565%, 8/15/1997                                                         17,962,060
    79,000,000 (a)Federal Home Loan Mortgage Corp., Floating Rate Notes--1.9%
               5.444% - 5.480%, 8/5/1997 - 8/20/1997                                     78,948,966
   172,845,000 Federal National Mortgage Association Notes--4.1%
               5.350% - 6.000%, 8/14/1997 - 6/23/1998                                   172,778,887
   137,810,000 (b)Federal National Mortgage Association, Discount Notes--3.2%
               5.747% - 5.876%, 10/6/1997 - 12/12/1997                                  135,702,353
   106,000,000 (a)Federal National Mortgage Association, Floating Rate Notes--2.5%
               5.460% - 5.800%, 8/4/1997 - 8/15/1997                                    105,989,143
   362,095,000 (a)Housing and Urban Development, Floating Rate Note--8.6%
               6.013%, 8/1/1997                                                         362,095,000
   135,125,000 (a)Student Loan Marketing Association, Floating Rate Notes--3.2%
               5.450% - 5.510%, 8/5/1997                                                135,095,475
    14,000,000 (b)U.S. Treasury Bill--0.3%
               5.599%, 3/5/1998                                                          13,554,800
   102,000,000 U.S. Treasury Notes--2.4%
               6.125%-7.875%, 11/15/1997-5/15/1998                                      102,576,462
                TOTAL SHORT-TERM OBLIGATIONS                                          1,606,003,522
 (C)REPURCHASE AGREEMENTS--62.8%
   150,000,000 Bear, Stearns and Co., 5.870%, dated 7/31/1997, due 8/1/1997             150,000,000
   100,000,000 CIBC Wood Gundy Securities Corp., 5.850%, dated 7/31/1997, due           100,000,000
               8/1/1997
   100,000,000 Chase Government Securities, Inc., 5.870%, dated 7/31/1997, due          100,000,000
               8/1/1997
   100,000,000 Deutsche Bank Government Securities, Inc., 5.850%, dated 7/31/1997,      100,000,000
               due 8/1/1997
   460,000,000 Goldman Sachs Group, LP, 5.850%, dated 7/31/1997, due 8/1/1997           460,000,000
   150,000,000 HSBC Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997             150,000,000

GOVERNMENT OBLIGATIONS FUND


   PRINCIPAL
     AMOUNT                                                                               VALUE

 (C)REPURCHASE AGREEMENTS--CONTINUED
 $ 200,000,000 J.P. Morgan & Co., Inc., 5.850%, dated 7/31/1997, due 8/1/1997       $   200,000,000
   100,000,000 J.P. Morgan & Co., Inc., 5.950%, dated 7/31/1997, due 8/1/1997           100,000,000
   200,000,000 Prudential Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997       200,000,000
    50,000,000 Sanwa-BGK Securities Co., LP, 6.100%, dated 7/31/1997, due 8/1/1997       50,000,000
   150,000,000 Smith Barney, Inc., 5.850%, dated 7/31/1997, due 8/1/1997                150,000,000
    20,000,000 State Street Bank and Trust Co., 5.770%, dated 7/31/1997, due             20,000,000
               8/1/1997
    43,300,000 Swiss Bank Capital Markets, 5.780%, dated 7/31/1997, due 8/1/1997         43,300,000
   150,000,000 Toronto Dominion Securities (USA) Inc., 5.850%, dated 7/31/1997, due     150,000,000
               8/1/1997
   170,000,000 UBS Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997              170,000,000
    81,000,000 (d)Chase Government Securities, Inc., 5.550%, dated 7/7/1997, due         81,000,000
               9/5/1997
    82,000,000 (d)Chase Government Securities, Inc., 5.600%, dated 7/2/1997, due         82,000,000
               9/30/1997
   117,000,000 (d)Goldman Sachs Group, LP, 5.550%, dated 7/3/1997, due 8/20/1997        117,000,000
    96,000,000 (d)Lehman Brothers, Inc., 5.510%, dated 7/9/1997, due 8/11/1997           96,000,000
   103,000,000 (d)Swiss Bank Capital Markets, 5.520%, dated 7/29/1997, due              103,000,000
               10/1/1997
    35,000,000 (d)UBS Securities, Inc., 5.570%, dated 7/3/1997, due 8/20/1997            35,000,000
                TOTAL REPURCHASE AGREEMENTS                                           2,657,300,000
                TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                            $ 4,263,303,522

(a) Floating rate note with current rate and next reset date shown.

(b) Each issue shows the rate of discount at time of purchase.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Although final maturity falls beyond seven days, a liquidity feature is included in each transaction to permit termination of the repurchase agreement within seven days.

(e) Also represents cost for federal tax purposes.

(f) Certain of these securities represent delayed delivery securities.

Note: The categories of investments are shown as a percentage of net assets
     ($4,230,260,373) at July 31, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES
                         GOVERNMENT OBLIGATIONS FUND

                               JULY 31, 1997

 ASSETS:
 Investments in repurchase agreements                             $ 2,657,300,000
 Investments in securities                                          1,606,003,522
 Total investments in securities, at amortized cost and value                     $   4,263,303,522
 Cash                                                                                        43,436
 Income receivable                                                                       17,361,221
 Receivable for shares sold                                                                 226,511
   Total assets                                                                       4,280,934,690
 LIABILITIES:
 Payable for investments purchased                                     36,050,000
 Payable for shares redeemed                                            1,360,091
 Income distribution payable                                           12,666,533
 Accrued expenses                                                         597,693
   Total liabilities                                                                     50,674,317
 NET ASSETS for 4,230,260,373 shares outstanding                                  $   4,230,260,373
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $3,293,391,600 / 3,293,391,600 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $936,868,773 / 936,868,773 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS
                         GOVERNMENT OBLIGATIONS FUND

                          YEAR ENDED JULY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                              $186,966,832
 EXPENSES:
 Investment advisory fee                                                  $  6,777,523
 Administrative personnel and services fee                                   2,559,413
 Custodian fees                                                                256,653
 Transfer and dividend disbursing agent fees and expenses                      115,098
 Directors'/Trustees' fees                                                      28,483
 Auditing fees                                                                  13,438
 Legal fees                                                                     10,035
 Portfolio accounting fees                                                     277,279
 Shareholder services fee--Institutional Shares                              6,307,126
 Shareholder services fee--Institutional Service Shares                      2,164,778
 Share registration costs                                                      308,677
 Printing and postage                                                           22,986
 Insurance premiums                                                             26,026
 Taxes                                                                          28,319
 Miscellaneous                                                                  24,848
     Total expenses                                                         18,920,682
 Waivers--
     Waiver of investment advisory fee                       $(3,522,148)
     Waiver of shareholder services fee--Institutional        (6,307,126)
     Shares
         Total waivers                                                      (9,829,274)
                Net expenses                                                              9,091,408
                 Net investment income                                                 $177,875,424

(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS
                        GOVERNMENT OBLIGATIONS FUND


                                                                     YEAR ENDED JULY 31,
                                                                 1997                 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                    $    177,875,424      $    135,465,845
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                        (134,094,591)         (108,299,075)
  Institutional Service Shares                                 (43,780,833)          (27,166,770)
   Change in net assets resulting from distributions          (177,875,424)         (135,465,845)
   to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                               22,256,668,113        14,537,344,438
 Net asset value of shares issued to shareholders in
 payment of distributions declared                              55,759,597            39,437,151
 Cost of shares redeemed                                   (20,967,440,251)      (13,957,129,903)
  Change in net assets resulting from share
  transactions                                               1,344,987,459           619,651,686
   Change in net assets                                      1,344,987,459           619,651,686
 NET ASSETS:
 Beginning of period                                         2,885,272,914         2,265,621,228
 End of period                                            $  4,230,260,373     $   2,885,272,914

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS
                         GOVERNMENT OBLIGATIONS FUND

                               JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/ dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $4,230,260,373. Transactions in shares were as follows:


                                                                        YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                             1997                  1996
 Shares sold                                                 17,018,052,623       11,676,332,015
 Shares issued to shareholders in payment of                     37,459,828           27,600,308
 distributions declared
 Shares redeemed                                            (15,945,119,407)     (11,447,449,600)
  Net change resulting from Institutional Share               1,110,393,044          256,482,723
  transactions

                                                                        YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                     1997                  1996
 Shares sold                                                  5,238,615,490        2,861,012,423
 Shares issued to shareholders in payment of distributions       18,299,769           11,836,843
 declared
 Shares redeemed                                             (5,022,320,844)      (2,509,680,303)
  Net change resulting from Institutional Service Share         234,594,415          363,168,963
  transactions
   Net change resulting from share transactions               1,344,987,459          619,651,686

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Government Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997

[Graphic]
Federated Investors
Government Obligations Fund

Institutional Service Shares

PROSPECTUS

SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

GOVERNMENT OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor
Cusip 60934N807
G01066-02 (9/97)

[Graphic]



GOVERNMENT OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Government Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling
1-800-341-7400.      FEDERATED INVESTORS TOWER PITTSBURGH, PA 15222-3779
Statement dated September 30, 1997      [Graphic] Federated Investors Federated
Securities Corp., Distributor     Cusip 60934N104 Cusip 60934N807 G01066-03
(9/97)      TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 1 Reverse Repurchase Agreements 1 Lending of Portfolio Securities 1 INVESTMENT LIMITATIONS 1 Selling Short and Buying on Margin 1 Issuing Senior Securities and Borrowing Money 2 Pledging Assets 2 Lending Cash or Securities 2 Investing in Commodities 2 Investing in Real Estate 2 Underwriting 2 Concentration of Investments 2 Diversification of Investments 2 Investing in Illiquid Securities 2 Investing in Securities of Other Investment Companies 3 Investing for Control 3 Investing in Options 3 Regulatory Compliance 3 MONEY MARKET OBLIGATIONS TRUST MANAGEMENT 4 Share Ownership 7 Trustee Compensation 8 Trustee Liability 8 INVESTMENT ADVISORY SERVICES 9 Investment Adviser 9 Advisory Fees 9 BROKERAGE TRANSACTIONS 9 OTHER SERVICES 9 Fund Administration 9 Custodian and Portfolio Accountant 9 Transfer Agent 10 Independent Public Accountants 10 Shareholder Services 10 DETERMINING NET ASSET VALUE 10 REDEMPTION IN KIND 10 MASSACHUSETTS PARTNERSHIP LAW 11 THE FUND'S TAX STATUS 11 PERFORMANCE INFORMATION 11 Yield 11 Effective Yield 11 Total Return 11 Performance Comparisons 12 Economic and Market Information 12 ABOUT FEDERATED INVESTORS 12 Mutual Fund Market 13 Institutional Clients 13 Bank Marketing 13 Broker/Dealers and Bank Broker/Dealer Subsidiaries 13

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
     ACCEPTABLE INVESTMENTS     Some of the short-term U.S. government
securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate ordinarily is tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed-interest-rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable-rate U.S. government securities. The Fund may purchase variable-rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market
value that approximates its par value on the adjustment date.      WHEN-ISSUED
AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until
the transaction is settled.      LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements or engaging in other transactions where permitted by its investment objective, policies, and limitations or the Trust's Declaration of Trust. INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.

Thomas G. Bigley

15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.
Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

@ Member of the Executive Committee. The Executive Committee of the Trustees handles the responsibilities of the Board between meetings of the Board.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.


As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund.

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Mertru and Company, Muncie, Indiana, owned approximately 217,114,421 shares (6.31%), and Var & Co., St. Paul, Minnesota, owned approximately 394,259,295 shares (11.46%).

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: Lane & Co., San Diego, California, owned approximately 68,065,094 shares (6.69%), and Union Federal Savings Bank and Trust Company, Indianapolis, Indiana, owned approximately 59,222,366 shares (5.82%).

TRUSTEE COMPENSATION

                         AGGREGATE
 NAME,                   COMPENSATION
 POSITION WITH               FROM            TOTAL COMPENSATION PAID
 TRUST                      TRUST*#             FROM FUND COMPLEX+

 John F. Donahue         $0            $0 for the Trust and
 Chairman and Trustee                  56 other investment companies in the
                                       Fund Complex
 Thomas G. Bigley        $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 John T. Conroy, Jr.     $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 William J. Copeland     $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 J. Christopher Donahue  $0            $0 for the Trust and
 President and Trustee                 18 other investment companies in the
                                       Fund Complex
 James E. Dowd           $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Lawrence D. Ellis, M.D. $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Edward L. Flaherty, Jr. $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Peter E. Madden         $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Gregor F. Meyer         $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 John E. Murray, Jr.     $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Wesley W. Posvar        $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Marjorie P. Smuts       $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex


* Information is furnished for the fiscal year ended July 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of six portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY



The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J.
Christopher Donahue.     The adviser shall not be liable to the Trust, the Fund,
or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract
with the Fund.      ADVISORY FEES     For its advisory services, Federated
Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1997, 1996, and 1995, the adviser earned $6,777,523, $5,061,781, and $2,842,786, respectively, of which $3,522,148, $2,827,496, and $2,063,842, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1997, 1996, and 1995, the Fund paid no brokerage
commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1997, 1996, and 1995, the Administrators earned $2,559,413, $1,914,143, and $1,075,995, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus
out-of-pocket expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing
dividend options, account designations, and addresses.      By adopting the
Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders'
requests and inquiries concerning their accounts.     For the fiscal year ended
July 31, 1997, the Fund earned shareholder service fees on behalf of Institutional Shares and Institutional Service Shares in the amounts of $6,307,126 and $2,164,778, respectively, $0 and $2,164,778 of which, respectively, was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     For the seven-day period ended July 31, 1997, the yield for
Institutional Shares was 5.50%, and the yield for Institutional Service Shares was 5.25%.


EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th
power; and subtracting 1 from the result.     For the seven-day period ended
July 31, 1997, the effective yield for Institutional Shares was 5.65%, and the effective yield for Institutional Service Shares was 5.38%

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     For the one-year
and five-year periods ended July 31, 1997, and for the period from March 31, 1990 (date of initial public investment) through July 31, 1997, the average annual total returns were 5.43%, 4.63% and 5.16%, respectively, for Institutional Shares. For the one-year period ended July 31, 1997, and for the period from August 1, 1994 (date of initial public investment) to July 31, 1997, the average annual total returns were 5.16% and 5.23%, respectively, for
Institutional Service Shares.      PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   * Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
   * Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
   * Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors
gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime, and 21 municipal with assets approximating $28.0 billion, $12.8 billion, and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed-income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

Prime Obligations Fund

(A Portfolio of Money Market Obligations Trust)
Institutional Shares

PROSPECTUS

The Institutional Shares of Prime Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                                                1
 Financial Highlights --Institutional Shares                             2
 General Information                                                     3
 Investment Information                                                  3
  Investment Objective                                                   3
  Investment Policies                                                    3
  Investment Risks                                                       5
  Investment Limitations                                                 5
 Fund Information                                                        5
  Management of the Fund                                                 5
  Distribution of Institutional Shares                                   6
  Administration of the Fund                                             7
 Net Asset Value                                                         7
 How to Purchase Shares                                                  7
  Purchasing Shares by Wire                                              7
  Purchasing Shares by Check                                             7
  Invest-by-Phone                                                        7
 How to Redeem Shares                                                    8
  Redeeming Shares by Telephone                                          8
  Redeeming Shares by Mail                                               8
 Account and Share Information                                           8
  Dividends                                                              8
  Capital Gains                                                          8
  Confirmations and Account Statements                                   9
  Accounts with Low Balances                                             9
  Voting Rights                                                          9
 Tax Information                                                         9
  Federal Income Tax                                                     9
  State and Local Taxes                                                  9
 Other Classes of Shares                                                 9
 Performance Information                                                10
 Financial Highlights --Institutional Services Shares                   11
 Financial Statements                                                   12
 Report of Independent Public Accountants                               26

                          SUMMARY OF FUND EXPENSES

                                 INSTITUTIONAL SHARES
                         SHAREHOLDER TRANSACTION EXPENSES
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
 percentage of offering None price) Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as                                                           None
   applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None
                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after                                                                        0.09%
 waiver)(1)
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.11%
   Shareholder Services Fee (after                                                       0.00%
   waiver)(2)
 Total Operating Expenses (after                                                              0.20%
 waivers)(3)

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%

(3) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period

1 year              $ 2
3 years             $ 6
5 years             $11
10 years            $26

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 26.

                                                                       YEAR ENDED JULY 31,
                                    1997         1996        1995        1994        1993      1992      1991     1990(A)
 NET ASSET VALUE,                     $1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00   $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                 0.05        0.05        0.06        0.03        0.03      0.05      0.07     0.03
 LESS DISTRIBUTIONS
 Distributions from net               (0.05)      (0.05)      (0.06)      (0.03)      (0.03)    (0.05)    (0.07)   (0.03)
 investment income
 NET ASSET VALUE, END OF              $1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00   $ 1.00
 PERIOD
 TOTAL RETURN(B)                       5.45%       5.58%       5.65%       3.47%       3.25%     4.74%     7.30%    2.89%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                              0.20%       0.20%       0.20%       0.20%       0.20%     0.20%     0.20%    0.20%*
 Net investment income                 5.35%       5.43%       5.60%       3.47%       3.20%     4.53%     6.54%    8.21%*
 Expense                               0.36%       0.36%       0.38%       0.14%       0.09%     0.10%     0.24%    0.68%*
 waiver/reimbursement(c)
 SUPPLEMENTAL DATA
 Net assets, end of              $3,588,082  $3,032,602  $2,457,797  $1,250,979  $1,098,159  $917,418  $473,593  $34,777
 period (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from March 26, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial
investment of $1,000,000 over a one-year period is required.      The Fund
attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

* domestic issues of corporate debt obligations, including variable rate demand notes;

* commercial paper (including Canadian Commercial Paper and Europaper);

* certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

* short-term credit facilities;

* asset-backed securities;

* obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

* other money market instruments.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

VARIABLE RATE DEMAND NOTES

  Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

  BANK INSTRUMENTS

  The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

  ASSET-BACKED SECURITIES

  Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

  SHORT-TERM CREDIT FACILITIES

  The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.     The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize
short-term profits or losses upon the sale of such commitments.      LENDING OF
PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities, and, as a matter of fundamental investment policy which cannot be changed without shareholder approval, will limit such investments to 10% of its net assets. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. As a matter of non-fundamental investment policy, to the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

CONCENTRATION OF INVESTMENTS

As a matter of policy which cannot be changed without shareholder approval, the Fund will generally invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Fund to more risk than
if it did not concentrate.      INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES

  The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
  Federated Investors.     Federated Management and other subsidiaries of
  Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

MAXIMUM             AVERAGE AGGREGATE
  FEE               DAILY NET ASSETS

0.150%          on the first $250 million
0.125%          on the next $250 million
0.100%          on the next $250 million
0.075%     on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time) Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Obligations Fund -- Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Obligations Fund -- Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin
earning dividends the next day.      INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.      Telephone instructions
may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be
promptly notified.     REDEEMING SHARES BY MAIL      Shares may be redeemed in
any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Shareholders are urged to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.

                          OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is
expressed as a percentage.      From time to time, advertisements for the Fund
may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 26.

                                                             YEAR ENDED JULY 31,
                                                   1997        1996      1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD              $ 1.00      $ 1.00    $ 1.00  $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                              0.05        0.05      0.05    0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income          (0.05)      (0.05)    (0.05)   0.003)
 NET ASSET VALUE, END OF PERIOD                    $ 1.00      $ 1.00    $ 1.00  $ 1.00
 TOTAL RETURN(B)                                     5.19%       5.32%     5.38%   0.30%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                           0.45%       0.45%     0.45%   0.34%*
  Net investment income                              5.11%       5.13%     5.66%   4.68%*
  Expense waiver/reimbursement(c)                    0.11%       0.11%     0.13%   0.14%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)      $2,236,997  $1,297,019  $500,954  $9,387

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                          PORTFOLIO OF INVESTMENTS

                           PRIME OBLIGATIONS FUND
                               JULY 31, 1997

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 CERTIFICATES OF DEPOSIT--3.4%
 BANKING--3.4%
 $  5,000,000 Mellon Bank N.A., Pittsburgh, 5.875%, 10/8/1997                                   $      5,000,000
    7,500,000 Republic National Bank of New York, 6.100%, 1/15/1998                                    7,501,352
  185,000,000 Societe Generale, Paris, 5.430% - 6.140%, 8/11/1997 - 7/23/1998                        184,978,158
               TOTAL CERTFICATES OF DEPOSIT                                                          197,479,510
 (A)COMMERCIAL PAPER--43.6%
 BANKING--12.5%
   20,000,000 ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank N.V., Amsterdam),
              5.921%, 10/15/1997                                                                      19,760,417
  268,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National Bank PLC, London),
              5.413% - 5.869%, 8/12/1997 - 10/10/1997                                                266,507,674
   25,000,000 Australia & New Zealand ANZ (Delaware), Inc., (Guaranteed by Australia & New
              Zealand Banking Group, Melbourne), 5.841%, 12/2/1997                                    24,515,260
   21,265,000 Benedictine Health System, (Lasalle National Bank, Chicago LOC), 5.750% - 5.835%,       21,065,649
              9/29/1997
  110,000,000 Canadian Imperial Holdings, Inc., (Guaranteed by Canadian Imperial Bank of
              Commerce, Toronto), 5.424% - 5.435%, 8/25/1997 - 8/27/1997                             109,594,767
   70,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal de Belgique,
              Brussles), 5.686% - 5.690%, 9/2/1997 - 9/4/1997                                         69,635,350
   21,000,000 National Australia Funding, Inc., (Guaranteed by National Australia Bank, Ltd.,
              Melbourne), 5.613%, 9/16/1997                                                           20,853,490
   35,000,000 Societe Generale North America, Inc., (Guaranteed by Societe Generale, Paris),
              5.580% - 5.604%, 9/5/1997 - 9/10/1997                                                   34,808,431
  134,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska Handelsbanken, Stockholm),
              5.761% - 5.867%, 9/25/1997 - 11/13/1997                                                132,632,698
   29,000,000 Toronto Dominion Holdings (USA), Inc., (Guaranteed by Toronto-Dominion Bank),
              5.816%, 10/6/1997                                                                       28,699,608
               Total                                                                                 728,073,344
 BROKERAGE--3.9%
  225,000,000 Merrill Lynch & Co., Inc., 5.578% - 5.660%, 9/2/1997 - 10/14/1997                      223,213,244
 FINANCE - AUTOMOTIVE--1.8%
  108,000,000 Ford Motor Credit Corp., 5.442% - 5.689%, 8/7/1997 - 2/2/1998                          106,523,333
 FINANCE - COMMERCIAL--20.0%
   20,000,000 Alpha Finance Corp., Ltd., 5.612%, 10/14/1997                                           19,772,656
  155,000,000 Asset Securitization Cooperative Corp., 5.572% - 5.711%, 8/12/1997 - 9/9/1997          154,239,794
  153,500,000 Beta Finance, Inc., 5.413% - 5.888%, 8/19/1997 - 11/14/1997                            152,725,674

Prime Obligations Fund

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 (A)COMMERCIAL PAPER--CONTINUED
 FINANCE - COMMERCIAL--CONTINUED
 $ 70,000,000 CIT Group Holdings, Inc., 5.680%, 9/29/1997 - 9/30/1997                           $     69,352,889
  153,000,000 CXC, Inc., 5.586% - 5.697%, 8/13/1997 - 10/15/1997                                     152,022,313
   62,000,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.594% - 5.596%, 10/8/1997 -                 61,349,867
              10/10/1997
   48,475,000 Falcon Asset Securitization Corp., 5.413% - 5.599%, 8/19/1997 - 10/16/1997              48,090,471
   70,000,000 General Electric Capital Corp., 5.571% - 6.096%, 9/8/1997 - 1/23/1998                   68,836,556
  273,446,000 Greenwich Funding Corp., 5.562% - 5.779%, 8/6/1997 - 9/22/1997                         272,647,215
   40,150,000 Preferred Receivables Funding Co. (PREFCO), 5.478% - 5.608%, 8/14/1997 -                39,882,456
              10/14/1997
   82,062,000 Receivables Capital Corp., 5.551% - 5.575%, 8/25/1997 - 9/12/1997                       81,678,829
   45,000,000 Sheffield Receivables Corp., 5.555%, 8/7/1997                                           44,958,525
               Total                                                                               1,165,557,245
 FINANCE - RETAIL--4.7%
   52,000,000 American Express Credit Corp., 5.592% - 5.593%, 10/20/1997 - 10/21/1997                 51,359,156
   90,000,000 Associates Corp. of North America, 5.596% - 5.704%, 8/15/1997 - 10/28/1997              89,350,989
  133,000,000 New Center Asset Trust, A1+/P1 Series, 5.465% - 5.939%, 8/4/1997 - 10/24/1997          132,131,877
               Total                                                                                 272,842,022
 INSURANCE--0.7%
   22,520,000 AIG Funding, Inc., (Guaranteed by AIG), 5.851%, 8/1/1997                                22,520,000
   20,000,000 CommoLoCo, (Guaranteed by American General Corp.), 5.964%, 10/27/1997                   19,720,150
               Total                                                                                  42,240,150
               TOTAL COMMERCIAL PAPER                                                              2,538,449,338
 SHORT-TERM NOTES--9.2%
 BANKING--3.6%
   10,000,000 Abbey National Treasury Services, PLC, 6.050%, 6/8/1998                                  9,993,241
   10,000,000 BankBoston, N.A., 6.040%, 7/17/1998                                                     10,000,000
    1,500,000 Bayerische Landesbank- NY, 6.250%, 4/15/1998                                             1,499,693
  131,500,000 (b)SALTS II Cayman Islands Corp., (Bankers Trust International Swap Agreement),
              5.863%, 9/18/1997                                                                      131,500,000
   45,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust International, PLC Swap
              Agreement), 5.944%, 1/23/1998                                                           45,000,000
   11,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust International Swap Agreement),
              6.065%, 12/18/1997                                                                      11,000,000
               Total                                                                                 208,992,934
 BROKERAGE--1.6%
   95,000,000 (b)Goldman Sachs & Co., 5.670%, 10/28/1997                                              95,000,000

Prime Obligations Fund

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 SHORT-TERM NOTES--CONTINUED
 FINANCE - AUTOMOTIVE--1.2%
 $ 24,535,190 Chase Manhattan Auto Owner Trust 1997-A, 5.545%, 4/10/1998                        $     24,535,190
   39,322,170 Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998                              39,322,170
    3,191,420 Ford Credit Auto Lease Trust 1996-1, 5.451%, 11/15/1997                                  3,191,327
               Total                                                                                  67,048,687
 FINANCE - COMMERCIAL--1.4%
   76,000,000 Beta Finance, Inc., 6.080% - 6.270%, 3/26/1998 - 5/12/1998                              76,000,000
    2,000,000 CIT Group Holdings, Inc., 6.125%, 9/1/1998                                               2,004,708
    3,507,476 Cargill Lease Receivables Trust 1996-A, 5.613%, 12/20/1997                               3,507,476
    3,100,000 General Electric Capital Corp., 7.205%, 3/9/1998                                         3,118,526
               Total                                                                                  84,630,710
 FINANCE - EQUIPMENT--0.9%
    9,116,285 Capita Equipment Receivables Trust 1996-1, 5.600%, 10/15/1997                            9,116,285
   43,413,507 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998                               43,413,507
               Total                                                                                  52,529,792
 INSURANCE--0.5%
    6,038,166 Olympic Automobile Receivables Trust 1997-A, (FSA GTD), 5.500%, 3/15/1998                6,038,166
   21,065,251 WFS Financial Owner Trust 1997-A, (FSA GTD), 5.630%, 3/20/1998                          21,065,251
               Total                                                                                  27,103,417
               TOTAL CORPORATE NOTES                                                                 535,305,540
 (C)VARIABLE RATE INSTRUMENTS--19.7%
 BANKING--13.9%
    5,880,000 Abbott Foods, Series 1996, (Huntington National Bank, Columbus, OH LOC), 5.650%,         5,880,000
              8/7/1997
    5,580,000 Alabama State IDA, Series 1994, Miltope Project, (Regions Bank, Alabama LOC),
              5.650%, 8/7/1997                                                                         5,580,000
    9,015,000 Alabama State IDA, (Wellborn Cabinet, Inc.), Tax Revenue Bonds, (Amsouth Bank
              N.A., Birmingham LOC), 5.600%, 8/6/1997                                                  9,015,000
    8,105,000 Alexandria Executive Club L.P., (Huntington National Bank, Columbus, OH LOC),            8,105,000
              5.650%, 8/7/1997
    8,580,000 Arrow N.A., Inc., (Bank of America NT and SA, San Francisco LOC), 5.650%,                8,580,000
              8/7/1997
    7,000,000 Asset Holdings Corp. VII, (First Bank N.A., Minneapolis LOC), 5.640%, 8/7/1997           7,000,000
    3,500,000 Asset Holdings V, (Bayerische Vereinsbank AG, Munich LOC), 5.640%, 8/7/1997              3,500,000
   16,500,000 Association of American Medical Colleges, (Guaranteed by Chase Manhattan Bank
              N.A., New York), 5.640%, 8/6/1997                                                       16,500,000
    3,800,000 Balboa Investment Group V, Series 1997, (Amsouth Bank N.A., Birmingham LOC),
              5.700%, 8/7/1997                                                                         3,800,000
    5,000,000 Bank One, Milwaukee, WI, N.A., 5.510%, 8/5/1997                                          4,999,319

Prime Obligations Fund

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
 BANKING--CONTINUED
 $  4,000,000 Bardstown City, KY, Series 1995, (RJ Tower Project), (Comerica, Inc. LOC),        $      4,000,000
              5.670%, 8/7/1997
    1,627,790 Bowling Green Manor L.P., (Huntington National Bank, Columbus, OH LOC), 5.650%,          1,627,790
              8/7/1997
   17,400,000 CMH Funding, (Huntington National Bank, Columbus, OH LOC), 5.980%, 1/3/1998             17,400,000
    6,592,000 Capital One Funding Corp., Series 1994-A, (Bank One, Ohio, N.A. LOC), 5.560%,            6,592,000
              8/7/1997
   19,387,000 Capital One Funding Corp., Series 1994-C, (Bank One, Ohio, N.A. LOC), 5.560%,           19,387,000
              8/7/1997
    9,045,000 Capital One Funding Corp., Series 1994-D, (Bank One, Kentucky LOC), 5.560%,              9,045,000
              8/7/1997
   21,213,000 Capital One Funding Corp., Series 1995-A, (Bank One, Indianapolis, IN LOC),             21,213,000
              5.560%, 8/7/1997
   20,054,000 Capital One Funding Corp., Series 1995-B, (Bank One, Kentucky LOC), 5.560%,             20,054,000
              8/7/1997
   21,771,000 Capital One Funding Corp., Series 1995-F, (Bank One, Ohio, N.A. LOC), 5.560%,           21,771,000
              8/7/1997
    1,000,000 Chestnut Hills Apartments, Ltd., (Huntington National Bank, Columbus, OH LOC),
              5.670%, 8/7/1997                                                                         1,000,000
   10,100,000 Cloquet, MN, Series 1996-B, Potlach Corp., (Credit Suisse, Zurich LOC), 5.700%,         10,100,000
              8/6/1997
    1,042,337 Clyde Manor L.P., (Huntington National Bank, Columbus, OH LOC),
    5.650%, 8/7/1997 1,042,337 3,025,000 Columbia County, GA Development
    Authority, Series 1993, (SunTrust Banks, Inc.
              LOC), 5.600%, 8/6/1997                                                                   3,025,000
    3,875,000 Eastwinds Investment, Ltd., (Huntington National Bank, Columbus, OH LOC), 5.650%,        3,875,000
              8/7/1997
    7,015,000 Fort Craig Limited Partnership, (Huntington National Bank, Columbus, OH LOC),            7,015,000
              5.650%, 8/7/1997
    4,300,000 G.M.H. Enterprises, Inc., Series 1995, (National City Bank, Cleveland, OH LOC),          4,300,000
              5.650%, 8/7/1997
    3,260,000 Gerken Materials, Inc., (Huntington National Bank, Columbus, OH LOC), 5.650%,            3,260,000
              8/7/1997
    9,900,000 Grand Aire Express, Inc., Series 1997, (National City Bank, Northwest LOC),              9,900,000
              5.650%, 8/7/1997
    1,200,000 Great Lakes Brewing Co., (Huntington National Bank, Columbus, OH LOC), 5.650%,           1,200,000
              8/7/1997
    2,275,000 Grote Family L.P., (Huntington National Bank, Columbus, OH LOC), 5.650%, 8/7/1997        2,275,000
   12,020,000 Hunt Club Apartments, Inc., (Huntington National Bank, Columbus, OH LOC), 5.650%,       12,020,000
              8/6/1997
      900,000 Illinois Development Finance Authority, Series 1996B, Nimlok Co., Project, (Bank
              One, Chicago LOC), 5.790%, 8/7/1997                                                        900,000
      245,000 Kenny, Donald R. and Cheryl A., (Huntington National Bank, Columbus, OH LOC),
              5.650%, 8/7/1997                                                                           245,000
    7,000,000 Kenny, Donald R. and Cheryl A., Series 1995-A, (National City Bank, Columbus, OH
              LOC), 5.650%, 8/7/1997                                                                   7,000,000
    7,960,000 Kenny, Donald R. and Cheryl A., Series 1995-B, (Huntington National Bank,
              Columbus, OH LOC), 5.650%, 8/7/1997                                                      7,960,000
  157,000,000 Liquid Asset Backed Securities Trust, Series 1996-3, (Westdeutsche Landesbank
              Girozentrale Swap Agreement), 5.700%, 8/15/1997                                        157,000,000
   58,000,000 Liquid Asset Backed Securities Trust, Series 1997-1, (Westdeutsche Landesbank
              Girozentrale Swap Agreement), 5.680%, 8/15/1997                                         58,000,000
    3,322,000 Midwest Funding Corp., Series 1991 A, Class A-1, (Bank One, Ohio, N.A. LOC),             3,322,000
              5.560%, 8/7/1997

Prime Obligations Fund

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
 BANKING--CONTINUED
 $  2,508,000 Midwest Funding Corp., Series 1991 B, (Bank One, Ohio, N.A. LOC), 5.560%,         $      2,508,000
              8/7/1997
    3,481,000 Midwest Funding Corp., Series 1991-C, (Bank One, Ohio, N.A. LOC), 5.560%,                3,481,000
              8/7/1997
    2,307,000 Midwest Funding Corp., Series 1992-A, (Bank One, Ohio, N.A. LOC), 5.560%,                2,307,000
              8/7/1997
    1,518,000 Midwest Funding Corp., Series 1992-B, (Bank One, Ohio, N.A. LOC), 5.560%,                1,518,000
              8/7/1997
    3,605,000 Midwest Funding Corp., Series 1992-C, (Bank One, Ohio, N.A. LOC), 5.560%,                3,605,000
              8/7/1997
   12,200,000 Mississippi Business Finance Corp., Choctaw Foods,Inc., (Rabobank Nederland,
              Utrecht LOC), 5.600%, 8/6/1997                                                          12,200,000
    6,960,000 Mississippi Business Finance Corp., Metalloy Project, (Comerica Bank, Detroit, MI
              LOC), 5.650%, 8/7/1997                                                                   6,960,000
   12,000,000 Mississippi Business Finance Corp., Series 1994, (Wachovia Bank of Georgia N.A.,
              Atlanta LOC), 5.640%, 8/6/1997                                                          12,000,000
    2,000,000 Mississippi Business Finance Corp., Series 1995, Plantation Pointe, LP Project,
              (Amsouth Bank N.A., Birmingham LOC), 5.650%, 8/7/1997                                    2,000,000
    5,000,000 NUFUNDING, Inc., Series 1996, (Lasalle National Bank, Chicago LOC), 5.725%,              5,000,000
              8/6/1997
    3,000,000 Newbury Industrial Park, Series 1996, (Huntington National Bank, Columbus, OH
              LOC), 5.650%, 8/7/1997                                                                   3,000,000
    2,530,000 Nova University, Inc. Lease Revenue Bonds, Series 1993, Miami Dolphins Training
              Facility, (SunTrust Bank, South Florida LOC), 5.600%, 8/6/1997                           2,530,000
    2,310,000 Orangeburg Convalescent Care Center, Inc., Series 1995A, (PNC Bank, Kentucky
              LOC), 5.604%, 8/4/1997                                                                   2,310,000
    4,000,000 REAL I Funding Corp., Casto Realty Investments, Series 1996, (Huntington National
              Bank, Columbus, OH LOC), 5.650%, 8/7/1997                                                4,000,000
  111,522,416 Rabobank Optional Redemption Trust, Series 1997-101, 5.750%, 8/15/1997                 111,522,416
    7,235,000 Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
              5.650%, 7/31/1997                                                                        7,235,000
    2,945,000 Roby Company Ltd. Partnership, (Huntington National Bank, Columbus, OH LOC),
              5.650%, 8/7/1997                                                                         2,945,000
   12,750,000 Rooker, J.W., (Wachovia Bank of Georgia N.A., Atlanta LOC), 5.640%, 8/6/1997            12,750,000
    6,000,000 SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New York Swap Agreement),
              5.738%, 9/1/1997                                                                         6,000,000
      200,000 Scranton Times, L.P., (PNC Bank, N.A. LOC), 5.690%, 8/4/1997                               200,000
    6,100,000 Shenandoah Partners L.P., (Huntington National Bank, Columbus, OH LOC), 5.650%,          6,100,000
              8/7/1997
    3,617,000 Spitzer Group, Series 1996A, (Bank One, Ohio, N.A. LOC), 5.640%, 8/7/1997                3,617,000
    1,980,000 Spitzer Group, Series 1996B, (Bank One, Ohio, N.A. LOC), 5.640%, 8/7/1997                1,980,000
    5,315,000 Springfield Limited Series A, (Union Bank of Switzerland, Zurich LOC), 5.560%,           5,315,000
              8/7/1997
   47,445,000 Terry Griffin Gate Partners, Ltd., Series 1995, (Bank One, Kentucky LOC), 5.640%,       47,445,000
              8/6/1997

Prime Obligations Fund

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
 BANKING--CONTINUED
 $  5,780,000 Van Dyne Crotty Co., Series 1996, (Huntington National Bank, Columbus, OH LOC),
              5.650%, 8/7/1997                                                                  $      5,780,000
    4,179,000 Vista Funding Corp., Series 1994-A, (Fifth Third Bank of Northwestern OH LOC),           4,179,000
              5.640%, 8/7/1997
   11,114,000 Vista Funding Corp., Series 1995-B, (Fifth Third Bank of Northwestern OH LOC),          11,114,000
              5.640%, 8/7/1997
    9,990,000 Vista Funding Corp., Series 1995-D, (Fifth Third Bank of Northwestern OH LOC),           9,990,000
              5.640%, 8/7/1997
    8,784,000 Vista Funding Corp., Series 1995-E, (Bank One, Ohio, N.A. LOC), 5.640%, 8/7/1997         8,784,000
    2,955,000 Vista Funding Corp., 5.56%, 8/7/1997                                                     2,955,000
    5,555,000 Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC), 5.700%, 8/7/1997                      5,555,000
      991,431 Wauseon Manor II L.P., (Huntington National Bank, Columbus, OH LOC), 5.650%,               991,431
              8/7/1997
    3,075,000 Wexner Heritage House, (Huntington National Bank, Columbus, OH LOC), 5.650%,             3,075,000
              8/7/1997
    2,320,000 YMCA of Central, OH, (Huntington National Bank, Columbus, OH LOC), 5.650%,               2,320,000
              8/7/1997
               Total                                                                                 810,760,293
 ELECTRICAL EQUIPMENT--0.9%
   20,185,501 GE Engines RPP Trust - 1995-1, Series B, (Guaranteed by General Electric Co.),          20,185,501
              5.620%, 8/4/1997
    7,000,000 GE Engines RPP Trust - 1995-1, Series C, (Guaranteed by General Electric Co.),           7,000,000
              5.692%, 8/4/1997
   22,613,059 Northwest Airlines, Inc., (Guaranteed by General Electric Co.), 5.580%, 8/4/1997        22,613,059
               Total                                                                                  49,798,560
 FINANCE - RETAIL--0.6%
   37,000,000 Carco Auto Loan Master Trust 1993-2, Series 1993-2, Class A1, 5.695%, 8/15/1997         37,000,000
 INSURANCE--3.9%
  118,339,106 Liquid Asset Backed Securities Trust, Series 1997-3, Senior Notes, (Westdeutsche
              Landesbank Girozentrale Swap Agreement, Guaranteed by AMBAC), 5.751%, 9/27/1997        118,339,106
   30,000,000 (b)Peoples Security Life Insurance Company, 5.840%, 9/1/1997                            30,000,000
   10,000,000 (b)SunAmerica Life Insurance Company, 5.788%, 9/1/1997                                  10,000,000
   25,000,000 Transamerica Life Insurance and Annuity Co., (Transamerica Life Insurance and
              Annuity Co. LOC), 5.781%, 9/26/1997                                                     25,000,000
   44,000,000 (b)Travelers Insurance Company, 5.841%, 8/20/1997                                       44,000,000
               Total                                                                                 227,339,106
 MUNICIPAL--0.4%
   25,700,000 (b)Columbus, OH, 5.770%, 8/7/1997                                                       25,700,000
               TOTAL VARIABLE RATE OBLIGATIONS                                                  1,150,597,959

Prime Obligations Fund

  PRINCIPAL
    AMOUNT                                                                                            VALUE
 SHORT-TERM MUNICIPAL SECURITIES--0.2%
 BANKING--0.2%
 $ 10,000,000 Colorado Health Facilities Authority, National Benevolent Association Series
              1996C, (Kredietbank N.V., Brussels LOC), 5.720%, 11/1/1997                        $      9,998,693
    3,000,000 White Bear Lake, MN City of, Series 1993, (Norwest Bank Minnesota, Minneapolis
              LOC), 5.900%, 11/1/1997                                                                  3,000,000
               TOTAL SHORT-TERM MUNICIPAL SECURITIES                                                  12,998,693
 TIME DEPOSITS--8.5%
 BANKING--8.5%
  170,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.813%, 8/1/1997                                        170,000,000
  150,000,000 Chase Manhattan Bank (USA) N.A., Wilmington, 5.813%, 8/1/1997                          150,000,000
  100,000,000 Deutsche Bank, AG, 5.813%, 8/1/1997                                                    100,000,000
   75,000,000 Mellon Bank N.A., Pittsburgh, 5.813%, 8/1/1997                                          75,000,000
               TOTAL TIME DEPOSITS                                                                   495,000,000
 (D)REPURCHASE AGREEMENTS--15.6%
  111,650,000 Bear, Stearns and Co., 5.770%, dated 7/31/1997, due 8/1/1997                           111,650,000
   69,500,000 Chase Government Securities, Inc., 5.870%, dated 7/31/1997, due 8/1/1997                69,500,000
  140,118,000 Goldman Sachs Group, LP, 5.850%, dated 7/31/1997, due 8/1/1997                         140,118,000
   20,000,000 Goldman Sachs Group, LP, 5.880%, dated 7/31/1997, due 8/1/1997                          20,000,000
   37,000,000 Greenwich Capital Markets, Inc., 5.850%, dated 7/31/1997, due 8/1/1997                  37,000,000
  150,000,000 HSBC Securities, Inc., 5.850%, dated 7/31/1997, due 8/1/1997                           150,000,000
   25,000,000 State Street Bank and Trust Co., 5.770%, dated 7/31/1997, due 8/1/1997                  25,000,000
  187,500,000 Toronto Dominion Securities (USA) Inc., 5.850%, dated 7/31/1997, due 8/1/1997          187,500,000
  165,600,000 UBS Securities, Inc., 5.770%, dated 7/31/1997, due 8/1/1997                            165,600,000
               TOTAL REPURCHASE AGREEMENTS                                                           906,368,000
               TOTAL INVESTMENTS (AT AMORTIZED COST)(E)                                         $  5,836,199,040

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to $392,200,000 which represents 6.7% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,825,079,379) at July 31, 1997.

Prime Obligations Fund

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA --Financial Security Assurance GTD --Guaranty IDA --Industrial Development Authority LOC --Letter of Credit LP --Limited Partnership PLC --Public Limited Company SA --Support Agreement

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                           PRIME OBLIGATIONS FUND
                               JULY 31, 1997

 ASSETS:
 Investments in repurchase agreements                             $    906,368,000
 Investments in securities                                           4,929,831,040
 Total investments in securities, at amortized cost and value                      $  5,836,199,040
 Income receivable                                                                       11,938,578
   Total assets                                                                       5,848,137,618
 LIABILITIES:
 Payable for shares redeemed                                               104,382
 Income distribution payable                                            18,503,103
 Payable to bank                                                         3,301,811
 Accrued expenses                                                        1,148,943
   Total liabilities                                                                     23,058,239
 NET ASSETS for 5,825,079,379 shares outstanding                                   $  5,825,079,379
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $3,588,082,310 / 3,588,082,310 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $2,236,997,069 / 2,236,997,069 shares outstanding                                            $1.00

(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS

                           PRIME OBLIGATIONS FUND
                          YEAR ENDED JULY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                              $278,842,332
 EXPENSES:
 Investment advisory fee                                                $   10,030,131
 Administrative personnel and services fee                                   3,787,706
 Custodian fees                                                                391,374
 Transfer and dividend disbursing agent fees and expenses                      315,045
 Directors'/Trustees' fees                                                      41,064
 Auditing fees                                                                  12,891
 Legal fees                                                                     14,424
 Portfolio accounting fees                                                     379,781
 Shareholder services fee--Institutional Shares                              8,188,378
 Shareholder services fee--Institutional Service Shares                      4,349,287
 Share registration costs                                                      612,468
 Printing and postage                                                           34,483
 Insurance premiums                                                             36,663
 Taxes                                                                          95,916
 Miscellaneous                                                                  61,276
     Total expenses                                                         28,350,887
 Waivers--
     Waiver of investment advisory fee                     $(5,562,429)
     Waiver of shareholder services fee--Institutional      (8,188,378)
     Shares
         Total waivers                                                    (13,750,807)
                Net expenses                                                             14,600,080
                 Net investment income                                                 $264,242,252


(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                           PRIME OBLIGATIONS FUND

                                                                 YEAR ENDED JULY 31,
                                                             1997                  1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                  $  264,242,252     $     201,522,995
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                    (175,275,611)         (161,912,538)
  Institutional Service Shares                             (88,966,641)          (39,610,457)
   Change in net assets resulting from distributions      (264,242,252)         (201,522,995)
   to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                           57,987,041,825        39,825,611,659
 Net asset value of shares issued to shareholders in        78,154,545            61,968,216
 payment of distributions declared
 Cost of shares redeemed                               (56,569,738,161)      (38,516,710,023)
  Change in net assets resulting from share              1,495,458,209         1,370,869,852
  transactions
   Change in net assets                                  1,495,458,209         1,370,869,852
 NET ASSETS:
 Beginning of period                                     4,329,621,170         2,958,751,318
 End of period                                         $ 5,825,079,379    $    4,329,621,170

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                           PRIME OBLIGATIONS FUND
                               JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.



Additional information on each restricted security held at July 31, 1997 is as follows:

             SECURITY                    ACQUISITION DATE     ACQUISITION COST
Columbus, OH                                 1/30/1997          $ 25,700,000
Goldman Sachs & Co.                          7/28/1997            95,000,000
Peoples Security Life Insurance Company      7/08/1997            30,000,000
SALTS II Cayman Islands Corp.                6/11/1997           131,500,000
SALTS III Cayman Islands Corp.               7/23/1997            45,000,000
SALTS III Cayman Islands Corp.               6/05/1997            11,000,000
SunAmerica Life Insurance Company            5/28/1997            10,000,000
Travelers Insurance Company                  2/20/1997            44,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $5,825,079,379. Transactions in shares were as follows:

                                                              YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                       1997               1996
 Shares sold                                           41,776,217,888     29,766,228,647
 Shares issued to shareholders in payment of               53,083,360         45,035,407
 distributions declared
 Shares redeemed                                      (41,273,820,945)   (29,236,459,220)
  Net change resulting from Institutional Share           555,480,303        574,804,834
  transactions




                                                              YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                              1997                1996
 Shares sold                                           16,210,823,937     10,059,383,012
 Shares issued to shareholders in payment of               25,071,185         16,932,809
 distributions declared
 Shares redeemed                                      (15,295,917,216)    (9,280,250,803)
  Net change resulting from Institutional Service         939,977,906        796,065,018
  Share transactions
   Net change resulting from share transactions         1,495,458,209      1,370,869,852


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders of Board of Trustees of MONEY MARKET OGLIBATIONS TRUST
(Prime Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997

                                   NOTES

                               NOTES

[Graphic]Federated Investors

Prime Obligations Fund

Institutional Shares

PROSPECTUS
SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

PRIME OBLIGATIONS FUND
INSTITUTIONAL SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
FEDERATED SECURITIES CORP.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 60934N203
601352-01 (9/97) [Graphic]



Prime Obligations Fund

(A Portfolio of Money Market Obligations Trust)
Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Prime Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

                             TABLE OF CONTENTS

 Summary of Fund Expenses                            1
 Financial Highlights --Institutional Service Shares 2
 General Information                                 3
 Investment Information                              3
  Investment Objective                               3
  Investment Policies                                3
  Investment Risks                                   5
  Investment Limitations                             5
 Fund Information                                    5
  Management of the Fund                             5
  Distribution of Institutional Service Shares       6
  Administration of the Fund                         7
 Net Asset Value                                     7
 How to Purchase Shares                              7
  Purchasing Shares by Wire                          7
  Purchasing Shares by Check                         7
  Invest-by-Phone                                    7
 How to Redeem Shares                                8
  Redeeming Shares by Telephone                      8
  Redeeming Shares by Mail                           8
 Account and Share Information                       8
  Dividends                                          8
  Capital Gains                                      8
  Confirmations and Account Statements               9
  Accounts with Low Balances                         9
  Voting Rights                                      9
 Tax Information                                     9
  Federal Income Tax                                 9
  State and Local Taxes                              9
 Other Classes of Shares                             9
 Performance Information                            10
 Financial Highlights --Institutional Shares        11
 Financial Statements                               12
 Report of Independent Public Accountants           26

                          SUMMARY OF FUND EXPENSES

                                           INSTITUTIONAL SERVICE SHARES
                                          SHAREHOLDER TRANSACTION EXPENSES
        Maximum Sales Charge Imposed on Purchases (as a percentage of offering price) None Maximum Sales Charge Imposed on Reinvested Dividends (as a
 percentage of offering None price) Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as                                                            None
  applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None
                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.09%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.36%
  Shareholder Services Fee                                                               0.25%
 Total Operating Expenses (after                                                              0.45%
 waivers)(2)

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.56% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 year     $ 5
3 years    $14
5 years    $25
10 years   $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 26.

                                                            YEAR ENDED JULY 31,
                                                  1997        1996      1995      1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00      $ 1.00    $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.05        0.05      0.05     0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.05)      (0.05)    (0.05)   (0.003)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00      $ 1.00    $ 1.00    $ 1.00
 TOTAL RETURN(B)                                    5.19%       5.32%     5.38%     0.30%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%       0.45%     0.45%     0.34%*
  Net investment income                             5.11%       5.13%     5.66%     4.68%*
  Expense waiver/reimbursement(c)                   0.11%       0.11%     0.13%     0.14%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $2,236,997  $1,297,019  $500,954    $9,387

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public offering) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial
investment of $1,000,000 over a one-year period is required.      The Fund
attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

* domestic issues of corporate debt obligations, including variable rate demand notes;

* commercial paper (including Canadian Commercial Paper and Europaper);

* certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");

* short-term credit facilities;

* asset-backed securities;

* obligations issued or guaranteed as to payment of principal and interest by the U.S. government or one of its agencies or instrumentalities; and

* other money market instruments.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

  VARIABLE RATE DEMAND NOTES

  Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

  BANK INSTRUMENTS

  The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million, or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs"). The Fund will treat securities credit enhanced with a bank's letter of credit as Bank Instruments.

  ASSET-BACKED SECURITIES

  Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in special purpose trusts, limited partnership interests, or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominantly upon collections of the loans and receivables held by the issuer.

  SHORT-TERM CREDIT FACILITIES

  The Fund may enter into, or acquire participations in, short-term borrowing arrangements with corporations, consisting of either a short-term revolving credit facility or a master note agreement payable upon demand. Under these arrangements, the borrower may reborrow funds during the term of the facility. The Fund treats any commitments to provide such advances as a standby commitment to purchase the borrower's notes.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.     The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize
short-term profits or losses upon the sale of such commitments.      LENDING OF
PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities, and, as a matter of fundamental investment policy which cannot be changed without shareholder approval, will limit such investments to 10% of its net assets. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the Trustees, certain restricted securities are determined to be liquid. As a matter of non-fundamental investment policy, to the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, including non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

CONCENTRATION OF INVESTMENTS

As a matter of policy which cannot be changed without shareholder approval, the Fund will generally invest 25% or more of its total assets in commercial paper issued by finance companies. The finance companies in which the Fund intends to invest can be divided into two categories, commercial finance companies and consumer finance companies. Commercial finance companies are principally engaged in lending to corporations or other businesses. Consumer finance companies are primarily engaged in lending to individuals. Captive finance companies or finance subsidiaries which exist to facilitate the marketing and financial activities of their parent will, for purposes of industry concentration, be classified in the industry of their parent's corporation. In addition, the Fund may invest 25% or more of the value of its total assets in instruments issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment. Concentrating investments in one industry may subject the Fund to more risk than
if it did not concentrate.      INVESTMENT RISKS

ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

  ADVISORY FEES

  The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

  ADVISER'S BACKGROUND

  Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
  Federated Investors.     Federated Management and other subsidiaries of
  Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its
affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

MAXIMUM                AVERAGE AGGREGATE
  FEE                   DAILY NET ASSETS

 0.150%             on the first $250 million
 0.125%             on the next $250 million
 0.100%             on the next $250 million
 0.075%         on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time), Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Prime Obligations Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Prime Obligations Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.      Telephone instructions
may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Shareholders are urged to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.

                          OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of
shares.      Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect
of this assumed reinvestment.     Total return represents the change, over a
specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change
by the initial investment and is expressed as a percentage.      From time to
time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                 FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 26.

                                                                         YEAR ENDED JULY 31,
                                     1997       1996        1995        1994        1993      1992      1991      1990(A)
 NET ASSET VALUE,                     $1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00   $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT OPERATIONS
 Net investment income                 0.05        0.05        0.06        0.03        0.03      0.05      0.07     0.03
 LESS DISTRIBUTIONS
 Distributions from net               (0.05)      (0.05)      (0.06)      (0.03)      (0.03)    (0.05)    (0.07)   (0.03)
 investment income
 NET ASSET VALUE, END OF              $1.00      $ 1.00      $ 1.00      $ 1.00      $ 1.00    $ 1.00    $ 1.00   $ 1.00
 PERIOD
 TOTAL RETURN(B)                       5.45%       5.58%       5.65%       3.47%       3.25%     4.74%     7.30%    2.89%
 RATIOS TO AVERAGE NET ASSETS
 Expenses                              0.20%       0.20%       0.20%       0.20%       0.20%     0.20%     0.20%    0.20%*
 Net investment income                 5.35%       5.43%       5.60%       3.47%       3.20%     4.53%     6.54%    8.21%*
 Expense                               0.36%       0.36%       0.38%       0.14%       0.09%     0.10%     0.24%    0.68%*
 waiver/reimbursement(c)
 SUPPLEMENTAL DATA
 Net assets, end of              $3,588,082  $3,032,602  $2,457,797  $1,250,979  $1,098,159  $917,418  $473,593  $34,777
 period (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from March 26, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                          PORTFOLIO OF INVESTMENTS

                           PRIME OBLIGATIONS FUND
                               JULY 31, 1997

   PRINCIPAL
     AMOUNT                                                                  VALUE
 CERTIFICATES OF DEPOSIT--3.4%
 BANKING--3.4%
 $   5,000,000 Mellon Bank N.A., Pittsburgh, 5.875%, 10/8/1997         $      5,000,000
     7,500,000 Republic National Bank of New York, 6.100%, 1/15/1998          7,501,352
   185,000,000 Societe Generale, Paris, 5.430% - 6.140%, 8/11/1997 -        184,978,158
               7/23/1998
                TOTAL CERTFICATES OF DEPOSIT                                197,479,510
 (A)COMMERCIAL PAPER--43.6%
 BANKING--12.5%
    20,000,000 ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO
               Bank N.V., Amsterdam), 5.921%,
               10/15/1997                                                    19,760,417
   268,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey
               National Bank PLC, London), 5.413% -
               5.869%, 8/12/1997 - 10/10/1997                               266,507,674
    25,000,000 Australia & New Zealand ANZ (Delaware), Inc.,
               (Guaranteed by Australia & New Zealand
               Banking Group, Melbourne), 5.841%, 12/2/1997                  24,515,260
    21,265,000 Benedictine Health System, (Lasalle National Bank,            21,065,649
               Chicago LOC), 5.750% - 5.835%, 9/29/1997 110,000,000 Canadian
   Imperial Holdings, Inc., (Guaranteed by
               Canadian Imperial Bank of Commerce,
               Toronto), 5.424% - 5.435%, 8/25/1997 - 8/27/1997             109,594,767
    70,000,000 Cregem North America, Inc., (Guaranteed by Credit
               Communal de Belgique, Brussles),
               5.686% - 5.690%, 9/2/1997 - 9/4/1997                          69,635,350
    21,000,000 National Australia Funding, Inc., (Guaranteed by
               National Australia Bank, Ltd., Melbourne),
               5.613%, 9/16/1997                                             20,853,490
    35,000,000 Societe Generale North America, Inc., (Guaranteed by
               Societe Generale, Paris), 5.580% -
               5.604%, 9/5/1997 - 9/10/1997                                  34,808,431
   134,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska
               Handelsbanken, Stockholm), 5.761% -
               5.867%, 9/25/1997 - 11/13/1997                               132,632,698
    29,000,000 Toronto Dominion Holdings (USA), Inc., (Guaranteed by
               Toronto-Dominion Bank), 5.816%,
               10/6/1997                                                     28,699,608
                Total                                                       728,073,344
 BROKERAGE--3.9%
   225,000,000 Merrill Lynch & Co., Inc., 5.578% - 5.660%, 9/2/1997 -       223,213,244
               10/14/1997
 FINANCE - AUTOMOTIVE--1.8%
   108,000,000 Ford Motor Credit Corp., 5.442% - 5.689%, 8/7/1997 -         106,523,333
               2/2/1998
 FINANCE - COMMERCIAL--20.0%
    20,000,000 Alpha Finance Corp., Ltd., 5.612%, 10/14/1997                 19,772,656
   155,000,000 Asset Securitization Cooperative Corp., 5.572% -             154,239,794
               5.711%, 8/12/1997 - 9/9/1997
   153,500,000 Beta Finance, Inc., 5.413% - 5.888%, 8/19/1997 -             152,725,674
               11/14/1997


Prime Obligations Fund

   PRINCIPAL
     AMOUNT                                                                  VALUE
 (A)COMMERCIAL PAPER--CONTINUED
 FINANCE - COMMERCIAL--CONTINUED
 $  70,000,000 CIT Group Holdings, Inc., 5.680%, 9/29/1997 - 9/30/1997 $     69,352,889
   153,000,000 CXC, Inc., 5.586% - 5.697%, 8/13/1997 - 10/15/1997           152,022,313
    62,000,000 Corporate Asset Funding Co., Inc. (CAFCO), 5.594% -           61,349,867
               5.596%, 10/8/1997 - 10/10/1997
    48,475,000 Falcon Asset Securitization Corp., 5.413% - 5.599%,           48,090,471
               8/19/1997 - 10/16/1997
    70,000,000 General Electric Capital Corp., 5.571% - 6.096%,              68,836,556
               9/8/1997 - 1/23/1998
   273,446,000 Greenwich Funding Corp., 5.562% - 5.779%, 8/6/1997 -         272,647,215
               9/22/1997
    40,150,000 Preferred Receivables Funding Co. (PREFCO), 5.478% -          39,882,456
               5.608%, 8/14/1997 - 10/14/1997
    82,062,000 Receivables Capital Corp., 5.551% - 5.575%, 8/25/1997 -       81,678,829
               9/12/1997
    45,000,000 Sheffield Receivables Corp., 5.555%, 8/7/1997                 44,958,525
                Total                                                     1,165,557,245
 FINANCE - RETAIL--4.7%
    52,000,000 American Express Credit Corp., 5.592% - 5.593%,               51,359,156
               10/20/1997 - 10/21/1997
    90,000,000 Associates Corp. of North America, 5.596% - 5.704%,           89,350,989
               8/15/1997 - 10/28/1997
   133,000,000 New Center Asset Trust, A1+/P1 Series, 5.465% - 5.939%,      132,131,877
               8/4/1997 - 10/24/1997
                Total                                                       272,842,022
 INSURANCE--0.7%
    22,520,000 AIG Funding, Inc., (Guaranteed by AIG), 5.851%,               22,520,000
               8/1/1997
    20,000,000 CommoLoCo, (Guaranteed by American General Corp.),            19,720,150
               5.964%, 10/27/1997
                Total                                                        42,240,150
                TOTAL COMMERCIAL PAPER                                    2,538,449,338
 SHORT-TERM NOTES--9.2%
 BANKING--3.6%
    10,000,000 Abbey National Treasury Services, PLC, 6.050%, 6/8/1998        9,993,241
    10,000,000 BankBoston, N.A., 6.040%, 7/17/1998                           10,000,000
     1,500,000 Bayerische Landesbank- NY, 6.250%, 4/15/1998                   1,499,693
   131,500,000 (b)SALTS II Cayman Islands Corp., (Bankers Trust
               International Swap Agreement), 5.863%,
               9/18/1997                                                    131,500,000
    45,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust
               International, PLC Swap Agreement), 5.944%,
               1/23/1998                                                     45,000,000
    11,000,000 (b)SALTS III Cayman Island Corp., (Bankers Trust
               International Swap Agreement), 6.065%,
               12/18/1997                                                    11,000,000
                Total                                                       208,992,934
 BROKERAGE--1.6%
    95,000,000 (b)Goldman Sachs & Co., 5.670%, 10/28/1997                    95,000,000

Prime Obligations Fund

   PRINCIPAL
     AMOUNT                                                                  VALUE
 SHORT-TERM NOTES--CONTINUED
 FINANCE - AUTOMOTIVE--1.2%
 $  24,535,190 Chase Manhattan Auto Owner Trust 1997-A, 5.545%,        $     24,535,190
               4/10/1998
    39,322,170 Chase Manhattan Auto Owner Trust 1997-B, 5.744%,              39,322,170
               7/10/1998
     3,191,420 Ford Credit Auto Lease Trust 1996-1, 5.451%, 11/15/1997        3,191,327
                Total                                                        67,048,687
 FINANCE - COMMERCIAL--1.4%
    76,000,000 Beta Finance, Inc., 6.080% - 6.270%, 3/26/1998 -              76,000,000
               5/12/1998
     2,000,000 CIT Group Holdings, Inc., 6.125%, 9/1/1998                     2,004,708
     3,507,476 Cargill Lease Receivables Trust 1996-A, 5.613%,                3,507,476
               12/20/1997
     3,100,000 General Electric Capital Corp., 7.205%, 3/9/1998               3,118,526
                Total                                                        84,630,710
 FINANCE - EQUIPMENT--0.9%
     9,116,285 Capita Equipment Receivables Trust 1996-1, 5.600%,             9,116,285
               10/15/1997
    43,413,507 Copelco Capital Funding Corp. X 1997-A, 5.809%,               43,413,507
               7/20/1998
                Total                                                        52,529,792
 INSURANCE--0.5%
     6,038,166 Olympic Automobile Receivables Trust 1997-A, (FSA GTD),        6,038,166
               5.500%, 3/15/1998
    21,065,251 WFS Financial Owner Trust 1997-A, (FSA GTD), 5.630%,          21,065,251
               3/20/1998
                Total                                                        27,103,417
                TOTAL CORPORATE NOTES                                       535,305,540
 (C)VARIABLE RATE INSTRUMENTS--19.7%
 BANKING--13.9%
     5,880,000 Abbott Foods, Series 1996, (Huntington National Bank,          5,880,000
               Columbus, OH LOC), 5.650%, 8/7/1997
     5,580,000 Alabama State IDA, Series 1994, Miltope Project,
               (Regions Bank, Alabama LOC), 5.650%,
               8/7/1997                                                       5,580,000
     9,015,000 Alabama State IDA, (Wellborn Cabinet, Inc.), Tax
               Revenue Bonds, (Amsouth Bank N.A.,
               Birmingham LOC), 5.600%, 8/6/1997                              9,015,000
     8,105,000 Alexandria Executive Club L.P., (Huntington National           8,105,000
               Bank, Columbus, OH LOC), 5.650%, 8/7/1997
     8,580,000 Arrow N.A., Inc., (Bank of America NT and SA, San              8,580,000
               Francisco LOC), 5.650%, 8/7/1997
     7,000,000 Asset Holdings Corp. VII, (First Bank N.A., Minneapolis        7,000,000
               LOC), 5.640%, 8/7/1997
     3,500,000 Asset Holdings V, (Bayerische Vereinsbank AG, Munich           3,500,000
               LOC), 5.640%, 8/7/1997
    16,500,000 Association of American Medical Colleges, (Guaranteed
               by Chase Manhattan Bank N.A.,
               New York), 5.640%, 8/6/1997                                   16,500,000
     3,800,000 Balboa Investment Group V, Series 1997, (Amsouth Bank
               N.A., Birmingham LOC), 5.700%,
               8/7/1997                                                       3,800,000
     5,000,000 Bank One, Milwaukee, WI, N.A., 5.510%, 8/5/1997                4,999,319

Prime Obligations Fund

   PRINCIPAL
     AMOUNT                                                                  VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
 BANKING--CONTINUED
 $   4,000,000 Bardstown City, KY, Series 1995, (RJ Tower Project),    $      4,000,000
               (Comerica, Inc. LOC), 5.670%, 8/7/1997
     1,627,790 Bowling Green Manor L.P., (Huntington National Bank,           1,627,790
               Columbus, OH LOC), 5.650%, 8/7/1997
    17,400,000 CMH Funding, (Huntington National Bank, Columbus, OH          17,400,000
               LOC), 5.980%, 1/3/1998
     6,592,000 Capital One Funding Corp., Series 1994-A, (Bank One,           6,592,000
               Ohio, N.A. LOC), 5.560%, 8/7/1997
    19,387,000 Capital One Funding Corp., Series 1994-C, (Bank One,          19,387,000
               Ohio, N.A. LOC), 5.560%, 8/7/1997
     9,045,000 Capital One Funding Corp., Series 1994-D, (Bank One,           9,045,000
               Kentucky LOC), 5.560%, 8/7/1997
    21,213,000 Capital One Funding Corp., Series 1995-A, (Bank One,          21,213,000
               Indianapolis, IN LOC), 5.560%, 8/7/1997
    20,054,000 Capital One Funding Corp., Series 1995-B, (Bank One,          20,054,000
               Kentucky LOC), 5.560%, 8/7/1997
    21,771,000 Capital One Funding Corp., Series 1995-F, (Bank One,          21,771,000
               Ohio, N.A. LOC), 5.560%, 8/7/1997
     1,000,000 Chestnut Hills Apartments, Ltd., (Huntington National
               Bank, Columbus, OH LOC), 5.670%,
               8/7/1997                                                       1,000,000
    10,100,000 Cloquet, MN, Series 1996-B, Potlach Corp., (Credit            10,100,000
               Suisse, Zurich LOC), 5.700%, 8/6/1997
     1,042,337 Clyde Manor L.P., (Huntington National Bank, Columbus,         1,042,337
               OH LOC), 5.650%, 8/7/1997
     3,025,000 Columbia County, GA Development Authority, Series 1993,
               (SunTrust Banks, Inc. LOC), 5.600%,
               8/6/1997                                                       3,025,000
     3,875,000 Eastwinds Investment, Ltd., (Huntington National Bank,         3,875,000
               Columbus, OH LOC), 5.650%, 8/7/1997
     7,015,000 Fort Craig Limited Partnership, (Huntington National           7,015,000
               Bank, Columbus, OH LOC), 5.650%, 8/7/1997
     4,300,000 G.M.H. Enterprises, Inc., Series 1995, (National City          4,300,000
               Bank, Cleveland, OH LOC), 5.650%, 8/7/1997
     3,260,000 Gerken Materials, Inc., (Huntington National Bank,             3,260,000
               Columbus, OH LOC), 5.650%, 8/7/1997
     9,900,000 Grand Aire Express, Inc., Series 1997, (National City          9,900,000
               Bank, Northwest LOC), 5.650%, 8/7/1997
     1,200,000 Great Lakes Brewing Co., (Huntington National Bank,            1,200,000
               Columbus, OH LOC), 5.650%, 8/7/1997
     2,275,000 Grote Family L.P., (Huntington National Bank, Columbus,        2,275,000
               OH LOC), 5.650%, 8/7/1997
    12,020,000 Hunt Club Apartments, Inc., (Huntington National Bank,        12,020,000
               Columbus, OH LOC), 5.650%, 8/6/1997
       900,000 Illinois Development Finance Authority, Series 1996B,
               Nimlok Co., Project, (Bank One, Chicago
               LOC), 5.790%, 8/7/1997                                           900,000
       245,000 Kenny, Donald R. and Cheryl A., (Huntington National
               Bank, Columbus, OH LOC), 5.650%,
               8/7/1997                                                         245,000
     7,000,000 Kenny, Donald R. and Cheryl A., Series 1995-A,
               (National City Bank, Columbus, OH LOC),
               5.650%, 8/7/1997                                               7,000,000
     7,960,000 Kenny, Donald R. and Cheryl A., Series 1995-B,
               (Huntington National Bank, Columbus, OH LOC),
               5.650%, 8/7/1997                                               7,960,000
   157,000,000 Liquid Asset Backed Securities Trust, Series 1996-3,
               (Westdeutsche Landesbank Girozentrale
               Swap Agreement), 5.700%, 8/15/1997                           157,000,000
    58,000,000 Liquid Asset Backed Securities Trust, Series 1997-1,
               (Westdeutsche Landesbank Girozentrale
               Swap Agreement), 5.680%, 8/15/1997                            58,000,000
     3,322,000 Midwest Funding Corp., Series 1991 A, Class A-1, (Bank         3,322,000
               One, Ohio, N.A. LOC), 5.560%, 8/7/1997

Prime Obligations Fund

   PRINCIPAL
     AMOUNT                                                                  VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
 BANKING--CONTINUED
 $   2,508,000 Midwest Funding Corp., Series 1991 B, (Bank One, Ohio,  $      2,508,000
               N.A. LOC), 5.560%, 8/7/1997
     3,481,000 Midwest Funding Corp., Series 1991-C, (Bank One, Ohio,         3,481,000
               N.A. LOC), 5.560%, 8/7/1997
     2,307,000 Midwest Funding Corp., Series 1992-A, (Bank One, Ohio,         2,307,000
               N.A. LOC), 5.560%, 8/7/1997
     1,518,000 Midwest Funding Corp., Series 1992-B, (Bank One, Ohio,         1,518,000
               N.A. LOC), 5.560%, 8/7/1997
     3,605,000 Midwest Funding Corp., Series 1992-C, (Bank One, Ohio,         3,605,000
               N.A. LOC), 5.560%, 8/7/1997
    12,200,000 Mississippi Business Finance Corp., Choctaw Foods,Inc.,
               (Rabobank Nederland, Utrecht
               LOC), 5.600%, 8/6/1997                                        12,200,000
     6,960,000 Mississippi Business Finance Corp., Metalloy Project,
               (Comerica Bank, Detroit, MI LOC),
               5.650%, 8/7/1997                                               6,960,000
    12,000,000 Mississippi Business Finance Corp., Series 1994,
               (Wachovia Bank of Georgia N.A., Atlanta
               LOC), 5.640%, 8/6/1997                                        12,000,000
     2,000,000 Mississippi Business Finance Corp., Series 1995,
               Plantation Pointe, LP Project, (Amsouth
               Bank N.A., Birmingham LOC), 5.650%, 8/7/1997                   2,000,000
     5,000,000 NUFUNDING, Inc., Series 1996, (Lasalle National Bank,          5,000,000
               Chicago LOC), 5.725%, 8/6/1997
     3,000,000 Newbury Industrial Park, Series 1996, (Huntington
               National Bank, Columbus, OH LOC),
               5.650%, 8/7/1997                                               3,000,000
     2,530,000 Nova University, Inc. Lease Revenue Bonds, Series 1993,
               Miami Dolphins Training Facility,
               (SunTrust Bank, South Florida LOC), 5.600%, 8/6/1997           2,530,000
     2,310,000 Orangeburg Convalescent Care Center, Inc., Series
               1995A, (PNC Bank, Kentucky LOC),
               5.604%, 8/4/1997                                               2,310,000
     4,000,000 REAL I Funding Corp., Casto Realty Investments, Series
               1996, (Huntington National Bank,
               Columbus, OH LOC), 5.650%, 8/7/1997                            4,000,000
   111,522,416 Rabobank Optional Redemption Trust, Series 1997-101,         111,522,416
               5.750%, 8/15/1997
     7,235,000 Roby Company Ltd. Partnership, (Huntington National
               Bank, Columbus, OH LOC), 5.650%,
               7/31/1997                                                      7,235,000
     2,945,000 Roby Company Ltd. Partnership, (Huntington National
               Bank, Columbus, OH LOC), 5.650%,
               8/7/1997                                                       2,945,000
    12,750,000 Rooker, J.W., (Wachovia Bank of Georgia N.A., Atlanta         12,750,000
               LOC), 5.640%, 8/6/1997
     6,000,000 SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co.,
               New York Swap Agreement),
               5.738%, 9/1/1997                                               6,000,000
       200,000 Scranton Times, L.P., (PNC Bank, N.A. LOC), 5.690%,              200,000
               8/4/1997
     6,100,000 Shenandoah Partners L.P., (Huntington National Bank,           6,100,000
               Columbus, OH LOC), 5.650%, 8/7/1997
     3,617,000 Spitzer Group, Series 1996A, (Bank One, Ohio, N.A.             3,617,000
               LOC), 5.640%, 8/7/1997
     1,980,000 Spitzer Group, Series 1996B, (Bank One, Ohio, N.A.             1,980,000
               LOC), 5.640%, 8/7/1997
     5,315,000 Springfield Limited Series A, (Union Bank of                   5,315,000
               Switzerland, Zurich LOC), 5.560%, 8/7/1997
    47,445,000 Terry Griffin Gate Partners, Ltd., Series 1995, (Bank         47,445,000
               One, Kentucky LOC), 5.640%, 8/6/1997

Prime Obligations Fund

   PRINCIPAL
     AMOUNT                                                                  VALUE
 (C)VARIABLE RATE INSTRUMENTS--CONTINUED
 BANKING--CONTINUED
 $   5,780,000 Van Dyne Crotty Co., Series 1996, (Huntington National
               Bank, Columbus, OH LOC), 5.650%,
               8/7/1997                                                $      5,780,000
     4,179,000 Vista Funding Corp., Series 1994-A, (Fifth Third Bank          4,179,000
               of Northwestern OH LOC), 5.640%, 8/7/1997
    11,114,000 Vista Funding Corp., Series 1995-B, (Fifth Third Bank         11,114,000
               of Northwestern OH LOC), 5.640%, 8/7/1997
     9,990,000 Vista Funding Corp., Series 1995-D, (Fifth Third Bank          9,990,000
               of Northwestern OH LOC), 5.640%, 8/7/1997
     8,784,000 Vista Funding Corp., Series 1995-E, (Bank One, Ohio,           8,784,000
               N.A. LOC), 5.640%, 8/7/1997
     2,955,000 Vista Funding Corp., 5.56%, 8/7/1997                           2,955,000
     5,555,000 Vulcan, Inc., (Amsouth Bank N.A., Birmingham LOC),             5,555,000
               5.700%, 8/7/1997
       991,431 Wauseon Manor II L.P., (Huntington National Bank,                991,431
               Columbus, OH LOC), 5.650%, 8/7/1997
     3,075,000 Wexner Heritage House, (Huntington National Bank,              3,075,000
               Columbus, OH LOC), 5.650%, 8/7/1997
     2,320,000 YMCA of Central, OH, (Huntington National Bank,                2,320,000
               Columbus, OH LOC), 5.650%, 8/7/1997
                Total                                                       810,760,293
 ELECTRICAL EQUIPMENT--0.9%
    20,185,501 GE Engines RPP Trust - 1995-1, Series B, (Guaranteed by       20,185,501
               General Electric Co.), 5.620%, 8/4/1997
     7,000,000 GE Engines RPP Trust - 1995-1, Series C, (Guaranteed by        7,000,000
               General Electric Co.), 5.692%, 8/4/1997
    22,613,059 Northwest Airlines, Inc., (Guaranteed by General              22,613,059
               Electric Co.), 5.580%, 8/4/1997
                Total                                                        49,798,560
 FINANCE - RETAIL--0.6%
    37,000,000 Carco Auto Loan Master Trust 1993-2, Series 1993-2,           37,000,000
               Class A1, 5.695%, 8/15/1997
 INSURANCE--3.9%
   118,339,106 Liquid Asset Backed Securities Trust, Series 1997-3,
               Senior Notes, (Westdeutsche Landesbank
               Girozentrale Swap Agreement, Guaranteed by AMBAC),           118,339,106
               5.751%, 9/27/1997
    30,000,000 (b)Peoples Security Life Insurance Company, 5.840%,           30,000,000
               9/1/1997
    10,000,000 (b)SunAmerica Life Insurance Company, 5.788%, 9/1/1997        10,000,000
    25,000,000 Transamerica Life Insurance and Annuity Co.,
               (Transamerica Life Insurance and Annuity Co.
               LOC), 5.781%, 9/26/1997                                       25,000,000
    44,000,000 (b)Travelers Insurance Company, 5.841%, 8/20/1997             44,000,000
                Total                                                       227,339,106
 MUNICIPAL--0.4%
    25,700,000 (b)Columbus, OH, 5.770%, 8/7/1997                             25,700,000
                TOTAL VARIABLE RATE OBLIGATIONS                           1,150,597,959

Prime Obligations Fund

   PRINCIPAL
     AMOUNT                                                                  VALUE
 SHORT-TERM MUNICIPAL SECURITIES--0.2%
 BANKING--0.2%
 $  10,000,000 Colorado Health Facilities Authority, National
               Benevolent Association Series 1996C,
               (Kredietbank N.V., Brussels LOC), 5.720%, 11/1/1997     $      9,998,693
     3,000,000 White Bear Lake, MN City of, Series 1993, (Norwest Bank
               Minnesota, Minneapolis LOC),
               5.900%, 11/1/1997                                              3,000,000
                TOTAL SHORT-TERM MUNICIPAL SECURITIES                        12,998,693
 TIME DEPOSITS--8.5%
 BANKING--8.5%
   170,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.813%, 8/1/1997              170,000,000
   150,000,000 Chase Manhattan Bank (USA) N.A., Wilmington, 5.813%,         150,000,000
               8/1/1997
   100,000,000 Deutsche Bank, AG, 5.813%, 8/1/1997                          100,000,000
    75,000,000 Mellon Bank N.A., Pittsburgh, 5.813%, 8/1/1997                75,000,000
                TOTAL TIME DEPOSITS                                         495,000,000
 (D)REPURCHASE AGREEMENTS--15.6%
   111,650,000 Bear, Stearns and Co., 5.770%, dated 7/31/1997, due          111,650,000
               8/1/1997
    69,500,000 Chase Government Securities, Inc., 5.870%, dated              69,500,000
               7/31/1997, due 8/1/1997
   140,118,000 Goldman Sachs Group, LP, 5.850%, dated 7/31/1997, due        140,118,000
               8/1/1997
    20,000,000 Goldman Sachs Group, LP, 5.880%, dated 7/31/1997, due         20,000,000
               8/1/1997
    37,000,000 Greenwich Capital Markets, Inc., 5.850%, dated                37,000,000
               7/31/1997, due 8/1/1997
   150,000,000 HSBC Securities, Inc., 5.850%, dated 7/31/1997, due          150,000,000
               8/1/1997
    25,000,000 State Street Bank and Trust Co., 5.770%, dated                25,000,000
               7/31/1997, due 8/1/1997
   187,500,000 Toronto Dominion Securities (USA) Inc., 5.850%, dated        187,500,000
               7/31/1997, due 8/1/1997
   165,600,000 UBS Securities, Inc., 5.770%, dated 7/31/1997, due           165,600,000
               8/1/1997
                TOTAL REPURCHASE AGREEMENTS                                 906,368,000
                TOTAL INVESTMENTS (AT AMORTIZED COST)(E)               $  5,836,199,040

(a) Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.

(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to $392,200,000 which represents 6.7% of net assets.

(c) Current rate and next reset date shown.

(d) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(e) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($5,825,079,379) at July 31, 1997.

The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA --Financial Security Assurance GTD --Guaranty IDA --Industrial Development Authority LOC --Letter of Credit LP --Limited Partnership PLC --Public Limited Company SA --Support Agreement

(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                           PRIME OBLIGATIONS FUND
                               JULY 31, 1997

 ASSETS:
 Investments in repurchase agreements                             $    906,368,000
 Investments in securities                                           4,929,831,040
 Total investments in securities, at amortized cost and value                      $  5,836,199,040
 Income receivable                                                                       11,938,578
   Total assets                                                                       5,848,137,618
 LIABILITIES:
 Payable for shares redeemed                                               104,382
 Income distribution payable                                            18,503,103
 Payable to bank                                                         3,301,811
 Accrued expenses                                                        1,148,943
   Total liabilities                                                                     23,058,239
 NET ASSETS for 5,825,079,379 shares outstanding                                   $  5,825,079,379
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $3,588,082,310 / 3,588,082,310 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $2,236,997,069 / 2,236,997,069 shares outstanding                                            $1.00


(See Notes which are an integral part of the Financial Statements)

                          STATEMENT OF OPERATIONS

                           PRIME OBLIGATIONS FUND
                          YEAR ENDED JULY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                              $278,842,332
 EXPENSES:
 Investment advisory fee                                                $   10,030,131
 Administrative personnel and services fee                                   3,787,706
 Custodian fees                                                                391,374
 Transfer and dividend disbursing agent fees and expenses                      315,045
 Directors'/Trustees' fees                                                      41,064
 Auditing fees                                                                  12,891
 Legal fees                                                                     14,424
 Portfolio accounting fees                                                     379,781
 Shareholder services fee--Institutional Shares                              8,188,378
 Shareholder services fee--Institutional Service Shares                      4,349,287
 Share registration costs                                                      612,468
 Printing and postage                                                           34,483
 Insurance premiums                                                             36,663
 Taxes                                                                          95,916
 Miscellaneous                                                                  61,276
     Total expenses                                                         28,350,887
 Waivers--
     Waiver of investment advisory fee                     $(5,562,429)
     Waiver of shareholder services fee--Institutional      (8,188,378)
     Shares
         Total waivers                                                    (13,750,807)
                Net expenses                                                             14,600,080
                 Net investment income                                                 $264,242,252


(See Notes which are an integral part of the Financial Statements)

                     STATEMENT OF CHANGES IN NET ASSETS

                           PRIME OBLIGATIONS FUND

                                                                  YEAR ENDED JULY 31,
                                                              1997                 1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                 $    264,242,252    $      201,522,995
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                     (175,275,611)         (161,912,538)
  Institutional Service Shares                              (88,966,641)          (39,610,457)
   Change in net assets resulting from distributions       (264,242,252)         (201,522,995)
   to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                            57,987,041,825        39,825,611,659
 Net asset value of shares issued to shareholders in         78,154,545            61,968,216
 payment of distributions declared
 Cost of shares redeemed                                (56,569,738,161)      (38,516,710,023)
  Change in net assets resulting from share               1,495,458,209         1,370,869,852
  transactions
   Change in net assets                                   1,495,458,209         1,370,869,852
 NET ASSETS:
 Beginning of period                                      4,329,621,170         2,958,751,318
 End of period                                         $  5,825,079,379    $    4,329,621,170

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                           PRIME OBLIGATIONS FUND
                               JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Prime Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.



Additional information on each restricted security held at July 31, 1997 is as follows:

SECURITY                                ACQUISITION DATE   ACQUISITION COST
Columbus, OH                               1/30/1997        $ 25,700,000
Goldman Sachs & Co.                        7/28/1997          95,000,000
Peoples Security Life Insurance Company    7/08/1997          30,000,000
SALTS II Cayman Islands Corp.              6/11/1997         131,500,000
SALTS III Cayman Islands Corp.             7/23/1997          45,000,000
SALTS III Cayman Islands Corp.             6/05/1997          11,000,000
SunAmerica Life Insurance Company          5/28/1997          10,000,000
Travelers Insurance Company                2/20/1997          44,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $5,825,079,379. Transactions in shares were as follows:

                                                                     YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                             1997                1996
 Shares sold                                                41,776,217,888     29,766,228,647
 Shares issued to shareholders in payment of                    53,083,360         45,035,407
 distributions declared
 Shares redeemed                                           (41,273,820,945)   (29,236,459,220)
  Net change resulting from Institutional Share                555,480,303        574,804,834
  transactions




                                                                     YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                     1997              1996
 Shares sold                                                16,210,823,937     10,059,383,012
 Shares issued to shareholders in payment of                    25,071,185         16,932,809
 distributions declared
 Shares redeemed                                           (15,295,917,216)    (9,280,250,803)
  Net change resulting from Institutional Service Share        939,977,906        796,065,018
  transactions
   Net change resulting from share transactions              1,495,458,209      1,370,869,852

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders of Board of Trustees of MONEY MARKET OGLIBATIONS TRUST
(Prime Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Prime Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                                                        ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997

                                   NOTES

                                   NOTES

[Graphic]Federated Investors

Prime Obligations Fund

Institutional Service Shares

PROSPECTUS
SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

PRIME OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 60934N708
601352-02 (9/97)
[Graphic]



PRIME OBLIGATIONS FUND
(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)
INSTITUTIONAL SHARES
INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Prime Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling
1-800-341-7400.      FEDERATED INVESTORS TOWER PITTSBURGH, PA 15222-3779
Statement dated September 30, 1997      Federated Investors Federated Securities
Corp., Distributor

[Graphic]

Cusip 60934N203
Cusip 60934N708
G01352-03 (9/97)

TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 U.S. Government Securities 1 Bank Instruments 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 1 Restricted and Illiquid Securities 2 Reverse Repurchase Agreements 2 Credit Enhancement 2 Lending of Portfolio Securities 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Issuing Senior Securities and Borrowing Money 2 Pledging Assets 3 Lending Cash or Securities 3 Investing in Commodities 3 Investing in Real Estate 3 Underwriting 3 Concentration of Investments 3 Diversification of Investments 3 Restricted Securities 3 Investing in Illiquid Securities 3 Investing in Securities of Other Investment Companies 3 Investing for Control 3 Investing in Options 4 Regulatory Compliance 4 MONEY MARKET OBLIGATIONS TRUST MANAGEMENT 5 Share Ownership 8 Trustee Compensation 9 Trustee Liability 9 INVESTMENT ADVISORY SERVICES 10 Investment Adviser 10 Advisory Fees 10 BROKERAGE TRANSACTIONS 10 OTHER SERVICES 10 Fund Administration 10 Custodian and Portfolio Accountant 10 Transfer Agent 11 Independent Public Accountants 11 Shareholder Services 11 DETERMINING NET ASSET VALUE 11 REDEMPTION IN KIND 11 MASSACHUSETTS PARTNERSHIP LAW 12 THE FUND'S TAX STATUS 12 PERFORMANCE INFORMATION 12 Yield 12 Effective Yield 12 Total Return 12 Performance Comparisons 13 Economic and Market Information 13 ABOUT FEDERATED INVESTORS 13 Mutual Fund Market 14 Institutional Clients 14 Bank Marketing 14 Broker/Dealers and Bank Broker/Dealer Subsidiaries 14

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury;
   * the issuer's right to borrow from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   * the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in:
Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

RATINGS

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject
to the investment limitation applicable to illiquid securities.      REVERSE
REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

CREDIT ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. Generally, the Fund will not treat credit-enhanced securities as being issued by the credit enhancer for diversification purposes. However, under certain circumstances applicable regulations may require the Fund to treat securities as having been issued by both the issuer and the credit enhancer.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness, or other debt securities; entering into repurchase agreements; or engaging in other transactions permitted by its investment objective, policies, and limitations, or the Trust's Declaration of Trust. INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry except that the Fund will generally invest 25% or more of the value of its total assets in commercial paper issued by finance companies. The Fund may invest 25% or more of the value of its total assets in cash, cash items, (including demand deposits issued by a U.S. branch of a domestic bank or savings and loan having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment), or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities or instruments secured by these money market instruments, such as repurchase
agreements.      DIVERSIFICATION OF INVESTMENTS     With respect to securities
comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.

RESTRICTED SECURITIES

The Fund will not invest more than 10% of the value of its net assets in securities which are subject to legal or contractual restrictions on resale, except for commercial paper issued under Section 4 (2) of the Securities Act of
1933.      The above limitations cannot be changed without shareholder approval.
The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Trustees, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven
days after notice.      INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund also will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.

Thomas G. Bigley
15 Old Timber Trail
Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.
SHARE OWNERSHIP     Officers and Trustees as a group own less than 1% of the
Fund.

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Star Bank, Cincinnati, Ohio, owned approximately 205,799,485 shares (5.33%); VAR and Company, Saint Paul, Minnesota, owned approximately 425,758,229 shares
(11.03%).

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: LABA and Company, Chicago, Illinois, owned approximately 599,745,960 shares (24.78%); Peoples Bank, Bridgeport, Connecticut, owned approximately 188,543,823 shares (7.79%); Morand and Company, Chicago, Illinois, owned approximately 152,286,774 shares (6.29%); VAR and Company, Saint Paul, Minnesota, owned approximately 220,184,349 shares (9.10%).

TRUSTEE COMPENSATION


                       AGGREGATE
NAME,                  COMPENSATION
POSITION WITH          FROM TOTAL               COMPENSATION PAID
TRUST                    TRUST*#                 FROM FUND COMPLEX+

John F. Donahue         $0                      $0 for the Trust and Chairman and
Trustee                                         56 other investment companies in the Fund Complex

Thomas G. Bigley        $16,489                 $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

John T. Conroy, Jr.     $18,139                 $119,615 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

William J. Copeland     $18,139                 $119,615 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

J. Christopher Donahue  $0                      $0 for the Trust and President and
Trustee                                         18 other investment companies in the Fund Complex

James E. Dowd           $18,139                 $119,615 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Lawrence D. Ellis, M.D. $16,489                 $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Edward L. Flaherty, Jr. $18,139                 $119,615 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Peter E. Madden         $16,489                 $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Gregor F. Meyer         $16,489                 $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

John E. Murray, Jr.     $16,489                 $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Wesley W. Posvar        $16,489                 $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex

Marjorie P. Smuts       $16,489                 $108,725 for the Trust and
Trustee                                         56 other investment companies in the Fund Complex



* Information is furnished for the fiscal year ended July 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of six portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife, and his son, J.
Christopher Donahue.      The adviser shall not be liable to the Trust, the
Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1997, 1996, and 1995, the adviser earned $10,030,131, $7,504,715, and
$4,370,903, respectively, of which $5,562,429, $4,114,750, and $2,828,160, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1997, 1996, and 1995, the Fund paid no brokerage
commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1997, 1996, and 1995, the Administrators earned $3,787,706, $2,837,919, and $1,654,387, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus
out-of-pocket expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended July 31, 1997, the Fund earned shareholder service fees on behalf of Institutional Shares and Institutional Service Shares in the amounts of $8,188,378 and $4,349,287, respectively, $0 and $4,349,287 of which, respectively, was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by
365/7.     For the seven-day period ended July 31, 1997, the yield for
Institutional Shares and Institutional Service Shares was 5.49%, and 5.24%,
respectively.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended July 31, 1997, the effective yield for Institutional Shares and Institutional Service Shares was 5.64% and 5.38%, respectively.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     Prior to the
creation of separate classes of shares, for the one-year and five-year periods ended July 31, 1997, and for the period from May 26, 1990, (start of performance) to July 31, 1997, the average annual total returns were 5.45%, 4.67%, and 5.22%, respectively, for Institutional Shares.

For the one-year period ended July 31, 1997, and for the period from July 5, 1994, (date of initial public offering) through July 31, 1997, the average annual total returns were 5.19% and 5.27%, respectively, for Institutional
Service Shares.      PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   * Bank Rate Monitor(C) National Index, Miami Beach, Florida, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors
gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime, and 21 municipal with assets approximating $28.0 billion, $12.8 billion, and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed-income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service-quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

Tax-Free Obligations Fund

(A Portfolio of Money Market Obligations Trust)

Institutional Shares

PROSPECTUS

The Institutional Shares of Tax-Free Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide dividend income exempt from federal regular income tax consistent with stability of principal.
     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997


TABLE OF CONTENTS

 Summary of Fund Expenses                            1
 Financial Highlights--Institutional Shares          2
 General Information                                 3
 Investment Information                              3
 Investment Objective                                3
 Investment Policies                                 3
 Municipal Securities                                5
 Investment Risks                                    5
 Investment Limitations                              5
 Fund Information                                    5
 Management of the Fund                              5
 Distribution of Institutional Shares                6
 Administration of the Fund                          7
 Net Asset Value                                     7
 How to Purchase Shares                              7
 Purchasing Shares by Wire                           7
 Purchasing Shares by Check                          7
 Invest-by-Phone                                     7
 How to Redeem Shares                                8
 Redeeming Shares by Telephone                       8
 Redeeming Shares by Mail                            8
 Accounts and Share Information                      8
 Dividends                                           8
 Capital Gains                                       8
 Confirmations and Account Statements                9
 Accounts with Low Balances                          9
 Voting Rights                                       9
 Tax Information                                     9
 Federal Income Tax                                  9
 State and Local Taxes                               9
 Other Classes of Shares                            10
 Performance Information                            10
 Financial Highlights--Institutional Service Shares 11
 Financial Statements                               12
 Report of Independent Public Accountants           36

SUMMARY OF FUND EXPENSES

                           INSTITUTIONAL SHARES
                    SHAREHOLDER TRANSACTION EXPENSES

Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)         None
Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                None
Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                       None
Redemption Fee (as a percentage of amount redeemed, if applicable)                    None
Exchange Fee                                                                          None
                             ANNUAL OPERATING EXPENSES
                        (As a percentage of average net assets)
Management Fee (after waiver)(1)                                                     0.10%
12b-1 Fee                                                                            None
Total Other Expenses                                                                 0.10%
 Shareholder Services Fee (after waiver)(2)                                 0.00%
Total Operating Expenses (after waivers)(3)                                          0.20%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.55% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                                                                         $2
 3 Years                                                                                        $6
 5 Years                                                                                        $11
 10 Years                                                                                       $26

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 36.

                                                    YEAR ENDED JULY 31,
                           1997      1996       1995      1994     1993    1992     1991   1990(A)
 NET ASSET VALUE,           $ 1.00    $ 1.00     $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment             0.03      0.03       0.04     0.02     0.03    0.04     0.05     0.04
   income
 LESS DISTRIBUTIONS
   Distributions from       (0.03)    (0.03)     (0.04)   (0.02)   (0.03)  (0.04)   (0.05)   (0.04)
 net investment income
 NET ASSET VALUE, END       $ 1.00    $ 1.00     $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00   $ 1.00
 OF PERIOD
 TOTAL RETURN(B)             3.49%     3.55%      3.64%    2.45%    2.54%   3.73%    5.13%    3.70%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                  0.20%     0.20%      0.20%    0.20%    0.20%   0.20%    0.20%   0.20%*
   Net investment            3.43%     3.46%      3.62%    2.41%    2.49%   3.58%    4.93%   5.75%*
   income
   Expense waiver/           0.35%     0.36%      0.39%    0.15%    0.14%   0.17%    0.26%   0.21%*
 reimbursement(c)
 SUPPLEMENTAL DATA
   Net assets, end of   $1,474,180 $1,514,979$1,295,458 $789,755 $454,119 $308,855$165,669 $145,552
   period
   (000 omitted)

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1989 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.     The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize
short-term profits or losses upon the sale of such commitments.      RESTRICTED
AND ILLIQUID SECURITIES

The Fund may invest in restricted securities, and, as a matter of fundamental investment policy which cannot be changed without shareholder approval, will limit such investments to 10% of its net assets. This restriction is not applicable to restricted securities determined to be liquid under criteria established by the Trustees. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. As a matter of non-fundamental investment policy, the Fund will limit investments in illiquid securities, including restricted securities not determined to be liquid, and non-negotiable time deposits, to 10% of its net assets.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.
Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of these assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its
affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day.      HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Tax-Free Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Tax-Free Obligations Fund--Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone
number listed on your account statement.      Telephone instructions may be
recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Because interest received by the Fund may not be
exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal
the Fund's tax-exempt yield, assuming a specific tax rate.     Total return
represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as
a percentage.      From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 36.

                                                                    YEAR ENDED JULY 31,
                                                           1997       1996       1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                       $ 1.00     $ 1.00     $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.03       0.03       0.03     0.002
 LESS DISTRIBUTIONS
   Distributions from net investment income                 (0.03)     (0.03)     (0.03)   (0.002)
 NET ASSET VALUE, END OF PERIOD                             $ 1.00     $ 1.00     $ 1.00    $ 1.00
 TOTAL RETURN(B)                                             3.24%      3.29%      3.39%     0.18%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                  0.45%      0.45%      0.45%    0.39%*
   Net investment income                                     3.19%      3.22%      3.48%    3.04%*
   Expense waiver/reimbursement(c)                           0.10%      0.11%      0.14%    0.15%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                $587,983   $406,408   $252,016   $25,148

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

TAX-FREE OBLIGATIONS FUND

JULY 31, 1997

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--99.6%
 ALABAMA--6.1%
 $          3,830,000 Alabama HFA, 1995 Series E Weekly VRDNs (Royal Gardens       $      3,830,000
                      Apartments Project)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            6,500,000 Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union              6,500,000
                      Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)
            3,200,000 Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs            3,200,000
                      (S.P. Hotel Company)/ (Amsouth Bank N.A., Birmingham LOC)
            6,000,000 Birmingham, AL Medical Clinic Board Daily VRDNs (University         6,000,000
                      of Alabama Health System)/ (Morgan Guaranty Trust Co., New
                      York LOC)
            3,095,000 Birmingham, AL Special Care Facilities Financing Authority,         3,095,000
                      Capital Improvement Revenue Bonds (Series 1995) Weekly
                      VRDNs (Methodist Home for the Aging (AL))/(SouthTrust Bank
                      of Alabama, Birmingham LOC)
            4,600,000 Birmingham, AL, GO (Series 1992A) Weekly VRDNs (Regions             4,600,000
                      Bank, Alabama LOC)
           12,000,000 Birmingham, AL, GO Refunding Bonds (Series 1997-A) Weekly          12,000,000
                      VRDNs (AMBAC INS)/ (Societe Generale, Paris LIQ)
            2,000,000 Bon Air, AL IDB Weekly VRDNs (Avondale Mills,                       2,000,000
                      Inc.)/(SunTrust Bank, Atlanta LOC)
            3,500,000 Cherokee, AL IDB, IDR Refunding Bonds (Series 1993) Weekly          3,500,000
                      VRDNs (BOC Group, Inc.)/ (Wachovia Bank of Georgia N.A.,
                      Atlanta LOC)
            8,710,000 Columbia, AL IDB, CDC Municipal Products, Inc. (Series              8,710,000
                      1997I) Weekly VRDNs (Alabama Power Co.)/(AMBAC INS)/(CDC
                      Municipal Products, Inc. LIQ)
            3,300,000 Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
                      (Homewood 3,300,000 AL))/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            6,900,000 Huntsville, AL Health Care Authority/Health Care                    6,900,000
                      Facilities, Health Care Facilities Revenue Bonds (Series
                      1994-B) Weekly VRDNs (MBIA INS)/(Amsouth Bank N.A.,
                      Birmingham LIQ)
            2,156,000 Irondale, AL IDB, Revenue Bonds (Series 1989) Weekly VRDNs          2,156,000
                      (Collateral Mortgage, Ltd.)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            6,000,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly              6,000,000
                      VRDNs (Bayerische Landesbank Girozentrale LOC)
            2,540,000 Madison, AL IDA, (Series A) Weekly VRDNs (Executive                 2,540,000
                      Inn)/(Amsouth Bank N.A., Birmingham LOC)
            2,770,000 Marshall County, AL, Special Obligation School Refunding            2,770,000
                      Warrant (Series 1994) Weekly VRDNs (Marshall County, AL
                      Board of Education)/(Regions Bank, Alabama LOC)
            2,500,000 Mobile, AL IDA Weekly VRDNs (McRae's Industries,                    2,500,000
                      Inc.)/(Nationsbank, N.A., Charlotte LOC)
            3,500,000 Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs (Alabama            3,500,000
                      Power Co.)/ (Alabama Power Co. GTD)
            8,450,000 Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama            8,450,000
                      Power Co.)/ (Alabama Power Co. GTD)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 ALABAMA--CONTINUED
 $          2,000,000 Montgomery, AL BMC Special Care Facilities Finance           $      2,000,000
                      Authority, (Series 94A) Weekly VRDNs (Baptist Medical
                      Center, AL)/(Amsouth Bank N.A., Birmingham LOC)
           22,800,000 The Board of Trustees of the University of Alabama, (Series        22,800,000
                      B) Weekly VRDNs (Bank of America NT and SA, San Francisco
                      LIQ)
            3,500,000 Tuscaloosa County, AL Board of Education, Capital Outlay            3,500,000
                      Variable Rate Warants, (Series 1997-B) Weekly VRDNs (First
                      Alabama Bank, Montgomery LOC)
            1,335,000 Tuscaloosa County, AL Port Authority, (Series 1989A) Weekly         1,335,000
                      VRDNs (Capstone Hotel Ltd.)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            1,030,000 Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994)           1,030,000
                      Weekly VRDNs (Harco, Inc.)/ (Amsouth Bank N.A., Birmingham
                      LOC)
            2,900,000 Winfield, AL, Variable/Fixed Rate Industrial Revenue Bonds          2,900,000
                      (Series 1984) Weekly VRDNs (Union Underwear Company,
                      Inc.)/(Bank of Nova Scotia, Toronto LOC)
                          TOTAL                                                         125,116,000
 ARIZONA--2.0%
            3,000,000 Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson         3,000,000
                      Electric Power Co.)/ (Barclays Bank PLC, London LOC)
           11,000,000 Apache County, AZ Weekly VRDNs (Tucson Electric Power              11,000,000
                      Co.)/(Chase Manhattan Bank N.A., New York LOC)
            4,000,000 Arizona Health Facilities Authority Weekly VRDNs                    4,000,000
                      (University Physicians, Inc.)/ (Bank One, Arizona N.A. LOC)
            6,800,000 Arizona Health Facilities Authority, Pooled Loan Program            6,800,000
                      Revenue Bonds (Series 1985B) Weekly VRDNs (FGIC INS)/(Chase
                      Manhattan Bank N.A., New York LIQ)
            1,000,000 Arizona Insured Municipal Securities Trust, (Series 1996A)          1,000,000
                      Weekly VRDNs (Chandler Street and Highway)/(MBIA
                      INS)/(Norwest Bank Minnesota, Minneapolis LIQ)
            1,500,000 Arizona Insured Municipal Securities Trust, (Series 1996C)          1,500,000
                      Weekly VRDNs (Maricopa County, AZ Unified School District
                      No. 93)/(FGIC INS)/ (Norwest Bank Minnesota, Minneapolis
                      LIQ)
            1,250,000 Arizona Insured Municipal Securities Trust, (Series 1996E)          1,250,000
                      Weekly VRDNs (Scottsdale (Memorial Hospitals))/(AMBAC
                      INS)/(Norwest Bank Minnesota, Minneapolis LIQ)
            5,000,000 Chandler, AZ IDA, (SMP II Limited Partnership) Weekly VRDNs         5,000,000
                      (Bank One, Arizona N.A. LOC)
            8,500,000 Coconino County, AZ Pollution Control Corporation, PCR              8,500,000
                      Refunding Bonds (Series 1995E) Weekly VRDNs (Nevada Power
                      Co.)/(Societe Generale, Paris LOC)
            2,000,000 Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power             2,000,000
                      Co.)/ (Barclays Bank PLC, London LOC)
                          TOTAL                                                          44,050,000
 ARKANSAS--0.0%
            1,000,000 Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/(PNC             1,000,000
                      Bank, N.A. LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 CALIFORNIA--4.6%
 $            135,000 California Public Capital Improvements Financing Authority,  $        135,000
                      Trust Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA
                      INS)/(Bank of New York, New York LIQ)
            5,000,000 California School Cash Reserve Program Authority, (Series           5,016,657
                      B), 4.50% TRANs (MBIA INS), 12/19/1997
           35,000,000 California School Cash Reserve Program Authority, Pool             35,278,188
                      Bonds (Series 1997A), 4.75% TRANs (AMBAC INS)/(Trinity
                      Funding Company INV), 7/2/1998
           30,000,000 Los Angeles County, CA, 4.50% TRANs, 6/30/1998                     30,171,257
           20,000,000 Riverside County, CA, 4.50% TRANs, 6/30/1998                       20,096,424
            5,000,000 Santa Clara County, CA, 4.50% TRANs, 8/1/1997                       5,000,000
                          TOTAL                                                          95,697,526
 COLORADO--0.1%
            2,825,000 Denver (City & County), CO, 4.10% TOBs (Blake Street                2,825,000
                      Compendium)/ (Norwest Bank Minnesota, Minneapolis LOC),
                      Optional Tender 12/15/1997
 DISTRICT OF COLUMBIA--1.1%
            2,070,000 District of Columbia Housing Finance Agency, Multifamily            2,070,000
                      Housing, 3.90% TOBs (Chastleton Project)/(Nationsbank,
                      N.A., Charlotte LOC), Optional Tender 7/1/1998
           16,000,000 District of Columbia, (Series 1997A), 4.50% TRANs (National        16,013,440
                      Westminster Bank, PLC, London and Societe Generale, Paris
                      LOCs), 9/30/1997
            3,575,000 District of Columbia, Revenue Bonds (Series 1997B) Weekly           3,575,000
                      VRDNs (Association of American Medical Colleges)/(AMBAC
                      INS)/(Chase Manhattan Bank N.A., New York LIQ)
                          TOTAL                                                          21,658,440
 FLORIDA--14.4%
            3,400,000 Alachua County, FL Health Facilities Authority, Health              3,400,000
                      Facilities Revenue Bonds (Series 1996B) Weekly VRDNs
                      (Shands Teaching Hospital and Clinics, Inc.)/(MBIA
                      INS)/(SunTrust Bank, Central Florida LIQ)
            6,500,000 Bradford County, FL Health Facilities Authority, Health             6,500,000
                      Facilities Revenue Bonds (Series 1996) Weekly VRDNs (Shands
                      Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust
                      Bank, Central Florida LIQ)
            3,000,000 Citrus Park, FL Community Development District, Capital             3,000,000
                      Improvement Bonds (Series 1996) Weekly VRDNs (Hillsborough
                      County, FL IDA)/(Dresdner Bank AG, Frankfurt LOC)
            4,300,000 Collier County, FL HFA, Multifamily Revenue Bonds (Series           4,300,000
                      1985) Weekly VRDNs (River Reach Project)/(Morgan Guaranty
                      Trust Co., New York LOC)
           10,000,000 Dade County, FL HFA, Hospital Revenue Bonds (Series 1995)          10,000,000
                      Weekly VRDNs (Miami Children's Hospital Project)/(AMBAC
                      INS)/(SunTrust Bank, Atlanta LIQ)
            5,610,000 Dade County, FL Solid Waste System, 4.00% Bonds (AMBAC              5,614,537
                      INS), 10/1/1997
            4,000,000 Dade County, FL Water & Sewer System Weekly VRDNs (FGIC             4,000,000
                      INS)/ (Commerzbank AG, Frankfurt LIQ)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $         11,070,000 Eustis Health Facilities Authority, FL, (Series 1985)        $     11,070,000
                      Weekly VRDNs (Waterman Medical Center)/ (SunTrust Bank,
                      Central Florida LOC)
            8,000,000 Florida HFA Weekly VRDNs (Cornerstone Imaging, Inc.)/(PNC           8,000,000
                      Bank, N.A. LOC)
            5,120,000 Florida State Board of Education Administration, (CR55),            5,120,000
                      (Series 1989A), 3.50% TOBs (Citibank N.A., New York LIQ),
                      Optional Tender 8/1/1997
            7,570,000 Florida State, PA-146 Weekly VRDNs (Jacksonville                    7,570,000
                      Transportation Authority)/ (Merrill Lynch Capital Services,
                      Inc. LIQ)
            7,160,000 Fort Lauderdale, FL Performing Arts Center Authority Weekly         7,160,000
                      VRDNs (SunTrust Bank, Central Florida LOC)
            7,000,000 Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series         7,000,000
                      1995A) Weekly VRDNs (Florida Municipal Bond Fund)/(Barnett
                      Bank, N.A. LOC)
           30,500,000 Highlands County, FL Health Facilities, (Series 1996A              30,500,000
                      Accounts Receivable) Weekly VRDNs (Adventist Health
                      System)/(Capital Markets Assurance Corp. INS)/ (First
                      National Bank of Chicago LIQ)
           25,000,000 Highlands County, FL Health Facilities, (Series 1996B              25,000,000
                      Accounts Receivable) Weekly VRDNs (Adventist Health
                      System)/(Capital Markets Assurance Corp. INS)/ (Canadian
                      Imperial Bank of Commerce, Toronto LIQ)
            8,000,000 Highlands County, FL Health Facilities, Variable Rate               8,000,000
                      Demand Revenue Bonds (Series 1996A) Weekly VRDNs (Adventist
                      Health System)/(SunTrust Bank, Central Florida LOC)
            7,000,000 Indian River County, FL Hospital District, (Series 1985)            7,000,000
                      Weekly VRDNs (Kredietbank N.V., Brussels LOC)
            4,300,000 Jacksonville, FL, Industrial Development Refunding Revenue          4,300,000
                      Bonds (Series 1996) Weekly VRDNs (Pavilion Associates,
                      Ltd.)/(Barnett Bank, N.A. LOC)
            4,100,000 Key West, FL Community Redevelopment Authority Weekly VRDNs         4,100,000
                      (Pier House Joint Venture)/ (PNC Bank, N.A. LOC)
            3,695,000 Manatee County, FL HFA, Multifamily Mortgage Revenue                3,695,000
                      Refunding Bonds (Series 1989- A) Weekly VRDNs
                      (Hampton/McGuire L.P.)/(Nationsbank, N.A., Charlotte LOC)
            5,000,000 Miami, FL Health Facilities Authority, Health Facilities            5,000,000
                      Revenue Bonds (Series 1992) Weekly VRDNs (Miami Jewish Home
                      and Hospital for the Aged, Inc.)/ (SunTrust Bank, Miami
                      LOC)
            8,000,000 Miami, FL Health Facilities Authority, Health Facilities            8,000,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Miami Jewish Home
                      and Hospital for the Aged, Inc.)/(SunTrust Bank, Central
                      Florida LOC)
            4,000,000 Mount Dora, FL Health Facility Authority, (Series 1996A)            4,000,000
                      Weekly VRDNs (Waterman Village (Mount Dora, FL))/(Barnett
                      Bank of Central Florida, Orlando LOC)
            4,000,000 Orange County, FL Educational Facilities Authority, Revenue         4,000,000
                      Bonds (Series 1997) Weekly VRDNs (Rollins College)/(Barnett
                      Bank, N.A. LOC)
            9,000,000 Orange County, FL HFA, Multifamily Housing Revenue Bonds            9,000,000
                      Weekly VRDNs (Sutton Place Ltd. Project)/(Nationsbank,
                      N.A., Charlotte LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $         16,500,000 Pasco County, FL School Board, Variable Rate Certificates    $     16,500,000
                      Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen,
                      Frankfurt LIQ)
            6,400,000 Pinellas County, FL Health Facility Authority Daily VRDNs           6,400,000
                      (Chase Manhattan Bank N.A., New York LOC)
            4,065,000 Putnam County, FL Development Authority, PCR Bonds (Pooled          4,065,000
                      Series 1984S) Weekly VRDNs (Seminole Electric Cooperative,
                      Inc (FL))/(National Rural Utilities Cooperative Finance
                      Corp. LOC)
            8,400,000 Sarasota County, FL Public Hospital District, Series 1993A,         8,400,000
                      3.85% CP (Sarasota Memorial Hospital), Mandatory Tender
                      9/19/1997
            8,350,000 Sarasota County, FL Public Hospital District, Variable Rate         8,350,000
                      Demand Hospital Revenue Bonds (Series 1996A), 3.75% CP
                      (Sarasota Memorial Hospital)/(SunTrust Bank, Central
                      Florida LIQ), Mandatory Tender 8/13/1997
           20,000,000 Sarasota County, FL Public Hospital District, Variable Rate        20,000,000
                      Demand Hospital Revenue Bonds (Series 1996A), 3.75% CP
                      (Sarasota Memorial Hospital)/(SunTrust Bank, Central
                      Florida LIQ), Mandatory Tender 9/26/1997
            2,000,000 Sarasota, FL, Educational Facilities Revenue Bonds (Series          2,000,000
                      1996) Weekly VRDNs (Ringling School of Art and Design,
                      Inc.)/(SunTrust Bank, Central Florida LOC)
           13,400,000 Southeast Volusia Hospital District, Revenue Bonds (Series         13,400,000
                      1995) Weekly VRDNs (Bert Fish Medical Center
                      (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)
            9,000,000 St. Johns County, FL HFA, (Series 1993) Weekly VRDNs                9,000,000
                      (Remington at Ponte Verda Project)/ (SunTrust Bank, Atlanta
                      LOC)
            7,000,000 St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs          7,000,000
                      (Savannahs Hospital)/ (Nationsbank, N.A., Charlotte LOC)
            4,500,000 Suwannee County, FL, Health Facilities Revenue Bonds                4,500,000
                      (Series 1996) Weekly VRDNs (Shands Teaching Hospital and
                      Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida
                      LIQ)
            2,855,000 Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/          2,855,000
                      (Mellon Bank N.A., Pittsburgh LOC)
                          TOTAL                                                         297,799,537
 GEORGIA--1.6%
            2,000,000 Albany-Dougherty County, GA Hospital Authority, Refunding           2,000,000
                      Revenue Anticipation Certificates (Series 1991) Weekly
                      VRDNs (AMBAC INS)/(Credit Local de France LIQ)
            2,600,000 Atlanta, GA, Urban Residential Finance Authority,                   2,600,000
                      Residential Construction Revenue Bonds, (Series 1995)
                      Weekly VRDNs (Summerhill Neighborhood Bond Program)/(First
                      Union National Bank, Charlotte, N.C. LOC)
           13,000,000 Cherokee County, GA School System, 4.10% TANs, 12/31/1997          13,010,582
            5,000,000 Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Junior         5,000,000
                      Lien Revenue Bonds (Series 1996A) Weekly VRDNs (MBIA
                      INS)/(Canadian Imperial Bank of Commerce, Toronto LIQ)
            4,405,000 Conyers-Rockdale-Big Haynes, GA Impoundment Authority,              4,405,882
                      (Series 1997), 3.75% BANs, 12/31/1997

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 GEORGIA--CONTINUED
 $          1,600,000 De Kalb County, GA Development Authority, (Series 1992)      $      1,600,000
                      Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank,
                      Atlanta LOC)
            4,470,000 Fulton County, GA Housing Authority, (Series 1994B) Weekly          4,470,000
                      VRDNs (Champions Green Apartments Project)/(SouthTrust Bank
                      of Alabama, Birmingham LOC)
                          TOTAL                                                          33,086,464
 IDAHO--0.6%
           13,000,000 Idaho State, (Series 1997), 4.625% TANs, 6/30/1998                 13,085,034
 ILLINOIS--10.5%
           12,000,000 Chicago, IL Board of Education, Merlots (Series 1997E)             12,000,000
                      Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LIQ)
           20,000,000 Chicago, IL Board of Education, Variable Rate Certificates
                      20,000,000 (Series 1996BB) Weekly VRDNs (MBIA INS)/(Bank
                      of America NT and SA, San Francisco LIQ)
           20,000,000 Chicago, IL, GO Tender Notes (Series 1997), 3.65% TOBs             20,000,000
                      (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
                      2/5/1998
              350,000 Darien, IL IDA, (Series 1989C) Weekly VRDNs (KinderCare               350,000
                      Learning Centers, Inc.)/ (Toronto-Dominion Bank LOC)
            7,000,000 Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College             7,000,000
                      Project)/ (Lasalle National Bank, Chicago LOC)
            3,000,000 Illinois Development Finance Authority Weekly VRDNs                 3,000,000
                      (Newlywed Food)/ (Mellon Bank N.A., Pittsburgh LOC)
            5,100,000 Illinois Development Finance Authority, (Series 1993A)              5,100,000
                      Weekly VRDNs (Loyola Academy)/ (Northern Trust Co.,
                      Chicago, IL LOC)
           24,000,000 Illinois Development Finance Authority, PCR, (Series 1996A)        24,000,000
                      Weekly VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of
                      New York, New York LIQ)
           15,000,000 Illinois Development Finance Authority, Variable/Fixed Rate        15,000,000
                      Demand Revenue Bonds, (Series 1996) Weekly VRDNs (Chicago
                      Symphony Orchestra Project)/ (Bank of America Illinois LOC)
            7,500,000 Illinois Educational Facilities Authority, 3.90% CP (Field          7,500,000
                      Museum of Natural History)/ (Northern Trust Co., Chicago,
                      IL LOC), Mandatory Tender 11/19/1997
            7,500,000 Illinois Educational Facilities Authority, Revenue Bonds            7,500,000
                      (Series 1995) Weekly VRDNs (Ravinia Festival Association
                      (IL))/(NBD Bank, Michigan LOC)
           16,100,000 Illinois Health Facilities Authority Weekly VRDNs (OSF             16,100,000
                      Health Care Systems)
           19,800,000 Illinois Health Facilities Authority, (Series 1989A) Weekly        19,800,000
                      VRDNs (Methodist Health Services Corp.)/(Fuji Bank, Ltd.,
                      Tokyo LOC)
           35,000,000 Illinois Health Facilities Authority, Revenue Bonds (Series        35,000,000
                      1985B) Weekly VRDNs (OSF Health Care Systems)/(Bank of
                      America Illinois and Rabobank Nederland, Utrecht LIQs)
            1,000,000 Illinois Health Facilities Authority, Revolving Fund Pooled         1,000,000
                      Financing Program (Series 1985F) Weekly VRDNs (NBD Bank,
                      Michigan LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 ILLINOIS--CONTINUED
 $          5,000,000 Illinois Health Facilities Authority, Variable Rate          $      5,000,000
                      Adjustable Demand Revenue Bonds (Series 1996), 3.95% CP
                      (Evanston Hospital Corp.), Mandatory Tender 8/15/1997
           14,000,000 Illinois Housing Development Authority, (1997 Subseries            14,000,000
                      B-1), 4.10% TOBs, Mandatory Tender 7/7/1998
            3,245,000 Rockford Park District, IL, Series C, 5.30% Bonds,                  3,261,392
                      12/15/1997
                          TOTAL                                                         215,611,392
 INDIANA--2.1%
              830,000 Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National              830,000
                      City Bank, Kentucky LOC)
            4,100,000 Hamilton County, IN Hospital Authority Weekly VRDNs (Carmel         4,100,000
                      Hospital)/ (Daughters of Charity GTD)
           10,000,000 Indiana Bond Bank, Series A-2, 4.25% TANs (Norwest Bank            10,051,100
                      Minnesota, Minneapolis LOC), 1/21/1998
            1,745,000 Indiana Health Facilities Finance Authority Rehabilitation          1,745,000
                      Center Weekly VRDNs (Crossroads Rehabilitation
                      Center)/(Bank One, Indianapolis, IN LOC)
           12,000,000 Indianapolis, IN Local Public Improvement Bond Bank,               12,031,685
                      (Series 1997 A), 4.375% TANs, 1/8/1998
            4,735,000 Indianapolis, IN, Variable Rate Demand Economic Development         4,735,000
                      Revenue Bonds, (Series 1995) Weekly VRDNs (Pleasant Run
                      Children's Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC)
            9,000,000 Purdue University, IN, Student Fees Revenue Bonds (Series           9,000,000
                      H) Weekly VRDNs
                          TOTAL                                                          42,492,785
 IOWA--0.2%
            5,000,000 Cedar Rapids Community School District, IA, General                 5,020,909
                      Obligation Anticipatory Warrants, (Series 1997), 4.375%
                      TRANs, 7/1/1998
 KANSAS--0.2%
            3,420,000 Salina, KS, GO Municipal Temporary Notes (Series 1997-1),           3,420,000
                      3.90% BANs, 3/1/1998
 KENTUCKY--2.1%
            1,260,000 Boone County, KY, Revenue Refunding Bonds Weekly VRDNs              1,260,000
                      (Spring Meadow Associates)/ (Huntington National Bank,
                      Columbus, OH LOC)
            6,835,000 Jefferson County, KY, (Series 1997) Weekly VRDNs (First             6,835,000
                      Trust Restoration Partners)/ (Bank One, Kentucky LOC)
           35,000,000 Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy         35,000,000
                      Health System, Inc. Project)/ (Bank of America Illinois
                      LOC)
                          TOTAL                                                          43,095,000
 LOUISIANA--0.5%
              250,000 Baton Rouge, LA, Public Improvement Sales Tax Revenue                 250,000
                      Bonds, Series 1992A, 9.00% Bonds (FSA INS), 8/1/1997
              800,000 Calcasieu Parish, LA, IDB, PCR Bonds Weekly VRDNs (Citgo              800,000
                      Petroleum Corp.)/ (Westdeutsche Landesbank Girozentrale
                      LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 LOUISIANA--CONTINUED
 $             80,000 Louisiana PFA, (Series 1985A) Weekly VRDNs (FGIC             $         80,000
                      INS)/(Societe Generale, Paris LIQ)
            1,765,000 Louisiana PFA, (Series A), 4.50% TANs (East Baton Rouge             1,766,507
                      School Board), 9/24/1997
            4,000,000 Louisiana PFA, (Series B), 4.50% TANs (Orleans Parish, LA           4,003,415
                      School Board), 9/24/1997
            3,200,000 Louisiana PFA, Hospital Revenue Bonds Series 1995 Weekly            3,200,000
                      VRDNs (Willis-Knighton Medical Center)/(AMBAC INS)/(Mellon
                      Bank N.A., Pittsburgh LIQ)
                          TOTAL                                                          10,099,922
 MARYLAND--1.4%
              400,000 Baltimore County, MD Port Facility Monthly VRDNs                      400,000
                      (Occidental Petroleum Corp.)/ (Morgan Guaranty Trust Co.,
                      New York LOC)
            2,000,000 Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995)         2,000,000
                      Weekly VRDNs (Maryland Municipal Bond Fund)/(Nationsbank,
                      N.A., Charlotte LOC)
            1,200,000 Maryland Health & Higher Educational Facilities Authority,          1,200,000
                      (Series 1985B) Weekly VRDNs (First National Bank of Chicago
                      LOC)
            1,800,000 Maryland Health & Higher Educational Facilities Authority,          1,800,000
                      ACES Revenue Bonds (Series 1994) Weekly VRDNs (Daughters of
                      Charity)
            1,000,000 Maryland Health & Higher Educational Facilities Authority,          1,000,000
                      Pooled Loan Program Revenue Notes, 3.75% CP (John Hopkins
                      University)/(Sanwa Bank Ltd., Osaka LIQ), Mandatory Tender
                      9/26/1997
            4,970,000 Maryland Health & Higher Educational Facilities Authority,          4,970,000
                      Pooled Loan Program Revenue Notes, 3.90% CP (John Hopkins
                      University)/(Sanwa Bank Ltd., Osaka LIQ), Mandatory Tender
                      10/28/1997
            8,640,000 Maryland State CDA, (Series 1987-2), 3.80% TOBs (First              8,640,000
                      National Bank of Chicago LIQ), Optional Tender 10/1/1997
            9,500,000 Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial         9,500,000
                      Convention Facility)/ (Chase Manhattan Bank N.A., New York
                      LOC)
                          TOTAL                                                          29,510,000
 MASSACHUSETTS--0.9%
            7,000,000 Clinton, MA, 4.00% BANs, 11/21/1997                                 7,008,040
            3,200,000 Danvers, Massachusetts, 4.00% BANs, 3/31/1998                       3,204,074
            8,000,000 North Andover, MA, 4.00% BANs, 1/22/1998                            8,011,014
                          TOTAL                                                          18,223,128
 MICHIGAN--5.4%
            4,700,000 Battle Creek, MI Economic Development Corporation, Limited          4,700,000
                      Obligation Economic Development Revenue Refunding Bonds
                      (Series 1992) Weekly VRDNs (Michigan Carton & Paperboard
                      Company)/(American National Bank, Chicago LOC)
            5,300,000 Dearborn, MI Economic Development Corp, (Series 1991)               5,300,000
                      Weekly VRDNs (Oakbrook Common)/ (Mellon Bank N.A.,
                      Pittsburgh LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MICHIGAN--CONTINUED
 $            800,000 Detroit, MI Water Supply System, Water Supply System         $        800,000
                      Revenue and Revenue Refunding Bonds (Series 1993) Weekly
                      VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)
            2,000,000 Garden City, MI HFA, Hospital Revenue Bonds (Series 1996A)          2,000,000
                      Weekly VRDNs (Garden City Hospital, Osteopathic)/(First of
                      America Bank - Michigan LOC)
            2,100,000 Grand Rapids, MI EDR, Floating/Fixed Rate Demand Bonds              2,100,000
                      (Series 1983-B) Weekly VRDNs (Amway Grand Plaza Hotel
                      Facilities)/(Old Kent Bank & Trust Co., Grand Rapids LOC)
            4,855,000 Kalamazoo, MI Economic Development Corp., 1995 Limited              4,855,000
                      Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
                      Project, MI)/(First of America Bank - Illinois LOC)
            1,000,000 Michigan Higher Education Facilities Authority, Variable            1,000,000
                      Rate Demand Limited Obligation Revenue Bonds (Series 1997)
                      Weekly VRDNs (Davenport College of Business)/(Old Kent Bank
                      & Trust Co., Grand Rapids LOC)
           15,800,000 Michigan State Hospital Finance Authority, (Series 1994)           15,800,000
                      Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank,
                      Detroit, MI LOC)
            6,000,000 Michigan State Hospital Finance Authority, (Series A)               6,000,000
                      Weekly VRDNs (OSF Health Care Systems)
            8,200,000 Michigan State Hospital Finance Authority, Hospital                 8,200,000
                      Equipment Loan Program Bonds (Series A) Weekly VRDNs (First
                      of America Bank - Michigan LOC)
            3,900,000 Michigan State Housing Development Authority, (Series 1991)         3,900,000
                      Weekly VRDNs (Forest Hills Apartments)/(National Australia
                      Bank, Ltd., Melbourne LOC)
            3,000,000 Michigan State Housing Development Authority, (Series 1991)         3,000,000
                      Weekly VRDNs (Regency Square Apartments)/(National
                      Australia Bank, Ltd., Melbourne LOC)
           15,000,000 Michigan State Housing Development Authority, Merlots              15,480,600
                      (Series G) Weekly VRDNs (MBIA INS)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ)
           28,000,000 Michigan State, 4.50% TRANs, 9/30/1997                             28,046,163
            5,200,000 Michigan Strategic Fund, Limited Obligation PCR Bonds               5,200,000
                      (Series 1993) Weekly VRDNs (Allied-Signal, Inc.)
            3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds           3,000,000
                      (Series 1995) Weekly VRDNs (Wellness Plan Project)/(NBD
                      Bank, Michigan LOC)
            2,695,000 Ottawa County, MI Economic Development Corp., Limited               2,695,000
                      Obligation Revenue Bonds (Series 1995B) Weekly VRDNs
                      (Sunset Manor, Inc. Project)/(Old Kent Bank & Trust Co.,
                      Grand Rapids LOC)
                          TOTAL                                                         112,076,763
 MINNESOTA--6.9%
           10,300,000 Burnsville, MN, Variable Rate Demand Revenue Bonds (Series         10,300,000
                      1996) Weekly VRDNs (YMCA Projects)/(Norwest Bank Minnesota,
                      Minneapolis LOC)
            2,100,000 DDSB Municipal Securities Trusts, Series 1994O Weekly
                      VRDNs 2,100,000 (Richfield, MN ISD 280)/ (First Bank N.A.,
                      Minneapolis LIQ)
            1,000,000 DDSB Municipal Securities Trusts, Series 1994S Weekly
                      VRDNs 1,000,000 (Osseo, MN ISD 279)/ (First Bank N.A.,
                      Minneapolis LIQ)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $          6,390,000 DDSB Municipal Securities Trusts, Series 1994T Weekly VRDNs  $      6,390,000
                      (Osseo, MN ISD 279)/ (First Bank N.A., Minneapolis LIQ)
           11,000,000 DDSB Municipal Securities Trusts, Series 1994V Weekly VRDNs        11,000,000
                      (St. Louis Park Healthsystem, MN)/(Norwest Bank Minnesota,
                      Minneapolis LIQ)
            1,865,000 Dakota County, MN Housing & Redevelopment Authority,                1,865,000
                      Multifamily Rental Housing Revenue Bonds (Series 1994-B)
                      Weekly VRDNs (Westwood Ridge Senior Residence Project)/
                      (First Bank N.A., Minneapolis LOC)
            7,000,000 Eagan, MN, Multifamily Housing (Series 1992A) Weekly VRDNs          7,000,000
                      (Cinnamon Ridge)/ (Mellon Bank N.A., Pittsburgh LOC)
            7,200,000 Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin Co.          7,200,000
                      MN GTD)
            4,250,000 MN Municipal Securities Trust, Series 1996F, Floating Rate          4,250,000
                      Certificates Weekly VRDNs (Lakeville, MN ISD 194)/(Norwest
                      Bank Minnesota, Minneapolis LIQ)
           10,000,000 Minneapolis CDA, Revenue Refunding Bonds (Series 1995)             10,000,000
                      Weekly VRDNs (Walker Methodist Health Center, Inc.
                      Project)/(First Bank N.A., Minneapolis LOC)
            7,900,000 Minneapolis, MN, 4.016% TOBs (Minneapolis Institute of              7,900,000
                      Arts), Optional Tender 10/1/1997
            5,000,000 Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly         5,000,000
                      VRDNs (One Ten Grant Project)/(First Bank N.A., Minneapolis
                      LOC)
            9,875,000 Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly         9,875,000
                      VRDNs (Bayerische Vereinsbank AG, Munich LIQ)
            2,842,000 Minnesota State Higher Education Coordinating Board,                2,842,000
                      Supplemental Student Loan Program Refunding Revenue Bonds
                      (Series 1994A) Weekly VRDNs (Norwest Bank Minnesota,
                      Minneapolis LIQ)
            4,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs           4,000,000
                      (Mayo Foundation)
           13,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs          13,000,000
                      (Mayo Foundation)
           10,900,000 Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch                10,900,000
                      Refining Co.)
           11,500,000 Southern Minnesota Municipal Power Agency, 3.70% CP,               11,500,000
                      Mandatory Tender 9/9/1997
            5,200,000 St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs             5,200,000
                      (West Gate Office)/(First Bank N.A., Minneapolis LOC)
           10,000,000 VRDC/IVRC Trust, Tax-Exempt Variable Rate Demand                   10,000,000
                      Certificates (Series 1997A) Weekly VRDNs (Regents of
                      University of Minnesota)/(Citibank N.A., New York LIQ)
                          TOTAL                                                         141,322,000
 MISSISSIPPI--0.3%
            1,590,000 Hinds County, MS, (Series 1991) Weekly VRDNs (North State           1,590,000
                      St. Project)/(Amsouth Bank N.A., Birmingham LOC)
            4,000,000 Perry County, MS, PC Revenue Bonds (Series 1989) Weekly             4,000,000
                      VRDNs (Leaf River Forest Project)/ (Morgan Guaranty Trust
                      Co., New York LOC)
                          TOTAL                                                           5,590,000

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MISSOURI--0.8%
 $          6,000,000 Missouri State Environmental Improvement & Energy            $      6,000,000
                      Authority, 3.65% CP (Kansas City Power and Light Co.),
                      Mandatory Tender 11/5/1997
            1,000,000 Missouri State HEFA, (Series 1995B) Weekly VRDNs (Sisters           1,000,000
                      of Mercy Health System, St. Louis, Inc.)/(ABN AMRO Bank
                      N.V., Amsterdam, Credit Suisse, Zurich and Rabobank
                      Nederland, Utrecht LIQs)
            1,695,000 Missouri State HEFA, (Series 1996), 4.50% TRANs                     1,696,020
                      (Pattonville, MO School District), 9/8/1997
            1,000,000 Missouri State HEFA, (Series 1996D), 4.50% TRANs (Rockwood          1,000,602
                      R-VI School District), 9/8/1997
            1,700,000 Missouri State HEFA, Health Facilities Revenue Bonds                1,700,000
                      (Series 1989 B) Weekly VRDNs (Sisters of Mercy Health
                      Corporation (Michigan & Iowa))/(ABN AMRO Bank N.V.,
                      Amsterdam LIQ)
            1,000,000 Missouri State HEFA, Series 1995B Weekly VRDNs (SSM Health          1,000,000
                      Care)/(MBIA INS)/ (Rabobank Nederland, Utrecht LIQ)
            4,200,000 Poplar Bluff, MO IDA, (Series 1987) Weekly VRDNs (Gates             4,200,000
                      Rubber Co.)/(NBD Bank, Michigan LOC)
                          TOTAL                                                          16,596,622
 NEBRASKA--0.2%
            3,610,000 Lancaster County, NE Leasing Corp., Refunding Bonds PT-103          3,610,000
                      (Series 1988) Weekly VRDNs (Bayerische Hypotheken-Und
                      Wechsel-Bank AG LIQ)
 NEVADA--0.8%
           15,900,000 Nevada Housing Division, Multi-Unit Housing Revenue                15,900,000
                      Refunding Bonds (1991 Series A) Weekly VRDNs (Park Vista
                      Apartments Project)/(Sumitomo Bank Ltd., Osaka LOC)
 NEW JERSEY--0.5%
            5,000,000 Galloway Township, NJ, (Series 1997), 4.125% BANs,                  5,011,027
                      3/12/1998
            5,000,000 West Windsor-Plainsboro, NJ Regional School District, 4.00%         5,007,453
                      BANs, 2/10/1998
                          TOTAL                                                          10,018,480
 NEW YORK--2.1%
            6,100,000 Metropolitan Transportation Authority, New York Weekly              6,100,000
                      VRDNs (Bank of Tokyo-Mitsubishi Ltd., Industrial Bank of
                      Japan Ltd., Tokyo, J.P. Morgan Delaware, Wilmington, Morgan
                      Guaranty Trust Co., New York, National Westminster Bank,
                      PLC, London and Sumitomo Bank Ltd., Osaka LOCs)
            1,430,000 Metropolitan Transportation Authority, New York, Trust              1,430,000
                      Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC
                      INS)/(Bank of New York, New York LIQ)
            5,900,000 New York City, NY, (Series 1995 F-5) Weekly VRDNs                   5,900,000
                      (Landesbank Hessen-Thueringen, Frankfurt LOC)
            8,000,000 New York City, NY, Variable Rate Series (F-7) Weekly VRDNs          8,000,000
                      (Union Bank of Switzerland, Zurich LOC)
            1,000,000 Royalton-Hartland, NY CSD, 4.50% BANs, 8/15/1997                    1,000,184

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW YORK--CONTINUED
 $          5,000,000 Ulster County, NY, Custodial Receipts (2nd Series 1997-A),   $      5,008,742
                      4.00% TANs (State Street Bank and Trust Co. LOC), 3/18/1998
            7,000,000 VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan          7,000,000
                      Transportation Authority, New York)/(AMBAC INS)/(Hongkong &
                      Shanghai Banking Corp. LIQ)
            8,500,000 VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes             8,500,000
                      Roosevelt Hospital Center)/ (FHA INS)/(Hongkong & Shanghai
                      Banking Corp. LIQ)
                          TOTAL                                                          42,938,926
 NORTH CAROLINA--1.2%
           15,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs                  15,000,000
                      (Weyerhaeuser Co.)
               50,000 NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs              50,000
                      (NCNB Tax Exempt Trust 1990a)/(Nationsbank, N.A., Charlotte
                      LOC)
            2,700,000 North Carolina Medical Care Commission Hospital, Revenue            2,700,000
                      Bonds (Series 1992B) Weekly VRDNs (North Carolina Baptist)
            4,250,000 North Carolina Medical Care Commission Hospital, Revenue            4,250,000
                      Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)
            3,000,000 Winston-Salem, NC, GO Bonds (Series 1990) Weekly VRDNs              3,000,000
                      (Credit Suisse, Zurich LIQ)
                          TOTAL                                                          25,000,000
 OHIO--3.7%
            1,875,000 Akron, Bath & Copley, OH Joint Township Weekly VRDNs                1,875,000
                      (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)
            9,000,000 Clermont County, OH, Adjustable Rate Hospital Facilities            9,000,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Mercy Health
                      Systems)/(Credit Suisse, Zurich LIQ)
            2,450,000 Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking                  2,450,000
                      Co.)/(KeyBank, N.A. LOC)
            2,895,000 Franklin County, OH Hospital Facility Authority, (Series            2,895,000
                      1992) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank,
                      Cincinnati LOC)
            5,630,000 Greene County, OH, Various Purpose Certificates of                  5,636,862
                      Indebtedness, 4.00% BANs, 12/11/1997
            5,600,000 Hamilton County, OH Health System Weekly VRDNs (West Park           5,600,000
                      Community)/ (Fifth Third Bank, Cincinnati LOC)
           17,700,000 Hamilton County, OH Hospital Facilities Authority,                 17,700,000
                      Adjustable Rate Hospital Facilities Revenue Bonds (Series
                      1997A) Weekly VRDNs (Health Alliance of Greater
                      Cincinnati)/(MBIA INS)/ (Credit Suisse, Zurich LIQ)
              240,000 Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs           240,000
                      (Sunshine Children's Home)/ (National City Bank, Cleveland,
                      OH LOC)
            6,745,000 Mahoning County, OH, Housing Revenue Bonds (Series 1995)            6,745,000
                      Weekly VRDNs (Copeland Oaks Project)/(Bank One, Ohio, N.A.
                      LOC)
              835,000 Marion County, OH Hospital Authority, (Series 1991) Weekly            835,000
                      VRDNs (Marion County, OH Pooled Hospital Program)/(Bank
                      One, Ohio, N.A. LOC)
              700,000 Montgomery County, OH IDA Weekly VRDNs (Center-Plex                   700,000
                      Venture)/(KeyBank, N.A. LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          2,020,000 Montgomery County, OH, Adjustable Rate Economic Development  $      2,020,000
                      Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Cross
                      Country Inns, Inc.)/(Bank One, Ohio, N.A. LOC)
            1,630,000 Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited               1,630,000
                      Partnership)/(Huntington National Bank, Columbus, OH LOC)
            2,000,000 Ohio State Air Quality Development Authority, (Series               2,000,000
                      1988A) Weekly VRDNs (PPG Industries, Inc.)
            2,500,000 Ohio State Water Development Authority, Multimodal Water            2,500,000
                      Development (Series 1993) Weekly VRDNs (Timken
                      Co.)/(Wachovia Bank of Georgia N.A., Atlanta LOC)
            7,300,000 Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs         7,300,000
                      (Rickenbacker Holdings, Inc.)/ (Bank One, Ohio, N.A. LOC)
            3,200,000 Toledo, OH, Adjustable Rate City Services Special                   3,200,000
                      Assessment Notes (Services 1997) Weekly VRDNs (Canadian
                      Imperial Bank of Commerce, Toronto LOC)
            1,000,000 Twinsburg, OH IDA Weekly VRDNs (Carl J Massara                      1,000,000
                      Project)/(KeyBank, N.A. LOC)
            1,990,000 Wayne County, OH, Health Care Facility Revenue Bonds                1,990,000
                      (Series 1995) Weekly VRDNs (D & M Realty Project)/(Bank
                      One, Ohio, N.A. LOC)
                          TOTAL                                                          75,316,862
 OKLAHOMA--2.3%
           24,500,000 Oklahoma State Industrial Authority, Flexible Rate Hospital        24,500,000
                      Revenue Bonds (Series 1990B) Weekly VRDNs (Baptist Medical
                      Center, OK)/(Credit Suisse, Zurich and Morgan Guaranty
                      Trust Co., New York LIQs)
           23,275,000 Oklahoma State Industrial Authority, Health System Revenue         23,275,000
                      Bonds (Series 1995A) Weekly VRDNs (Baptist Medical Center,
                      OK)/(Credit Suisse, Zurich and Morgan Guaranty Trust Co.,
                      New York LIQs)
                          TOTAL                                                          47,775,000
 OREGON--0.4%
            2,000,000 Oregon Health, Housing & Cultural Facilities Authority,             2,000,000
                      Revenue Bonds (1995 Series A) Weekly VRDNs (Guide Dogs for
                      the Blind, Inc. Project)/(Banque Nationale de Paris LOC)
            4,950,000 Oregon Health, Housing & Cultural Facilities Authority,             4,950,000
                      Variable Rate Health Facilities Revenue Bonds (1995 Series
                      A) Weekly VRDNs (Evangelical Lutheran Good Samaritan
                      Society)/ (First Bank N.A., Minneapolis LOC)
            1,000,000 Oregon State Housing and Community Services Department,             1,000,000
                      Single Family Mortgage Program (Series 1996F), 4.00% TOBs,
                      Mandatory Tender 8/1/1997
                          TOTAL                                                           7,950,000
 PENNSYLVANIA--6.7%
            8,800,000 Allegheny County, PA IDA, PCR (Series 1992A), 3.65% TOBs            8,800,000
                      (Duquesne Light Power Co.)/ (Canadian Imperial Bank of
                      Commerce, Toronto LOC), Optional Tender 10/30/1997
            6,100,000 Allegheny County, PA IDA, Variable Rate Demand Revenue              6,100,000
                      Bonds (Series 1997A) Daily VRDNs (Longwood at Oakmont,
                      Inc.)/(Dresdner Bank AG, Frankfurt LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          5,000,000 Allegheny County, PA Port Authority, (Series A of 1997,      $      5,000,000
                      3.85% GANs (PNC Bank, N.A. LOC), 6/30/1998
            6,250,000 Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E),         6,250,000
                      3.70% CP (Toledo Edison Co.)/ (Toronto-Dominion Bank LOC),
                      Mandatory Tender 12/4/1997
            6,300,000 Beaver County, PA IDA, PCR Refunding Bonds (Series 1990 B)          6,300,000
                      Weekly VRDNs (Duquesne Light Power Co.)/(Barclays Bank PLC,
                      London LOC)
            7,230,000 Commonwealth of Pennsylvania, 5.25% Bonds (FGIC INS),               7,262,449
                      11/15/1997
            7,690,000 Cumberland County, PA Municipal Authority, Variable Rate            7,702,436
                      Revenue Bonds (Series 1996 B), 4.25% TOBs (Dickinson
                      College)/(Mellon Bank N.A., Pittsburgh LOC), Optional
                      Tender 10/31/1997
            9,360,000 (b)Delaware County, PA IDA, Refunding Revenue Bonds (Series         9,360,000
                      1993G), 3.625% TOBs (Delaware County Resource Recovery
                      (PA))/(General Electric Capital Corp. LOC), Optional Tender
                      12/1/1997
           15,500,000 Erie County, PA Hospital Authority Weekly VRDNs (St.               15,500,000
                      Vincent Health System)/ (Mellon Bank N.A., Pittsburgh LOC)
            7,500,000 Erie County, PA, 4.25% TANs (PNC Bank, N.A. LOC),                   7,507,537
                      12/31/1997
            9,300,000 New Castle, PA Area Hospital Authority, (Series 1996)               9,300,000
                      Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC
                      Bank, N.A. LIQ)
           19,500,000 Northeastern, PA Hospital & Education Authority, (Series           19,500,000
                      1996) Weekly VRDNs (Allhealth Pooled Financing
                      Program)/(Chase Manhattan Bank N.A., New York LOC)
            1,945,000 Pennsylvania HFA, 3.85% TOBs (First National Bank of                1,945,000
                      Chicago LIQ), Optional Tender 10/1/1997
           16,290,000 Pennsylvania HFA, PT-119A (Series 1997-56C) Weekly VRDNs           16,290,000
                      (Credit Suisse First Boston LIQ)
            9,000,000 Philadelphia Redevelopment Authority, Multifamily Revenue           9,000,000
                      Bonds (Series 1985) Weekly VRDNs (Franklin Town
                      Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)
            2,000,000 Washington County, PA Hospital Authority Weekly VRDNs               2,000,000
                      (Keystone Diversified Management Corp.)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
                          TOTAL                                                         137,817,422
 SOUTH CAROLINA--1.3%
           26,500,000 South Carolina State Public Service Authority, 3.80% CP            26,500,000
                      (Nationsbank, N.A., Charlotte LIQ), Mandatory Tender
                      9/12/1997
 TENNESSEE--2.9%
            8,000,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie                         8,000,000
                      School)/(SunTrust Bank, Atlanta LOC)
           19,700,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken                          19,700,000
                      Hospital)/(Sumitomo Bank Ltd., Osaka LOC)
            3,565,000 Maury County, TN HEFA, (Series 1996E) Weekly VRDNs                  3,565,000
                      (Southern Healthcare Systems, Inc.)/ (Bank One, Texas N.A.
                      LOC)
            6,475,000 Memphis, TN Center City Revenue Finance Corp., (Series              6,475,000
                      1996A) Weekly VRDNs (South Bluffs)/ (National Bank of
                      Commerce, Memphis, TN LOC)
            2,700,000 Memphis, TN, General Improvement Refunding Bonds, (Series           2,700,000
                      1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale
                      LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 TENNESSEE--CONTINUED
 $          1,000,000 Memphis, TN, General Improvement Refunding Bonds, (Series    $      1,000,000
                      1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale
                      LOC)
            1,800,000 Metropolitan Government Nashville & Davidson County, TN             1,800,000
                      HEFA, (Series 1996) Weekly VRDNs (Dede Wallace Center
                      Project)/(SunTrust Bank, Nashville LOC)
            4,500,000 Metropolitan Government Nashville & Davidson County, TN             4,500,000
                      HEFA, Revenue Bonds (Series 1985A), 3.65% TOBs (Vanderbilt
                      University), Optional Tender 1/15/1998
            5,900,000 Metropolitan Nashville Tennessee AA, Airport Improvement            5,900,000
                      Revenue Bonds Refunding (Series 1995) Weekly VRDNs (FGIC
                      INS)/(Credit Local de France LIQ)
            2,500,000 Montgomery Co, TN Public Building Authority, Pooled                 2,500,000
                      Financing Revenue Bonds (Series 1996) Weekly VRDNs
                      (Montgomery County Loan)/(Nationsbank, N.A., Charlotte LOC)
            3,500,000 Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil                3,500,000
                      Fibers, Inc. Project)/ (ABN AMRO Bank N.V., Amsterdam LOC)
            1,000,000 Washington County, TN IDB, Revenue Refunding Bonds (Series          1,000,000
                      1996) Weekly VRDNs (Springbrook Properties
                      Project)/(SunTrust Bank, Nashville LOC)
                          TOTAL                                                          60,640,000
 TEXAS--9.6%
            3,660,000 Dallas, TX, (Series C), 3.95% TOBs, Optional Tender                 3,660,000
                      6/15/1998
              400,000 Grapevine, TX, IDC, SimuFlite Training International                  400,000
                      Project (Series 1993) Weekly VRDNs (Southern Air Transport,
                      Inc.)/(Bank of Montreal LOC)
            2,500,000 Gulf Coast, TX Waste Disposal Authority, Pollution Control          2,500,000
                      Revenue Refunding Bonds (Series 1995) Daily VRDNs (Exxon
                      Corp.)
           19,500,000 Harris County, TX HFDC, (Series 1994) Daily VRDNs                  19,500,000
                      (Methodist Hospital, Harris County, TX)
           56,800,000 Harris County, TX HFDC, (Series 1997A) Daily VRDNs (St.            56,800,000
                      Luke's Episcopal Hospital)/ (Morgan Guaranty Trust Co., New
                      York, Nationsbank of Texas, N.A. and Toronto-Dominion Bank
                      LIQs)
            1,720,000 North Richland Hills, TX IDC Weekly VRDNs (Tecnol,                  1,720,000
                      Inc.)/(Nationsbank, N.A., Charlotte LOC)
           40,000,000 Plano ISD, TX, Variable Rate Unlimited Tax School Building         40,006,655
                      Bonds, (Series 1997), 3.86% TOBs (Texas Permanent School
                      Fund Guarantee Program GTD)/(Union Bank of Switzerland,
                      Zurich LIQ), Mandatory Tender 2/5/1998
            8,645,000 TX Pooled Tax Exempt Trust, Certificates of Participation           8,645,000
                      (Series 1996) Weekly VRDNs (Bank One, Texas N.A. LOC)
           13,800,000 Texas State Public Finance Authority, (Series 1993A), 3.70%        13,800,000
                      CP (Texas State), Mandatory Tender 8/11/1997
           50,250,000 Texas State, 4.75% TRANs, 8/29/1997                                50,280,468
                          TOTAL                                                         197,312,123

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 UTAH--1.0%
 $         10,200,000 Intermountain Power Agency, UT, Variable Rate Power Supply   $     10,200,000
                      Bonds (1985 Series F), 3.50% TOBs (Swiss Bank Corp. New
                      York LOC), Optional Tender 9/15/1997
           10,000,000 Utah State, (Series 1997A), 3.80% CP (Toronto-Dominion Bank        10,000,000
                      LIQ), Mandatory Tender 10/16/1997
                          TOTAL                                                          20,200,000
 VERMONT--0.0%
            1,000,000 Vermont Educational and Health Buildings Financing Agency,          1,000,000
                      (Series 1995A) Weekly VRDNs (Key Bank of New York LOC)
 VIRGINIA--0.8%
            6,600,000 Roanoke, VA IDA, Series B Weekly VRDNs (Carillion Health            6,600,000
                      System)/ (Morgan Guaranty Trust Co., New York LIQ)
            9,600,000 York County, VA IDA, (Series 1985), 3.95% CP (Virginia              9,600,000
                      Electric Power Co.), Mandatory Tender 10/9/1997
                          TOTAL                                                          16,200,000
 WASHINGTON--0.1%
            2,200,000 Port of Seattle, WA, IDR Bonds (Series 1985) Weekly VRDNs           2,200,000
                      (Douglas Management Company Project)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
 WEST VIRGINIA--0.9%
           15,430,000 Cabell County Commission, WV, Life Care Facilities                 15,430,000
                      Multi-Option Revenue Bonds (Series 1995) Weekly VRDNs
                      (Foster Foundation)/(Huntington National Bank, Columbus, OH
                      LOC)
            3,000,000 Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG            3,000,000
                      Industries, Inc.)
                          TOTAL                                                          18,430,000
 WISCONSIN--1.9%
            3,250,000 Hancock, WI, Industrial Development Revenue Refunding Bonds         3,250,000
                      (Series 1996) Weekly VRDNs (Ore-Ida Foods, Inc.)/(Heinz
                      (H.J.) Co. GTD)
           15,000,000 Wisconsin Health and Educational Facilities Authority              15,000,000
                      Weekly VRDNs (St. Luke's Medical Center)/(First National
                      Bank of Chicago LOC)
           21,590,000 Wisconsin Health and Educational Facilities Authority,             21,590,000
                      MERLOTS-(Series 1997B) Weekly VRDNs (Sinai Samaritan
                      Medical Center, Inc.)/(Corestates Bank N.A., Philadelphia,
                      PA LIQ)
                          TOTAL                                                          39,840,000
 WYOMING--0.2%
            2,400,000 Douglas, WY, IDR Bonds, 3.90% TOBs (Safeway,
                      Inc.)/(Bankers 2,400,000 Trust Co., New York LOC),
                      Mandatory Tender 12/1/1997
            1,125,000 Natrona County, WY, Hospital Revenue, 5.525% TOBs (Grainger         1,125,000
                      (W.W.), Inc.), Optional Tender 12/1/1997
                          TOTAL                                                           3,525,000

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NO STATE--1.2%
 $         19,081,010 Equity Trust II, (1996 Series) Weekly VRDNs (Republic        $     19,081,010
                      National Bank of New York LOC)
            5,295,930 LaSalle National Bank Leasetops Trust, Series 1995A                 5,295,930
                      Leasetops Certificates Weekly VRDNs (Lasalle National Bank,
                      Chicago LIQ)/(Lasalle National Bank, Chicago LOC)
                          TOTAL                                                          24,376,940
                          TOTAL INVESTMENTS (AT AMORTIZED                           $ 2,053,927,275
                          COST)(C)

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories
should be identified as a First or Second Tier security.     At July 31 1997,
the portfolio securities were rated as follows:

Tier Rating Percent Based on Total Market Value (Unaudited)

 FIRST TIER   SECOND TIER
   100.00%       0.00%
(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to $9,360,000 which represents 0.5% of net assets.

(c) Cost for federal tax purposes $2,054,030,605.

Note: The categories of investments are shown as a percentage of net assets ($2,062,163,006) at July 31, 1997.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CDA --Community Development Administration CP --Commercial Paper CSD --Central School District EDC --Economic Development Commission EDR --Economic Development Revenue FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GANs --Grant Anticipation Notes GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDR --Industrial Development Revenue IFA --Industrial Finance Authority INS --Insured INV --Investment Agreement ISD --Independent School District LIQ --Liquidity Agreement LOCs --Letter(s) of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PC --Participation Certificate PFA --Public Facility Authority PLC --Public Limited Company SA --Support Agreement TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

TAX-FREE OBLIGATIONS FUND

JULY 31, 1997

 ASSETS:
 Total investments in securities, at amortized cost and value (tax                  $ 2,053,927,275
 cost $2,054,030,605)
 Cash                                                                                       159,042
 Income receivable                                                                       14,083,995
 Receivable for shares sold                                                                 125,718
   Total assets                                                                       2,068,296,030
 LIABILITIES:
 Payable for shares redeemed                                           $   411,552
 Income distribution payable                                             5,482,724
 Accrued expenses                                                          238,748
   Total liabilities                                                                      6,133,024
 Net Assets for 2,062,261,061 shares outstanding                                    $ 2,062,163,006
 NET ASSETS CONSIST OF:
 Paid in capital                                                                    $ 2,062,261,061
 Accumulated net realized loss on investments                                             (122,570)
 Undistributed net investment income                                                         24,515
   Total Net Assets                                                                 $ 2,062,163,006
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,474,180,243 / 1,474,256,160 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $587,982,763 / 588,004,901 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

TAX-FREE OBLIGATIONS FUND

YEAR ENDED JULY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                              $ 77,902,801
 EXPENSES:
 Investment advisory fee                                                $   4,284,365
 Administrative personnel and services fee                                  1,617,952
 Custodian fees                                                               134,730
 Transfer and dividend disbursing agent fees and                               73,813
 expenses
 Directors'/Trustees' fees                                                     18,794
 Auditing fees                                                                 14,499
 Legal fees                                                                    15,608
 Portfolio accounting fees                                                    205,080
 Shareholder services fee--Institutional Shares                             4,151,037
 Shareholder services fee--Institutional Service                            1,204,420
 Shares
 Share registration costs                                                      57,927
 Printing and postage                                                          24,146
 Insurance premiums                                                            18,415
 Taxes                                                                          3,863
 Miscellaneous                                                                 26,305
   Total expenses                                                          11,850,954
 Waivers--
   Waiver of investment advisory fee                    $ (2,116,877)
   Waiver of shareholder services fee--Institutional      (4,151,037)
 Shares
   Total waivers                                                           (6,267,914)
     Net expenses                                                                         5,583,040
       Net investment income                                                             72,319,761
 Net realized loss on investments                                                           (9,927)
   Change in net assets resulting from operations                                      $ 72,309,834

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

TAX-FREE OBLIGATIONS FUND

                                                                      YEAR ENDED JULY 31,
                                                                   1997                1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                       $       72,319,761  $       62,658,478
 Net realized gain (loss) on investments ($107,581 net                   (9,927)            (66,893)
 loss and $36,269 net loss, respectively, as computed for
 federal income tax purposes)
   Change in net assets resulting from operations                    72,309,834          62,591,585
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                             (56,940,629)        (51,152,839)
   Institutional Service Shares                                     (15,379,132)        (11,505,639)
     Change in net assets resulting from distributions to           (72,319,761)        (62,658,478)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    12,978,635,504      12,426,624,832
 Net asset value of shares issued to shareholders in                  9,465,909           4,751,851
 payment of distributions declared
 Cost of shares redeemed                                        (12,847,315,602)    (12,057,396,164)
   Change in net assets resulting from share transactions           140,785,811         373,980,519
     Change in net assets                                           140,775,884         373,913,626
 NET ASSETS:
 Beginning of period                                              1,921,387,122       1,547,473,496
 End of period (including undistributed net investment       $    2,062,163,006  $    1,921,387,122
 income of $24,515 and $0, respectively)

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

TAX-FREE OBLIGATIONS FUND

JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend
date.     Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of partnerships. The following reclassifications have been made to the financial statements.

         INCREASE (DECREASE)
    UNDISTRIBUTED    ACCUMULATED
   NET INVESTMENT   NET REALIZED
       INCOME            LOSS
      $24,515         $(24,515)

Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     At July 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $163,650, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR        EXPIRATION AMOUNT
           2001              $580
           2002            19,220
           2004            36,269
           2005           107,581

Additionally, net capital losses of $16,488 attributable to security transactions incurred after October 31, 1996, are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon restoration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration upon exercise or a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with
Rule 2a-7 under the Investment Company Act of 1940.     Additional information
on the restricted security held at July 31, 1997, is as follows:

 SECURITY                             ACQUISITION DATE   ACQUISITION COST
 Delaware County, PA (Series 1993G)       12/2/1996         $9,360,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $2,062,261,061.

Transactions in shares were as follows:

                                                                         YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                  1997             1996
 Shares sold                                                        11,143,842,232      10,558,231,210
 Shares issued to shareholders in payment of distributions               7,389,962           3,176,723
 declared
 Shares redeemed                                                   (11,192,024,289)    (10,341,838,613)
   Net change resulting from Institutional Share                       (40,792,095)        219,569,320
   transactions
                                                                       YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                          1997             1996
 Shares sold                                                         1,834,793,272       1,868,393,620
 Shares issued to shareholders in payment of distributions               2,075,947           1,575,129
 declared
 Shares redeemed                                                    (1,655,291,313)     (1,715,557,550)
   Net change resulting from Institutional Service Share               181,577,906         154,411,199
   transactions
     Net change resulting from share transactions                      140,785,811         373,980,519

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended July 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,767,305,926 and $3,859,725,000,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST (Tax-Free Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997

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Federated Investors

Tax-Free Obligations Fund
Institutional Shares

PROSPECTUS
SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

TAX-FREE OBLIGATIONS FUND
INSTITUTIONAL SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779
DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779
CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600
INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 60934N401
9110207A-IS (9/97)

[Graphic]

Tax-Free Obligations Fund

(A Portfolio of Money Market Obligations Trust)

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Tax-Free Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term municipal securities to provide dividend income exempt from federal regular income tax consistent with stability
of principal.      THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR
OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

TABLE OF CONTENTS

 Summary of Fund Expenses                            1
 Financial Highlights--Institutional Service Shares  2
 General Information                                 3
 Investment Information                              3
 Investment Objective                                3
 Investment Policies                                 3
 Municipal Securities                                5
 Investment Risks                                    5
 Investment Limitations                              5
 Fund Information                                    5
 Management of the Fund                              5
 Distribution of Institutional Service Shares        6
 Administration of the Fund                          7
 Net Asset Value                                     7
 How to Purchase Shares                              7
 Purchasing Shares by Wire                           7
 Purchasing Shares by Check                          7
 Invest-by-Phone                                     7
 How to Redeem Shares                                8
 Redeeming Shares by Telephone                       8
 Redeeming Shares by Mail                            8
 Accounts and Share Information                      8
 Dividends                                           8
 Capital Gains                                       8
 Confirmations and Account Statements                8
 Accounts with Low Balances                          9
 Voting Rights                                       9
 Tax Information                                     9
 Federal Income Tax                                  9
 State and Local Taxes                               9
 Other Classes of Shares                             9
 Performance Information                            10
 Financial Highlights--Institutional Shares         11
 Financial Statements                               12
 Report of Independent Public Accountants           36

SUMMARY OF FUND EXPENSES

                                INSTITUTIONAL SERVICE SHARES
                              SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends
   (as a percentage of offering price)                                                        None
 Contingent Deferred Sales Charge (as a percentage of original purchase
   price or redemption proceeds, as applicable)                                               None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None

                                  ANNUAL OPERATING EXPENSES
                           (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.10%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.35%
   Shareholder Services Fee                                                        0.25%
 Total Operating Expenses (after waiver)(2)                                                   0.45%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.55% absent the voluntary waivers of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of the Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 Year                                                                                         $5
 3 Years                                                                                        $14
 5 Years                                                                                        $25
 10 Years                                                                                       $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES
(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 36.

                                                                    YEAR ENDED JULY 31,
                                                             1997       1996        1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                       $ 1.00     $ 1.00      $ 1.00    $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                      0.03       0.03        0.03     0.002
 LESS DISTRIBUTIONS
   Distributions from net investment income                 (0.03)     (0.03)      (0.03)   (0.002)
 NET ASSET VALUE, END OF PERIOD                             $ 1.00     $ 1.00      $ 1.00    $ 1.00
 TOTAL RETURN(B)                                             3.24%      3.29%       3.39%     0.18%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                  0.45%      0.45%       0.45%    0.39%*
   Net investment income                                     3.19%      3.22%       3.48%    3.04%*
   Expense waiver/reimbursement(c)                           0.10%      0.11%       0.14%    0.15%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                $587,983   $406,408    $252,016   $25,148

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994 (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing primarily in short-term municipal securities. The Fund may not be a suitable investment for retirement plans because it invests in municipal securities. A minimum initial investment of $1,000,000 over a one-year
period is required.      The Fund attempts to stabilize the value of a share at
$1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this
prospectus.      INVESTMENT POLICIES     The Fund pursues its investment
objective by investing in a portfolio of municipal securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. As a matter of investment policy, which cannot be changed without shareholder approval, at least 80% of the Fund's annual interest income will be exempt from federal regular income tax. (Federal regular income tax does not include the federal individual alternative minimum tax or the federal alternative minimum tax for corporations.) Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests primarily in debt obligations issued by or on behalf of states, territories, and possessions of the United States, including the District of Columbia, and any political subdivision or financing authority of any of these, the income from which is, in the opinion of qualified legal counsel, exempt from federal regular income tax ("Municipal Securities"). Examples of Municipal Securities include, but are not limited to:

   * tax and revenue anticipation notes issued to finance working capital needs in anticipation of receiving taxes or other revenues;
   * bond anticipation notes that are intended to be refinanced through a later issuance of longer-term bonds;
   * municipal commercial paper and other short-term notes; * variable rate demand notes; * municipal bonds (including bonds having serial maturities and pre-refunded bonds) and leases; and
   * participation, trust, and partnership interests in any of the foregoing obligations.

VARIABLE RATE DEMAND NOTES

Variable rate demand notes are long-term debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index. Most variable rate demand notes allow the Fund to demand the repurchase of the security on not more than seven days prior notice. Other notes only permit the Fund to tender the security at the time of each interest rate adjustment or at other fixed intervals. See "Demand Features." The Fund treats variable rate demand notes as maturing on the later of the date of the next interest rate adjustment or the date on which the Fund may next tender the security for repurchase.

PARTICIPATION INTERESTS

The Fund may purchase interests in Municipal Securities from financial institutions such as commercial and investment banks, savings associations, and insurance companies. These interests may take the form of participations, beneficial interests in a trust, partnership interests or any other form of indirect ownership that allows the Fund to treat the income from the investment as exempt from federal income tax. The Fund invests in these participation interests in order to obtain credit enhancement or demand features that would not be available through direct ownership of the underlying Municipal Securities.

MUNICIPAL LEASES

Municipal leases are obligations issued by state and local governments or authorities to finance the acquisition of equipment and facilities. They may take the form of a lease, an installment purchase contract, a conditional sales contract, or a participation interest in any of the above. Lease obligations may be subject to periodic appropriation. Municipal leases are subject to certain specific risks in the event of default or failure of appropriation.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default, or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price. The Fund may have more than 25% of its total assets invested in securities credit-enhanced by banks.

DEMAND FEATURES

The Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities, and, as a matter of fundamental investment policy which cannot be changed without shareholder approval, will limit such investments to 10% of its net assets. This restriction is not applicable to restricted securities determined to be liquid under criteria established by the Trustees. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. As a matter of non-fundamental investment policy, the Fund will limit investments in illiquid securities including restricted securities not determined to be liquid, and non-negotiable time deposits, to 10% of its net assets.

TEMPORARY INVESTMENTS

From time to time, when the investment adviser determines that market conditions call for a temporary defensive posture, the Fund may invest in tax-exempt or taxable securities, all of comparable quality to other securities in which the Fund invests, such as: obligations issued by or on behalf of municipal or corporate issuers; obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; instruments issued by a U.S. branch of a domestic bank or other deposit institutions having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment; and repurchase agreements (arrangements in which the organization selling the Fund a temporary investment agrees at the time of sale to repurchase it at a mutually agreed upon time and price).

Although the Fund is permitted to make taxable, temporary investments, there is no current intention to do so. However, the interest from certain Municipal Securities is subject to the federal alternative minimum tax.

MUNICIPAL SECURITIES

Municipal Securities are generally issued to finance public works, such as airports, bridges, highways, housing, hospitals, mass transportation projects, schools, streets, and water and sewer works. They are also issued to repay outstanding obligations, to raise funds for general operating expenses, and to make loans to other public institutions and facilities.

Municipal Securities include industrial development bonds issued by or on behalf of public authorities to provide financing aid to acquire sites or construct and equip facilities for privately or publicly owned corporations. The availability of this financing encourages these corporations to locate within the sponsoring communities and thereby increases local employment.

The two principal classifications of Municipal Securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith and credit and taxing power for the payment of principal and interest. Interest on and principal of revenue bonds, however, are payable only from the revenue generated by the facility financed by the bond or other specified sources of revenue. Revenue bonds do not represent a pledge of credit or create any debt of or charge against the general revenues of a municipality or public authority. Industrial development bonds are typically classified as revenue bonds.

INVESTMENT RISKS

Yields on Municipal Securities depend on a variety of factors, including: the general conditions of the short-term municipal note market and of the municipal bond market; the size of the particular offering; the maturity of the obligations; and the rating of the issue. The ability of the Fund to achieve its investment objective also depends on the continuing ability of the issuers of Municipal Securities and participation interests, or the credit enhancers of either, to meet their obligations for the payment of interest and principal when due. In addition, from time to time, the supply of Municipal Securities acceptable for purchase by the Fund could become limited.

The Fund may invest in Municipal Securities which are repayable out of revenue streams generated from economically related projects or facilities and/or whose issuers are located in the same state. Sizable investments in these Municipal Securities could involve an increased risk to the Fund should any of these related projects or facilities experience financial difficulties.
Obligations of issuers of Municipal Securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors. In addition, the obligations of such issuers may become subject to laws enacted in the future by Congress, state legislators, or referenda extending the time for payment of principal and/or interest, or imposing other constraints upon enforcement of such obligations or upon the ability of states or municipalities to levy taxes. There is also the possibility that, as a result of litigation or other conditions, the power or ability of any issuer to pay, when due, the principal of and interest on its municipal securities may be materially affected. The Fund's concentration in Municipal Securities may entail a greater level of risk than other types of money market funds.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

Advisory Fees

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

Adviser's Background

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.
Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM            AVERAGE AGGREGATE
   FEE               DAILY NET ASSETS
 0.150%         on the first $250 million
 0.125%          on the next $250 million
 0.100%          on the next $250 million
 0.075%    on assets in excess of $750 million
The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Eastern time), and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving Day, and Christmas Day.      HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 3:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 3:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Tax-Free Obligations Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Tax-Free Obligations Fund -- Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin
earning dividends the next day.      INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 12:00 noon (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares By Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 3:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Shareholders are not required to pay the federal regular income tax on any dividends received from the Fund that represent net interest on tax-exempt municipal bonds. However, under the Tax Reform Act of 1986, dividends representing net interest earned on certain "private activity" bonds issued after August 7, 1986, may be included in calculating the federal individual alternative minimum tax or the federal alternative minimum tax for corporations. The Fund may purchase, within the limits of its investment policies, all types of municipal bonds, including private activity bonds.

The alternative minimum tax applies when it exceeds the regular tax for the taxable year. Alternative minimum taxable income is equal to the regular taxable income of the taxpayer increased by certain "tax preference" items not included in regular taxable income and reduced by only a portion of the deductions allowed in the calculation of the regular tax.

Dividends of the Fund representing net interest income earned on some temporary investments and any realized net short-term gains are taxed as ordinary income.

These tax consequences apply whether dividends are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Because interest received by the Fund may not be
exempt from all state and local income taxes, shareholders may be required to pay state and local taxes on dividends received from the Fund. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors
and are subject to a minimum initial investment of $1,000,000.      All classes
are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield, tax-equivalent yield, and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. The tax-equivalent yield is calculated similarly to the yield, but is adjusted to reflect the taxable yield that would have to be earned to equal
the Fund's tax-exempt yield, assuming a specific tax rate.     Total return
represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as
a percentage.      From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 36.

                                                    YEAR ENDED JULY 31,
                           1997       1996       1995     1994     1993     1992     1991   1990(A)
 NET ASSET VALUE,
 BEGINNING OF PERIOD        $ 1.00     $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
 INCOME FROM INVESTMENT
 OPERATIONS
   Net investment
   income                    0.03       0.03      0.04     0.02     0.03     0.04    0.05     0.04
 LESS DISTRIBUTIONS
   Distributions from
   net investment income     (0.03)     (0.03)    (0.04)   (0.02)   (0.03)   (0.04)  (0.05)   (0.04)
 NET ASSET VALUE, END
 OF PERIOD                 $ 1.00     $ 1.00    $ 1.00   $ 1.00   $ 1.00   $ 1.00  $ 1.00   $ 1.00
 TOTAL RETURN(B)             3.49%      3.55%     3.64%    2.45%    2.54%    3.73%   5.13%    3.70%
 RATIOS TO AVERAGE NET
 ASSETS
   Expenses                  0.20%      0.20%     0.20%    0.20%    0.20%    0.20%   0.20%   0.20%*
   Net investment
   income                    3.43%      3.46%     3.62%    2.41%    2.49%    3.58%   4.93%   5.75%*
   Expense waiver/           0.35%      0.36%     0.39%    0.15%    0.14%    0.17%   0.26%   0.21%*
   reimbursement(c)
 SUPPLEMENTAL DATA
   Net assets, end of
   period (000 omitted) $1,474,180 $1,514,979 $1,295,458$789,755 $454,119 $308,855 $165,669$145,552

* Computed on an annualized basis.

(a) Reflects operations for the period from December 12, 1989 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS
TAX-FREE OBLIGATIONS FUND

JULY 31, 1997

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--99.6%
 ALABAMA--6.1%
 $          3,830,000 Alabama HFA, 1995 Series E Weekly VRDNs (Royal Gardens       $      3,830,000
                      Apartments Project)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            6,500,000 Anniston, AL, IDB, (Series 1989-A) Weekly VRDNs (Union              6,500,000
                      Foundry Co.)/ (Amsouth Bank N.A., Birmingham LOC)
            3,200,000 Birmingham, AL IDA, Revenue Refunding Bonds Weekly VRDNs            3,200,000
                      (S.P. Hotel Company)/ (Amsouth Bank N.A., Birmingham LOC)
            6,000,000 Birmingham, AL Medical Clinic Board Daily VRDNs (University         6,000,000
                      of Alabama Health System)/ (Morgan Guaranty Trust Co., New
                      York LOC)
            3,095,000 Birmingham, AL Special Care Facilities Financing Authority,         3,095,000
                      Capital Improvement Revenue Bonds (Series 1995) Weekly
                      VRDNs (Methodist Home for the Aging (AL))/(SouthTrust Bank
                      of Alabama, Birmingham LOC)
            4,600,000 Birmingham, AL, GO (Series 1992A) Weekly VRDNs (Regions             4,600,000
                      Bank, Alabama LOC)
           12,000,000 Birmingham, AL, GO Refunding Bonds (Series 1997-A) Weekly          12,000,000
                      VRDNs (AMBAC INS)/ (Societe Generale, Paris LIQ)
            2,000,000 Bon Air, AL IDB Weekly VRDNs (Avondale Mills,                       2,000,000
                      Inc.)/(SunTrust Bank, Atlanta LOC)
            3,500,000 Cherokee, AL IDB, IDR Refunding Bonds (Series 1993) Weekly          3,500,000
                      VRDNs (BOC Group, Inc.)/ (Wachovia Bank of Georgia N.A.,
                      Atlanta LOC)
            8,710,000 Columbia, AL IDB, CDC Municipal Products, Inc. (Series              8,710,000
                      1997I) Weekly VRDNs (Alabama Power Co.)/(AMBAC INS)/(CDC
                      Municipal Products, Inc. LIQ)
            3,300,000 Homewood, AL IDA Weekly VRDNs (Mountain Brook Inn
                      (Homewood 3,300,000 AL))/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            6,900,000 Huntsville, AL Health Care Authority/Health Care                    6,900,000
                      Facilities, Health Care Facilities Revenue Bonds (Series
                      1994-B) Weekly VRDNs (MBIA INS)/(Amsouth Bank N.A.,
                      Birmingham LIQ)
            2,156,000 Irondale, AL IDB, Revenue Bonds (Series 1989) Weekly VRDNs          2,156,000
                      (Collateral Mortgage, Ltd.)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            6,000,000 Jefferson County, AL, GO Warrants (Series 1996) Weekly              6,000,000
                      VRDNs (Bayerische Landesbank Girozentrale LOC)
            2,540,000 Madison, AL IDA, (Series A) Weekly VRDNs (Executive                 2,540,000
                      Inn)/(Amsouth Bank N.A., Birmingham LOC)
            2,770,000 Marshall County, AL, Special Obligation School Refunding            2,770,000
                      Warrant (Series 1994) Weekly VRDNs (Marshall County, AL
                      Board of Education)/(Regions Bank, Alabama LOC)
            2,500,000 Mobile, AL IDA Weekly VRDNs (McRae's Industries,                    2,500,000
                      Inc.)/(Nationsbank, N.A., Charlotte LOC)
            3,500,000 Mobile, AL IDB, PCR (Series 1993A) Weekly VRDNs (Alabama            3,500,000
                      Power Co.)/ (Alabama Power Co. GTD)
            8,450,000 Mobile, AL IDB, PCR (Series 1993B) Weekly VRDNs (Alabama            8,450,000
                      Power Co.)/ (Alabama Power Co. GTD)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 ALABAMA--CONTINUED
 $          2,000,000 Montgomery, AL BMC Special Care Facilities Finance           $      2,000,000
                      Authority, (Series 94A) Weekly VRDNs (Baptist Medical
                      Center, AL)/(Amsouth Bank N.A., Birmingham LOC)
           22,800,000 The Board of Trustees of the University of Alabama, (Series        22,800,000
                      B) Weekly VRDNs (Bank of America NT and SA, San Francisco
                      LIQ)
            3,500,000 Tuscaloosa County, AL Board of Education, Capital Outlay            3,500,000
                      Variable Rate Warants, (Series 1997-B) Weekly VRDNs (First
                      Alabama Bank, Montgomery LOC)
            1,335,000 Tuscaloosa County, AL Port Authority, (Series 1989A) Weekly         1,335,000
                      VRDNs (Capstone Hotel Ltd.)/ (SouthTrust Bank of Alabama,
                      Birmingham LOC)
            1,030,000 Tuscaloosa, AL IDB, Revenue Refunding Bonds (Series 1994)           1,030,000
                      Weekly VRDNs (Harco, Inc.)/ (Amsouth Bank N.A., Birmingham
                      LOC)
            2,900,000 Winfield, AL, Variable/Fixed Rate Industrial Revenue Bonds          2,900,000
                      (Series 1984) Weekly VRDNs (Union Underwear Company,
                      Inc.)/(Bank of Nova Scotia, Toronto LOC)
                                               TOTAL                                     125,116,000
 ARIZONA--2.0%
            3,000,000 Apache County, AZ IDA, 1983 (Series A) Weekly VRDNs (Tucson         3,000,000
                      Electric Power Co.)/ (Barclays Bank PLC, London LOC)
           11,000,000 Apache County, AZ Weekly VRDNs (Tucson Electric Power              11,000,000
                      Co.)/(Chase Manhattan Bank N.A., New York LOC)
            4,000,000 Arizona Health Facilities Authority Weekly VRDNs                    4,000,000
                      (University Physicians, Inc.)/ (Bank One, Arizona N.A. LOC)
            6,800,000 Arizona Health Facilities Authority, Pooled Loan Program            6,800,000
                      Revenue Bonds (Series 1985B) Weekly VRDNs (FGIC INS)/(Chase
                      Manhattan Bank N.A., New York LIQ)
            1,000,000 Arizona Insured Municipal Securities Trust, (Series 1996A)          1,000,000
                      Weekly VRDNs (Chandler Street and Highway)/(MBIA
                      INS)/(Norwest Bank Minnesota, Minneapolis LIQ)
            1,500,000 Arizona Insured Municipal Securities Trust, (Series 1996C)          1,500,000
                      Weekly VRDNs (Maricopa County, AZ Unified School District
                      No. 93)/(FGIC INS)/ (Norwest Bank Minnesota, Minneapolis
                      LIQ)
            1,250,000 Arizona Insured Municipal Securities Trust, (Series 1996E)          1,250,000
                      Weekly VRDNs (Scottsdale (Memorial Hospitals))/(AMBAC
                      INS)/(Norwest Bank Minnesota, Minneapolis LIQ)
            5,000,000 Chandler, AZ IDA, (SMP II Limited Partnership) Weekly VRDNs         5,000,000
                      (Bank One, Arizona N.A. LOC)
            8,500,000 Coconino County, AZ Pollution Control Corporation, PCR              8,500,000
                      Refunding Bonds (Series 1995E) Weekly VRDNs (Nevada Power
                      Co.)/(Societe Generale, Paris LOC)
            2,000,000 Pima County, AZ IDA Weekly VRDNs (Tucson Electric Power             2,000,000
                      Co.)/ (Barclays Bank PLC, London LOC)
                                               TOTAL                                     44,050,000
 ARKANSAS--0.0%
            1,000,000 Sheridan, AR IDA Weekly VRDNs (H.H. Robertson Co.)/(PNC             1,000,000
                      Bank, N.A. LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 CALIFORNIA--4.6%
 $            135,000 California Public Capital Improvements Financing Authority,  $        135,000
                      Trust Receipts (Series 1996 FR-3) Weekly VRDNs (MBIA
                      INS)/(Bank of New York, New York LIQ)
            5,000,000 California School Cash Reserve Program Authority, (Series           5,016,657
                      B), 4.50% TRANs (MBIA INS), 12/19/1997
           35,000,000 California School Cash Reserve Program Authority, Pool             35,278,188
                      Bonds (Series 1997A), 4.75% TRANs (AMBAC INS)/(Trinity
                      Funding Company INV), 7/2/1998
           30,000,000 Los Angeles County, CA, 4.50% TRANs, 6/30/1998                     30,171,257
           20,000,000 Riverside County, CA, 4.50% TRANs, 6/30/1998                       20,096,424
            5,000,000 Santa Clara County, CA, 4.50% TRANs, 8/1/1997                       5,000,000
                                               TOTAL                                     95,697,526
 COLORADO--0.1%
            2,825,000 Denver (City & County), CO, 4.10% TOBs (Blake Street                2,825,000
                      Compendium)/ (Norwest Bank Minnesota, Minneapolis LOC),
                      Optional Tender 12/15/1997
 DISTRICT OF COLUMBIA--1.1%
            2,070,000 District of Columbia Housing Finance Agency, Multifamily            2,070,000
                      Housing, 3.90% TOBs (Chastleton Project)/(Nationsbank,
                      N.A., Charlotte LOC), Optional Tender 7/1/1998
           16,000,000 District of Columbia, (Series 1997A), 4.50% TRANs (National        16,013,440
                      Westminster Bank, PLC, London and Societe Generale, Paris
                      LOCs), 9/30/1997
            3,575,000 District of Columbia, Revenue Bonds (Series 1997B) Weekly           3,575,000
                      VRDNs (Association of American Medical Colleges)/(AMBAC
                      INS)/(Chase Manhattan Bank N.A., New York LIQ)
                                               TOTAL                                     21,658,440
 FLORIDA--14.4%
            3,400,000 Alachua County, FL Health Facilities Authority, Health              3,400,000
                      Facilities Revenue Bonds (Series 1996B) Weekly VRDNs
                      (Shands Teaching Hospital and Clinics, Inc.)/(MBIA
                      INS)/(SunTrust Bank, Central Florida LIQ)
            6,500,000 Bradford County, FL Health Facilities Authority, Health             6,500,000
                      Facilities Revenue Bonds (Series 1996) Weekly VRDNs (Shands
                      Teaching Hospital and Clinics, Inc.)/(MBIA INS)/(SunTrust
                      Bank, Central Florida LIQ)
            3,000,000 Citrus Park, FL Community Development District, Capital             3,000,000
                      Improvement Bonds (Series 1996) Weekly VRDNs (Hillsborough
                      County, FL IDA)/(Dresdner Bank AG, Frankfurt LOC)
            4,300,000 Collier County, FL HFA, Multifamily Revenue Bonds (Series           4,300,000
                      1985) Weekly VRDNs (River Reach Project)/(Morgan Guaranty
                      Trust Co., New York LOC)
           10,000,000 Dade County, FL HFA, Hospital Revenue Bonds (Series 1995)          10,000,000
                      Weekly VRDNs (Miami Children's Hospital Project)/(AMBAC
                      INS)/(SunTrust Bank, Atlanta LIQ)
            5,610,000 Dade County, FL Solid Waste System, 4.00% Bonds (AMBAC              5,614,537
                      INS), 10/1/1997
            4,000,000 Dade County, FL Water & Sewer System Weekly VRDNs (FGIC             4,000,000
                      INS)/ (Commerzbank AG, Frankfurt LIQ)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $         11,070,000 Eustis Health Facilities Authority, FL, (Series 1985)        $     11,070,000
                      Weekly VRDNs (Waterman Medical Center)/ (SunTrust Bank,
                      Central Florida LOC)
            8,000,000 Florida HFA Weekly VRDNs (Cornerstone Imaging, Inc.)/(PNC           8,000,000
                      Bank, N.A. LOC)
            5,120,000 Florida State Board of Education Administration, (CR55),            5,120,000
                      (Series 1989A), 3.50% TOBs (Citibank N.A., New York LIQ),
                      Optional Tender 8/1/1997
            7,570,000 Florida State, PA-146 Weekly VRDNs (Jacksonville                    7,570,000
                      Transportation Authority)/ (Merrill Lynch Capital Services,
                      Inc. LIQ)
            7,160,000 Fort Lauderdale, FL Performing Arts Center Authority Weekly         7,160,000
                      VRDNs (SunTrust Bank, Central Florida LOC)
            7,000,000 Gulf Breeze, FL, Variable Rate Demand Revenue Bonds (Series         7,000,000
                      1995A) Weekly VRDNs (Florida Municipal Bond Fund)/(Barnett
                      Bank, N.A. LOC)
           30,500,000 Highlands County, FL Health Facilities, (Series 1996A              30,500,000
                      Accounts Receivable) Weekly VRDNs (Adventist Health
                      System)/(Capital Markets Assurance Corp. INS)/ (First
                      National Bank of Chicago LIQ)
           25,000,000 Highlands County, FL Health Facilities, (Series 1996B              25,000,000
                      Accounts Receivable) Weekly VRDNs (Adventist Health
                      System)/(Capital Markets Assurance Corp. INS)/ (Canadian
                      Imperial Bank of Commerce, Toronto LIQ)
            8,000,000 Highlands County, FL Health Facilities, Variable Rate               8,000,000
                      Demand Revenue Bonds (Series 1996A) Weekly VRDNs (Adventist
                      Health System)/(SunTrust Bank, Central Florida LOC)
            7,000,000 Indian River County, FL Hospital District, (Series 1985)            7,000,000
                      Weekly VRDNs (Kredietbank N.V., Brussels LOC)
            4,300,000 Jacksonville, FL, Industrial Development Refunding Revenue          4,300,000
                      Bonds (Series 1996) Weekly VRDNs (Pavilion Associates,
                      Ltd.)/(Barnett Bank, N.A. LOC)
            4,100,000 Key West, FL Community Redevelopment Authority Weekly VRDNs         4,100,000
                      (Pier House Joint Venture)/ (PNC Bank, N.A. LOC)
            3,695,000 Manatee County, FL HFA, Multifamily Mortgage Revenue                3,695,000
                      Refunding Bonds (Series 1989- A) Weekly VRDNs
                      (Hampton/McGuire L.P.)/(Nationsbank, N.A., Charlotte LOC)
            5,000,000 Miami, FL Health Facilities Authority, Health Facilities            5,000,000
                      Revenue Bonds (Series 1992) Weekly VRDNs (Miami Jewish Home
                      and Hospital for the Aged, Inc.)/ (SunTrust Bank, Miami
                      LOC)
            8,000,000 Miami, FL Health Facilities Authority, Health Facilities            8,000,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Miami Jewish Home
                      and Hospital for the Aged, Inc.)/(SunTrust Bank, Central
                      Florida LOC)
            4,000,000 Mount Dora, FL Health Facility Authority, (Series 1996A)            4,000,000
                      Weekly VRDNs (Waterman Village (Mount Dora, FL))/(Barnett
                      Bank of Central Florida, Orlando LOC)
            4,000,000 Orange County, FL Educational Facilities Authority, Revenue         4,000,000
                      Bonds (Series 1997) Weekly VRDNs (Rollins College)/(Barnett
                      Bank, N.A. LOC)
            9,000,000 Orange County, FL HFA, Multifamily Housing Revenue Bonds            9,000,000
                      Weekly VRDNs (Sutton Place Ltd. Project)/(Nationsbank,
                      N.A., Charlotte LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 FLORIDA--CONTINUED
 $         16,500,000 Pasco County, FL School Board, Variable Rate Certificates    $     16,500,000
                      Weekly VRDNs (AMBAC INS)/ (Landesbank Hessen-Thueringen,
                      Frankfurt LIQ)
            6,400,000 Pinellas County, FL Health Facility Authority Daily VRDNs           6,400,000
                      (Chase Manhattan Bank N.A., New York LOC)
            4,065,000 Putnam County, FL Development Authority, PCR Bonds (Pooled          4,065,000
                      Series 1984S) Weekly VRDNs (Seminole Electric Cooperative,
                      Inc (FL))/(National Rural Utilities Cooperative Finance
                      Corp. LOC)
            8,400,000 Sarasota County, FL Public Hospital District, Series 1993A,         8,400,000
                      3.85% CP (Sarasota Memorial Hospital), Mandatory Tender
                      9/19/1997
            8,350,000 Sarasota County, FL Public Hospital District, Variable Rate         8,350,000
                      Demand Hospital Revenue Bonds (Series 1996A), 3.75% CP
                      (Sarasota Memorial Hospital)/(SunTrust Bank, Central
                      Florida LIQ), Mandatory Tender 8/13/1997
           20,000,000 Sarasota County, FL Public Hospital District, Variable Rate        20,000,000
                      Demand Hospital Revenue Bonds (Series 1996A), 3.75% CP
                      (Sarasota Memorial Hospital)/(SunTrust Bank, Central
                      Florida LIQ), Mandatory Tender 9/26/1997
            2,000,000 Sarasota, FL, Educational Facilities Revenue Bonds (Series          2,000,000
                      1996) Weekly VRDNs (Ringling School of Art and Design,
                      Inc.)/(SunTrust Bank, Central Florida LOC)
           13,400,000 Southeast Volusia Hospital District, Revenue Bonds (Series         13,400,000
                      1995) Weekly VRDNs (Bert Fish Medical Center
                      (FL))/(SouthTrust Bank of Alabama, Birmingham LOC)
            9,000,000 St. Johns County, FL HFA, (Series 1993) Weekly VRDNs                9,000,000
                      (Remington at Ponte Verda Project)/ (SunTrust Bank, Atlanta
                      LOC)
            7,000,000 St. Lucie County, FL, IDR Bonds (Series 1985) Weekly VRDNs          7,000,000
                      (Savannahs Hospital)/ (Nationsbank, N.A., Charlotte LOC)
            4,500,000 Suwannee County, FL, Health Facilities Revenue Bonds                4,500,000
                      (Series 1996) Weekly VRDNs (Shands Teaching Hospital and
                      Clinics, Inc.)/(MBIA INS)/(SunTrust Bank, Central Florida
                      LIQ)
            2,855,000 Volusia County, FL HFA Weekly VRDNs (Fisherman's Landing)/          2,855,000
                      (Mellon Bank N.A., Pittsburgh LOC)
                                               TOTAL                                     297,799,537
 GEORGIA--1.6%
            2,000,000 Albany-Dougherty County, GA Hospital Authority, Refunding           2,000,000
                      Revenue Anticipation Certificates (Series 1991) Weekly
                      VRDNs (AMBAC INS)/(Credit Local de France LIQ)
            2,600,000 Atlanta, GA, Urban Residential Finance Authority,                   2,600,000
                      Residential Construction Revenue Bonds, (Series 1995)
                      Weekly VRDNs (Summerhill Neighborhood Bond Program)/(First
                      Union National Bank, Charlotte, N.C. LOC)
           13,000,000 Cherokee County, GA School System, 4.10% TANs, 12/31/1997          13,010,582
            5,000,000 Cobb-Marietta, GA Coliseum & Exhibit Hall Authority, Junior         5,000,000
                      Lien Revenue Bonds (Series 1996A) Weekly VRDNs (MBIA
                      INS)/(Canadian Imperial Bank of Commerce, Toronto LIQ)
            4,405,000 Conyers-Rockdale-Big Haynes, GA Impoundment Authority,              4,405,882
                      (Series 1997), 3.75% BANs, 12/31/1997

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 GEORGIA--CONTINUED
 $          1,600,000 De Kalb County, GA Development Authority, (Series 1992)      $      1,600,000
                      Weekly VRDNs (American Cancer Society, GA)/(SunTrust Bank,
                      Atlanta LOC)
            4,470,000 Fulton County, GA Housing Authority, (Series 1994B) Weekly          4,470,000
                      VRDNs (Champions Green Apartments Project)/(SouthTrust Bank
                      of Alabama, Birmingham LOC)
                                               TOTAL                                     33,086,464
 IDAHO--0.6%
           13,000,000 Idaho State, (Series 1997), 4.625% TANs, 6/30/1998                 13,085,034
 ILLINOIS--10.5%
           12,000,000 Chicago, IL Board of Education, Merlots (Series 1997E)             12,000,000
                      Weekly VRDNs (Corestates Bank N.A., Philadelphia, PA LIQ)
           20,000,000 Chicago, IL Board of Education, Variable Rate Certificates
                      20,000,000 (Series 1996BB) Weekly VRDNs (MBIA INS)/(Bank
                      of America NT and SA, San Francisco LIQ)
           20,000,000 Chicago, IL, GO Tender Notes (Series 1997), 3.65% TOBs             20,000,000
                      (Morgan Guaranty Trust Co., New York LOC), Mandatory Tender
                      2/5/1998
              350,000 Darien, IL IDA, (Series 1989C) Weekly VRDNs (KinderCare               350,000
                      Learning Centers, Inc.)/ (Toronto-Dominion Bank LOC)
            7,000,000 Galesburg, IL, (Series 1996) Weekly VRDNs (Knox College             7,000,000
                      Project)/ (Lasalle National Bank, Chicago LOC)
            3,000,000 Illinois Development Finance Authority Weekly VRDNs                 3,000,000
                      (Newlywed Food)/ (Mellon Bank N.A., Pittsburgh LOC)
            5,100,000 Illinois Development Finance Authority, (Series 1993A)              5,100,000
                      Weekly VRDNs (Loyola Academy)/ (Northern Trust Co.,
                      Chicago, IL LOC)
           24,000,000 Illinois Development Finance Authority, PCR, (Series 1996A)        24,000,000
                      Weekly VRDNs (Commonwealth Edison Co.)/(AMBAC INS)/(Bank of
                      New York, New York LIQ)
           15,000,000 Illinois Development Finance Authority, Variable/Fixed Rate        15,000,000
                      Demand Revenue Bonds, (Series 1996) Weekly VRDNs (Chicago
                      Symphony Orchestra Project)/ (Bank of America Illinois LOC)
            7,500,000 Illinois Educational Facilities Authority, 3.90% CP (Field          7,500,000
                      Museum of Natural History)/ (Northern Trust Co., Chicago,
                      IL LOC), Mandatory Tender 11/19/1997
            7,500,000 Illinois Educational Facilities Authority, Revenue Bonds            7,500,000
                      (Series 1995) Weekly VRDNs (Ravinia Festival Association
                      (IL))/(NBD Bank, Michigan LOC)
           16,100,000 Illinois Health Facilities Authority Weekly VRDNs (OSF             16,100,000
                      Health Care Systems)
           19,800,000 Illinois Health Facilities Authority, (Series 1989A) Weekly        19,800,000
                      VRDNs (Methodist Health Services Corp.)/(Fuji Bank, Ltd.,
                      Tokyo LOC)
           35,000,000 Illinois Health Facilities Authority, Revenue Bonds (Series        35,000,000
                      1985B) Weekly VRDNs (OSF Health Care Systems)/(Bank of
                      America Illinois and Rabobank Nederland, Utrecht LIQs)
            1,000,000 Illinois Health Facilities Authority, Revolving Fund Pooled         1,000,000
                      Financing Program (Series 1985F) Weekly VRDNs (NBD Bank,
                      Michigan LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 ILLINOIS--CONTINUED
 $          5,000,000 Illinois Health Facilities Authority, Variable Rate          $      5,000,000
                      Adjustable Demand Revenue Bonds (Series 1996), 3.95% CP
                      (Evanston Hospital Corp.), Mandatory Tender 8/15/1997
           14,000,000 Illinois Housing Development Authority, (1997 Subseries            14,000,000
                      B-1), 4.10% TOBs, Mandatory Tender 7/7/1998
            3,245,000 Rockford Park District, IL, Series C, 5.30% Bonds,                  3,261,392
                      12/15/1997
                                               TOTAL                                     215,611,392
 INDIANA--2.1%
              830,000 Dale, IN IDA Weekly VRDNs (Spencer Industries)/(National              830,000
                      City Bank, Kentucky LOC)
            4,100,000 Hamilton County, IN Hospital Authority Weekly VRDNs (Carmel         4,100,000
                      Hospital)/ (Daughters of Charity GTD)
           10,000,000 Indiana Bond Bank, Series A-2, 4.25% TANs (Norwest Bank            10,051,100
                      Minnesota, Minneapolis LOC), 1/21/1998
            1,745,000 Indiana Health Facilities Finance Authority Rehabilitation          1,745,000
                      Center Weekly VRDNs (Crossroads Rehabilitation
                      Center)/(Bank One, Indianapolis, IN LOC)
           12,000,000 Indianapolis, IN Local Public Improvement Bond Bank,               12,031,685
                      (Series 1997 A), 4.375% TANs, 1/8/1998
            4,735,000 Indianapolis, IN, Variable Rate Demand Economic Development         4,735,000
                      Revenue Bonds, (Series 1995) Weekly VRDNs (Pleasant Run
                      Children's Homes, Inc.)/(Fifth Third Bank, Cincinnati LOC)
            9,000,000 Purdue University, IN, Student Fees Revenue Bonds (Series           9,000,000
                      H) Weekly VRDNs
                                               TOTAL                                     42,492,785
 IOWA--0.2%
            5,000,000 Cedar Rapids Community School District, IA, General                 5,020,909
                      Obligation Anticipatory Warrants, (Series 1997), 4.375%
                      TRANs, 7/1/1998
 KANSAS--0.2%
            3,420,000 Salina, KS, GO Municipal Temporary Notes (Series 1997-1),           3,420,000
                      3.90% BANs, 3/1/1998
 KENTUCKY--2.1%
            1,260,000 Boone County, KY, Revenue Refunding Bonds Weekly VRDNs              1,260,000
                      (Spring Meadow Associates)/ (Huntington National Bank,
                      Columbus, OH LOC)
            6,835,000 Jefferson County, KY, (Series 1997) Weekly VRDNs (First             6,835,000
                      Trust Restoration Partners)/ (Bank One, Kentucky LOC)
           35,000,000 Owensboro, KY, (Series 1996) Weekly VRDNs (Owensboro Mercy         35,000,000
                      Health System, Inc. Project)/ (Bank of America Illinois
                      LOC)
                                               TOTAL                                     43,095,000
 LOUISIANA--0.5%
              250,000 Baton Rouge, LA, Public Improvement Sales Tax Revenue                 250,000
                      Bonds, Series 1992A, 9.00% Bonds (FSA INS), 8/1/1997
              800,000 Calcasieu Parish, LA, IDB, PCR Bonds Weekly VRDNs (Citgo              800,000
                      Petroleum Corp.)/ (Westdeutsche Landesbank Girozentrale
                      LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 LOUISIANA--CONTINUED
 $             80,000 Louisiana PFA, (Series 1985A) Weekly VRDNs (FGIC             $         80,000
                      INS)/(Societe Generale, Paris LIQ)
            1,765,000 Louisiana PFA, (Series A), 4.50% TANs (East Baton Rouge             1,766,507
                      School Board), 9/24/1997
            4,000,000 Louisiana PFA, (Series B), 4.50% TANs (Orleans Parish, LA           4,003,415
                      School Board), 9/24/1997
            3,200,000 Louisiana PFA, Hospital Revenue Bonds Series 1995 Weekly            3,200,000
                      VRDNs (Willis-Knighton Medical Center)/(AMBAC INS)/(Mellon
                      Bank N.A., Pittsburgh LIQ)
                                               TOTAL                                     10,099,922
 MARYLAND--1.4%
              400,000 Baltimore County, MD Port Facility Monthly VRDNs                      400,000
                      (Occidental Petroleum Corp.)/ (Morgan Guaranty Trust Co.,
                      New York LOC)
            2,000,000 Maryland EDC, Pooled Financing Revenue Bonds, (Series 1995)         2,000,000
                      Weekly VRDNs (Maryland Municipal Bond Fund)/(Nationsbank,
                      N.A., Charlotte LOC)
            1,200,000 Maryland Health & Higher Educational Facilities Authority,          1,200,000
                      (Series 1985B) Weekly VRDNs (First National Bank of Chicago
                      LOC)
            1,800,000 Maryland Health & Higher Educational Facilities Authority,          1,800,000
                      ACES Revenue Bonds (Series 1994) Weekly VRDNs (Daughters of
                      Charity)
            1,000,000 Maryland Health & Higher Educational Facilities Authority,          1,000,000
                      Pooled Loan Program Revenue Notes, 3.75% CP (John Hopkins
                      University)/(Sanwa Bank Ltd., Osaka LIQ), Mandatory Tender
                      9/26/1997
            4,970,000 Maryland Health & Higher Educational Facilities Authority,          4,970,000
                      Pooled Loan Program Revenue Notes, 3.90% CP (John Hopkins
                      University)/(Sanwa Bank Ltd., Osaka LIQ), Mandatory Tender
                      10/28/1997
            8,640,000 Maryland State CDA, (Series 1987-2), 3.80% TOBs (First              8,640,000
                      National Bank of Chicago LIQ), Optional Tender 10/1/1997
            9,500,000 Montgomery County, MD, EDR Weekly VRDNs (U.S. Pharmacopeial         9,500,000
                      Convention Facility)/ (Chase Manhattan Bank N.A., New York
                      LOC)
                                               TOTAL                                     29,510,000
 MASSACHUSETTS--0.9%
            7,000,000 Clinton, MA, 4.00% BANs, 11/21/1997                                 7,008,040
            3,200,000 Danvers, Massachusetts, 4.00% BANs, 3/31/1998                       3,204,074
            8,000,000 North Andover, MA, 4.00% BANs, 1/22/1998                            8,011,014
                                               TOTAL                                     18,223,128
 MICHIGAN--5.4%
            4,700,000 Battle Creek, MI Economic Development Corporation, Limited          4,700,000
                      Obligation Economic Development Revenue Refunding Bonds
                      (Series 1992) Weekly VRDNs (Michigan Carton & Paperboard
                      Company)/(American National Bank, Chicago LOC)
            5,300,000 Dearborn, MI Economic Development Corp, (Series 1991)               5,300,000
                      Weekly VRDNs (Oakbrook Common)/ (Mellon Bank N.A.,
                      Pittsburgh LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MICHIGAN--CONTINUED
 $            800,000 Detroit, MI Water Supply System, Water Supply System         $        800,000
                      Revenue and Revenue Refunding Bonds (Series 1993) Weekly
                      VRDNs (FGIC INS)/(FGIC Securities Purchase, Inc. LIQ)
            2,000,000 Garden City, MI HFA, Hospital Revenue Bonds (Series 1996A)          2,000,000
                      Weekly VRDNs (Garden City Hospital, Osteopathic)/(First of
                      America Bank - Michigan LOC)
            2,100,000 Grand Rapids, MI EDR, Floating/Fixed Rate Demand Bonds              2,100,000
                      (Series 1983-B) Weekly VRDNs (Amway Grand Plaza Hotel
                      Facilities)/(Old Kent Bank & Trust Co., Grand Rapids LOC)
            4,855,000 Kalamazoo, MI Economic Development Corp., 1995 Limited              4,855,000
                      Obligation Revenue Refunding Bonds Weekly VRDNs (Wyndham
                      Project, MI)/(First of America Bank - Illinois LOC)
            1,000,000 Michigan Higher Education Facilities Authority, Variable            1,000,000
                      Rate Demand Limited Obligation Revenue Bonds (Series 1997)
                      Weekly VRDNs (Davenport College of Business)/(Old Kent Bank
                      & Trust Co., Grand Rapids LOC)
           15,800,000 Michigan State Hospital Finance Authority, (Series 1994)           15,800,000
                      Weekly VRDNs (Mt. Clemens General Hospital)/(Comerica Bank,
                      Detroit, MI LOC)
            6,000,000 Michigan State Hospital Finance Authority, (Series A)               6,000,000
                      Weekly VRDNs (OSF Health Care Systems)
            8,200,000 Michigan State Hospital Finance Authority, Hospital                 8,200,000
                      Equipment Loan Program Bonds (Series A) Weekly VRDNs (First
                      of America Bank - Michigan LOC)
            3,900,000 Michigan State Housing Development Authority, (Series 1991)         3,900,000
                      Weekly VRDNs (Forest Hills Apartments)/(National Australia
                      Bank, Ltd., Melbourne LOC)
            3,000,000 Michigan State Housing Development Authority, (Series 1991)         3,000,000
                      Weekly VRDNs (Regency Square Apartments)/(National
                      Australia Bank, Ltd., Melbourne LOC)
           15,000,000 Michigan State Housing Development Authority, Merlots              15,480,600
                      (Series G) Weekly VRDNs (MBIA INS)/(Corestates Bank N.A.,
                      Philadelphia, PA LIQ)
           28,000,000 Michigan State, 4.50% TRANs, 9/30/1997                             28,046,163
            5,200,000 Michigan Strategic Fund, Limited Obligation PCR Bonds               5,200,000
                      (Series 1993) Weekly VRDNs (Allied-Signal, Inc.)
            3,000,000 Michigan Strategic Fund, Limited Obligation Revenue Bonds           3,000,000
                      (Series 1995) Weekly VRDNs (Wellness Plan Project)/(NBD
                      Bank, Michigan LOC)
            2,695,000 Ottawa County, MI Economic Development Corp., Limited               2,695,000
                      Obligation Revenue Bonds (Series 1995B) Weekly VRDNs
                      (Sunset Manor, Inc. Project)/(Old Kent Bank & Trust Co.,
                      Grand Rapids LOC)
                                               TOTAL                                     112,076,763
 MINNESOTA--6.9%
           10,300,000 Burnsville, MN, Variable Rate Demand Revenue Bonds (Series         10,300,000
                      1996) Weekly VRDNs (YMCA Projects)/(Norwest Bank Minnesota,
                      Minneapolis LOC)
            2,100,000 DDSB Municipal Securities Trusts, Series 1994O Weekly
                      VRDNs 2,100,000 (Richfield, MN ISD 280)/ (First Bank N.A.,
                      Minneapolis LIQ)
            1,000,000 DDSB Municipal Securities Trusts, Series 1994S Weekly
                      VRDNs 1,000,000 (Osseo, MN ISD 279)/ (First Bank N.A.,
                      Minneapolis LIQ)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MINNESOTA--CONTINUED
 $          6,390,000 DDSB Municipal Securities Trusts, Series 1994T Weekly VRDNs  $      6,390,000
                      (Osseo, MN ISD 279)/ (First Bank N.A., Minneapolis LIQ)
           11,000,000 DDSB Municipal Securities Trusts, Series 1994V Weekly VRDNs        11,000,000
                      (St. Louis Park Healthsystem, MN)/(Norwest Bank Minnesota,
                      Minneapolis LIQ)
            1,865,000 Dakota County, MN Housing & Redevelopment Authority,                1,865,000
                      Multifamily Rental Housing Revenue Bonds (Series 1994-B)
                      Weekly VRDNs (Westwood Ridge Senior Residence Project)/
                      (First Bank N.A., Minneapolis LOC)
            7,000,000 Eagan, MN, Multifamily Housing (Series 1992A) Weekly VRDNs          7,000,000
                      (Cinnamon Ridge)/ (Mellon Bank N.A., Pittsburgh LOC)
            7,200,000 Hennepin Co. MN, (Series 1995C) Weekly VRDNs (Hennepin Co.          7,200,000
                      MN GTD)
            4,250,000 MN Municipal Securities Trust, Series 1996F, Floating Rate          4,250,000
                      Certificates Weekly VRDNs (Lakeville, MN ISD 194)/(Norwest
                      Bank Minnesota, Minneapolis LIQ)
           10,000,000 Minneapolis CDA, Revenue Refunding Bonds (Series 1995)             10,000,000
                      Weekly VRDNs (Walker Methodist Health Center, Inc.
                      Project)/(First Bank N.A., Minneapolis LOC)
            7,900,000 Minneapolis, MN, 4.016% TOBs (Minneapolis Institute of              7,900,000
                      Arts), Optional Tender 10/1/1997
            5,000,000 Minneapolis, MN, Variable Rate Housing Revenue Bonds Weekly         5,000,000
                      VRDNs (One Ten Grant Project)/(First Bank N.A., Minneapolis
                      LOC)
            9,875,000 Minneapolis, MN, Various Purpose Bonds (Series 1996) Weekly         9,875,000
                      VRDNs (Bayerische Vereinsbank AG, Munich LIQ)
            2,842,000 Minnesota State Higher Education Coordinating Board,                2,842,000
                      Supplemental Student Loan Program Refunding Revenue Bonds
                      (Series 1994A) Weekly VRDNs (Norwest Bank Minnesota,
                      Minneapolis LIQ)
            4,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs           4,000,000
                      (Mayo Foundation)
           13,000,000 Rochester, MN Health Care Facility Authority Weekly VRDNs          13,000,000
                      (Mayo Foundation)
           10,900,000 Rosemount, MN, PCR (Series 1984) Weekly VRDNs (Koch                10,900,000
                      Refining Co.)
           11,500,000 Southern Minnesota Municipal Power Agency, 3.70% CP,               11,500,000
                      Mandatory Tender 9/9/1997
            5,200,000 St. Paul, MN Port Authority, (Series 1991) Weekly VRDNs             5,200,000
                      (West Gate Office)/(First Bank N.A., Minneapolis LOC)
           10,000,000 VRDC/IVRC Trust, Tax-Exempt Variable Rate Demand                   10,000,000
                      Certificates (Series 1997A) Weekly VRDNs (Regents of
                      University of Minnesota)/(Citibank N.A., New York LIQ)
                                               TOTAL                                     141,322,000
 MISSISSIPPI--0.3%
            1,590,000 Hinds County, MS, (Series 1991) Weekly VRDNs (North State           1,590,000
                      St. Project)/(Amsouth Bank N.A., Birmingham LOC)
            4,000,000 Perry County, MS, PC Revenue Bonds (Series 1989) Weekly             4,000,000
                      VRDNs (Leaf River Forest Project)/ (Morgan Guaranty Trust
                      Co., New York LOC)
                                               TOTAL                                      5,590,000

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 MISSOURI--0.8%
 $          6,000,000 Missouri State Environmental Improvement & Energy            $      6,000,000
                      Authority, 3.65% CP (Kansas City Power and Light Co.),
                      Mandatory Tender 11/5/1997
            1,000,000 Missouri State HEFA, (Series 1995B) Weekly VRDNs (Sisters           1,000,000
                      of Mercy Health System, St. Louis, Inc.)/(ABN AMRO Bank
                      N.V., Amsterdam, Credit Suisse, Zurich and Rabobank
                      Nederland, Utrecht LIQs)
            1,695,000 Missouri State HEFA, (Series 1996), 4.50% TRANs                     1,696,020
                      (Pattonville, MO School District), 9/8/1997
            1,000,000 Missouri State HEFA, (Series 1996D), 4.50% TRANs (Rockwood          1,000,602
                      R-VI School District), 9/8/1997
            1,700,000 Missouri State HEFA, Health Facilities Revenue Bonds                1,700,000
                      (Series 1989 B) Weekly VRDNs (Sisters of Mercy Health
                      Corporation (Michigan & Iowa))/(ABN AMRO Bank N.V.,
                      Amsterdam LIQ)
            1,000,000 Missouri State HEFA, Series 1995B Weekly VRDNs (SSM Health          1,000,000
                      Care)/(MBIA INS)/ (Rabobank Nederland, Utrecht LIQ)
            4,200,000 Poplar Bluff, MO IDA, (Series 1987) Weekly VRDNs (Gates             4,200,000
                      Rubber Co.)/(NBD Bank, Michigan LOC)
                                               TOTAL                                     16,596,622
 NEBRASKA--0.2%
            3,610,000 Lancaster County, NE Leasing Corp., Refunding Bonds PT-103          3,610,000
                      (Series 1988) Weekly VRDNs (Bayerische Hypotheken-Und
                      Wechsel-Bank AG LIQ)
 NEVADA--0.8%
           15,900,000 Nevada Housing Division, Multi-Unit Housing Revenue                15,900,000
                      Refunding Bonds (1991 Series A) Weekly VRDNs (Park Vista
                      Apartments Project)/(Sumitomo Bank Ltd., Osaka LOC)
 NEW JERSEY--0.5%
            5,000,000 Galloway Township, NJ, (Series 1997), 4.125% BANs,                  5,011,027
                      3/12/1998
            5,000,000 West Windsor-Plainsboro, NJ Regional School District, 4.00%         5,007,453
                      BANs, 2/10/1998
                                               TOTAL                                     10,018,480
 NEW YORK--2.1%
            6,100,000 Metropolitan Transportation Authority, New York Weekly              6,100,000
                      VRDNs (Bank of Tokyo-Mitsubishi Ltd., Industrial Bank of
                      Japan Ltd., Tokyo, J.P. Morgan Delaware, Wilmington, Morgan
                      Guaranty Trust Co., New York, National Westminster Bank,
                      PLC, London and Sumitomo Bank Ltd., Osaka LOCs)
            1,430,000 Metropolitan Transportation Authority, New York, Trust              1,430,000
                      Receipts (Series 1997 FR/RI-9) Weekly VRDNs (FGIC
                      INS)/(Bank of New York, New York LIQ)
            5,900,000 New York City, NY, (Series 1995 F-5) Weekly VRDNs                   5,900,000
                      (Landesbank Hessen-Thueringen, Frankfurt LOC)
            8,000,000 New York City, NY, Variable Rate Series (F-7) Weekly VRDNs          8,000,000
                      (Union Bank of Switzerland, Zurich LOC)
            1,000,000 Royalton-Hartland, NY CSD, 4.50% BANs, 8/15/1997                    1,000,184

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NEW YORK--CONTINUED
 $          5,000,000 Ulster County, NY, Custodial Receipts (2nd Series 1997-A),   $      5,008,742
                      4.00% TANs (State Street Bank and Trust Co. LOC), 3/18/1998
            7,000,000 VRDC/IVRC Trust, (Series 1993B) Weekly VRDNs (Metropolitan          7,000,000
                      Transportation Authority, New York)/(AMBAC INS)/(Hongkong &
                      Shanghai Banking Corp. LIQ)
            8,500,000 VRDC/IVRC Trust, (Series 1993G) Weekly VRDNs (St. Lukes             8,500,000
                      Roosevelt Hospital Center)/ (FHA INS)/(Hongkong & Shanghai
                      Banking Corp. LIQ)
                                               TOTAL                                     42,938,926
 NORTH CAROLINA--1.2%
           15,000,000 Martin County, NC IFA, (Series 1993) Weekly VRDNs                  15,000,000
                      (Weyerhaeuser Co.)
               50,000 NCNB Pooled Tax-Exempt Trust, (Series 1990A) Weekly VRDNs              50,000
                      (NCNB Tax Exempt Trust 1990a)/(Nationsbank, N.A., Charlotte
                      LOC)
            2,700,000 North Carolina Medical Care Commission Hospital, Revenue            2,700,000
                      Bonds (Series 1992B) Weekly VRDNs (North Carolina Baptist)
            4,250,000 North Carolina Medical Care Commission Hospital, Revenue            4,250,000
                      Bonds (Series 1993) Weekly VRDNs (Moses H. Cone Memorial)
            3,000,000 Winston-Salem, NC, GO Bonds (Series 1990) Weekly VRDNs              3,000,000
                      (Credit Suisse, Zurich LIQ)
                                               TOTAL                                     25,000,000
 OHIO--3.7%
            1,875,000 Akron, Bath & Copley, OH Joint Township Weekly VRDNs                1,875,000
                      (Visiting Nurses)/(National City Bank, Cleveland, OH LOC)
            9,000,000 Clermont County, OH, Adjustable Rate Hospital Facilities            9,000,000
                      Revenue Bonds (Series 1996) Weekly VRDNs (Mercy Health
                      Systems)/(Credit Suisse, Zurich LIQ)
            2,450,000 Cuyahoga County, OH IDA Weekly VRDNs (H.P. Parking                  2,450,000
                      Co.)/(KeyBank, N.A. LOC)
            2,895,000 Franklin County, OH Hospital Facility Authority, (Series            2,895,000
                      1992) Weekly VRDNs (Wesley Glenn, Inc.)/(Fifth Third Bank,
                      Cincinnati LOC)
            5,630,000 Greene County, OH, Various Purpose Certificates of                  5,636,862
                      Indebtedness, 4.00% BANs, 12/11/1997
            5,600,000 Hamilton County, OH Health System Weekly VRDNs (West Park           5,600,000
                      Community)/ (Fifth Third Bank, Cincinnati LOC)
           17,700,000 Hamilton County, OH Hospital Facilities Authority,                 17,700,000
                      Adjustable Rate Hospital Facilities Revenue Bonds (Series
                      1997A) Weekly VRDNs (Health Alliance of Greater
                      Cincinnati)/(MBIA INS)/ (Credit Suisse, Zurich LIQ)
              240,000 Lucas County, OH, Hospital Improvement Revenue Weekly VRDNs           240,000
                      (Sunshine Children's Home)/ (National City Bank, Cleveland,
                      OH LOC)
            6,745,000 Mahoning County, OH, Housing Revenue Bonds (Series 1995)            6,745,000
                      Weekly VRDNs (Copeland Oaks Project)/(Bank One, Ohio, N.A.
                      LOC)
              835,000 Marion County, OH Hospital Authority, (Series 1991) Weekly            835,000
                      VRDNs (Marion County, OH Pooled Hospital Program)/(Bank
                      One, Ohio, N.A. LOC)
              700,000 Montgomery County, OH IDA Weekly VRDNs (Center-Plex                   700,000
                      Venture)/(KeyBank, N.A. LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 OHIO--CONTINUED
 $          2,020,000 Montgomery County, OH, Adjustable Rate Economic Development  $      2,020,000
                      Revenue Refunding Bonds (Series 1997) Weekly VRDNs (Cross
                      Country Inns, Inc.)/(Bank One, Ohio, N.A. LOC)
            1,630,000 Montgomery, OH IDA Weekly VRDNs (Bethesda Two Limited               1,630,000
                      Partnership)/(Huntington National Bank, Columbus, OH LOC)
            2,000,000 Ohio State Air Quality Development Authority, (Series               2,000,000
                      1988A) Weekly VRDNs (PPG Industries, Inc.)
            2,500,000 Ohio State Water Development Authority, Multimodal Water            2,500,000
                      Development (Series 1993) Weekly VRDNs (Timken
                      Co.)/(Wachovia Bank of Georgia N.A., Atlanta LOC)
            7,300,000 Rickenbacker, OH Port Authority, (Series 1992) Weekly VRDNs         7,300,000
                      (Rickenbacker Holdings, Inc.)/ (Bank One, Ohio, N.A. LOC)
            3,200,000 Toledo, OH, Adjustable Rate City Services Special                   3,200,000
                      Assessment Notes (Services 1997) Weekly VRDNs (Canadian
                      Imperial Bank of Commerce, Toronto LOC)
            1,000,000 Twinsburg, OH IDA Weekly VRDNs (Carl J Massara                      1,000,000
                      Project)/(KeyBank, N.A. LOC)
            1,990,000 Wayne County, OH, Health Care Facility Revenue Bonds                1,990,000
                      (Series 1995) Weekly VRDNs (D & M Realty Project)/(Bank
                      One, Ohio, N.A. LOC)
                                               TOTAL                                     75,316,862
 OKLAHOMA--2.3%
           24,500,000 Oklahoma State Industrial Authority, Flexible Rate Hospital        24,500,000
                      Revenue Bonds (Series 1990B) Weekly VRDNs (Baptist Medical
                      Center, OK)/(Credit Suisse, Zurich and Morgan Guaranty
                      Trust Co., New York LIQs)
           23,275,000 Oklahoma State Industrial Authority, Health System Revenue         23,275,000
                      Bonds (Series 1995A) Weekly VRDNs (Baptist Medical Center,
                      OK)/(Credit Suisse, Zurich and Morgan Guaranty Trust Co.,
                      New York LIQs)
                                               TOTAL                                     47,775,000
 OREGON--0.4%
            2,000,000 Oregon Health, Housing & Cultural Facilities Authority,             2,000,000
                      Revenue Bonds (1995 Series A) Weekly VRDNs (Guide Dogs for
                      the Blind, Inc. Project)/(Banque Nationale de Paris LOC)
            4,950,000 Oregon Health, Housing & Cultural Facilities Authority,             4,950,000
                      Variable Rate Health Facilities Revenue Bonds (1995 Series
                      A) Weekly VRDNs (Evangelical Lutheran Good Samaritan
                      Society)/ (First Bank N.A., Minneapolis LOC)
            1,000,000 Oregon State Housing and Community Services Department,             1,000,000
                      Single Family Mortgage Program (Series 1996F), 4.00% TOBs,
                      Mandatory Tender 8/1/1997
                                               TOTAL                                      7,950,000
 PENNSYLVANIA--6.7%
            8,800,000 Allegheny County, PA IDA, PCR (Series 1992A), 3.65% TOBs            8,800,000
                      (Duquesne Light Power Co.)/ (Canadian Imperial Bank of
                      Commerce, Toronto LOC), Optional Tender 10/30/1997
            6,100,000 Allegheny County, PA IDA, Variable Rate Demand Revenue              6,100,000
                      Bonds (Series 1997A) Daily VRDNs (Longwood at Oakmont,
                      Inc.)/(Dresdner Bank AG, Frankfurt LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 PENNSYLVANIA--CONTINUED
 $          5,000,000 Allegheny County, PA Port Authority, (Series A of 1997,      $      5,000,000
                      3.85% GANs (PNC Bank, N.A. LOC), 6/30/1998
            6,250,000 Beaver County, PA IDA, PCR Refunding Bonds (1992 Series-E),         6,250,000
                      3.70% CP (Toledo Edison Co.)/ (Toronto-Dominion Bank LOC),
                      Mandatory Tender 12/4/1997
            6,300,000 Beaver County, PA IDA, PCR Refunding Bonds (Series 1990 B)          6,300,000
                      Weekly VRDNs (Duquesne Light Power Co.)/(Barclays Bank PLC,
                      London LOC)
            7,230,000 Commonwealth of Pennsylvania, 5.25% Bonds (FGIC INS),               7,262,449
                      11/15/1997
            7,690,000 Cumberland County, PA Municipal Authority, Variable Rate            7,702,436
                      Revenue Bonds (Series 1996 B), 4.25% TOBs (Dickinson
                      College)/(Mellon Bank N.A., Pittsburgh LOC), Optional
                      Tender 10/31/1997
            9,360,000 (b)Delaware County, PA IDA, Refunding Revenue Bonds (Series         9,360,000
                      1993G), 3.625% TOBs (Delaware County Resource Recovery
                      (PA))/(General Electric Capital Corp. LOC), Optional Tender
                      12/1/1997
           15,500,000 Erie County, PA Hospital Authority Weekly VRDNs (St.               15,500,000
                      Vincent Health System)/ (Mellon Bank N.A., Pittsburgh LOC)
            7,500,000 Erie County, PA, 4.25% TANs (PNC Bank, N.A. LOC),                   7,507,537
                      12/31/1997
            9,300,000 New Castle, PA Area Hospital Authority, (Series 1996)               9,300,000
                      Weekly VRDNs (Jameson Memorial Hospital)/(FSA INS)/(PNC
                      Bank, N.A. LIQ)
           19,500,000 Northeastern, PA Hospital & Education Authority, (Series           19,500,000
                      1996) Weekly VRDNs (Allhealth Pooled Financing
                      Program)/(Chase Manhattan Bank N.A., New York LOC)
            1,945,000 Pennsylvania HFA, 3.85% TOBs (First National Bank of                1,945,000
                      Chicago LIQ), Optional Tender 10/1/1997
           16,290,000 Pennsylvania HFA, PT-119A (Series 1997-56C) Weekly VRDNs           16,290,000
                      (Credit Suisse First Boston LIQ)
            9,000,000 Philadelphia Redevelopment Authority, Multifamily Revenue           9,000,000
                      Bonds (Series 1985) Weekly VRDNs (Franklin Town
                      Towers)/(Marine Midland Bank N.A., Buffalo, NY LOC)
            2,000,000 Washington County, PA Hospital Authority Weekly VRDNs               2,000,000
                      (Keystone Diversified Management Corp.)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
                                               TOTAL                                     137,817,422
 SOUTH CAROLINA--1.3%
           26,500,000 South Carolina State Public Service Authority, 3.80% CP            26,500,000
                      (Nationsbank, N.A., Charlotte LIQ), Mandatory Tender
                      9/12/1997
 TENNESSEE--2.9%
            8,000,000 Chattanooga, TN HEFA Weekly VRDNs (Mccallie                         8,000,000
                      School)/(SunTrust Bank, Atlanta LOC)
           19,700,000 Chattanooga, TN HEFA Weekly VRDNs (Sisken                          19,700,000
                      Hospital)/(Sumitomo Bank Ltd., Osaka LOC)
            3,565,000 Maury County, TN HEFA, (Series 1996E) Weekly VRDNs                  3,565,000
                      (Southern Healthcare Systems, Inc.)/ (Bank One, Texas N.A.
                      LOC)
            6,475,000 Memphis, TN Center City Revenue Finance Corp., (Series              6,475,000
                      1996A) Weekly VRDNs (South Bluffs)/ (National Bank of
                      Commerce, Memphis, TN LOC)
            2,700,000 Memphis, TN, General Improvement Refunding Bonds, (Series           2,700,000
                      1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale
                      LOC)

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 TENNESSEE--CONTINUED
 $          1,000,000 Memphis, TN, General Improvement Refunding Bonds, (Series    $      1,000,000
                      1995A) Weekly VRDNs (Westdeutsche Landesbank Girozentrale
                      LOC)
            1,800,000 Metropolitan Government Nashville & Davidson County, TN             1,800,000
                      HEFA, (Series 1996) Weekly VRDNs (Dede Wallace Center
                      Project)/(SunTrust Bank, Nashville LOC)
            4,500,000 Metropolitan Government Nashville & Davidson County, TN             4,500,000
                      HEFA, Revenue Bonds (Series 1985A), 3.65% TOBs (Vanderbilt
                      University), Optional Tender 1/15/1998
            5,900,000 Metropolitan Nashville Tennessee AA, Airport Improvement            5,900,000
                      Revenue Bonds Refunding (Series 1995) Weekly VRDNs (FGIC
                      INS)/(Credit Local de France LIQ)
            2,500,000 Montgomery Co, TN Public Building Authority, Pooled                 2,500,000
                      Financing Revenue Bonds (Series 1996) Weekly VRDNs
                      (Montgomery County Loan)/(Nationsbank, N.A., Charlotte LOC)
            3,500,000 Roane, TN IDB, (Series 1982) Monthly VRDNs (Fortafil                3,500,000
                      Fibers, Inc. Project)/ (ABN AMRO Bank N.V., Amsterdam LOC)
            1,000,000 Washington County, TN IDB, Revenue Refunding Bonds (Series          1,000,000
                      1996) Weekly VRDNs (Springbrook Properties
                      Project)/(SunTrust Bank, Nashville LOC)
                                               TOTAL                                     60,640,000
 TEXAS--9.6%
            3,660,000 Dallas, TX, (Series C), 3.95% TOBs, Optional Tender                 3,660,000
                      6/15/1998
              400,000 Grapevine, TX, IDC, SimuFlite Training International                  400,000
                      Project (Series 1993) Weekly VRDNs (Southern Air Transport,
                      Inc.)/(Bank of Montreal LOC)
            2,500,000 Gulf Coast, TX Waste Disposal Authority, Pollution Control          2,500,000
                      Revenue Refunding Bonds (Series 1995) Daily VRDNs (Exxon
                      Corp.)
           19,500,000 Harris County, TX HFDC, (Series 1994) Daily VRDNs                  19,500,000
                      (Methodist Hospital, Harris County, TX)
           56,800,000 Harris County, TX HFDC, (Series 1997A) Daily VRDNs (St.            56,800,000
                      Luke's Episcopal Hospital)/ (Morgan Guaranty Trust Co., New
                      York, Nationsbank of Texas, N.A. and Toronto-Dominion Bank
                      LIQs)
            1,720,000 North Richland Hills, TX IDC Weekly VRDNs (Tecnol,                  1,720,000
                      Inc.)/(Nationsbank, N.A., Charlotte LOC)
           40,000,000 Plano ISD, TX, Variable Rate Unlimited Tax School Building         40,006,655
                      Bonds, (Series 1997), 3.86% TOBs (Texas Permanent School
                      Fund Guarantee Program GTD)/(Union Bank of Switzerland,
                      Zurich LIQ), Mandatory Tender 2/5/1998
            8,645,000 TX Pooled Tax Exempt Trust, Certificates of Participation           8,645,000
                      (Series 1996) Weekly VRDNs (Bank One, Texas N.A. LOC)
           13,800,000 Texas State Public Finance Authority, (Series 1993A), 3.70%        13,800,000
                      CP (Texas State), Mandatory Tender 8/11/1997
           50,250,000 Texas State, 4.75% TRANs, 8/29/1997                                50,280,468
                                               TOTAL                                     197,312,123

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 UTAH--1.0%
 $         10,200,000 Intermountain Power Agency, UT, Variable Rate Power Supply   $     10,200,000
                      Bonds (1985 Series F), 3.50% TOBs (Swiss Bank Corp. New
                      York LOC), Optional Tender 9/15/1997
           10,000,000 Utah State, (Series 1997A), 3.80% CP (Toronto-Dominion Bank        10,000,000
                      LIQ), Mandatory Tender 10/16/1997
                                               TOTAL                                     20,200,000
 VERMONT--0.0%
            1,000,000 Vermont Educational and Health Buildings Financing Agency,          1,000,000
                      (Series 1995A) Weekly VRDNs (Key Bank of New York LOC)
 VIRGINIA--0.8%
            6,600,000 Roanoke, VA IDA, Series B Weekly VRDNs (Carillion Health            6,600,000
                      System)/ (Morgan Guaranty Trust Co., New York LIQ)
            9,600,000 York County, VA IDA, (Series 1985), 3.95% CP (Virginia              9,600,000
                      Electric Power Co.), Mandatory Tender 10/9/1997
                                               TOTAL                                     16,200,000
 WASHINGTON--0.1%
            2,200,000 Port of Seattle, WA, IDR Bonds (Series 1985) Weekly VRDNs           2,200,000
                      (Douglas Management Company Project)/(Mellon Bank N.A.,
                      Pittsburgh LOC)
 WEST VIRGINIA--0.9%
           15,430,000 Cabell County Commission, WV, Life Care Facilities                 15,430,000
                      Multi-Option Revenue Bonds (Series 1995) Weekly VRDNs
                      (Foster Foundation)/(Huntington National Bank, Columbus, OH
                      LOC)
            3,000,000 Marshall County, WV, PCR (Series 1992) Weekly VRDNs (PPG            3,000,000
                      Industries, Inc.)
                                               TOTAL                                     18,430,000
 WISCONSIN--1.9%
            3,250,000 Hancock, WI, Industrial Development Revenue Refunding Bonds         3,250,000
                      (Series 1996) Weekly VRDNs (Ore-Ida Foods, Inc.)/(Heinz
                      (H.J.) Co. GTD)
           15,000,000 Wisconsin Health and Educational Facilities Authority              15,000,000
                      Weekly VRDNs (St. Luke's Medical Center)/(First National
                      Bank of Chicago LOC)
           21,590,000 Wisconsin Health and Educational Facilities Authority,             21,590,000
                      MERLOTS-(Series 1997B) Weekly VRDNs (Sinai Samaritan
                      Medical Center, Inc.)/(Corestates Bank N.A., Philadelphia,
                      PA LIQ)
                                               TOTAL                                     39,840,000
 WYOMING--0.2%
            2,400,000 Douglas, WY, IDR Bonds, 3.90% TOBs (Safeway,
                      Inc.)/(Bankers 2,400,000 Trust Co., New York LOC),
                      Mandatory Tender 12/1/1997
            1,125,000 Natrona County, WY, Hospital Revenue, 5.525% TOBs (Grainger         1,125,000
                      (W.W.), Inc.), Optional Tender 12/1/1997
                                               TOTAL                                      3,525,000

TAX-FREE OBLIGATIONS FUND

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)SHORT-TERM MUNICIPALS--CONTINUED
 NO STATE--1.2%
 $         19,081,010 Equity Trust II, (1996 Series) Weekly VRDNs (Republic        $     19,081,010
                      National Bank of New York LOC)
            5,295,930 LaSalle National Bank Leasetops Trust, Series 1995A                 5,295,930
                      Leasetops Certificates Weekly VRDNs (Lasalle National Bank,
                      Chicago LIQ)/(Lasalle National Bank, Chicago LOC)
                                               TOTAL                                     24,376,940
                                               TOTAL INVESTMENTS (AT AMORTIZED       $ 2,053,927,275
                                               COST)(C)

(a) The Fund may only invest in securities rated in one of the two highest short-term rating categories by nationally recognized statistical rating organizations ("NRSROs") or unrated securities of comparable quality. An NRSRO's two highest rating categories are determined without regard for sub-categories and gradations. For example, securities rated SP-1+, SP-1 or SP-2 by Standard & Poor's Corporation, MIG-1, or MIG-2 by Moody's Investors Service, Inc., F-1+, F-1, and F-2 by Fitch Investors Service, Inc. are all considered rated in one of the two highest short-term rating categories.

Securities rated in the highest short-term rating category (and unrated securities of comparable quality) are identified as First Tier securities. Securities rated in the second highest short-term rating category (and unrated securities of comparable quality) are identified as Second Tier securities. The Fund follows applicable regulations in determining whether a security is rated and whether a security rated by multiple NRSROs in different rating categories should be identified as a First or Second Tier security.

At July 31 1997, the portfolio securities were rated as follows:

Tier Rating Percent Based on Total Market Value (Unaudited)

 FIRST TIER   SECOND TIER
   100.00%       0.00%
(b) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to $9,360,000 which represents 0.5% of net assets.

(c) Cost for federal tax purposes $2,054,030,605.

Note: The categories of investments are shown as a percentage of net assets ($2,062,163,006) at July 31, 1997.

The following acronyms are used throughout this portfolio:

ACES --Adjustable Convertible Extendable Securities AMBAC --American Municipal Bond Assurance Corporation BANs --Bond Anticipation Notes CDA --Community Development Administration CP --Commercial Paper CSD --Central School District EDC --Economic Development Commission EDR --Economic Development Revenue FGIC --Financial Guaranty Insurance Company FHA --Federal Housing Administration FSA --Financial Security Assurance GANs --Grant Anticipation Notes GO --General Obligation GTD --Guaranty HEFA --Health and Education Facilities Authority HFA --Housing Finance Authority HFDC --Health Facility Development Corporation IDA --Industrial Development Authority IDB --Industrial Development Bond IDC --Industrial Development Corporation IDR --Industrial Development Revenue IFA --Industrial Finance Authority INS --Insured INV --Investment Agreement ISD --Independent School District LIQ --Liquidity Agreement LOCs --Letter(s) of Credit MBIA --Municipal Bond Investors Assurance PCR --Pollution Control Revenue PC --Participation Certificate PFA --Public Facility Authority PLC --Public Limited Company SA --Support Agreement TANs --Tax Anticipation Notes TOBs --Tender Option Bonds TRANs --Tax and Revenue Anticipation Notes UT --Unlimited Tax VRDNs --Variable Rate Demand Notes

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES
TAX-FREE OBLIGATIONS FUND

JULY 31, 1997


 ASSETS:
 Total investments in securities, at amortized cost and value (tax                  $ 2,053,927,275
 cost $2,054,030,605)
 Cash                                                                                       159,042
 Income receivable                                                                       14,083,995
 Receivable for shares sold                                                                 125,718
   Total assets                                                                       2,068,296,030
 LIABILITIES:
 Payable for shares redeemed                                           $   411,552
 Income distribution payable                                             5,482,724
 Accrued expenses                                                          238,748
   Total liabilities                                                                      6,133,024
 Net Assets for 2,062,261,061 shares outstanding                                    $ 2,062,163,006
 NET ASSETS CONSIST OF:
 Paid in capital                                                                    $ 2,062,261,061
 Accumulated net realized loss on investments                                             (122,570)
 Undistributed net investment income                                                         24,515
   Total Net Assets                                                                 $ 2,062,163,006
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $1,474,180,243 / 1,474,256,160 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $587,982,763 / 588,004,901 shares outstanding                                                $1.00


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS
TAX-FREE OBLIGATIONS FUND

YEAR ENDED JULY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                              $ 77,902,801
 EXPENSES:
 Investment advisory fee                                                $   4,284,365
 Administrative personnel and services fee                                  1,617,952
 Custodian fees                                                               134,730
 Transfer and dividend disbursing agent fees and                               73,813
 expenses
 Directors'/Trustees' fees                                                     18,794
 Auditing fees                                                                 14,499
 Legal fees                                                                    15,608
 Portfolio accounting fees                                                    205,080
 Shareholder services fee--Institutional Shares                             4,151,037
 Shareholder services fee--Institutional Service                            1,204,420
 Shares
 Share registration costs                                                      57,927
 Printing and postage                                                          24,146
 Insurance premiums                                                            18,415
 Taxes                                                                          3,863
 Miscellaneous                                                                 26,305
   Total expenses                                                          11,850,954
 Waivers--
   Waiver of investment advisory fee                    $ (2,116,877)
   Waiver of shareholder services fee--Institutional      (4,151,037)
 Shares
   Total waivers                                                          (6,267,914)
     Net expenses                                                                         5,583,040
       Net investment income                                                             72,319,761
 Net realized loss on investments                                                           (9,927)
   Change in net assets resulting from operations                                      $ 72,309,834


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS
TAX-FREE OBLIGATIONS FUND

                                                                      YEAR ENDED JULY 31,
                                                                   1997                1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                       $       72,319,761  $       62,658,478
 Net realized gain (loss) on investments ($107,581 net                  (9,927)            (66,893)
 loss and $36,269 net loss, respectively, as computed for
 federal income tax puposes)
   Change in net assets resulting from operations                    72,309,834          62,591,585
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                            (56,940,629)        (51,152,839)
   Institutional Service Shares                                    (15,379,132)        (11,505,639)
     Change in net assets resulting from distributions to          (72,319,761)        (62,658,478)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                    12,978,635,504      12,426,624,832
 Net asset value of shares issued to shareholders in                  9,465,909           4,751,851
 payment of distributions declared
 Cost of shares redeemed                                       (12,847,315,602)    (12,057,396,164)
   Change in net assets resulting from share transactions           140,785,811         373,980,519
     Change in net assets                                           140,775,884         373,913,626
 NET ASSETS:
 Beginning of period                                              1,921,387,122       1,547,473,496
 End of period (including undistributed net investment       $    2,062,163,006  $    1,921,387,122
 income of $24,515 and $0, respectively)

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS
TAX-FREE OBLIGATIONS FUND

JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Tax-Free Obligations Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with the stability of principal.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend
date.     Income and captial gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing book/tax treatments of partnerships. The following reclassifications have been made to the financial statements.

        INCREASE(DECREASE)
   UNDISTRIBUTED    ACCUMULATED
   NET INVESTMENT   NET REALIZED
       INCOME          LOSS
      $24,515       $(24,515)
Net investment income, net realized gains/losses, and net assets were not affected by this reclassification.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are
necessary.     At July 31, 1997, the Fund, for federal tax purposes, had a capital loss carryforward of $163,650, which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

 EXPIRATION YEAR       EXPIRATION AMOUNT
      2001                 $     580
      2002                    19,220
      2004                    36,269
      2005                   107,581
Additionally, net capital losses of $16,488 attributable to security transactions incurred after October 31, 1996 are treated as arising on the first day of the Fund's next taxable year.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon restoration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration upon exercise or a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Board of Directors. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with
Rule 2a-7 under the Investment Company Act of 1940.     Additional information
on the restricted security held at July 31, 1997 is as follows:

 SECURITY                             ACQUISITION DATE   ACQUISITION COST
 Delaware County, PA (Series 1993G)       12/2/1996         $9,360,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $2,062,261,061.

Transactions in shares were as follows:

                                                                          YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                    1997             1996
 Shares sold                                                        11,143,842,232   10,558,231,210
 Shares issued to shareholders in payment of distributions               7,389,962        3,176,723
 declared
 Shares redeemed                                                  (11,192,024,289) (10,341,838,613)
   Net change resulting from Institutional Share                      (40,792,095)      219,569,320
   transactions




                                                                          YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                            1997             1996
 Shares sold                                                         1,834,793,272    1,868,393,620
 Shares issued to shareholders in payment of distributions               2,075,947        1,575,129
 declared
 Shares redeemed                                                   (1,655,291,313)  (1,715,557,550)
   Net change resulting from Institutional Service Share               181,577,906      154,411,199
   transactions
     Net change resulting from share transactions                      140,785,811      373,980,519


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

INTERFUND TRANSACTIONS

During the period ended July 31, 1997, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees, and/or common Officers. These purchase and sale transactions were made at current market value pursuant to Rule 17a-7 under the Act amounting to $3,767,305,926 and $3,859,725,000,
respectively.      GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST (Tax-Free Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Tax-Free Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997

[Graphic]
Federated Investors
Tax-Free Obligations Fund

Institutional Service Shares
PROSPECTUS
SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

TAX-FREE OBLIGATIONS FUND INSTITUTIONAL SERVICE SHARES Federated Investors Tower Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributors
Cusip 60934N880
9110207A-SS (9/97)

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TAX-FREE OBLIGATIONS FUND

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectus(es) of Tax-Free Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling
1-800-341-7400.      FEDERATED INVESTORS TOWER PITTSBURGH, PA 15222-3779
Statement dated September 30, 1997      Federated Investors Federated Securities
Corp., Distributor


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Cusip 60934N401
Cusip 60934N880
9110207B (9/97)

TABLE OF CONTENTS

INVESTMENT POLICIES 1 Acceptable Investments 1 Participation Interests 1 Municipal Leases 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 2 Restricted and Illiquid Securities 2 Credit Enhancement 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Issuing Senior Securities and Borrowing Money 2 Pledging Assets 2 Lending Cash or Securities 3 Investment in Commodities 3 Investing in Real Estate 3 Underwriting 3 Concentration of Investments 3 Diversification of Investments 3 Investing in Restricted Securities 3 Investing in Illiquid Securities 3 Investing in Securities of Other Investment Companies 3 Investing for Control 4 Investing in Options 4 Regulatory Compliance 4 MONEY MARKET OBLIGATIONS TRUST MANAGEMENT 5 Share Ownership 8 Trustee Compensation 9 Trustee Liability 9 INVESTMENT ADVISORY SERVICES 10 Investment Adviser 10 Advisory Fees 10 BROKERAGE TRANSACTIONS 10 OTHER SERVICES 10 Fund Administration 10 Custodian and Portfolio Accountant 10 Transfer Agent 11 Independent Auditors 11 Shareholder Services 11 DETERMINING NET ASSET VALUE 11 REDEMPTION IN KIND 11 MASSACHUSETTS PARTNERSHIP LAW 12 THE FUND'S TAX STATUS 12 PERFORMANCE INFORMATION 12 YIELD 12 Effective Yield 12 Tax-Equivalent Yield 12 Tax-Equivalency Table 13 Total Return 13 PERFORMANCE COMPARISONS 14 Economic and Market Information 14 ABOUT FEDERATED INVESTORS 14 Mutual Fund Market 15 Institutional Clients 15 Bank Marketing 15 Broker/Dealers and Bank Broker/Dealer Subsidiaries 15 APPENDIX 16

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

PARTICIPATION INTERESTS

The financial institutions from which the Fund purchases participation interests frequently provide or secure from another financial institution irrevocable letters of credit or guarantees and give the Fund the right to demand payment of the principal amounts of the participation interests plus accrued interest on short notice (usually within seven days). The municipal securities subject to the participation interests are not limited to the Fund's maximum maturity requirements so long as the participation interests include the right to demand payment from the issuers of those interests. By purchasing these participation interests, the Fund is buying a security meeting the maturity and quality requirements of the Fund and also is receiving the tax-free benefits of the underlying securities.

MUNICIPAL LEASES

The Fund may purchase municipal securities in the form of participation interests that represent an undivided proportional interest in lease payments by a governmental or nonprofit entity. The lease payments and other rights under the lease provide for and secure payments on the certificates. Lease obligations may be limited by municipal charter or the nature of the appropriation for the lease. Furthermore, a lease may provide that the participants cannot accelerate lease obligations upon default. The participants would only be able to enforce lease payments as they became due. In the event of a default or failure of appropriation, unless the participation interests are credit enhanced, it is unlikely that the participants would be able to obtain an acceptable substitute source of payment.

In determining the liquidity of municipal lease securities, the investment adviser, under the authority delegated by the Trustees, will base its determination on the following factors: whether the lease can be terminated by the lessee; the potential recovery, if any, from a sale of the leased property upon termination of the lease; the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of non-appropriation"); and any credit enhancement or legal recourse provided upon an event of non-appropriation or other termination of the lease.

RATINGS

The securities in which the Fund invests must be rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or be of comparable quality to securities having such ratings. An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated SP-1+ or SP-1 by Standard & Poor's Ratings Group ("S&P"), MIG-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1+ or F-1 by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.
    RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper is normally resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject
to the investment limitation applicable to illiquid securities.      CREDIT
ENHANCEMENT

The Fund typically evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes, unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer.

The Fund may have more than 25% of its total assets invested in securities credit enhanced by banks.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the fund at the time of the pledge.
LENDING CASH OR SECURITIES     The Fund will not lend any of its assets. This
shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities or engaging in other transactions where permitted by its investment objective, policies, and
limitations or the Declaration of Trust.      INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase securities if, as a result of such purchase, 25% or more of the value of its total assets would be invested in any one industry, or in industrial development bonds or other securities, the interest upon which is paid from revenues of similar types of projects. The Fund may invest, as temporary investments, 25% or more of the value of its total assets in cash or cash items, securities issued or guaranteed by the U.S. Government its agencies or instrumentalities or instruments secured by these money market instruments, such as repurchase agreements. The Fund does not intend to purchase securities that would increase the percentage of its assets invested in the securities of governmental subdivisions located in any one state, territory, or U.S. possession to 25% or more. However, the Fund may invest 25% or more of the value of its assets in tax-exempt project notes guaranteed by the U.S. government, regardless of the location of the issuing municipality. If the value of the Fund's assets invested in securities of a governmental subdivision changes because of changing values, the Fund will not be required to make any reduction in its holdings.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.
Under this limitation, each governmental subdivision, including states and the District of Columbia, territories, possessions of the United States, or their political subdivisions, agencies, authorities, instrumentalities, or similar entities, will be considered a separate issuer if its assets and revenues are separate from those of the governmental body creating it and the security is backed only by its own assets and revenues. Industrial development bonds backed only by the assets and revenues of a nongovernmental user are considered to be issued solely by that user.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest more than 10% of its total assets in securities subject to restrictions on resale under federal securities law, except for restricted securities determined to be liquid under criteria established by the Trustees.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities including certain restricted securities not determined to be liquid under criteria established by the Trustees and non-negotiable time deposits.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
     The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the
Board.     As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.
SHARE OWNERSHIP     Officers and Trustees as a group own less than 1% of the
Fund.

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Maril and Company, Milwaukee, WI, owned approximately 92,868,884 shares (5.64%); The Chase Manhattan Bank N.A., New York, NY, owned approximately 107,858,888 shares (6.55%); Fleet Securities Corp., Rochester, NY, owned approximately 163,023,454 shares (9.89%); Wachovia Bank of North Carolina, Winston-Salem, NC, owned approximately 146,145,095 shares (8.87%); VAR and Company, Saint Paul, MN, owned approximately 255,171,869 shares (15.48%).

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: HAMAC, Richmond, VA, owned approximately 33,263,989 shares (5.25%); Naidot and Company, Woodbridge, NJ, owned approximately 114,719,800 shares (18.10%); F M Company, Zeeland, MI, owned approximately 32,877,875 shares (5.19%); Morand and Company, Chicago, IL, owned approximately 42,758,124 shares (6.74%).

TRUSTEE COMPENSATION

                            AGGREGATE
NAME,                       COMPENSATION
POSITION WITH                   FROM              TOTAL COMPENSATION PAID
TRUST                         TRUST*#                FROM FUND COMPLEX+
John F. Donahue                  $0             $0 for the Trust and
Chairman and                                    56 other investment
Trustee                                         companies in the Fund Complex
Thomas G. Bigley           $16,489              $108,725 for the Trust and
                                                56 other investment
Trustee                                         companies in the Fund Complex
John T. Conroy,Jr.         $18,139              $119,615 for the Trust and
                                                56 other investment
Trustee                                         companies in the Fund Complex
William J.
Copeland                   $18,139              $119,615 for the Trust and
                                                56 other investment
Trustee                                         companies in the Fund Complex
J. Christopher
Donahue                         $0              $0 for the Trust and
President and                                   18 other investment
Trustee                                         companies in the Fund
                                                Complex
James E. Dowd              $18,139              $119,615 for the Trust and
                                                56 other investment
Trustee                                         companies in the Fund Complex
Lawrence D. Ellis,
M.D.                       $16,489              $108,725 for the Trust and
Trustee                                         56 other investment
                          companies in the Fund Complex
Edward L.
Flaherty, Jr.              $18,139              $119,615 for the Trust and
Trustee                                         56 other investment
                          companies in the Fund Complex
Peter E. Madden    $16,489                      $108,725 for the Trust and
Trustee                                         56 other investment
                          companies in the Fund Complex
Gregor F. Meyer    $16,489                      $108,725 for the Trust and
Trustee                                         56 other investment
                          companies in the Fund Complex
John E. Murray,
Jr.,               $16,489                      $108,725 for the Trust and
Trustee                                         56 other investment
                          companies in the Fund Complex
Wesley W. Posvar   $16,489                      $108,725 for the Trust and
Trustee                                         56 other investment
                          companies in the Fund Complex
Marjorie P. Smuts  $16,489                      $108,725 for the Trust and
Trustee                                         56 other investment
                          companies in the Fund Complex

* Information is furnished for the fiscal year ended July 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of six portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1997, 1996, and 1995, the adviser earned $4,284,365, $3,668,956, and $2,318,805, respectively, of which $2,116,877, $2,000,281, and $1,581,210, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1997, 1996, and 1995, the Fund paid no brokerage
commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1997, 1996, and 1995, the Administrators earned $1,617,952, $1,387,430, and $877,668, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended July 31, 1997, the Fund earned shareholder service fees on behalf of Institutional Shares and Institutional Service Shares in the amounts of $4,151,037 and $1,204,420, respectively, $0 and $1,204,420 of which, respectively, was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     For the seven-day period ended July 31, 1997, the yield for
Institutional Shares and Institutional Service Shares was 3.51%, and 3.26%,
respectively.      EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th
power; and subtracting 1 from the result.     For the seven-day period ended
July 31, 1997, the effective yield for Institutional Shares and Institutional
Service Shares was 3.57%, and 3.32%, respectively.      TAX-EQUIVALENT YIELD

The tax-equivalent yield of the Fund is calculated similarly to the yield but is adjusted to reflect the taxable yield that the Fund would have had to earn to equal its actual yield, assuming 28% tax rate (the maximum effective federal
rate for individuals) and assuming that the income is 100% tax exempt.     For
the seven-day period ended July 31, 1997, the tax-equivalent yield for Institutional Shares and Institutional Service Shares was 4.96%, and 4.26%,
respectively.      TAX-EQUIVALENCY TABLE

A tax-equivalency table may be used in advertising and sales literature. The interest earned by the municipal securities in the Fund's portfolio generally remains free from federal regular income tax,* and is often free from state and local taxes as well. As the table below indicates, a "tax-free" investment can be an attractive choice for investors, particularly in times of narrow spreads between tax-free and taxable yields.

TAXABLE YIELD EQUIVALENT FOR 1997
MULTISTATE MUNICIPAL FUNDS

FEDERAL
INCOME
TAX              15.00%   28.00%     31.00%   36.00%     39.60%
BRACKET:
JOINT               $1-    $41,201-  $99,601-  $151,751-   OVER
RETURN            41,200    99,600    151,750   271,050  $271,050
SINGLE              $1-    $24,651-  $59,751-  $124,651-   OVER
RETURN            24,650    59,750    124,650   271,050  $271,050

TAX-EXEMPT
YIELD            TAXABLE YIELD EQUIVALENT


                     1.00%      1.18%    1.39%     1.45%    1.56%      1.66%
                     1.50%      1.76%    2.08%     2.17%    2.34%      2.48%
                     2.00%      2.35%    2.78%     2.90%    3.13%      3.31%
                     2.50%      2.94%    3.47%     3.62%    3.91%      4.14%
                     3.00%      3.53%    4.17%     4.35%    4.69%      4.97%
                     3.50%      4.12%    4.86%     5.07%    5.47%      5.79%
                     4.00%      4.71%    5.56%     5.80%    6.25%      6.62%
                     4.50%      5.29%    6.25%     6.52%    7.03%      7.45%
                     5.00%      5.88%    6.94%     7.25%    7.81%      8.28%
                     5.50%      6.47%    7.64%     7.97%    8.59%      9.11%
                     6.00%      7.06%    8.33%     8.70%    9.38%      9.93%
                     6.50%      7.65%    9.03%     9.42%   10.16%     10.76%
                     7.00%      8.24%    9.72%    10.14%   10.94%     11.59%
                     7.50%      8.82%   10.42%    10.87%   11.72%     12.42%
                     8.00%      9.41%   11.11%    11.59%   12.50%     13.25%



Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

The chart above is for illustrative purposes only. It is not an indicator of past or future performance of Fund shares.

* Some portion of the Fund's income may be subject to the federal alternative minimum tax and state and local income taxes.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     The Fund's average
annual total returns for the one-year and five-year periods, and for the period from December 12, 1989, (start of performance) to July 31, 1997, were 3.49%, 3.13%, and 3.70%, respectively for Institutional Shares.

The Fund's average annual total returns for the one-year period and for the period from July 5, 1994, (date of initial public offering) to July 31, 1997, were 3.24% and 3.28%, respectively, for Institutional Service Shares.

PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:



   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   * Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors
gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute

APPENDIX

STANDARD & POOR'S RATINGS GROUP SHORT-TERM MUNICIPAL OBLIGATION RATINGS

A-- Standard & Poor's Ratings Group (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1-- Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2-- Satisfactory capacity to pay principal and interest.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-l+, AA/A-I+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

COMMERCIAL PAPER (CP) RATINGS

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1-- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2-- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

LONG-TERM DEBT RATINGS

AAA-- Debt rated "AAA" has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA-- Debt rate "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

A-- Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

MOODY'S INVESTORS SERVICE, INC., SHORT-TERM MUNICIPAL OBLIGATIONS RATINGS

Moody's Investor Service, Inc. (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG) (see below). The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1-- This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2-- This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

VARIABLE RATE DEMAND NOTES (VRDNS) AND TENDER OPTION BONDS (TOBS) RATINGS

Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

COMMERCIAL PAPER (CP) RATINGS

P-1-- Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2-- Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

LONG-TERM DEBT RATINGS

Aaa-- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa-- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A-- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which
suggest a susceptibility to impairment sometime in the future.     NR--
Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities
rated A-1 or P-1.      NR(1)-- The underlying issuer/obligor/guarantor has other
outstanding debt rated "AAA" by S&P or "Aaa" by Moody's.

NR(2)-- The underlying issuer/obligor/guarantor has other outstanding debt rated "AA" by S&P or "Aa" by Moody's.

NR(3)-- The underlying issuer/obligor/guarantor has other outstanding debt rated "A" by S&P or Moody's.

FITCH INVESTORS SERVICE, INC. SHORT-TERM DEBT RATING DEFINITIONS

F-1+-- Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1-- Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated
F-1+.      F-2-- Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


Treasury Obligations Fund

(A Portfolio of Money Market Obligations Trust)
Institutional Shares

PROSPECTUS

The Institutional Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. Treasury securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997


                             TABLE OF CONTENTS

Summary of Fund Expenses                                  1
Financial Highlights --Institutional Shares               2
General Information                                       3
Investment Information                                    3
Investment Objective                                      3
Investment Policies                                       3
Investment Limitations                                    4
Fund Information                                          4
Management of the Fund                                    4
Distribution of Institutional Shares                      4
Administration of the Fund                                5
Net Asset Value                                           5
How to Purchase Shares                                    5
Purchasing Shares by Wire                                 5
Purchasing Shares by Check                                6
Investing-by-Phone                                        6
How to Redeem Shares                                      6
Redeeming Shares by Telephone                             6
Redeeming Shares by Mail                                  6
Account and Share Information                             7
Dividends                                                 7
Capital Gains                                             7
Confirmations and Account Statements                      7
Accounts with Low Balances                                7
Voting Rights                                             7
Tax Information                                           7
Federal Income Tax                                        7
State and Local Taxes                                     7
Other Classes of Shares                                   7
Performance Information                                   8
Financial Highlights --Institutional Service Shares       9
Financial Highlights --Institutional Capital Shares      10
Financial Statements                                     11
Report of Independent Public Accountants                 19



                               SUMMARY OF FUND EXPENSES

                                              INSTITUTIONAL SHARES
                                         SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                         None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None



                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.10%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.10%
  Shareholder Services Fee (after waiver)(2)                                          0.00%
 Total Operating Expenses(3)                                                                  0.20%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.55% absent the voluntary waiver of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information." and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year        $ 2
3 Years       $ 6
5 Years       $11
10 Years      $26

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


                       FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.

                                                                      YEAR ENDED
                                                                       JULY 31,
                                1997        1996          1995         1994         1993        1992         1991      1990(A)
 NET ASSET VALUE,               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income            0.05         0.05         0.05         0.03         0.03         0.05         0.07       0.04
 LESS DISTRIBUTIONS
 Distributions from net          (0.05)       (0.05)       (0.05)       (0.03)       (0.03)       (0.05)       (0.07)     (0.04)
 investment income
 NET ASSET VALUE, END OF        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
 PERIOD
 TOTAL RETURN(B)                  5.36%        5.53%        5.50%        3.35%        3.15%        4.61%        7.11%      5.09%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                         0.20%        0.20%        0.20%        0.20%        0.20%        0.20%        0.20%      0.20%*
 Net investment income            5.24%        5.37%        5.42%        3.29%        3.11%        4.49%        6.65%      8.16%*
 Expense                          0.35%        0.36%        0.36%        0.10%        0.07%        0.08%        0.09%      0.15%*
 waiver/reimbursement(c)
 SUPPLEMENTAL DATA
 Net assets, end of         $4,814,583   $4,649,870   $3,441,068   $2,582,975   $2,532,482   $2,432,037   $1,678,880   $576,048
 period (000 omitted)

(a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term U.S. Treasury securities. A minimum
initial investment of $1,000,000 over a one-year period is required.      The
Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. Treasury securities, which are fully guaranteed as to principal and interest by the United States.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.      The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.
                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500
financial institutions nationwide.      Both the Trust and the adviser have
adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its
affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM            AVERAGE AGGREGATE
   FEE              DAILY NET ASSETS
 0.150%           on the first $250 million
 0.125%           on the next $250 million
 0.100%           on the next $250 million
 0.075%      on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time), Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Treasury Obligations Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Treasury Obligations Fund--Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin
earning dividends the next day.      INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.      Telephone instructions
may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the
Fund.      Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Shareholders are urged to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.

                          OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares and Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Institutional Capital Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of
shares.      Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect
of this assumed reinvestment.     Total return represents the change, over a
specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change
by the initial investment and is expressed as a percentage.      From time to
time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.

                                                                      YEAR ENDED JULY 31,
                                                  1997        1996        1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00       $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.05         0.05      0.05     0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.05)       (0.05)    (0.05)   (0.003)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00       $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                    5.10%        5.26%     5.23%    0.29%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%        0.45%     0.45%    0.39%*
  Net investment income                             5.03%        5.12%     5.53%    4.26%*
  Expense waiver/reimbursement(c)                   0.10%        0.11%     0.11%    0.10%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $3,054,110   $1,516,839  $543,855   $8,887

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994, (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

             FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.

                                                                                          YEAR ENDED
                                                                                         JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                                        0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income                                                    (0.02)
 NET ASSET VALUE, END OF PERIOD                                                              $ 1.00
 TOTAL RETURN(B)                                                                               1.58%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                                                     0.30%*
  Net investment income                                                                        5.42%*
  Expense waiver/reimbursement(c)                                                              0.25%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                                                   $42,505

* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

                          PORTFOLIO OF INVESTMENTS

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997

   PRINCIPAL
     AMOUNT                                                                  VALUE
 SHORT-TERM U.S. TREASURY OBLIGATIONS--16.6%
 $  141,000,000 (a)U.S. Treasury Bills--1.7%
                5.60%-5.96%, 2/5/1998-6/25/1998                        $    135,848,080
  1,176,000,000 U.S. Treasury Notes--14.9%
                5.000% - 7.875%, 10/31/1997-5/31/1998                     1,180,329,647
                 TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS               1,316,177,727
 (B)REPURCHASE AGREEMENTS--83.4%
    330,000,000 BT Securities Corporation, 5.790%, dated 7/31/1997,         330,000,000
                due 8/1/1997
    325,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.790%, dated                325,000,000
                7/31/1997, due 8/1/1997
    316,000,000 Barclays de Zoete Wedd Securities, Inc., 5.790%, dated      316,000,000
                7/31/1997, due 8/1/1997
    377,000,000 Bear, Stearns and Co., 5.770%, dated 7/31/1997, due         377,000,000
                8/1/1997
    250,000,000 CIBC Wood Gundy Securities Corp., 5.770%, dated             250,000,000
                7/31/1997, due 8/1/1997
    100,000,000 CIBC Wood Gundy Securities Corp., 5.790%, dated             100,000,000
                7/31/1997, due 8/1/1997
    375,000,000 Credit Suisse First Boston, 5.790%, dated 7/31/1997,        375,000,000
                due 8/1/1997
     50,000,000 Dean Witter Reynolds, Inc., 5.790%, dated 7/31/1997,         50,000,000
                due 8/1/1997
     65,000,000 Deutsche Bank Government Securities, Inc., 5.790%,           65,000,000
                dated 7/31/1997, due 8/1/1997
    610,000,000 Donaldson, Lufkin and Jenrette Securities Corp.,            610,000,000
                5.770%, dated 7/31/1997, due 8/1/1997
    265,000,000 First Chicago Capital Markets, Inc., 5.800%, dated          265,000,000
                7/31/1997, due 8/1/1997
    150,000,000 Goldman Sachs Group, LP, 5.950%, dated 7/31/1997, due       150,000,000
                8/1/1997
    320,000,000 Greenwich Capital Markets, Inc., 5.790%, dated              320,000,000
                7/31/1997, due 8/1/1997
    250,000,000 Harris Government Securities, Inc., 5.770%, dated           250,000,000
                7/31/1997, due 8/1/1997
    380,000,000 Harris Government Securities, Inc., 5.780%, dated           380,000,000
                7/31/1997, due 8/1/1997
    375,000,000 Sanwa-BGK Securities Co., LP, 5.770%, dated 7/31/1997,      375,000,000
                due 8/1/1997
    375,000,000 Societe Generale, New York, 5.770%, dated 7/31/1997,        375,000,000
                due 8/1/1997
     40,000,000 State Street Bank and Trust Co., 5.770%, dated               40,000,000
                7/31/1997, due 8/1/1997
    395,000,000 Swiss Bank Capital Markets, 5.770%, dated 7/31/1997,        395,000,000
                due 8/1/1997
    105,500,000 Swiss Bank Capital Markets, 5.780%, dated 7/31/1997,        105,500,000
                due 8/1/1997
    530,000,000 UBS Securities, Inc., 5.770%, dated 7/31/1997, due          530,000,000
                8/1/1997



TREASURY OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                  VALUE
 (B)REPURCHASE AGREEMENTS--CONTINUED
 $  315,000,000 UBS Securities, Inc., 5.800%, dated 7/31/1997, due     $    315,000,000
                8/1/1997
     50,000,000 UBS Securities, Inc., 6.250%, dated 7/31/1997, due           50,000,000
                8/1/1997
    250,000,000 Westdeutsche Landesbank Girozentrale, 5.800%, dated         250,000,000
                7/31/1997, due 8/1/1997
                 TOTAL REPURCHASE AGREEMENTS                              6,598,500,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(C)              $  7,914,677,727

(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,911,198,833) at July 31, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership


(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997



 ASSETS:
 Investments in repurchase agreements                             $  6,598,500,000
 Investments in securities                                           1,316,177,727
 Total investments in securities, at amortized cost and value                        $7,914,677,727
 Cash                                                                                       828,499
 Income receivable                                                                       23,896,310
 Receivable for shares sold                                                                 696,198
   Total assets                                                                       7,940,098,734
 LIABILITIES:
 Payable for shares redeemed                                               509,713
 Income distribution payable                                            27,128,652
 Accrued expenses                                                        1,261,536
   Total liabilities                                                                     28,899,901
 NET ASSETS for 7,911,198,833 shares outstanding                                     $7,911,198,833
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $4,814,583,335 / 4,814,583,335 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $3,054,110,180 / 3,054,110,180 shares outstanding                                            $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $42,505,318 / 42,505,318 shares outstanding                                                  $1.00


(See Notes which are an integral part of the Financial Statements)


                          STATEMENT OF OPERATIONS

                          TREASURY OBLIGATIONS FUND
                          YEAR ENDED JULY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                $378,993,945
 EXPENSES:
 Investment advisory fee                                                $   13,886,919
 Administrative personnel and services fee                                   5,244,250
 Custodian fees                                                                405,543
 Transfer and dividend disbursing agent fees and expenses                      112,425
 Directors'/Trustees' fees                                                      62,567
 Auditing fees                                                                  13,938
 Legal fees                                                                     20,294
 Portfolio accounting fees                                                     526,748
 Shareholder services fee--Institutional Shares                             12,135,054
 Shareholder services fee--Institutional Service Shares                      5,214,861
 Shareholder services fee--Institutional Capital Shares                          8,734
 Share registration costs                                                      611,689
 Printing and postage                                                           24,206
 Insurance premiums                                                             51,435
 Taxes                                                                          79,791
 Miscellaneous                                                                  31,734
     Total expenses                                                         38,430,187
 Waivers --
     Waiver of investment advisory fee                    $ (6,879,101)
     Waiver of shareholder services fee--Institutional     (12,135,054)
     Shares
     Waiver of shareholder services fee--Institutional          (5,240)
     Capital Shares
         Total waivers                                                     (19,019,395)
                  Net expenses                                                            19,410,792
                   Net investment income                                                 $359,583,153


(See Notes which are an integral part of the Financial Statements)


                     STATEMENT OF CHANGES IN NET ASSETS

                         TREASURY OBLIGATIONS FUND

                                                                         YEAR ENDED JULY 31,
                                                                     1997                   1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                      $      359,583,153       $      300,534,344
  Change in net assets resulting from operations                   359,583,153              300,534,344
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                            (254,552,990)            (240,569,688)
  Institutional Service Shares                                    (104,840,770)             (59,964,656)
  Institutional Capital Shares                                        (189,393)                 --
   Change in net assets resulting from distributions              (359,583,153)            (300,534,344)
   to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                   43,911,491,307            36,669,931,962
 Net asset value of shares issued to shareholders in                84,240,302                62,692,910
 payment of distributions declared
 Cost of shares redeemed                                       (42,251,242,453)          (34,550,837,468)
  Change in net assets resulting from share                      1,744,489,156             2,181,787,404
  transactions
   Change in net assets                                          1,744,489,156             2,181,787,404
 NET ASSETS:
 Beginning of period                                             6,166,709,677             3,984,922,273
 End of period                                               $   7,911,198,833        $    6,166,709,677

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. Effective April 14, 1997, the Trust added Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                  YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                         1997                      1996
 Shares sold                                            27,254,234,550              27,640,869,241
 Shares issued to shareholders in payment of                50,228,539                  35,998,981
 distributions declared
 Shares redeemed                                       (27,139,750,037)            (26,468,065,612)
  Net change resulting from Institutional Share            164,713,052               1,208,802,610
  transactions



                                                                    YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                  1997                     1996
 Shares sold                                              16,581,686,843             9,029,062,721
 Shares issued to shareholders in payment of                  33,822,698                26,693,929
 distributions declared
 Shares redeemed                                         (15,078,238,755)           (8,082,771,856)
  Net change resulting from Institutional
  Service Share                                            1,537,270,786               972,984,794
  transactions



                                                                      YEAR ENDED JULY 31,
 INSTITUTIONAL CAPITAL SHARES                                           1997(A)           1996
 Shares sold                                                  75,569,914                       --
 Shares issued to shareholders in payment
 of distributions declared                                       189,065                       --
 Shares redeemed                                             (33,253,661)                      --
  Net change resulting from Institutional
  Capital Share transactions                                  42,505,318                       --
   Net change resulting from share transactions            1,744,489,156             2,181,787,404


(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

At July 31, 1997, capital paid-in aggregated $7,911,198,833.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                               ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

September 8, 1997

                                   NOTES


[Graphic]
Federated Investors

Treasury Obligations Fund
Institutional Shares
PROSPECTUS

SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

TREASURY OBLIGATIONS FUND
INSTITUTIONAL SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 60934N500
9110208A-IS (9/97)

[Graphic]

Treasury Obligations Fund

(A Portfolio of Money Market Obligations Trust)
Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. Treasury securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

PROSPECTUS DATED SEPTEMBER 30, 1997


                             TABLE OF CONTENTS

Summary of Fund Expenses                                      1
Financial Highlights --Institutional Service Shares           2
General Information                                           3
Investment Information                                        3
Investment Objective                                          3
Investment Policies                                           3
Investment Limitations                                        4
Fund Information                                              4
Management of the Fund                                        4
Distribution of Institutional Service Shares                  4
Administration of the Fund                                    5
Net Asset Value                                               5
How to Purchase Shares                                        5
Purchasing Shares by Wire                                     5
Purchasing Shares by Check                                    6
Investing-by-Phone                                            6
How to Redeem Shares                                          6
Redeeming Shares by Telephone                                 6
Redeeming Shares by Mail                                      6
Account and Share Information                                 7
Dividends                                                     7
Capital Gains                                                 7
Confirmations and Account Statements                          7
Accounts with Low Balances                                    7
Voting Rights                                                 7
Tax Information                                               7
Federal Income Tax                                            7
State and Local Taxes                                         7
Other Classes of Shares                                       8
Performance Information                                       8
Financial Highlights --Institutional Shares                   9
Financial Highlights --Institutional Capital Shares          10
Financial Statements                                         11
Report of Independent Public Accountants                     19



                                   SUMMARY OF FUND EXPENSES

                                               INSTITUTIONAL SERVICE SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)               None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                        None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                               None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                          None
 Exchange Fee                                                                                None



                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                            0.10%
 12b-1 Fee                                                                                   None
 Total Other Expenses                                                                        0.35%
  Shareholder Services Fee                                                          0.25%
 Total Operating Expenses(2)                                                                 0.45%


(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would have been 0.55% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year       $ 5
3 Years      $14
5 Years      $25
10 Years     $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.

                                                                      YEAR ENDED JULY 31,
                                                  1997        1996        1995     1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00       $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.05         0.05      0.05     0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.05)       (0.05)    (0.05)   (0.003)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00       $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                    5.10%        5.26%     5.23%    0.29%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%        0.45%     0.45%    0.39%*
  Net investment income                             5.03%        5.12%     5.53%    4.26%*
  Expense waiver/reimbursement(c)                   0.10%        0.11%     0.11%    0.10%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $3,054,110   $1,516,839  $543,855   $8,887

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994, (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term U.S. Treasury securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. Treasury securities, which are fully guaranteed as to principal and interest by the United States.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.      The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.
                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over$110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500
financial institutions nationwide.      Both the Trust and the adviser have
adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its
affiliates.      ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

MAXIMUM                AVERAGE AGGREGATE
  FEE                  DAILY NET ASSETS
 0.150%           on the first $250 million
 0.125%           on the next $250 million
 0.100%           on the next $250 million
 0.075%      on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time), Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Treasury Obligations Fund -- Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Treasury Obligations Fund--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.      Telephone instructions
may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the
Fund.      Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Shareholders are urged to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.

                          OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Capital Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Institutional Capital Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed
reinvestment.      Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                           FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.

                                                                      YEAR ENDED
                                                                       JULY 31,
                                 1997       1996         1995          1994         1993        1992        1991      1990(A)
 NET ASSET VALUE,               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income            0.05         0.05         0.05         0.03         0.03         0.05         0.07       0.04
 LESS DISTRIBUTIONS
 Distributions from net          (0.05)       (0.05)       (0.05)       (0.03)       (0.03)       (0.05)       (0.07)     (0.04)
 investment income
 NET ASSET VALUE, END OF        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
 PERIOD
 TOTAL RETURN(B)                  5.36%        5.53%        5.50%        3.35%        3.15%        4.61%        7.11%      5.09%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                         0.20%        0.20%        0.20%        0.20%        0.20%        0.20%        0.20%      0.20%*
 Net investment income            5.24%        5.37%        5.42%        3.29%        3.11%        4.49%        6.65%      8.16%*
 Expense                          0.35%        0.36%        0.36%        0.10%        0.07%        0.08%        0.09%      0.15%*
 waiver/reimbursement(c)
 SUPPLEMENTAL DATA
 Net assets, end of         $4,814,583   $4,649,870   $3,441,068   $2,582,975   $2,532,482   $2,432,037   $1,678,880   $576,048
 period (000 omitted)

(a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.



                                   YEAR ENDED
                                JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income                            (0.02)
 NET ASSET VALUE, END OF PERIOD                                      $ 1.00
 TOTAL RETURN(B)                                                       1.58%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                             0.30%*
  Net investment income                                                5.42%*
  Expense waiver/reimbursement(c)                                      0.25%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                           $42,505


* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


PORTFOLIO OF INVESTMENTS

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997

   PRINCIPAL
     AMOUNT                                                                  VALUE
 SHORT-TERM U.S. TREASURY OBLIGATIONS--16.6%
 $  141,000,000 (a)U.S. Treasury Bills--1.7%
                5.60%-5.96%, 2/5/1998-6/25/1998                        $    135,848,080
  1,176,000,000 U.S. Treasury Notes--14.9%
                5.000% - 7.875%, 10/31/1997-5/31/1998                     1,180,329,647
                 TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS               1,316,177,727
 (B)REPURCHASE AGREEMENTS--83.4%
    330,000,000 BT Securities Corporation, 5.790%, dated 7/31/1997,         330,000,000
                due 8/1/1997
    325,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.790%, dated                325,000,000
                7/31/1997, due 8/1/1997
    316,000,000 Barclays de Zoete Wedd Securities, Inc., 5.790%, dated      316,000,000
                7/31/1997, due 8/1/1997
    377,000,000 Bear, Stearns and Co., 5.770%, dated 7/31/1997, due         377,000,000
                8/1/1997
    250,000,000 CIBC Wood Gundy Securities Corp., 5.770%, dated             250,000,000
                7/31/1997, due 8/1/1997
    100,000,000 CIBC Wood Gundy Securities Corp., 5.790%, dated             100,000,000
                7/31/1997, due 8/1/1997
    375,000,000 Credit Suisse First Boston, 5.790%, dated 7/31/1997,        375,000,000
                due 8/1/1997
     50,000,000 Dean Witter Reynolds, Inc., 5.790%, dated 7/31/1997,         50,000,000
                due 8/1/1997
     65,000,000 Deutsche Bank Government Securities, Inc., 5.790%,           65,000,000
                dated 7/31/1997, due 8/1/1997
    610,000,000 Donaldson, Lufkin and Jenrette Securities Corp.,            610,000,000
                5.770%, dated 7/31/1997, due 8/1/1997
    265,000,000 First Chicago Capital Markets, Inc., 5.800%, dated          265,000,000
                7/31/1997, due 8/1/1997
    150,000,000 Goldman Sachs Group, LP, 5.950%, dated 7/31/1997, due       150,000,000
                8/1/1997
    320,000,000 Greenwich Capital Markets, Inc., 5.790%, dated              320,000,000
                7/31/1997, due 8/1/1997
    250,000,000 Harris Government Securities, Inc., 5.770%, dated           250,000,000
                7/31/1997, due 8/1/1997
    380,000,000 Harris Government Securities, Inc., 5.780%, dated           380,000,000
                7/31/1997, due 8/1/1997
    375,000,000 Sanwa-BGK Securities Co., LP, 5.770%, dated 7/31/1997,      375,000,000
                due 8/1/1997
    375,000,000 Societe Generale, New York, 5.770%, dated 7/31/1997,        375,000,000
                due 8/1/1997
     40,000,000 State Street Bank and Trust Co., 5.770%, dated               40,000,000
                7/31/1997, due 8/1/1997
    395,000,000 Swiss Bank Capital Markets, 5.770%, dated 7/31/1997,        395,000,000
                due 8/1/1997
    105,500,000 Swiss Bank Capital Markets, 5.780%, dated 7/31/1997,        105,500,000
                due 8/1/1997
    530,000,000 UBS Securities, Inc., 5.770%, dated 7/31/1997, due          530,000,000
                8/1/1997



TREASURY OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                  VALUE
 (B)REPURCHASE AGREEMENTS--CONTINUED
 $  315,000,000 UBS Securities, Inc., 5.800%, dated 7/31/1997, due     $    315,000,000
                8/1/1997
     50,000,000 UBS Securities, Inc., 6.250%, dated 7/31/1997, due           50,000,000
                8/1/1997
    250,000,000 Westdeutsche Landesbank Girozentrale, 5.800%, dated         250,000,000
                7/31/1997, due 8/1/1997
                 TOTAL REPURCHASE AGREEMENTS                              6,598,500,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(C)              $  7,914,677,727

(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,911,198,833) at July 31, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership


(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997


 ASSETS:
 Investments in repurchase agreements                             $  6,598,500,000
 Investments in securities                                           1,316,177,727
 Total investments in securities, at amortized cost and value                        $7,914,677,727
 Cash                                                                                       828,499
 Income receivable                                                                       23,896,310
 Receivable for shares sold                                                                 696,198
   Total assets                                                                       7,940,098,734
 LIABILITIES:
 Payable for shares redeemed                                               509,713
 Income distribution payable                                            27,128,652
 Accrued expenses                                                        1,261,536
   Total liabilities                                                                     28,899,901
 NET ASSETS for 7,911,198,833 shares outstanding                                     $7,911,198,833
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $4,814,583,335 / 4,814,583,335 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $3,054,110,180 / 3,054,110,180 shares outstanding                                            $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $42,505,318 / 42,505,318 shares outstanding                                                  $1.00


(See Notes which are an integral part of the Financial Statements)


                          STATEMENT OF OPERATIONS

                          TREASURY OBLIGATIONS FUND
                          YEAR ENDED JULY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                $378,993,945
 EXPENSES:
 Investment advisory fee                                                $   13,886,919
 Administrative personnel and services fee                                   5,244,250
 Custodian fees                                                                405,543
 Transfer and dividend disbursing agent fees and expenses                      112,425
 Directors'/Trustees' fees                                                      62,567
 Auditing fees                                                                  13,938
 Legal fees                                                                     20,294
 Portfolio accounting fees                                                     526,748
 Shareholder services fee--Institutional Shares                             12,135,054
 Shareholder services fee--Institutional Service Shares                      5,214,861
 Shareholder services fee--Institutional Capital Shares                          8,734
 Share registration costs                                                      611,689
 Printing and postage                                                           24,206
 Insurance premiums                                                             51,435
 Taxes                                                                          79,791
 Miscellaneous                                                                  31,734
     Total expenses                                                         38,430,187
 Waivers --
     Waiver of investment advisory fee                    $ (6,879,101)
     Waiver of shareholder services fee--Institutional     (12,135,054)
     Shares
     Waiver of shareholder services fee--Institutional          (5,240)
     Capital Shares
         Total waivers                                                     (19,019,395)
                  Net expenses                                                            19,410,792
                   Net investment income                                                 $359,583,153


(See Notes which are an integral part of the Financial Statements)


                     STATEMENT OF CHANGES IN NET ASSETS

                         TREASURY OBLIGATIONS FUND

                                                                         YEAR ENDED JULY 31,
                                                                     1997                   1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                      $      359,583,153       $      300,534,344
  Change in net assets resulting from operations                   359,583,153              300,534,344
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                            (254,552,990)            (240,569,688)
  Institutional Service Shares                                    (104,840,770)             (59,964,656)
  Institutional Capital Shares                                        (189,393)                 --
   Change in net assets resulting from distributions              (359,583,153)            (300,534,344)
   to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                   43,911,491,307            36,669,931,962
 Net asset value of shares issued to shareholders in                84,240,302                62,692,910
 payment of distributions declared
 Cost of shares redeemed                                       (42,251,242,453)          (34,550,837,468)
  Change in net assets resulting from share                      1,744,489,156             2,181,787,404
  transactions
   Change in net assets                                          1,744,489,156             2,181,787,404
 NET ASSETS:
 Beginning of period                                             6,166,709,677             3,984,922,273
 End of period                                               $   7,911,198,833        $    6,166,709,677

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. Effective April 14, 1997, the Trust added Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                  YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                         1997                      1996
 Shares sold                                            27,254,234,550              27,640,869,241
 Shares issued to shareholders in payment of                50,228,539                  35,998,981
 distributions declared
 Shares redeemed                                       (27,139,750,037)            (26,468,065,612)
  Net change resulting from Institutional Share            164,713,052               1,208,802,610
  transactions



                                                                 YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                  1997                     1996
 Shares sold                                              16,581,686,843             9,029,062,721
 Shares issued to shareholders in payment of                  33,822,698                26,693,929
 distributions declared
 Shares redeemed                                         (15,078,238,755)           (8,082,771,856)
  Net change resulting from Institutional
  Service Share                                            1,537,270,786               972,984,794
  transactions


                                                                      YEAR ENDED JULY 31,
 INSTITUTIONAL CAPITAL SHARES                                           1997(A)           1996

 Shares sold                                                  75,569,914                       --
 Shares issued to shareholders in payment
 of distributions declared                                       189,065                       --
 Shares redeemed                                             (33,253,661)                      --
  Net change resulting from Institutional
  Capital Share transactions                                  42,505,318                       --
   Net change resulting from share transactions            1,744,489,156             2,181,787,404


(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

At July 31, 1997, capital paid-in aggregated $7,911,198,833.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                               ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania

September 8, 1997


                                   NOTES


[Graphic]
Federated Investors

Treasury Obligations Fund
Institutional Service Shares
PROSPECTUS

SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

TREASURY OBLIGATIONS FUND
INSTITUTIONAL SERVICE SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 60934N872
9110208A-SS (9/97)

[Graphic]

Treasury Obligations Fund

(A Portfolio of Money Market Obligations Trust)
Institutional Capital Shares

PROSPECTUS

The Institutional Capital Shares of Treasury Obligations Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. Treasury securities to achieve current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997 with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997


                             TABLE OF CONTENTS

Summary of Fund Expenses                                    1
Financial Highlights --Institutional Capital Shares         2
General Information                                         3
Investment Information                                      3
Investment Objective                                        3
Investment Policies                                         3
Investment Limitations                                      4
Fund Information                                            4
Management of the Fund                                      4
Distribution of Institutional Capital Shares                4
Administration of the Fund                                  5
Net Asset Value                                             5
How to Purchase Shares                                      5
Purchasing Shares by Wire                                   5
Purchasing Shares by Check                                  6
Investing-by-Phone                                          6
How to Redeem Shares                                        6
Redeeming Shares by Telephone                               6
Redeeming Shares by Mail                                    6
Account and Share Information                               7
Dividends                                                   7
Capital Gains                                               7
Confirmations and Account Statements                        7
Accounts with Low Balances                                  7
Voting Rights                                               7
Tax Information                                             7
Federal Income Tax                                          7
State and Local Taxes                                       7
Other Classes of Shares                                     8
Performance Information                                     8
Financial Highlights --Institutional Shares                 9
Financial Highlights --Institutional Service Shares        10
Financial Statements                                       11
Report of Independent Public Accountants                   19


                               SUMMARY OF FUND EXPENSES

                          INSTITUTIONAL CAPITAL SHARES
                        SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends
  (as a percentage of offering price)                                                         None
 Contingent Deferred Sales Charge (as a percentage of original purchase
  price or redemption proceeds, as applicable)                                                None
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None


                                     ANNUAL OPERATING EXPENSES
                              (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.10%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.20%
  Shareholder Services Fee (after waiver)(2)                                           0.10%
 Total Operating Expenses(3)                                                                  0.30%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.55% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Capital Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

EXAMPLE

You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

1 Year      $ 3
3 Years     $10
5 Years     $17
10 Years    $38



THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL CAPITAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.


                                   YEAR ENDED
                                JULY 31, 1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                              $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                              0.02
 LESS DISTRIBUTIONS
  Distributions from net investment income                          (0.02)
 NET ASSET VALUE, END OF PERIOD                                    $ 1.00
 TOTAL RETURN(B)                                                     1.58%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                                           0.30%*
  Net investment income                                              5.42%*
  Expense waiver/reimbursement(c)                                    0.25%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)                               $42,505


* Computed on an annualized basis.

(a) Reflects operations for the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


                            GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established three classes of shares known as Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. This prospectus relates only to Institutional Capital Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term U.S. Treasury securities. A minimum initial investment of $1,000,000 over a one-year period is required.

The Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

                           INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. Treasury securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective. ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. Treasury securities, which are fully guaranteed as to principal and interest by the United States.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

LENDING OF PORTFOLIO SECURITIES

In order to generate additional income, the Fund may lend its portfolio securities on a short-term or long-term basis, or both, to broker/dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral at all times equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the
securities may be delayed pending court action.      INVESTMENT LIMITATIONS

The Fund will not borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of those assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice.
                              FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL CAPITAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Capital Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.
     SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

MAXIMUM                      AVERAGE AGGREGATE
  FEE                        DAILY NET ASSETS
 0.150%                  on the first $250 million
 0.125%                  on the next $250 million
 0.100%                  on the next $250 million
 0.075%             on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

                              NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Capital Shares from the value of Fund assets attributable to Institutional Capital Shares, and dividing the remainder by the number of Institutional Capital Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time), Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.
                           HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 5:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Treasury Obligations Fund--Institutional Capital Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Treasury Obligations Fund -- Institutional Capital Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

                            HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the
telephone number listed on your account statement.      Telephone instructions
may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

                       ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of
shareholders owning at least 10% of the outstanding shares of the Trust.     As
of September 4, 1997, Excelsior-Henderson Motorcycle Manufacturing Company, 607
W. Travelers Trail, Burnsville, MN, owned 63.46% of the voting securities of the Fund, and, therefore, may, for certain purposes, be deemed to control the Fund and be able to affect the outcome of certain matters presented for a vote of shareholders.
                              TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

                          OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

                          PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

                            FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.

                                                                      YEAR ENDED
                                                                       JULY 31,
                                1997        1996          1995        1994          1993         1992         1991      1990(A)
 NET ASSET VALUE,               $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
 BEGINNING OF PERIOD
 INCOME FROM INVESTMENT
 OPERATIONS
 Net investment income            0.05         0.05         0.05         0.03         0.03         0.05         0.07       0.04
 LESS DISTRIBUTIONS
 Distributions from net          (0.05)       (0.05)       (0.05)       (0.03)       (0.03)       (0.05)       (0.07)     (0.04)
 investment income
 NET ASSET VALUE, END OF        $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00       $ 1.00     $ 1.00
 PERIOD
 TOTAL RETURN(B)                  5.36%        5.53%        5.50%        3.35%        3.15%        4.61%        7.11%      5.09%
 RATIOS TO AVERAGE
 NET ASSETS
 Expenses                         0.20%        0.20%        0.20%        0.20%        0.20%        0.20%        0.20%      0.20%*
 Net investment income            5.24%        5.37%        5.42%        3.29%        3.11%        4.49%        6.65%      8.16%*
 Expense                          0.35%        0.36%        0.36%        0.10%        0.07%        0.08%        0.09%      0.15%*
 waiver/reimbursement(c)
 SUPPLEMENTAL DATA
 Net assets, end of         $4,814,583   $4,649,870   $3,441,068   $2,582,975   $2,532,482   $2,432,037   $1,678,880   $576,048
 period (000 omitted)

(a) Reflects operations for the period from February 23, 1990 (date of initial public investment) to July 31, 1990.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 19.

                                                                      YEAR ENDED JULY 31,
                                                  1997        1996        1995    1994(A)
 NET ASSET VALUE, BEGINNING OF PERIOD             $ 1.00       $ 1.00    $ 1.00   $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
  Net investment income                             0.05         0.05      0.05     0.003
 LESS DISTRIBUTIONS
  Distributions from net investment income         (0.05)       (0.05)    (0.05)   (0.003)
 NET ASSET VALUE, END OF PERIOD                   $ 1.00       $ 1.00    $ 1.00   $ 1.00
 TOTAL RETURN(B)                                    5.10%        5.26%     5.23%    0.29%
 RATIOS TO AVERAGE NET ASSETS
  Expenses                                          0.45%        0.45%     0.45%    0.39%*
  Net investment income                             5.03%        5.12%     5.53%    4.26%*
  Expense waiver/reimbursement(c)                   0.10%        0.11%     0.11%    0.10%*
 SUPPLEMENTAL DATA
  Net assets, end of period (000 omitted)     $3,054,110   $1,516,839  $543,855   $8,887

* Computed on an annualized basis.

(a) Reflects operations for the period from July 5, 1994, (date of initial public investment) to July 31, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)


PORTFOLIO OF INVESTMENTS

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997

   PRINCIPAL
     AMOUNT                                                                  VALUE
 SHORT-TERM U.S. TREASURY OBLIGATIONS--16.6%
 $  141,000,000 (a)U.S. Treasury Bills--1.7%
                5.60%-5.96%, 2/5/1998-6/25/1998                        $    135,848,080
  1,176,000,000 U.S. Treasury Notes--14.9%
                5.000% - 7.875%, 10/31/1997-5/31/1998                     1,180,329,647
                 TOTAL SHORT-TERM U.S. TREASURY OBLIGATIONS               1,316,177,727
 (B)REPURCHASE AGREEMENTS--83.4%
    330,000,000 BT Securities Corporation, 5.790%, dated 7/31/1997,         330,000,000
                due 8/1/1997
    325,000,000 Bank of Tokyo-Mitsubishi Ltd., 5.790%, dated                325,000,000
                7/31/1997, due 8/1/1997
    316,000,000 Barclays de Zoete Wedd Securities, Inc., 5.790%, dated      316,000,000
                7/31/1997, due 8/1/1997
    377,000,000 Bear, Stearns and Co., 5.770%, dated 7/31/1997, due         377,000,000
                8/1/1997
    250,000,000 CIBC Wood Gundy Securities Corp., 5.770%, dated             250,000,000
                7/31/1997, due 8/1/1997
    100,000,000 CIBC Wood Gundy Securities Corp., 5.790%, dated             100,000,000
                7/31/1997, due 8/1/1997
    375,000,000 Credit Suisse First Boston, 5.790%, dated 7/31/1997,        375,000,000
                due 8/1/1997
     50,000,000 Dean Witter Reynolds, Inc., 5.790%, dated 7/31/1997,         50,000,000
                due 8/1/1997
     65,000,000 Deutsche Bank Government Securities, Inc., 5.790%,           65,000,000
                dated 7/31/1997, due 8/1/1997
    610,000,000 Donaldson, Lufkin and Jenrette Securities Corp.,            610,000,000
                5.770%, dated 7/31/1997, due 8/1/1997
    265,000,000 First Chicago Capital Markets, Inc., 5.800%, dated          265,000,000
                7/31/1997, due 8/1/1997
    150,000,000 Goldman Sachs Group, LP, 5.950%, dated 7/31/1997, due       150,000,000
                8/1/1997
    320,000,000 Greenwich Capital Markets, Inc., 5.790%, dated              320,000,000
                7/31/1997, due 8/1/1997
    250,000,000 Harris Government Securities, Inc., 5.770%, dated           250,000,000
                7/31/1997, due 8/1/1997
    380,000,000 Harris Government Securities, Inc., 5.780%, dated           380,000,000
                7/31/1997, due 8/1/1997
    375,000,000 Sanwa-BGK Securities Co., LP, 5.770%, dated 7/31/1997,      375,000,000
                due 8/1/1997
    375,000,000 Societe Generale, New York, 5.770%, dated 7/31/1997,        375,000,000
                due 8/1/1997
     40,000,000 State Street Bank and Trust Co., 5.770%, dated               40,000,000
                7/31/1997, due 8/1/1997
    395,000,000 Swiss Bank Capital Markets, 5.770%, dated 7/31/1997,        395,000,000
                due 8/1/1997
    105,500,000 Swiss Bank Capital Markets, 5.780%, dated 7/31/1997,        105,500,000
                due 8/1/1997
    530,000,000 UBS Securities, Inc., 5.770%, dated 7/31/1997, due          530,000,000
                8/1/1997



TREASURY OBLIGATIONS FUND

   PRINCIPAL
     AMOUNT                                                                  VALUE
 (B)REPURCHASE AGREEMENTS--CONTINUED
 $  315,000,000 UBS Securities, Inc., 5.800%, dated 7/31/1997, due     $    315,000,000
                8/1/1997
     50,000,000 UBS Securities, Inc., 6.250%, dated 7/31/1997, due           50,000,000
                8/1/1997
    250,000,000 Westdeutsche Landesbank Girozentrale, 5.800%, dated         250,000,000
                7/31/1997, due 8/1/1997
                 TOTAL REPURCHASE AGREEMENTS                              6,598,500,000
                 TOTAL INVESTMENTS (AT AMORTIZED COST)(C)              $  7,914,677,727

(a) The issue shows the rate of discount at time of purchase.

(b) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(c) Also represents cost for federal tax purposes.

Note: The categories of investments are shown as a percentage of net assets ($7,911,198,833) at July 31, 1997.

The following acronym is used throughout this portfolio:

LP--Limited Partnership


(See Notes which are an integral part of the Financial Statements)

                    STATEMENT OF ASSETS AND LIABILITIES

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997


 ASSETS:
 Investments in repurchase agreements                             $  6,598,500,000
 Investments in securities                                           1,316,177,727
 Total investments in securities, at amortized cost and value                        $7,914,677,727
 Cash                                                                                       828,499
 Income receivable                                                                       23,896,310
 Receivable for shares sold                                                                 696,198
   Total assets                                                                       7,940,098,734
 LIABILITIES:
 Payable for shares redeemed                                               509,713
 Income distribution payable                                            27,128,652
 Accrued expenses                                                        1,261,536
   Total liabilities                                                                     28,899,901
 NET ASSETS for 7,911,198,833 shares outstanding                                     $7,911,198,833
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $4,814,583,335 / 4,814,583,335 shares outstanding                                            $1.00
 INSTITUTIONAL SERVICE SHARES:
 $3,054,110,180 / 3,054,110,180 shares outstanding                                            $1.00
 INSTITUTIONAL CAPITAL SHARES:
 $42,505,318 / 42,505,318 shares outstanding                                                  $1.00


(See Notes which are an integral part of the Financial Statements)


                          STATEMENT OF OPERATIONS

                          TREASURY OBLIGATIONS FUND
                          YEAR ENDED JULY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                                $378,993,945
 EXPENSES:
 Investment advisory fee                                                $   13,886,919
 Administrative personnel and services fee                                   5,244,250
 Custodian fees                                                                405,543
 Transfer and dividend disbursing agent fees and expenses                      112,425
 Directors'/Trustees' fees                                                      62,567
 Auditing fees                                                                  13,938
 Legal fees                                                                     20,294
 Portfolio accounting fees                                                     526,748
 Shareholder services fee--Institutional Shares                             12,135,054
 Shareholder services fee--Institutional Service Shares                      5,214,861
 Shareholder services fee--Institutional Capital Shares                          8,734
 Share registration costs                                                      611,689
 Printing and postage                                                           24,206
 Insurance premiums                                                             51,435
 Taxes                                                                          79,791
 Miscellaneous                                                                  31,734
     Total expenses                                                         38,430,187
 Waivers --
     Waiver of investment advisory fee                    $ (6,879,101)
     Waiver of shareholder services fee--Institutional     (12,135,054)
     Shares
     Waiver of shareholder services fee--Institutional          (5,240)
     Capital Shares
         Total waivers                                                     (19,019,395)
                  Net expenses                                                            19,410,792
                   Net investment income                                                 $359,583,153

(See Notes which are an integral part of the Financial Statements)


                     STATEMENT OF CHANGES IN NET ASSETS

                         TREASURY OBLIGATIONS FUND

                                                                         YEAR ENDED JULY 31,
                                                                     1997                   1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                      $      359,583,153       $      300,534,344
  Change in net assets resulting from operations                   359,583,153              300,534,344
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
  Institutional Shares                                            (254,552,990)            (240,569,688)
  Institutional Service Shares                                    (104,840,770)             (59,964,656)
  Institutional Capital Shares                                        (189,393)                 --
   Change in net assets resulting from distributions              (359,583,153)            (300,534,344)
   to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                   43,911,491,307            36,669,931,962
 Net asset value of shares issued to shareholders in                84,240,302                62,692,910
 payment of distributions declared
 Cost of shares redeemed                                       (42,251,242,453)          (34,550,837,468)
  Change in net assets resulting from share                      1,744,489,156             2,181,787,404
  transactions
   Change in net assets                                          1,744,489,156             2,181,787,404
 NET ASSETS:
 Beginning of period                                             6,166,709,677             3,984,922,273
 End of period                                               $   7,911,198,833        $    6,166,709,677

(See Notes which are an integral part of the Financial Statements)

                       NOTES TO FINANCIAL STATEMENTS

                          TREASURY OBLIGATIONS FUND
                               JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Treasury Obligations Fund (the "Fund"), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is current income consistent with stability of principal.

The Fund offers three classes of shares: Institutional Shares, Institutional Service Shares, and Institutional Capital Shares. Effective April 14, 1997, the Trust added Institutional Capital Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares.

Transactions in shares were as follows:

                                                                  YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                         1997                      1996
 Shares sold                                            27,254,234,550              27,640,869,241
 Shares issued to shareholders in payment of                50,228,539                  35,998,981
 distributions declared
 Shares redeemed                                       (27,139,750,037)            (26,468,065,612)
  Net change resulting from Institutional Share            164,713,052               1,208,802,610
  transactions



                                                                    YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                  1997                     1996
 Shares sold                                              16,581,686,843             9,029,062,721
 Shares issued to shareholders in payment of                  33,822,698                26,693,929
 distributions declared
 Shares redeemed                                         (15,078,238,755)           (8,082,771,856)
  Net change resulting from Institutional
  Service Share                                            1,537,270,786               972,984,794
  transactions



                                                                    YEAR ENDED JULY 31,
 INSTITUTIONAL CAPITAL SHARES                                           1997(A)           1996
 Shares sold                                                  75,569,914                       --
 Shares issued to shareholders in payment
 of distributions declared                                       189,065                       --
 Shares redeemed                                             (33,253,661)                      --
  Net change resulting from Institutional
  Capital Share transactions                                  42,505,318                       --
   Net change resulting from share transactions            1,744,489,156             2,181,787,404


(a) For the period from April 14, 1997 (date of initial public investment) to July 31, 1997.

At July 31, 1997, capital paid-in aggregated $7,911,198,833.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

                  REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST
(Treasury Obligations Fund):

We have audited the accompanying statement of assets and liabilities of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Treasury Obligations Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

                               ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997


                                   NOTES


[Graphic]
Federated Investors

Treasury Obligations Fund
Institutional Capital Shares
PROSPECTUS

SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

TREASURY OBLIGATIONS FUND
INSTITUTIONAL CAPITAL SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779

INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779

CUSTODIAN
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222


Federated Securities Corp., Distributor

Cusip 60934N823
G01353-01 (9/97)

[Graphic]



                         TREASURY OBLIGATIONS FUND

              (A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)

                            INSTITUTIONAL SHARES

                        INSTITUTIONAL SERVICE SHARES

                        INSTITUTIONAL CAPITAL SHARES

                    STATEMENT OF ADDITIONAL INFORMATION     This Statement of
Additional Information should be read with the prospectuses of Treasury Obligations Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

                     Statement dated September 30, 1997

Cusip 60934N500 [Graphic]

Cusip 60934N872

Cusip 60934N823

9110208B (9/97) [Graphic]


TABLE OF CONTENTS

 INVESTMENT POLICIES                                                     1
  When-Issued and Delayed Delivery Transactions                          1
  Repurchase Agreements                                                  1
  Lending of Portfolio Securities                                        1
 INVESTMENT LIMITATIONS                                                  1
  Selling Short and Buying on Margin                                     1
  Issuing Senior Securities and Borrowing Money                          1
  Pledging Assets                                                        1
  Lending Cash or Securities                                             1
  Investing in Commodities                                               1
  Investing in Real Estate                                               2
  Underwriting                                                           2
  Concentration of Investments                                           2
  Diversification of Investments                                         2
  Investing in Illiquid Securities                                       2
 Investing in Securities of Other Investment Companies                   2
  Investing for Control                                                  2
  Investing in Options                                                   2
  Regulatory Compliance                                                  2
 MONEY MARKET OBLIGATIONS TRUST MANAGEMENT                               3
  Share Ownership                                                        6
  Trustee Compensation                                                   7
  Trustee Liability                                                      8
 INVESTMENT ADVISORY SERVICES                                            8
  Investment Adviser                                                     8
  Advisory Fees                                                          8
 BROKERAGE TRANSACTIONS                                                  8
 OTHER SERVICES                                                          8
  Fund Administration                                                    8
  Custodian and Portfolio Accountant                                     9
  Transfer Agent                                                         9
  Independent Public Accountants                                         9
  Shareholder Services                                                   9
 DETERMINING NET ASSET VALUE                                             9
 REDEMPTION IN KIND                                                     10
 MASSACHUSETTS PARTNERSHIP LAW                                          10
 THE FUND'S TAX STATUS                                                  10
 PERFORMANCE INFORMATION                                                10
  Yield                                                                 10
  Effective Yield                                                       10
  Total Return                                                          11
  Performance Comparisons                                               11
  Economic and Market Information                                       11
 ABOUT FEDERATED INVESTORS                                              12
  Mutual Fund Market                                                    12
  Institutional Clients                                                 12
  Bank Marketing                                                        12
  Broker/Dealers and
   Bank Broker/Dealer Subsidiaries                                      12

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REPURCHASE AGREEMENTS

The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.

INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets of the Fund at the time of the pledge.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except portfolio securities. This shall not prevent the Fund from purchasing or holding bonds, debentures, notes, certificates of indebtedness or other debt securities, entering into repurchase agreements, or engaging in transactions permitted by its investment objective, policies, and limitations or Declaration of Trust.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. However, the Fund may invest 25% or more of the value of its total assets in cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies, or instrumentalities and repurchase agreements collateralized by such U.S. government securities.


DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 10% of the value of its net assets in illiquid securities, including certain restricted securities not determined to be liquid under criteria established by the Trustees and repurchase agreements providing for settlement in more than seven days after notice.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.


INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.


For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.

John F. Donahue@*

Federated Investors Tower

Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.


Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department

John R. Wood and Associates, Inc., Realtors

3255 Tamiami Trail North

Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland

One PNC Plaza -- 23rd Floor

Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*

Federated Investors Tower

Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd

571 Hayward Mill Road

Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111

Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba

205 Ross Street

Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way

100 Royal Palm Way

Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.


John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University

Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.


Wesley W. Posvar

1202 Cathedral of Learning

University of Pittsburgh

Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.


Marjorie P. Smuts

4905 Bayard Street

Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public Relations/Marketing/Conference Planning; Director or Trustee of the
Funds.


Edward C. Gonzales

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle

Federated Investors Tower

Pittsburgh, PA

Birthdate: October 26, 1938


Executive Vice President, Secretary, and Treasurer


Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher

Federated Investors Tower

Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of
  Trustees handles the responsibilities of the Board between meetings of the Board.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. -- 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust;
The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.


SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund.     As of
September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Fleet Securities Corp., Rochester, New York owned approximately 633,912,206.9200 shares (12.82%); Var & Co., First Trust National Association, St. Paul, Minnesota owned approximately 425,731,314.0000 shares (8.61%); and State Street Bank and Trust, North Quincy, Massachusetts owned approximately 419,147,632.3700 shares (8.48%).

As of September 4, 1997, the following shareholder of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: Trustman, Suntrust Bank, Atlanta, Georgia owned approximately 172,251,877.6500 shares (5.37%).

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Capital Shares of the Fund: Excelsior-Henderson Motorcycle Manufacturing Company, Burnsville, Minnesota owned approximately 28,038, 721.5100 shares (63.46%); Onbank & Trust Co., A/O The Edwards Company, Syracuse, New York owned approximately 3,065,109.7500 shares (6.94%); Onbank & Trust Co., A/O Tessy Plastics, Syracuse, New York owned approximately 2,359,041.0800 shares (5.34%); and Onbank & Trust Co., A/O Syracuse Scientific, Syracuse, New York owned approximately 2,254,996.4200 shares (5.10%).

TRUSTEE COMPENSATION

                                 AGGREGATE
 NAME,                          COMPENSATION
 POSITION WITH                      FROM              TOTAL COMPENSATION PAID
 TRUST                             TRUST*#               FROM FUND COMPLEX+
 John F. Donahue                        $0     $0 for the Trust and
 Chairman and Trustee                          56 other investment companies in the Fund Complex
 Thomas G. Bigley                  $16,489     $108,725 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 John T. Conroy, Jr.               $18,139     $119,615 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 William J. Copeland               $18,139     $119,615 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 J. Christopher Donahue                 $0     $0 for the Trust and
 President and Trustee                         18 other investment companies in the Fund Complex
 James E. Dowd                     $18,139     $119,615 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 Lawrence D. Ellis, M.D.           $16,489     $108,725 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 Edward L. Flaherty, Jr.           $18,139     $119,615 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 Peter E. Madden                   $16,489     $108,725 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 Gregor F. Meyer                   $16,489     $108,725 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 John E. Murray, Jr.               $16,489     $108,725 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 Wesley W. Posvar                  $16,489     $108,725 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex
 Marjorie P. Smuts                 $16,489     $108,725 for the Trust and
 Trustee                                       56 other investment companies in the Fund Complex

* Information is furnished for the fiscal year ended July 31, 1997.


# The aggregate compensation is provided for the Trust which is comprised of six portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J.
Christopher Donahue.     The adviser shall not be liable to the Trust, the Fund,
or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1997, 1996, and 1995, the adviser earned $13,886,919, $11,303,978, and
$6,522,177, respectively, of which $6,879,101, $5,936,217, and $3,742,710, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1997, 1996, and 1995, the Fund paid no brokerage commissions.

Although investment decisions for the Fund are made independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1997, 1996, and 1995, the Administrators earned $5,244,250, $4,274,511, and $2,468,644, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, MA, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, PA, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, PA.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail;
(3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended July 31, 1997, the Fund earned shareholder service fees on behalf of the Institutional Shares, Institutional Service Shares, and Institutional Capital Shares in the amounts of $12,135,054, $5,214,861, and $8,734, respectively, $0, $5,214,861, and $3,494 of which were paid to financial institutions, respectively.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by
365/7.     For the seven-day period ended July 31, 1997, the yield for
Institutional Shares, Institutional Service Shares and Institutional Capital Shares, respectively, was 5.46%, 5.21%, and 5.36%, respectively.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th
power; and subtracting 1 from the result.     For the seven-day period ended
July 31, 1997, the effective yield for Institutional Shares, Institutional Service Shares and Institutional Capital Shares, respectively, was 5.61%, 5.35%, and 5.51%, respectively.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     Prior to the
creation of separate classes of shares, for the one-year and five-year periods ended July 31, 1997 and for the period from December 12, 1989 (start of performance) through July 31, 1997, the average annual total returns were 5.36%, 4.57% and 5.20%, respectively, for Institutional Shares.

For the one-year period ended July 31, 1997 and for the period from July 5, 1994 (date of initial public offering) through July 31, 1997, the average annual total returns were 5.10% and 5.17%, respectively, for Institutional Service Shares.

Cumulative total return reflects the total performance over a specific period of time. For the period from April 14, 1997 (date of initial public investment) through July 31, 1997, the cumulative total return for Institutional Capital Shares was 1.58%. These total returns are representative of only 4 months of
activity since the date of initial public investment.      PERFORMANCE
COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

* LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

* IBC/DONOGHUE'S MONEY FUND REPORT publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

* MONEY, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.

* SALOMON 30-DAY CD INDEX compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

* SALOMON 30-DAY TREASURY BILL INDEX is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.

* DISCOUNT CORPORATION OF NEW YORK 30-DAY FEDERAL AGENCIES is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute.

ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors
gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime and 21 municipal with assets approximating $28.0 billion, $12.8 billion and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed income management. Henry
A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.


MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide -- we have over 2,200 broker/dealer and bank broker/dealer relationships across the country -- supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.


* Source: Investment Company Institute
Automated Cash Management Trust

(A Portfolio of Money Market Obligations Trust)

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Automated Cash Management Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve stability of principal and current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.


This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997


TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Institutional Service Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Risks 4 Investment Limitations 5 Fund Information 5 Management of the Fund 5 Distribution of Institutional Service Shares 5 Shareholder Services 5 Supplemental Payments to Financial Institutions 6 Administration of the Fund 6 Administration Services 6 Net Asset Value 6 How to Purchase Shares 6 Purchasing Shares Through a Financial Institution 6 Purchasing Shares by Wire 7 Purchasing Shares by Check 7 Invest-by-Phone 7 By Direct Deposit 7 Automatic Investments 7 Subaccounting Services 7 Special Purchase Features 7 How to Redeem Shares 8 Redeeming Shares Through a Financial Institution 8 Redeeming Shares by Telephone 8 Redemming Shares by Mail 8 Special Redemption Features 8 Account and Share Information 9 Dividends 9 Capital Gains 9 Confirmations and Account Statements 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Other Classes of Shares 10 Performance Information 10 Financial Highlights--Cash II Shares 11 Financial Statements 12 Report of Independent Public Accountants 23

SUMMARY OF FUND EXPENSES

                 INSTITUTIONAL SERVICE SHARES SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or              None
 redemption proceeds, as applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None


                                   ANNUAL OPERATING EXPENSES

                            (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.18%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.40%
     Shareholder Services Fee (after waiver)(2)                                        0.24%
 Total Operating Expenses(3)                                                                  0.58%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of a portion of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would have been 0.91% absent the voluntary waivers of portions of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                                                                                         $ 6
 3 years                                                                                        $19
 5 years                                                                                        $32
 10 years                                                                                       $73

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 23.

                                           THREE
                                           MONTHS
                       YEAR ENDED          ENDED
                         JULY 31,         JULY 31,                             YEAR ENDED APRIL 30,
                     1997       1996       1995(A)    1994     1993       1992       1991       1990     1989     1988     1987
 NET ASSET VALUE,     $ 1.00     $ 1.00     $ 1.00   $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00   $1.00   $ 1.00   $ 1.00
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
   Net investment       0.05       0.05       0.01     0.03      0.03       0.05       0.07       0.08    0.08     0.07     0.06
 income
 LESS
 DISTRIBUTIONS
   Distributions       (0.05)     (0.05)     (0.01)   (0.03)    (0.03)     (0.05)     (0.07)     (0.08)  (0.08)   (0.07)   (0.06)
 from net
 investment income
 NET ASSET VALUE,     $ 1.00     $ 1.00     $ 1.00   $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00  $ 1.00   $ 1.00   $ 1.00
 END OF PERIOD
 TOTAL RETURN(B)        5.09%      5.20%      1.42%    2.84%     3.11%      5.02%      7.52%      8.69%   8.20%    6.72%    6.00%
 RATIOS TO AVERAGE
 NET ASSETS
   Expenses             0.58%      0.57%     0.57%*    0.57%     0.56%      0.56%      0.55%      0.55%   0.55%    0.55%    0.55%
   Net investment       4.97%      5.08%     5.60%*    2.80%     3.07%      4.88%      7.23%      8.32%   7.93%    6.53%    5.82%
 income
   Expense waiver/      0.33%      0.31%     0.40%*    0.07%     0.04%      0.03%      0.12%      0.09%   0.10%    0.04%    0.04%
 reimbursement(c)
 SUPPLEMENTAL DATA
   Net assets, end $1,378,982 $1,274,419 $1,141,043 $975,453 $1,172,170 $1,220,212 $1,464,710 $1,164,013 $943,136 $924,558 $867,725
   of period (000
   omitted)

* Computed on an annualized basis.

(a) For the period from May 1, 1995 to July 31, 1995, the Fund was reorganized into Money Market Obligations Trust effective July 30, 1994. The Fund changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Service Shares and Cash II Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for retail and private banking customers of financial institutions as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of
$25,000 over a 90-day period is required except for retirement plans.      The
Fund attempts to stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in 13 months or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may not be changed by the Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

   * commercial paper rated A-1 by Standard & Poor's Ratings Group, Prime-1 by Moody's Investors Service,Inc., or F-1 by Fitch Investors Service, and unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.

   * marketable obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and
   * repurchase agreements.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U. S. government securities or certificates of deposit to the Fund and agree, at the time of sale, to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive
less than the repurchase price on any sale of such securities.      CREDIT
ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

As a matter of non-fundamental investment policy, the Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase short-term U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to deliver the securities may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

As a matter of operating policy, the Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities and as a matter of fundamental investment policy which may not be changed without shareholder approval, will limit such investments to 10% of its net assets. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. In addition, as a matter of fundamental policy, the Fund will limit investments in illiquid securities, including restricted securities determined not to be liquid and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets. Certain instruments in which the Fund may invest, such as ETDs and repurchase agreements with maturities of more than seven days, could be considered illiquid.

INVESTMENT RISKS


ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.


INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

Advisory Fees

The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

Adviser's Background

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Management and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.


SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%       on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time), Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.


In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 5:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Automated Cash Management Trust--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Automated Cash Management Trust--Institutional Service Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

BY DIRECT DEPOSIT

Shareholders of the Fund may have their Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into their Fund account. Shareholders must complete an application and file it with Federated Shareholder Services Company prior to use of this program. Allow 60 to 90 days for the application to be processed.

AUTOMATIC INVESTMENTS

Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Fund. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's
agreement or literature describing these services and fees.     SUBACCOUNTING
SERVICES

Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SPECIAL PURCHASE FEATURES


SYSTEMATIC INVESTMENT PROGRAM

A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The
Fund does not accept signatures guaranteed by a notary public.     SPECIAL
REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $25,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES


Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $25,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      Shareholders are urged to consult their own tax
advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Cash II Shares are sold at net asset value primarily to retail customers of financial institutions and are subject to a minimum initial investment of $25,000.

All classes are subject to certain of the same expenses.

Cash II Shares are distributed under a 12b-1 Plan adopted by the Fund and also are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of
shares.      Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect
of this assumed reinvestment.     Total return represents the change, over a
specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change
by the initial investment and is expressed as a percentage.      From time to
time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS-- CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 23.

                                                                                 PERIOD ENDED
                                                                                   JULY 31,
                                                                                    1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                       0.04
 LESS DISTRIBUTIONS
   Distributions from net investment income                                                  (0.04)
 NET ASSET VALUE, END OF PERIOD                                                              $ 1.00
 TOTAL RETURN (B)                                                                             4.14%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                                  0.75%*
   Net investment income                                                                     4.84%*
   Expense waiver/ reimbursement(c)                                                         0.41% *
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                                 $725,267

* Computed on an annualized basis.

(a) Reflects operations for the period from September 27, 1996 (date of initial public offering) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO
OF INVESTMENTS

AUTOMATED CASH MANAGEMENT TRUST

JULY 31, 1997

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--39.3%
 BANKING--15.2%
 $         23,000,000 ABN AMRO Bank N.V., Amsterdam, 5.793%, 1/5/1998              $     22,435,280
           10,000,000 ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank          9,880,209
                      N.V., Amsterdam), 5.921%, 10/15/1997
           37,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National           36,787,843
                      Bank PLC, London), 5.419%-5.869%, 8/21/1997-10/10/1997
           10,000,000 Bank of Nova Scotia, Toronto, 5.661%, 9/17/1997                     9,927,150
           27,000,000 Canadian Imperial Holdings, Inc., (Guaranteed by Canadian          26,831,832
                      Imperial Bank of Commerce, Toronto), 5.424%--5.681%,
                      8/25/1997 - 10/1/1997
           25,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal         24,828,400
                      de Belgique, Brussels), 5.660% - 5.680%, 9/9/1997 -
                      9/22/1997
           23,000,000 Den Danske Corp., Inc., (Guaranteed by Den Danske Bank             22,575,160
                      A/S), 5.821% - 5.858%, 11/26/1997
           15,000,000 Glencore Finance (Berumda) Ltd., 5.680%, 9/11/1997                 14,904,333
           30,000,000 Lloyds Bank PLC, London, 5.773% - 5.857%, 10/9/1997 -              29,485,789
                      12/29/1997
           18,000,000 PEMEX Capital, Inc., (Swiss Bank Corp., Basle LOC), 5.449%,        17,973,476
                      8/11/1997
           20,000,000 Societe Generale North America, Inc., (Guaranteed by               19,789,307
                      Societe Generale, Paris), 5.604% - 5.920%, 9/10/1997 -
                      11/3/1997
           60,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska                59,327,808
                      Handelsbanken, Stockholm), 5.672% - 5.920%, 8/22/1997 -
                      12/2/1997
           10,000,000 Toronto Dominion Holdings (USA), Inc., (Guaranteed by               9,786,484
                      Toronto-Dominion Bank), 5.730%, 12/17/1997
           15,000,000 Westpac Capital Corp., (Guaranteed by Westpac Banking Corp.        14,977,875
                      Ltd.), 5.455%, 8/11/1997
                      TOTAL                                                             319,510,946
 BROKERAGE--2.4%
           50,000,000 Merrill Lynch & Co., Inc., 5.628% - 5.762%, 8/18/1997 -            49,687,578
                      10/6/1997
 FINANCE - AUTOMOTIVE--0.7%
           15,000,000 Ford Motor Credit Corp., 5.467%, 8/7/1997                          14,986,700
 FINANCE - COMMERCIAL--13.7%
           20,000,000 Asset Securitization Cooperative Corp., 5.717% - 5.825%,           19,687,670
                      8/18/1997 - 12/9/1997
           58,000,000 Beta Finance, Inc., 5.660% - 5.920%, 8/7/1997 - 11/10/1997         57,538,315
           17,000,000 CXC, Inc., 5.578% - 5.680%, 8/19/1997 - 10/23/1997                 16,853,594
           10,000,000 Falcon Asset Securitization Corp., 5.580%, 10/27/1997               9,867,083
           23,000,000 General Electric Capital Corp., 5.465% - 5.709%, 8/11/1997         22,601,990
                      - 1/15/1998
           76,304,000 Greenwich Funding Corp., 5.577% - 5.745%, 8/11/1997 -              75,902,232
                      10/23/1997

 AUTOMATED CASH MANAGEMENT TRUST

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 FINANCE - COMMERCIAL--CONTINUED
 $         50,525,000 PREFCO-Preferred Receivables Funding Co., 5.596% - 5.941%,   $     49,970,742
                      9/4/1997 - 11/12/1997
           35,350,000 Sheffield Receivables Corp., 5.650% - 5.681%, 9/5/1997 -           35,109,458
                      9/23/1997
                      TOTAL                                                             287,531,084
 FINANCE - RETAIL--3.7%
           60,000,000 Associates Corp. of North America, 5.596% - 5.851%,                59,865,067
                      8/1/1997 - 10/28/1997
           20,000,000 New Center Asset Trust, A1+/P1 Series, 5.690% - 5.939%,            19,813,942
                      9/3/1997 - 10/24/1997
                      TOTAL                                                              79,679,009
 INSURANCE--1.7%
           25,000,000 AIG Funding, Inc., (Guaranteed by AIG), 5.851%, 8/1/1997           25,000,000
           10,000,000 CommoLoCo, (Guaranteed by American General Corp.), 5.964%,          9,860,075
                      10/27/1997
                      TOTAL                                                              34,860,075
 OIL & OIL FINANCE--1.9%
           40,000,000 Koch Industries, Inc., 5.901%, 8/1/1997                            40,000,000
                      TOTAL COMMERCIAL PAPER                                            826,255,392
 SHORT-TERM NOTES--6.4%
 BANKING--1.6%
           24,100,000 (e)SALTS II Cayman Islands Corp. (Bankers Trust                    24,100,000
                      International Swap Agreement), 5.863%, 9/18/1997
           10,000,000 (e)SALTS III Cayman Islands Corp. (Bankers Trust                   10,000,000
                      International Swap Agreement), 6.065%, 12/18/1997
                      TOTAL                                                              34,100,000
 BROKERAGE--1.0%
           20,000,000 (e)Goldman Sachs & Co., 5.670%, 10/28/1997                         20,000,000
 FINANCE - AUTOMOTIVE--2.7%
           12,690,615 Chase Manhattan Auto Owner Trust 1997-A, 5.545%, 4/10/1998         12,690,615
           16,732,838 Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998         16,732,838
            9,574,260 Ford Credit Auto Lease Trust 1996-1, 5.451%, 11/15/1997             9,573,982
           14,390,736 Navistar Financial Corp. Owner Trust 1997-A, 5.841%,               14,390,736
                      5/15/1998
            2,580,954 Olympic Automobile Receivables Trust 1997-A (FSA                    2,580,954
                      Guaranteed), 5.500%, 3/15/1998
                      TOTAL                                                              55,969,125
 FINANCE - COMMERCIAL--0.1%
            3,530,859 (e)Cargill Lease Receivables Trust 1996-A, 5.613%,                  3,530,859
                      12/20/1997
 FINANCE - EQUIPMENT--1.0%
            3,468,152 Capita Equipment Receivables Trust 1996-1, 5.600%,                  3,468,152
                      10/15/1997


AUTOMATED CASH MANAGEMENT TRUST

      PRINCIPAL
       AMOUNT                                                                           VALUE

 SHORT-TERM NOTES--CONTINUED
 FINANCE - EQUIPMENT--CONTINUED
 $         18,242,118 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998    $     18,242,118
                      TOTAL                                                              21,710,270
                      TOTAL SHORT-TERM NOTES                                            135,310,254
 CERTIFICATES OF DEPOSIT--5.6%
 BANKING--5.6%
           15,000,000 Australia & New Zealand Banking Group, Melbourne, 5.420%,          15,000,148
                      8/20/1997
           15,000,000 National Australia Bank, Ltd., Melbourne, 5.505%, 8/6/1997         15,000,010
           77,000,000 Societe Generale, Paris, 5.430% - 5.920%, 8/11/1997 -              76,995,262
                      7/16/1998
           10,000,000 Svenska Handelsbanken, Stockholm, 5.690%, 9/9/1997                 10,000,088
                      TOTAL CERTIFICATES OF DEPOSIT                                     116,995,508
 (B) VARIABLE RATE INSTRUMENTS--26.7%
 BANKING--10.8%
            3,560,000 Arapahoe Water & Sanitation District, Arapahoe County, CO,          3,560,000
                      Series 1997A, (Banque Nationale de Paris (Canada) LOC),
                      6.000%, 12/1/1997
           60,000,000 Bank One, Milwaukee, WI N.A., 5.510%, 8/5/1997                     59,991,826
            6,000,000 Beverly California Corp., (PNC Bank, N.A. LOC), 5.690%,             6,000,000
                      8/4/1997
            5,300,000 Development Authority of Richmond Cty, GA, (PNC Bank, N.A.          5,300,000
                      LOC), 5.690%, 8/4/1997
           60,000,000 Liquid Asset Backed Securities Trust, Series 1996-3,               60,000,000
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.700%, 8/15/1997
           25,000,000 Liquid Asset Backed Securities Trust, Series 1997-1,               25,000,000
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.680%, 8/15/1997
            6,700,000 Massachusetts IFA, (Kendell Square), (PNC Bank, N.A. LOC),          6,700,000
                      5.650%, 8/7/1997
           48,802,141 Rabobank Optional Redemption Trust, Series 1997-101,               48,802,141
                      5.750%, 8/15/1997
            4,000,000 SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New           4,000,000
                      York Swap Agreement), 5.738%, 8/1/1997
            2,765,000 Vista Funding Corp., Series 1996-A, (Bank One, Ohio, N.A.           2,765,000
                      LOC), 5.640%, 8/7/1997
            5,250,000 Wendys of Las Vegas and San Antonio, (Huntington National           5,250,000
                      Bank, Columbus, OH LOC), 5.650%, 8/6/1997
                      TOTAL                                                             227,368,967
 ELECTRICAL EQUIPMENT--1.3%
            2,916,325 GE Engines RPP Trust -1995-1, Series B, 5.620%, 8/4/1997            2,916,325
            3,500,812 Marta Leasing Ltd., (Guaranteed by General Electric Co.),           3,500,812
                      5.690%, 8/4/1997
           20,181,046 Northwest Airlines, Inc., (Guaranteed by General Electric          20,181,046
                      Co.), 5.580%, 8/4/1997
                      TOTAL                                                              26,598,183


AUTOMATED CASH MANAGEMENT TRUST

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (B)VARIABLE RATE INSTRUMENTS--CONTINUED
 FINANCE - RETAIL--1.4%
 $         30,000,000 Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class    $     30,000,000
                      A1), 5.695%, 8/15/1997
 INSURANCE--13.2%
           54,500,000 General American Life Insurance Co., 5.872%, 8/21/1997             54,500,000
           30,000,000 (e)Jackson National Life Insurance Company, 5.900%,                30,000,000
                      8/1/1997
           69,031,145 Liquid Asset Backed Securities Trust, Series 1997-3 Senior         69,031,145
                      Notes, (Westdeutsche Landesbank Girozentrale Swap
                      Agreement, Guaranteed by AMBAC), 5.751%, 9/28/1997
           25,000,000 (e)Peoples Security Life Insurance Company, 5.840%,                25,000,000
                      8/1/1997
           25,000,000 (e)SunAmerica Life Insurance Company, 5.788%, 8/1/1997             25,000,000
           30,000,000 Transamerica Occidental Life Insurance Company, 5.859%,            30,000,000
                      8/6/1997
           44,000,000 (e)Travelers Insurance Company, 5.841%, 8/20/1997                  44,000,000
                      TOTAL                                                             277,531,145
                      TOTAL VARIABLE RATE INSTRUMENTS                                   561,498,295
 (A) TIME DEPOSITS--5.4%
 BANKING--5.4%
           35,000,000 Mellon Bank N.A., Pittsburgh, 5.813%, 8/1/1997                     35,000,000
           25,000,000 Royal Bank of Canada, Montreal, 5.813%, 8/1/1997                   25,000,000
           53,800,000 Toronto-Dominion Bank, 5.813%, 8/1/1997                            53,800,000
                      TOTAL TIME DEPOSITS                                               113,800,000
 (C) REPURCHASE AGREEMENTS--16.6%
           50,300,000 Bear, Stearns and Co., 5.770%, dated 7/31/1997, due                50,300,000
                      8/1/1997
           50,000,000 Chase Government Securities, Inc., 5.870%, dated 7/31/1997,        50,000,000
                      due 8/1/1997
           75,000,000 Goldman Sachs Group, LP, 5.850%, dated 7/31/1997, due              75,000,000
                      8/1/1997
           25,000,000 Greenwich Capital Markets, Inc., 5.850%, dated 7/31/1997,          25,000,000
                      due 8/1/1997
           75,000,000 HSBC Securities, Inc., 5.850%, dated 7/31/1997, due                75,000,000
                      8/1/1997
           50,000,000 Toronto Dominion Securities (USA) Inc., 5.850%, dated              50,000,000
                      7/31/1997, due 8/1/1997
           25,000,000 UBS Securities, Inc., 5.770%, dated 7/31/1997, due 8/1/1997        25,000,000
                      TOTAL REPURCHASE AGREEMENTS                                       350,300,000
                      TOTAL INVESTMENTS (AT AMORTIZED                               $ 2,104,159,449
                      COST)(D)

(a) Each issue shows the rate of discount at the time of purchase.

(b) Variable rate securities with current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Also represents cost for federal tax purposes.

(e) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to $181,630,859 which represents 8.6% of net assets.

Note: The categories of investments are shown as a percentage of net assets ($2,104,248,881) at July 31, 1997.
The following acronyms are used throughout this portfolio:


AMBAC --American Municipal Bond Assurance Corporation
FSA --Financial Security Assurance
IFA --Industrial Finance Authority
LOC --Letter of Credit
LP --Limited Partnership
PLC --Public Limited Company

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

AUTOMATED CASH MANAGEMENT TRUST

JULY 31, 1997


 ASSETS:
 Investments in repurchase agreements                              $   350,300,000
 Investments in securities                                           1,753,859,449
 Total investments in securities, at amortized cost and value                       $ 2,104,159,449
 Cash                                                                                       335,977
 Income receivable                                                                        5,060,100
 Receivable for shares sold                                                               1,460,117
   Total assets                                                                       2,111,015,643
 LIABILITIES:
 Payable for shares redeemed                                             2,303,403
 Income distribution payable                                             3,546,669
 Accrued expenses                                                          916,690
   Total liabilities                                                                      6,766,762
 Net Assets for 2,104,248,881 shares outstanding                                    $ 2,104,248,881
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER
 SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $1,378,981,952 / 1,378,981,952 shares outstanding                                            $1.00
 CASH II SHARES:
 $725,266,929 / 725,266,929 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

AUTOMATED CASH MANAGEMENT TRUST

YEAR ENDED JULY 31, 1997


 INVESTMENT INCOME:
 Interest                                                                             $ 103,384,706
 EXPENSES:
 Investment advisory fee                                               $   9,287,875
 Administrative personnel and services fee                                 1,402,868
 Custodian fees                                                              180,901
 Transfer and dividend disbursing agent fees and                             725,675
 expenses
 Directors'/Trustees' fees                                                    13,201
 Auditing fees                                                                17,750
 Legal fees                                                                   33,194
 Portfolio accounting fees                                                   139,790
 Distribution services fee--Cash II Shares                                 1,245,101
 Shareholder services fee--Institutional Service                           3,398,836
 Shares
 Shareholder services fee--Cash II Shares                                  1,245,101
 Share registration costs                                                    321,222
 Printing and postage                                                         49,595
 Insurance premiums                                                           12,418
 Taxes                                                                        46,010
 Miscellaneous                                                                10,632
   Total expenses                                                         18,130,169
 Waivers --
   Waiver of investment advisory fee                   $ (5,899,812)
   Waiver of distribution services fee--Cash II            (438,145)
 Shares
   Waiver of shareholder services fee--Institutional        (95,168)
 Service Shares
     Total waivers                                                        (6,433,125)
       Net expenses                                                                      11,697,044
         Net investment income                                                        $  91,687,662

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

AUTOMATED CASH MANAGEMENT TRUST

                                                                            YEAR ENDED JULY 31,
                                                                1997                           1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                    $      91,687,662   $     64,070,284
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                 (67,586,616)       (64,070,284)
   Cash II Shares                                               (24,101,046)                 --
     Change in net assets resulting from distributions          (91,687,662)       (64,070,284)
 to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                10,582,198,767      7,830,763,212
 Net asset value of shares issued to shareholders in             63,190,890         37,792,484
 payment of distributions declared
 Cost of shares redeemed                                     (9,815,560,140)    (7,735,179,515)
   Change in net assets resulting from share                    829,829,517        133,376,181
 transactions
     Change in net assets                                       829,829,517        133,376,181
 NET ASSETS:
 Beginning of period                                          1,274,419,364      1,141,043,183
 End of period                                            $   2,104,248,881   $  1,274,419,364

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

AUTOMATED CASH MANAGEMENT TRUST

JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

Effective September 27, 1996, the Trust added Cash II Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940.

Additional information on each restricted security held at July 31, 1997 is as follows:

 SECURITY                                   ACQUISITION DATE  ACQUISITION COST
 Cargill Lease Receivables Trust 1996-A,        12/17/1996      $ 3,530,859
 5.613%
 Goldman Sachs & Co., 5.670%                     7/28/1997       20,000,000
 Jackson National Life Insurance Company,        4/25/1997       30,000,000
 5.900%
 Peoples Security Life Insurance Company,         7/8/1997       25,000,000
 5.840%
 SALTS II Cayman Islands Corp., 5.863%           6/11/1997       24,100,000
 SALTS III Cayman Islands Corp., 6.065%           6/5/1997       10,000,000
 SunAmerica Life Insurance Company, 5.788%       9/13/1996       25,000,000
 Travelers Insurance Company, 5.841%             2/20/1997       44,000,000

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $2,104,248,881. Transactions in capital stock were as follows:


                                                                          Year Ended July 31,
 Institutional Service Shares                                             1997           1996
 Shares sold                                                            7,323,418,360     7,830,763,212
 Shares issued to shareholders in payment of distributions declared        41,494,370        37,792,484
 Shares redeemed                                                       (7,260,350,142)   (7,735,179,515)
   Net change resulting from Institutional Service Share                  104,562,588       133,376,181
   transactions


                                                                      Period Ended    Year Ended



                                                                     July 31,       July 31,
 Cash II Shares                                                         1997(a)          1996
Shares sold                                                            3,258,780,407               --
 Shares issued to shareholders in payment of distributions declared       21,696,520               --
 Shares redeemed                                                      (2,555,209,998)              --
   Net change resulting from Cash II Share transactions                  725,266,929               --
     Net change resulting from share transactions                        829,829,517      133,376,181


(a) For the period from September 27, 1996 (date of initial public offering) through July 31, 1997.

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST (Automated Cash Management Trust):

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedules of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from May 1, 1995, to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for Automated Cash Management Trust--Institutional Service Shares for the periods ended April 30, 1987, through April 30, 1994, were audited by other auditors whose report dated June 9, 1994, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period from May 1, 1995, to July 31, 1995, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997


NOTES

[Graphic]
Federated Investors

Automated Cash Management Trust

Institutional Service Shares

PROSPECTUS SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company


AUTOMATED CASH MANAGEMENT TRUST
Institutional Service Shares
Federated Investors Tower
Pittsburgh, PA 15222-3779
DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779
CUSTODIAN
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600
INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222


Federated Securities Corp., Distributor

Cusip 60934N864
G00554-01-SS (9/97)

[Graphic]


Automated Cash Management Trust

(A Portfolio of Money Market Obligations Trust)

Cash II Shares

PROSPECTUS

The Cash II Shares of Automated Cash Management Trust (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term money market securities to achieve stability of principal and current income consistent with stability of principal.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact your financial institution. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site
(http://www.sec.gov).     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED
BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

TABLE OF CONTENTS

 Summary of Fund Expenses 1 Financial Highlights--Cash II Shares 2 General Information 3 Investment Information 3 Investment Objective 3 Investment Policies 3 Investment Risks 4 Investment Limitations 4 Fund Information 5 Management of the Fund 5 Distribution of Cash II Shares 5 Administration of the Fund 6 Administrative Services 6 Net Asset Value 6 How to Purchase Shares 6 Purchasing Shares Through a Financial Institution 7 Purchasing Shares by Wire 7 Purchasing Shares by Check 7 Invest-by-Phone 7 By Direct Deposit 7 Automatic Investments 7 Subaccounting Services 7 Special Purchase Features 8 How to Redeem Shares 8 Redeeming Shares Through a Financial Institution 8 Redeeming Shares by Telephone 8 Redemming Shares by Mail 8 Special Redemption Features 8 Account and Share Information 9 Dividends 9 Capital Gains 9 Confirmations and Account Statements 9 Accounts with Low Balances 9 Voting Rights 9 Tax Information 9 Federal Income Tax 9 State and Local Taxes 9 Other Classes of Shares 10 Performance Information 10 Financial Highlights--Institutional Service Shares 11 Financial Statements 12 Report of Independent Public Accountants 23


SUMMARY OF FUND EXPENSES

                        CASH II SHARES SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or              None
 redemption proceeds, as applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.18%
 12b-1 Fee (after waiver)(2)                                                                  0.16%
 Total Other Expenses                                                                         0.41%
     Shareholder Services Fee                                                          0.25%
 Total Operating Expenses(3)                                                                  0.75%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.50%.

(2) The 12b-1 fee has been reduced to reflect the voluntary waiver of a portion of the 12b-1 fee. The distributor can terminate this voluntary waiver at any time at its sole discretion. The maximum 12b-1 fee is 0.25%.

(3) The total operating expenses would have been 1.16% absent the voluntary waivers of portions of the management fee and the 12b-1 fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Cash II Shares of the Trust will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                                                                                         $8
 3 years                                                                                        $24
 5 years                                                                                        $42
 10 years                                                                                       $93

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


FINANCIAL HIGHLIGHTS-- CASH II SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 23.

                                                                                 PERIOD ENDED
                                                                                   JULY 31,
                                                                                    1997(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                                        $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                                                       0.04
 LESS DISTRIBUTIONS
   Distributions from net investment income                                                   (0.04)
 NET ASSET VALUE, END OF PERIOD                                                              $ 1.00
 TOTAL RETURN (B)                                                                             4.14%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                                                   0.75%*
   Net investment income                                                                      4.84%*
   Expense waiver/ reimbursement(c)                                                           0.41%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                                                 $725,267

* Computed on an annualized basis.

(a) Reflects operations for the period from September 27, 1996 (date of initial public offering) to July 31, 1997.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)


GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Cash II Shares and Institutional Service Shares. This prospectus relates only to Cash II Shares of the Fund, which are designed primarily for the retail customers of financial institutions as a convenient means of accumulating an interest in a professionally managed portfolio investing in short-term money market securities. A minimum initial investment of $25,000 over a 90-day period is
required except for retirement plans.      The Fund attempts to stabilize the
value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is stability of principal and current income consistent with stability of principal. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing in a portfolio of money market instruments maturing in 13 months or less. The average maturity of the money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may not be changed by the Trustees without shareholder approval.

ACCEPTABLE INVESTMENTS

The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations ("NRSROs") or are of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

   * instruments of domestic and foreign banks and savings and loans (such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances) if they have capital, surplus, and undivided profits of over $100,000,000, or if the principal amount of the instrument is insured by the Bank Insurance Fund ("BIF") which is administered by the Federal Deposit Insurance Corporation ("FDIC") or the Savings Association Insurance Fund ("SAIF") which is administered by the FDIC. These instruments may include Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs"), and Eurodollar Time Deposits ("ETDs");

   * commercial paper rated A-1 by Standard & Poor's Ratings Group, Prime-1 by Moody's Investors Service, Inc., or F-1 by Fitch Investors Service, and unrated but of comparable quality, including Canadian Commercial Paper ("CCPs") and Europaper.

   * marketable obligations issued or guaranteed by the U.S. government, its agencies, or instrumentalities; and
   * repurchase agreements.

The Fund invests only in instruments denominated and payable in U.S.
dollars.

REPURCHASE AGREEMENTS

Certain securities in which the Fund invests may be purchased pursuant to repurchase agreements. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U. S. government securities or certificates of deposit to the Fund and agree, at the time of sale, to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. The Fund or its custodian will take possession of the securities subject to repurchase agreements and these securities will be marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

CREDIT ENHANCEMENT

Certain of the Fund's acceptable investments may be credit-enhanced by a guaranty, letter of credit, or insurance. Any bankruptcy, receivership, default or change in the credit quality of the party providing the credit enhancement will adversely affect the quality and marketability of the underlying security and could cause losses to the Fund and affect its share price.

DEMAND FEATURES

As a matter of non-fundamental policy, the Fund may acquire securities that are subject to puts and standby commitments ("demand features") to purchase the securities at their principal amount (usually with accrued interest) within a fixed period (usually seven days) following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities, or by another third party, and may not be transferred separately from the underlying security. The Fund uses these arrangements to provide the Fund with liquidity and not to protect against changes in the market value of the underlying securities. The bankruptcy, receivership, or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security. Demand features that are exercisable even after a payment default on the underlying security may be treated as a form of credit enhancement.


WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase short-term U.S. government obligations on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The Fund engages in when-issued and delayed delivery transactions only for the purpose of acquiring portfolio securities consistent with the Fund's investment objective and policies, not for investment leverage. In when-issued and delayed delivery transactions, the Fund relies on the seller to complete the transaction. The seller's failure to deliver the securities may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

As a matter of operating policy, the Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such commitments.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in restricted securities and as a matter of fundamental investment policy which may not be changed without shareholder approval, will limit such investments to 10% of its net assets. This restriction is not applicable to commercial paper issued under Section 4(2) of the Securities Act of 1933. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. In addition, as a matter of fundamental policy, the Fund will limit investments in illiquid securities, including restricted securities determined not to be liquid and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets. Certain instruments in which the Fund may invest, such as ETDs and repurchase agreements with maturities of more than seven days, could be considered illiquid.

INVESTMENT RISKS


ECDs, ETDs, Yankee CDs, Canadian Commercial Paper, and Europaper are subject to different risks than domestic obligations of domestic banks or corporations. Examples of these risks include international economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing entity, and the possible impact of interruptions in the flow of international currency transactions. Risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping, and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 10% of the value of its total assets to secure such borrowings. These investment limitations cannot be changed without shareholder approval.


FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Management, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

ADVISORY FEES

The adviser receives an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

ADVISER'S BACKGROUND

Federated Management, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of
Federated Investors.     Federated Management and other subsidiaries of
Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions nationwide.

Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.


DISTRIBUTION OF CASH II SHARES

Federated Securities Corp. is the principal distributor for Cash II Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

Under a distribution plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"), the distributor may be paid a fee by the Fund in an amount computed at an annual rate of up to 0.25% of the average daily net asset value of the Fund. The distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers to provide sales services or distribution-related support services as agents for their clients or customers.

The Plan is a compensation-type Plan. As such, the Fund makes no payments to the distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the distributor, including amounts expended by the distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses. However, the distributor may be able to recover such amounts or may earn a profit from future payments made by the Fund
under the Plan.     In addition, the Fund has entered into a Shareholder
Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares to obtain certain personal services for shareholders and to maintain shareholder accounts. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Distribution Plan and Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:
 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%       on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.


NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Cash II Shares from the value of Fund assets attributable to Cash II Shares, and dividing the remainder by the number of Cash II Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 5:00 p.m. (Eastern time), Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days which the New York Stock Exchange is open for business. Shares may be purchased as described below, either through a financial institution (such as a bank or broker/dealer) or by wire or by check directly from the Fund, with a minimum initial investment of $25,000 or more over a 90-day period. Financial institutions may impose different minimum investment requirements on their customers.

In connection with any sale, Federated Securities Corp. may from time to time offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request. An account must be established at a financial institution or by completing, signing, and returning the new account form available from the Fund before shares can be purchased.

PURCHASING SHARES THROUGH A FINANCIAL INSTITUTION

Investors may purchase shares through a financial institution which has a sales agreement with the distributor. Orders are considered received when the Fund receives payment by wire or converts payment by check from the financial institution into federal funds. It is the financial institution's responsibility to transmit orders promptly. Financial institutions may charge additional fees for their services.

PURCHASING SHARES BY WIRE

Shares may be purchased by wire by calling the Fund before 5:00 p.m. Eastern time to place an order. The order is considered received immediately. Payment by federal funds must be received before 5:00 p.m. Eastern time in order to begin earning dividends that same day. Federal funds should be wired as follows:
Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA; Attention: EDGEWIRE; For Credit to: Automated Cash Management Trust--Cash II Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to Automated Cash Management Trust--Cash II Shares. Please include an account number on the check. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

BY DIRECT DEPOSIT

Shareholders of the Fund may have their Social Security, Railroad Retirement, VA Compensation or Pension, Civil Service Retirement, and certain other retirement payments invested directly into their Fund account. Shareholders must complete an application and file it with Federated Shareholder Services Company prior to use of this program. Allow 60 to 90 days for the application to be processed.

AUTOMATIC INVESTMENTS

Investors may establish accounts with their financial institutions to have cash accumulations automatically invested in the Fund. The investments may be made on predetermined dates or when the investor's account reaches a certain level. Participating financial institutions are responsible for prompt transmission of orders relating to the program, and they may charge for their services. Investors should read this prospectus along with the financial institution's
agreement or literature describing these services and fees.     SUBACCOUNTING
SERVICES

Financial institutions are encouraged to open single master accounts. A subaccounting system is available through the transfer agent to minimize internal recordkeeping requirements. The transfer agent charges a fee based on the level of subaccounting services rendered. Financial institutions may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services provided which may be related to the ownership of Fund shares. This prospectus should, therefore, be read together with any agreement between the customer and the financial institution with regard to the services provided, the fees charged for those services, and any restrictions and limitations imposed.

SPECIAL PURCHASE FEATURES

SYSTEMATIC INVESTMENT PROGRAM

A minimum of $100 can be automatically withdrawn periodically from the shareholder's checking account at an Automated Clearing House ("ACH") member and invested in Fund shares. Shareholders should contact their financial institution or the Fund to participate in this program.


HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.


REDEEMING SHARES THROUGH A FINANCIAL INSTITUTION

Shares may be redeemed by contacting the shareholder's financial institution. Shares will be redeemed at the net asset value next determined after Federated Shareholder Services Company receives the redemption request. According to the shareholder's instructions, redemption proceeds can be sent to the financial institution or to the shareholder by check or by wire. The financial institution is responsible for promptly submitting redemption requests and providing proper written redemption instructions. Customary fees and commissions may be charged by the financial institution for this service.

REDEEMING SHARES BY TELEPHONE

Redemptions in minimum amounts of $1,000 may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 5:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redeemed shares purchased by check or through ACH will not be wired until that method of payment has cleared. Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone
number listed on your account statement.      Telephone instructions may be
recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

SPECIAL REDEMPTION FEATURES

CHECK WRITING

Upon request, a checking account will be established to allow shareholders to redeem their Fund shares. Shareholder accounts will continue to receive the daily dividend declared on the shares to be redeemed until the check is presented to UMB Bank, N.A., the bank responsible for administering the check writing program, for payment. However, checks should never be made payable or sent to UMB Bank, N.A. or the Fund to redeem shares, and a check may not be written to close an account.

DEBIT CARD

Upon request, a debit account will be established. This account allows shareholders to redeem shares by using a debit card. A fee will be charged to the account for this service.

SYSTEMATIC WITHDRAWAL PROGRAM

If a shareholder's account has a value of at least $25,000, other than retirement accounts subject to required minimum distributions, a systematic withdrawal program may be established whereby automatic redemptions are made from the account and transferred electronically to any commercial bank, savings bank, or credit union that is an ACH member. Shareholders may apply for participation in this program through their financial institutions or the Fund.


ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 5:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.


CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $10,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of those jurisdictions.

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to retail and private banking customers of financial institutions and are subject to a minimum initial investment of $25,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed
reinvestment.     Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on page 23.


                                           THREE
                                           MONTHS
                       YEAR ENDED          ENDED
                         JULY 31,         JULY 31,                       YEAR ENDED APRIL 30,
                     1997       1996       1995(A)     1994     1993       1992       1991      1990     1989     1988     1987
 NET ASSET VALUE,     $ 1.00     $ 1.00     $ 1.00   $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00  $ 1.00   $ 1.00   $ 1.00
 BEGINNING OF
 PERIOD
 INCOME FROM
 INVESTMENT
 OPERATIONS
   Net investment       0.05       0.05       0.01     0.03      0.03       0.05       0.07       0.08    0.08     0.07     0.06
   income
 LESS
 DISTRIBUTIONS
   Distributions       (0.05)     (0.05)     (0.01)   (0.03)    (0.03)     (0.05)     (0.07)     (0.08)  (0.08)   (0.07)   (0.06)
   from net
   investment income
 NET ASSET VALUE,     $ 1.00     $ 1.00     $ 1.00   $ 1.00    $ 1.00     $ 1.00     $ 1.00     $ 1.00  $ 1.00   $ 1.00   $ 1.00
 END OF PERIOD
 TOTAL RETURN(B)        5.09%      5.20%      1.42%    2.84%     3.11%      5.02%      7.52%      8.69%   8.20%    6.72%    6.00%
 RATIOS TO AVERAGE
 NET ASSETS
   Expenses             0.58%      0.57%     0.57%*    0.57%     0.56%      0.56%      0.55%      0.55%   0.55%    0.55%    0.55%
   Net investment       4.97%      5.08%     5.60%*    2.80%     3.07%      4.88%      7.23%      8.32%   7.93%    6.53%    5.82%
   income
   Expense waiver/      0.33%      0.31%     0.40%*    0.07%     0.04%      0.03%      0.12%      0.09%   0.10%    0.04%    0.04%
 reimbursement(c)
 SUPPLEMENTAL DATA
   Net assets,
   end of period   $1,378,982 $1,274,419 $1,141,043 $975,453 $1,172,170 $1,220,212 $1,464,710 $1,164,013 $943,136$924,558 $867,725
   (000 omitted)

* Computed on an annualized basis.

(a) For the period from May 1, 1995 to July 31, 1995, the Fund was reorganized into Money Market Obligations Trust effective July 30, 1994. The Fund changed its fiscal year-end from April 30, to July 31, effective October 27, 1994.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.


(See Notes which are an integral part of the Financial Statements) PORTFOLIO OF INVESTMENTS

AUTOMATED CASH MANAGEMENT TRUST

JULY 31, 1997



      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--39.3%
 BANKING--15.2%
 $         23,000,000 ABN AMRO Bank N.V., Amsterdam, 5.793%, 1/5/1998              $     22,435,280
           10,000,000 ABN AMRO N.A., Finance, Inc., (Guaranteed by ABN AMRO Bank          9,880,209
                      N.V., Amsterdam), 5.921%, 10/15/1997
           37,000,000 Abbey National N.A. Corp., (Guaranteed by Abbey National           36,787,843
                      Bank PLC, London), 5.419%-5.869%, 8/21/1997-10/10/1997
           10,000,000 Bank of Nova Scotia, Toronto, 5.661%, 9/17/1997                     9,927,150
           27,000,000 Canadian Imperial Holdings, Inc., (Guaranteed by Canadian          26,831,832
                      Imperial Bank of Commerce, Toronto), 5.424%--5.681%,
                      8/25/1997 - 10/1/1997
           25,000,000 Cregem North America, Inc., (Guaranteed by Credit Communal         24,828,400
                      de Belgique, Brussels), 5.660% - 5.680%, 9/9/1997 -
                      9/22/1997
           23,000,000 Den Danske Corp., Inc., (Guaranteed by Den Danske Bank             22,575,160
                      A/S), 5.821% - 5.858%, 11/26/1997
           15,000,000 Glencore Finance (Berumda) Ltd., 5.680%, 9/11/1997                 14,904,333
           30,000,000 Lloyds Bank PLC, London, 5.773% - 5.857%, 10/9/1997 -              29,485,789
                      12/29/1997
           18,000,000 PEMEX Capital, Inc., (Swiss Bank Corp., Basle LOC), 5.449%,        17,973,476
                      8/11/1997
           20,000,000 Societe Generale North America, Inc., (Guaranteed by               19,789,307
                      Societe Generale, Paris), 5.604% - 5.920%, 9/10/1997 -
                      11/3/1997
           60,000,000 Svenska Handelsbanken, Inc., (Guaranteed by Svenska                59,327,808
                      Handelsbanken, Stockholm), 5.672% - 5.920%, 8/22/1997 -
                      12/2/1997
           10,000,000 Toronto Dominion Holdings (USA), Inc., (Guaranteed by               9,786,484
                      Toronto-Dominion Bank), 5.730%, 12/17/1997
           15,000,000 Westpac Capital Corp., (Guaranteed by Westpac Banking Corp.        14,977,875
                      Ltd.), 5.455%, 8/11/1997
                          TOTAL                                                         319,510,946
 BROKERAGE--2.4%
           50,000,000 Merrill Lynch & Co., Inc., 5.628% - 5.762%, 8/18/1997 -            49,687,578
                      10/6/1997
 FINANCE - AUTOMOTIVE--0.7%
           15,000,000 Ford Motor Credit Corp., 5.467%, 8/7/1997                          14,986,700
 FINANCE - COMMERCIAL--13.7%
           20,000,000 Asset Securitization Cooperative Corp., 5.717% - 5.825%,           19,687,670
                      8/18/1997 - 12/9/1997
           58,000,000 Beta Finance, Inc., 5.660% - 5.920%, 8/7/1997 - 11/10/1997         57,538,315
           17,000,000 CXC, Inc., 5.578% - 5.680%, 8/19/1997 - 10/23/1997                 16,853,594
           10,000,000 Falcon Asset Securitization Corp., 5.580%, 10/27/1997               9,867,083
           23,000,000 General Electric Capital Corp., 5.465% - 5.709%, 8/11/1997         22,601,990
                      - 1/15/1998
           76,304,000 Greenwich Funding Corp., 5.577% - 5.745%, 8/11/1997 -              75,902,232
                      10/23/1997


AUTOMATED CASH MANAGEMENT TRUST


      PRINCIPAL
       AMOUNT                                                                           VALUE

 (A)COMMERCIAL PAPER--CONTINUED
 FINANCE - COMMERCIAL--CONTINUED
 $         50,525,000 PREFCO-Preferred Receivables Funding Co., 5.596% - 5.941%,   $     49,970,742
                      9/4/1997 - 11/12/1997
           35,350,000 Sheffield Receivables Corp., 5.650% - 5.681%, 9/5/1997 -           35,109,458
                      9/23/1997
                          TOTAL                                                         287,531,084
 FINANCE - RETAIL--3.7%
           60,000,000 Associates Corp. of North America, 5.596% - 5.851%,                59,865,067
                      8/1/1997 - 10/28/1997
           20,000,000 New Center Asset Trust, A1+/P1 Series, 5.690% - 5.939%,            19,813,942
                      9/3/1997 - 10/24/1997
                          TOTAL                                                          79,679,009
 INSURANCE--1.7%
           25,000,000 AIG Funding, Inc., (Guaranteed by AIG), 5.851%, 8/1/1997           25,000,000
           10,000,000 CommoLoCo, (Guaranteed by American General Corp.), 5.964%,          9,860,075
                      10/27/1997
                          TOTAL                                                          34,860,075
 OIL & OIL FINANCE--1.9%
           40,000,000 Koch Industries, Inc., 5.901%, 8/1/1997                            40,000,000
                          TOTAL COMMERCIAL PAPER                                        826,255,392
 SHORT-TERM NOTES--6.4%
 BANKING--1.6%
           24,100,000 (e)SALTS II Cayman Islands Corp. (Bankers Trust                    24,100,000
                      International Swap Agreement), 5.863%, 9/18/1997
           10,000,000 (e)SALTS III Cayman Islands Corp. (Bankers Trust                   10,000,000
                      International Swap Agreement), 6.065%, 12/18/1997
                          TOTAL                                                          34,100,000
 BROKERAGE--1.0%
           20,000,000 (e)Goldman Sachs & Co., 5.670%, 10/28/1997                         20,000,000
 FINANCE - AUTOMOTIVE--2.7%
           12,690,615 Chase Manhattan Auto Owner Trust 1997-A, 5.545%, 4/10/1998         12,690,615
           16,732,838 Chase Manhattan Auto Owner Trust 1997-B, 5.744%, 7/10/1998         16,732,838
            9,574,260 Ford Credit Auto Lease Trust 1996-1, 5.451%, 11/15/1997             9,573,982
           14,390,736 Navistar Financial Corp. Owner Trust 1997-A, 5.841%,               14,390,736
                      5/15/1998
            2,580,954 Olympic Automobile Receivables Trust 1997-A (FSA                    2,580,954
                      Guaranteed), 5.500%, 3/15/1998
                          TOTAL                                                          55,969,125
 FINANCE - COMMERCIAL--0.1%
            3,530,859 (e)Cargill Lease Receivables Trust 1996-A, 5.613%,                  3,530,859
                      12/20/1997
 FINANCE - EQUIPMENT--1.0%
            3,468,152 Capita Equipment Receivables Trust 1996-1, 5.600%,                  3,468,152
                      10/15/1997


AUTOMATED CASH MANAGEMENT TRUST


      PRINCIPAL
       AMOUNT                                                                           VALUE

 SHORT-TERM NOTES--CONTINUED
 FINANCE - EQUIPMENT--CONTINUED
 $         18,242,118 Copelco Capital Funding Corp. X 1997-A, 5.809%, 7/20/1998    $     18,242,118
                          TOTAL                                                          21,710,270
                          TOTAL SHORT-TERM NOTES                                        135,310,254
 CERTIFICATES OF DEPOSIT--5.6%
 BANKING--5.6%
           15,000,000 Australia & New Zealand Banking Group, Melbourne, 5.420%,          15,000,148
                      8/20/1997
           15,000,000 National Australia Bank, Ltd., Melbourne, 5.505%, 8/6/1997         15,000,010
           77,000,000 Societe Generale, Paris, 5.430% - 5.920%, 8/11/1997 -              76,995,262
                      7/16/1998
           10,000,000 Svenska Handelsbanken, Stockholm, 5.690%, 9/9/1997                 10,000,088
                          TOTAL CERTIFICATES OF DEPOSIT                                 116,995,508
 (B) VARIABLE RATE INSTRUMENTS--26.7%
 BANKING--10.8%
            3,560,000 Arapahoe Water & Sanitation District, Arapahoe County, CO,          3,560,000
                      Series 1997A, (Banque Nationale de Paris (Canada) LOC),
                      6.000%, 12/1/1997
           60,000,000 Bank One, Milwaukee, WI N.A., 5.510%, 8/5/1997                     59,991,826
            6,000,000 Beverly California Corp., (PNC Bank, N.A. LOC), 5.690%,             6,000,000
                      8/4/1997
            5,300,000 Development Authority of Richmond Cty, GA, (PNC Bank, N.A.          5,300,000
                      LOC), 5.690%, 8/4/1997
           60,000,000 Liquid Asset Backed Securities Trust, Series 1996-3,               60,000,000
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.700%, 8/15/1997
           25,000,000 Liquid Asset Backed Securities Trust, Series 1997-1,               25,000,000
                      (Westdeutsche Landesbank Girozentrale Swap Agreement),
                      5.680%, 8/15/1997
            6,700,000 Massachusetts IFA, (Kendell Square), (PNC Bank, N.A. LOC),          6,700,000
                      5.650%, 8/7/1997
           48,802,141 Rabobank Optional Redemption Trust, Series 1997-101,               48,802,141
                      5.750%, 8/15/1997
            4,000,000 SMM Trust, Series 1996-B, (Morgan Guaranty Trust Co., New           4,000,000
                      York Swap Agreement), 5.738%, 8/1/1997
            2,765,000 Vista Funding Corp., Series 1996-A, (Bank One, Ohio, N.A.           2,765,000
                      LOC), 5.640%, 8/7/1997
            5,250,000 Wendys of Las Vegas and San Antonio, (Huntington National           5,250,000
                      Bank, Columbus, OH LOC), 5.650%, 8/6/1997
                          TOTAL                                                         227,368,967
 ELECTRICAL EQUIPMENT--1.3%
            2,916,325 GE Engines RPP Trust -1995-1, Series B, 5.620%, 8/4/1997            2,916,325
            3,500,812 Marta Leasing Ltd., (Guaranteed by General Electric Co.),           3,500,812
                      5.690%, 8/4/1997
           20,181,046 Northwest Airlines, Inc., (Guaranteed by General Electric          20,181,046
                      Co.), 5.580%, 8/4/1997
                          TOTAL                                                          26,598,183


AUTOMATED CASH MANAGEMENT TRUST

      PRINCIPAL
       AMOUNT                                                                           VALUE

 (B) VARIABLE RATE INSTRUMENTS--CONTINUED
 FINANCE - RETAIL--1.4%
 $         30,000,000 Carco Auto Loan Master Trust 1993-2, (Series 1993-2 Class    $     30,000,000
                      A1), 5.695%, 8/15/1997
 INSURANCE--13.2%
           54,500,000 General American Life Insurance Co., 5.872%, 8/21/1997             54,500,000
           30,000,000 (e)Jackson National Life Insurance Company, 5.900%,                30,000,000
                      8/1/1997
           69,031,145 Liquid Asset Backed Securities Trust, Series 1997-3 Senior         69,031,145
                      Notes, (Westdeutsche Landesbank Girozentrale Swap
                      Agreement, Guaranteed by AMBAC), 5.751%, 9/28/1997
           25,000,000 (e)Peoples Security Life Insurance Company, 5.840%,                25,000,000
                      8/1/1997
           25,000,000 (e)SunAmerica Life Insurance Company, 5.788%, 8/1/1997             25,000,000
           30,000,000 Transamerica Occidental Life Insurance Company, 5.859%,            30,000,000
                      8/6/1997
           44,000,000 (e)Travelers Insurance Company, 5.841%, 8/20/1997                  44,000,000
                          TOTAL                                                         277,531,145
                          TOTAL VARIABLE RATE INSTRUMENTS                               561,498,295
 (A) TIME DEPOSITS--5.4%
 BANKING--5.4%
           35,000,000 Mellon Bank N.A., Pittsburgh, 5.813%, 8/1/1997                     35,000,000
           25,000,000 Royal Bank of Canada, Montreal, 5.813%, 8/1/1997                   25,000,000
           53,800,000 Toronto-Dominion Bank, 5.813%, 8/1/1997                            53,800,000
                          TOTAL TIME DEPOSITS                                           113,800,000
 (C) REPURCHASE AGREEMENTS--16.6%
           50,300,000 Bear, Stearns and Co., 5.770%, dated 7/31/1997, due                50,300,000
                      8/1/1997
           50,000,000 Chase Government Securities, Inc., 5.870%, dated 7/31/1997,        50,000,000
                      due 8/1/1997
           75,000,000 Goldman Sachs Group, LP, 5.850%, dated 7/31/1997, due              75,000,000
                      8/1/1997
           25,000,000 Greenwich Capital Markets, Inc., 5.850%, dated 7/31/1997,          25,000,000
                      due 8/1/1997
           75,000,000 HSBC Securities, Inc., 5.850%, dated 7/31/1997, due                75,000,000
                      8/1/1997
           50,000,000 Toronto Dominion Securities (USA) Inc., 5.850%, dated              50,000,000
                      7/31/1997, due 8/1/1997
           25,000,000 UBS Securities, Inc., 5.770%, dated 7/31/1997, due 8/1/1997        25,000,000
                          TOTAL REPURCHASE AGREEMENTS                                   350,300,000
                          TOTAL INVESTMENTS (AT AMORTIZED                           $ 2,104,159,449
                          COST)(D)

(a) Each issue shows the rate of discount at the time of purchase.

(b) Variable rate securities with current rate and next demand date.

(c) The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of the portfolio. The investments in the repurchase agreements are through participation in joint accounts with other Federated funds.

(d) Also represents cost for federal tax purposes.

(e) Denotes a restricted security which is subject to restrictions on resale under Federal Securities laws. At July 31, 1997, these securities amounted to $181,630,859 which represents 8.6% of net assets.

Note: The categories of investments are shown as a percentage of net assets ($2,104,248,881) at July 31, 1997. The following acronyms are used throughout this portfolio:

AMBAC --American Municipal Bond Assurance Corporation FSA --Financial Security Assurance IFA --Industrial Finance Authority LOC --Letter of Credit LP --Limited
Partnership PLC --Public Limited Company      (See Notes which are an integral
part of the Financial Statements)

STATEMENT OF ASSETS AND LIABILITIES

AUTOMATED CASH MANAGEMENT TRUST

JULY 31, 1997

 ASSETS:
 Investments in repurchase agreements                              $   350,300,000
 Investments in securities                                           1,753,859,449
 Total investments in securities, at amortized cost and value                       $ 2,104,159,449
 Cash                                                                                       335,977
 Income receivable                                                                        5,060,100
 Receivable for shares sold                                                               1,460,117
   Total assets                                                                       2,111,015,643
 LIABILITIES:
 Payable for shares redeemed                                             2,303,403
 Income distribution payable                                             3,546,669
 Accrued expenses                                                          916,690
   Total liabilities                                                                      6,766,762
 Net Assets for 2,104,248,881 shares outstanding                                    $ 2,104,248,881
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SERVICE SHARES:
 $1,378,981,952 / 1,378,981,952 shares outstanding                                            $1.00
 CASH II SHARES:
 $725,266,929 / 725,266,929 shares outstanding                                                $1.00

(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

AUTOMATED CASH MANAGEMENT TRUST

YEAR ENDED JULY 31, 1997



 INVESTMENT INCOME:
 Interest                                                                             $ 103,384,706
 EXPENSES:
 Investment advisory fee                                               $   9,287,875
 Administrative personnel and services fee                                 1,402,868
 Custodian fees                                                              180,901
 Transfer and dividend disbursing agent fees and                             725,675
 expenses
 Directors'/Trustees' fees                                                    13,201
 Auditing fees                                                                17,750
 Legal fees                                                                   33,194
 Portfolio accounting fees                                                   139,790
 Distribution services fee--Cash II Shares                                 1,245,101
 Shareholder services fee--Institutional Service                           3,398,836
 Shares
 Shareholder services fee--Cash II Shares                                  1,245,101
 Share registration costs                                                    321,222
 Printing and postage                                                         49,595
 Insurance premiums                                                           12,418
 Taxes                                                                        46,010
 Miscellaneous                                                                10,632
   Total expenses                                                         18,130,169
 Waivers --
   Waiver of investment advisory fee                   $ (5,899,812)
   Waiver of distribution services fee--Cash II            (438,145)
 Shares
   Waiver of shareholder services fee--Institutional        (95,168)
 Service Shares
     Total waivers                                                        (6,433,125)
       Net expenses                                                                      11,697,044
         Net investment income                                                        $  91,687,662

(See Notes which are an integral part of the Financial Statements) STATEMENT OF CHANGES IN NET ASSETS

AUTOMATED CASH MANAGEMENT TRUST


                                                                      YEAR ENDED JULY 31,
                                                                1997                  1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                    $      91,687,662   $     64,070,284
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Service Shares                                 (67,586,616)       (64,070,284)
   Cash II Shares                                               (24,101,046)                 --
     Change in net assets resulting from distributions          (91,687,662)       (64,070,284)
 to shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                10,582,198,767      7,830,763,212
 Net asset value of shares issued to shareholders in             63,190,890         37,792,484
 payment of distributions declared
 Cost of shares redeemed                                     (9,815,560,140)    (7,735,179,515)
   Change in net assets resulting from share                    829,829,517        133,376,181
 transactions
     Change in net assets                                       829,829,517        133,376,181
 NET ASSETS:
 Beginning of period                                          1,274,419,364      1,141,043,183
 End of period                                            $   2,104,248,881   $  1,274,419,364

(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

AUTOMATED CASH MANAGEMENT TRUST

JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Automated Cash Management Trust (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is stability of principal and current income consistent with stability of principal.

The Fund offers two classes of shares: Institutional Service Shares and Cash II Shares.

Effective September 27, 1996, the Trust added Cash II Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

REPURCHASE AGREEMENTS

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank's vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement's collateral to ensure that the value of collateral at least equals the repurchase price to be paid under the repurchase agreement transaction.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees (the "Trustees"). Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

RESTRICTED SECURITIES

Restricted securities are securities that may only be resold upon registration under federal securities laws or in transactions exempt from such registration. Many restricted securities may be resold in the secondary market in transactions exempt from registration. In some cases, the restricted securities may be resold without registration upon exercise of a demand feature. Such restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. Restricted securities are valued at amortized cost in accordance with Rule 2a-7
under the Investment Company Act of 1940.     Additional information on each
restricted security held at July 31, 1997 is as follows:

 SECURITY                                   ACQUISITION DATE  ACQUISITION COST
 Cargill Lease Receivables Trust 1996-A,        12/17/1996      $ 3,530,859
 5.613%
 Goldman Sachs & Co., 5.670%                     7/28/1997       20,000,000
 Jackson National Life Insurance Company,        4/25/1997       30,000,000
 5.900%
 Peoples Security Life Insurance Company,         7/8/1997       25,000,000
 5.840%
 SALTS II Cayman Islands Corp., 5.863%           6/11/1997       24,100,000
 SALTS III Cayman Islands Corp., 6.065%           6/5/1997       10,000,000
 SunAmerica Life Insurance Company, 5.788%       9/13/1996       25,000,000
 Travelers Insurance Company, 5.841%             2/20/1997       44,000,000


USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $2,104,248,881. Transactions in capital stock were as follows:


                                                                                YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                                1997           1996
 Shares sold                                                             7,323,418,360      7,830,763,212
 Shares issued to shareholders in payment of distributions declared         41,494,370         37,792,484
 Shares redeemed                                                        (7,260,350,142)    (7,735,179,515)
   Net change resulting from Institutional Service Share                   104,562,588        133,376,181
 transactions
                                                                         PERIOD ENDED        YEAR ENDED
                                                                           JULY 31,           JULY 31,
 CASH II SHARES                                                            1997(A)              1996
 Shares sold                                                            3,258,780,407                 --
 Shares issued to shareholders in payment of distributions declared        21,696,520                 --
 Shares redeemed                                                       (2,555,209,998)                --
   Net change resulting from Cash II Share transactions                   725,266,929                 --
     Net change resulting from share transactions                         829,829,517        133,376,181

(a) For the period from September 27, 1996 (date of initial public offering) through July 31, 1997.


INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Management, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.50% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

DISTRIBUTION SERVICES FEE

The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. ("FSC"), the principal distributor, from the net assets of the Fund to finance activities intended to result in the sale of the Fund's Cash II Shares. The Plan provides that the Fund may incur distribution expenses up to 0.25% of the average daily net assets of Cash II Shares, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC") serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST (Automated Cash Management Trust):

We have audited the accompanying statement of assets and liabilities of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the two years in the period then ended, and for the period from May 1, 1995, to July 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for Automated Cash Management Trust--Institutional Service Shares for the periods ended April 30, 1987, through April 30, 1994, were audited by other auditors whose report dated June 9, 1994, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Automated Cash Management Trust (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the two years in the period then ended and for the period from May 1, 1995, to July 31, 1995, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997


NOTES

[Graphic]
Federated Investors

Automated Cash Management Trust
Cash II Shares

PROSPECTUS

SEPTEMBER 30, 1997


A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

AUTOMATED CASH MANAGEMENT TRUST CASH II SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779
DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
INVESTMENT ADVISER
Federated Management
Federated Investors Tower
Pittsburgh, PA 15222-3779
CUSTODIAN
State Street Bank and Trust Company

P.O. Box 8600

Boston, MA 02266-8600
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600
INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 60934N831
G00554-03-CII (9/97)

[Graphic]


AUTOMATED CASH MANAGEMENT TRUST

(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)

CASH II SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Automated Cash Management Trust (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling
1-800-341-7400.      FEDERATED INVESTORS TOWER

PITTSBURGH, PA 15222-3779

Statement dated September 30, 1997

[Graphic]

Federated Investors
Federated Securities Corp., Distributor

Cusip 60934N864
Cusip 60934N831

G00554-02 (9/97)

TABLE OF CONTENTS

 FUND HISTORY 1 INVESTMENT POLICIES 1 Acceptable Investments 1 U.S. Government Securities 1 Bank Instruments 1 Ratings 1 When-Issued and Delayed Delivery Transactions 1 Repurchase Agreements 1 Restricted and Illiquid Securities 2 Reverse Repurchase Agreements 2 Credit Enhancement 2 INVESTMENT LIMITATIONS 2 Selling Short and Buying on Margin 2 Issuing Senior Securities and Borrowing Money 2 Pledging Assets 3 Lending Cash or Securities 3 Investing in Commodities, Minerals, or Real Estate 3 Underwriting 3 Concentration of Investments 3 Acquiring Securities 3 Diversification of Investments 3 Investing in Restricted Securities 3 Investing in New Issuers 3 Investing in Options 3 Investing in Issuers Whose Securities are Owned by Officers and Trustees 3 Regulatory Compliance 4 MONEY MARKET OBLIGATIONS TRUST MANAGEMENT 5 Share Ownership 8 Trustees Compensation 9 Trustee Liability 9 INVESTMENT ADVISORY SERVICES 9 Investment Adviser 9 Advisory Fees 10 BROKERAGE TRANSACTIONS 10 OTHER SERVICES 10 Fund Administration 10 Custodian and Portfolio Accountant 10 Transfer Agent 11 Independent Public Accountants 11 Distribution Plan and Shareholder Services 11 DETERMINING NET ASSET VALUE 11 REDEMPTION IN KIND 12 MASSACHUSETTS PARTNERSHIP LAW 12 THE FUND'S TAX STATUS 12 PERFORMANCE INFORMATION 12 Yield 12 Effective Yield 12 Total Return 13 Performance Comparisons 13 Economic and Market Information 13 ABOUT FEDERATED INVESTORS 13 Mutual Fund Market 14 Institutional Clients 14 Bank Marketing 14 Broker/Dealers and Bank Broker/Dealer Subsidiaries 14

FUND HISTORY

Effective July 30, 1994, Automated Cash Management Trust was reorganized into an investment portfolio of Money Market Obligations Trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, management investment company. The Trust consists of six diversified portfolios.

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may not be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS

When determining whether a security presents minimal credit risks, the investment adviser will consider the creditworthiness of: the issuer of the security; the issuer of any demand feature applicable to the security; or any guarantor of either the security or any demand feature.

U.S. GOVERNMENT SECURITIES

The types of U.S. government securities in which the Fund may invest generally include direct obligations of the U.S. Treasury (such as U.S. Treasury bills, notes, and bonds) and obligations issued or guaranteed by U.S. government agencies or instrumentalities. These securities are backed by:

   * the full faith and credit of the U.S. Treasury;
   * the issuer's right to borrow from the U.S. Treasury;
   * the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities; or
   * the credit of the agency or instrumentality issuing the obligations.

BANK INSTRUMENTS

The instruments of banks and savings associations whose deposits are insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"), such as certificates of deposit, demand and time deposits, savings shares, and bankers' acceptances, are not necessarily guaranteed by those organizations. In addition to domestic bank instruments, the Fund may invest in:
Eurodollar Certificates of Deposit issued by foreign branches of U.S. or foreign banks; Eurodollar Time Deposits, which are U.S. dollar-denominated deposits in foreign branches of U.S. or foreign banks; Canadian Time Deposits, which are U.S. dollar-denominated deposits issued by branches of major Canadian banks located in the United States; and Yankee Certificates of Deposit, which are U.S. dollar-denominated certificates of deposit issued by U.S. branches of foreign banks and held in the United States.

RATINGS

An NRSRO's highest rating category is determined without regard for sub-categories and gradations. For example, securities rated A-1 or A-1+ by Standard & Poor's Ratings Group ("S&P"), Prime-1 by Moody's Investors Service, Inc. ("Moody's"), or F-1 (+ or -) by Fitch Investors Service, Inc. ("Fitch") are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one NRSRO can be treated as being in the highest short-term rating category; currently, such securities must be rated by two NRSROs in their highest rating category. See "Regulatory Compliance."

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled.

REPURCHASE AGREEMENTS

The Fund or its custodian will take possession of the securities subject to repurchase agreements, and these securities will be marked to market daily. In the event that a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.

RESTRICTED AND ILLIQUID SECURITIES

The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) commercial paper is restricted as to disposition under federal securities law, and generally is sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) commercial paper normally is resold to other institutional investors like the Fund through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) commercial paper, thus providing liquidity. The Fund believes that Section 4(2) commercial paper and possibly certain other restricted securities which meet the criteria for liquidity established by the Trustees of the Fund are quite liquid. The Fund intends, therefore, to treat the restricted securities which meet the criteria for liquidity established by the Trustees, including Section 4(2) commercial paper, as determined by the Fund's investment adviser, as liquid and not subject to the investment limitation applicable to illiquid securities. In addition, because Section 4(2) commercial paper is liquid, the Fund intends to not subject such paper to the limitation applicable to restricted securities.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until
the transaction is settled.      CREDIT ENHANCEMENT     The Fund typically
evaluates the credit quality and ratings of credit-enhanced securities based upon the financial condition and ratings of the party providing the credit enhancement (the "credit enhancer"), rather than the issuer. However, credit-enhanced securities will not be treated as having been issued by the credit enhancer for diversification purposes unless the Fund has invested more than 10% of its assets in securities issued, guaranteed or otherwise credit enhanced by the credit enhancer, in which case the securities will be treated as having been issued by both the issuer and the credit enhancer. The Fund may have more than 25% of its total assets invested in securities credit enhanced by
banks.      INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any money market instruments short or purchase any money market instruments on margin but may obtain such short-term credits as may be necessary for clearance of purchases and sales of money market instruments.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings. In those cases, it may mortgage, pledge or hypothecate assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of
the borrowing.      LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold money market instruments, including repurchase agreements, permitted by its investment objective and policies.

INVESTING IN COMMODITIES, MINERALS, OR REAL ESTATE

The Fund will not invest in commodities, commodity contracts, oil, gas, or other mineral programs or real estate, except that it may purchase money market instruments issued by companies that invest in or sponsor interests.

UNDERWRITING

The Fund will not underwrite any issue of securities except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of restricted securities which the Fund may purchase pursuant to its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not purchase money market instruments if, as a result of such purchase, more than 25% of the value of its total assets would be invested in one industry. However, investing in bank instruments (such as time and demand deposits and certificates of deposit), U.S. government obligations, or instruments secured by these money market instruments, such as repurchase agreements, shall not be considered investments in any one industry.

ACQUIRING SECURITIES

The Fund will not acquire the voting securities of any issuer. It will not invest in securities issued by any other investment company, except as part of a merger, consolidation, or other acquisition. It will not invest in securities of a company for the purpose of exercising control or management.

DIVERSIFICATION OF INVESTMENTS

The Fund will not purchase securities issued by any one issuer having a value of more than 5% of the value of its total assets except cash or cash items, repurchase agreements, and U.S. government obligations.

INVESTING IN RESTRICTED SECURITIES

The Fund will not invest in securities which are subject to restrictions on resale under federal securities laws except that the Fund may invest up to 10% of its net assets in high-quality securities subject to such restrictions. This limitation is not applicable to commercial paper issued under Section 4(2) of
the Securities Act of 1933.      INVESTING IN NEW ISSUERS

The Fund will not invest more than 5% of the value of its total assets in money market instruments of unseasoned issuers, including their predecessors, that have been in operation for less than three years.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

INVESTING IN ISSUERS WHOSE SECURITIES ARE OWNED BY OFFICERS AND TRUSTEES     The
Fund will not purchase or retain the securities of any issuer if the officers and Trustees of the Trust or its investment adviser, owning individually more than 0.50 of 1% of the issuer's securities, together beneficially own more than 5% of the issuer's securities.

The above limitations cannot be changed without shareholder approval.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so
during the coming fiscal year.      REGULATORY COMPLIANCE     The Fund may
follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. For example, with limited exceptions, Rule 2a-7 prohibits the investment of more than 5% of the Fund's total assets in the securities of any one issuer, although the Fund's investment limitation only requires such 5% diversification with respect to 75% of its assets. The Fund will invest more than 5% of its assets in any one issuer only under the circumstances permitted by Rule 2a-7. The Fund also will determine the effective maturity of its investments, as well as its ability to consider a security as having received the requisite short-term ratings by NRSROs, according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of
its shareholders.      MONEY MARKET OBLIGATIONS TRUST MANAGEMENT     Officers
and Trustees are listed with their addresses, birthdates, present positions with
Money Market Obligations Trust, and principal occupations.      John F.
Donahue@* Federated Investors Tower Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd
571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board, and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies:

111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund.

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: BHC Securities, Inc., Philadelphia, Pennsylvania owned approximately 161,733,288.4100 shares (11.00%); Stephens, Inc., Little Rock, Arkansas owned approximately 157,246,313.1000 shares (10.69%); and Fiduciary Trust Company International, New York, New York owned approximately 98,908,300.0000 shares (6.73%).

As of September 4, 1997, no shareholder of record owned 5% or more of the outstanding Cash II Shares of the Fund.

TRUSTEES COMPENSATION

       AGGREGATE
          NAME,          COMPENSATION
      POSITION WITH           FROM           TOTAL COMPENSATION PAID
          TRUST             TRUST*#             FROM FUND COMPLEX+
 John F. Donahue         $0            $0 for the Trust and Chairman and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Thomas G. Bigley        $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 John T. Conroy, Jr.,    18,139        $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 William J. Copeland,    $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 J. Christopher Donahue  $0            $0 for the Trust and President and
 Trustee                               18 other investment companies in the
                                       Fund Complex
 James E. Dowd,          $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Lawrence D. Ellis,
 M.D.,                   $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Edward L. Flaherty,
 Jr.,                    $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Peter E. Madden,        $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Gregor F. Meyer,        $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 John E. Murray, Jr.,    $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Wesley W. Posvar,       $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Marjorie P. Smuts,      $16,489       $108,725 for the Trust and
                                       56 other investment companies in the
 Trustee                               Fund Complex

* Information is furnished for the fiscal year ended July 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of six portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Management. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J.
Christopher Donahue.     The adviser shall not be liable to the Automated Cash
Management Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Automated Cash Management Trust.

ADVISORY FEES

For its advisory services, Federated Management receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1997 and 1996, the adviser earned $9,287,875 and $6,308,051, respectively, of which $5,899,812 and $3,773,437, respectively, were waived. For the fiscal year ended April 30, 1995, and for the period from April 30, 1995 to July 31, 1995, the adviser earned $5,173,695 and $1,348,977, respectively, of which $3,374,156 and $1,049,124 were waived, respectively.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1997 and 1996, the fiscal year ended April 30, 1995, and the period from April 30, 1995, to July 31, 1995, the Fund paid no brokerage
commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994, to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1997 and 1996, the Administrators earned $1,402,868 and $954,191, respectively. For the fiscal year ended April 30, 1995, and for the period from April 30, 1995, to July 31, 1995, the Administrators earned $783,297 and $204,235, respectively.

CUSTODIAN AND PORTFOLIO ACCOUNTANT

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus
out-of-pocket expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

DISTRIBUTION PLAN AND SHAREHOLDER SERVICES

With respect to Cash II Shares, the Fund has adopted a Plan pursuant to Rule 12b-1 which was promulgated by the Securities and Exchange Commission pursuant to the Investment Company Act of 1940. Both Cash II Shares and Institutional
Service Shares operate subject to shareholder servicing agreements.     These
arrangements permit the payment of fees to financial institutions, the distributor, and Federated Shareholder Services, to stimulate distribution activities and to cause services to be provided to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to marketing efforts; providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing dividend options, account designations, and addresses.

By adopting the Plan, the Trustees expect that the Fund will be able to achieve a more predictable flow of cash for investment purposes and to meet redemptions. This will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objectives. By identifying potential investors whose needs are served by the Fund's objectives, and properly servicing these accounts, the Fund may be able to curb sharp fluctuations in rates of redemptions and sales.

Other benefits, which may be realized under either arrangement, may include: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders' requests and inquiries concerning their accounts.

For the fiscal year ended July 31, 1997, payments for Cash II Shares in the amount of $1,245,101 were made pursuant to the Plan, $806,956 of which was paid to financial institutions. In addition, for the fiscal year ended July 31, 1997, the Fund paid shareholder service fees on behalf of Institutional Service Shares and Cash II Shares in the amounts of $3,398,836 and $1,245,101, respectively, $95,168 and $0 of which were waived, respectively.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7.

For the seven-day period ended July 31, 1997, the yield for Cash II Shares was 4.96%, and the yield for Institutional Service Shares was 5.13%.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base-period return by: adding 1 to the base-period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended July 31, 1997, the effective yield for Cash II Shares was 5.08%, and the effective yield for Institutional Service Shares was 5.26%.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     The average annual
total returns for the Institutional Service Shares of the Fund for the one-, five-, and ten-year periods ended July 31, 1997, were 5.09%, 4.31%, and 5.69%, respectively.

Cumulative total return reflects the total performance over a specific period of time. For the period from September 27, 1996 (date of initial public investment) through July 31, 1997, the cumulative total return for Cash II Shares was 4.14%. These total returns are representative of only ten months of activity since the date of initial public investment.

PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.
   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   * Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.

Advertising and other promotional literature may include charts, graphs, and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging, and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making --structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors
gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime, and 21 municipal with assets approximating $28.0 billion, $12.8 billion, and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed-income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service-quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute


Government Obligations Tax-Managed Fund

(A Portfolio of Money Market Obligations Trust)

Institutional Shares

PROSPECTUS

The Institutional Shares of Government Obligations Tax-Managed Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal and liquidity. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. Unless otherwise exempt,
shareholders are required to pay federal income tax on any dividends.      THE
SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

TABLE OF CONTENTS

 Summary of Fund Expenses                                            1
 Financial Highlights-- Institutional Shares                         2
 General Information                                                 3
 Investment Information                                              3
 Investment Objective                                                3
 Investment Policies                                                 3
 Investment Limitations                                              4
 Fund Information                                                    4
 Management of the Fund                                              4
 Distribution of Institutional Shares                                5
 Administration of the Fund                                          5
 Net Asset Value                                                     5
 How to Purchase Shares                                              6
 Purchasing Shares by Wire                                           6
 Purchasing Shares by Check                                          6
 Invest-by-Phone                                                     6
 How to Redeem Shares                                                6
 Redeeming Shares by Telephone                                       6
 Redeeming Shares by Mail                                            7
 Account and Share Information                                       7
 Dividends                                                           7
 Capital Gains                                                       7
 Confirmations and Account Statements                                7
 Accounts with Low Balances                                          7
 Voting Rights                                                       7
 Tax Information                                                     8
 Federal Income Tax                                                  8
 State and Local Taxes                                               8
 Other Classes of Shares                                             8
 Performance Information                                             8
 Financial Highlights-- Institutional Service Shares                 9
 Financial Statements                                               10
 Report of Independent Public Accountants            Inside Back Cover

SUMMARY OF FUND EXPENSES

                                     INSTITUTIONAL SHARES
                               SHAREHOLDER TRANSACTION EXPENSES
 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or              None
 redemption proceeds, as applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None
                                   ANNUAL OPERATING EXPENSES
                            (As a percentage of average net assets)
 Management Fee (after waiver)(1)                                                             0.07%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.13%
     Shareholder Services Fee (after waiver)(2)                                         0.00%
 Total Operating Expenses(3)                                                                  0.20%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The shareholder services fee has been reduced to reflect the voluntary waiver of the shareholder services fee. The shareholder service provider can terminate this voluntary waiver at any time at its sole discretion. The maximum shareholder services fee is 0.25%.

(3) The total operating expenses would be 0.58% absent the voluntary waivers of a portion of the management fee and the shareholder services fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                                                                                         $ 2
 3 years                                                                                        $ 6
 5 years                                                                                        $11
 10 years                                                                                       $26

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                                                                        YEAR ENDED JULY 31,
                                                                   1997        1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00      $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                               0.05        0.05        0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.05)      (0.05)      (0.01)
 NET ASSET VALUE, END OF PERIOD                                      $ 1.00      $ 1.00      $ 1.00
 TOTAL RETURN(B)                                                       5.35%       5.50%       0.94%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            0.20%       0.17%      0.20%*
   Net investment income                                               5.26%       5.28%      5.78%*
   Expense waiver/reimbursement(c)                                     0.38%       0.44%      0.65%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                         $510,683    $199,243      $3,070

* Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Shares and Institutional Service Shares. This prospectus relates only to Institutional Shares of the Fund, which are designed primarily for entities holding shares in an agency or fiduciary capacity, financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. government securities. A minimum
initial investment of $1,000,000 is required.      The Fund attempts to
stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.

ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;
   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and
   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

AGENCY MASTER DEMAND NOTES

The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities
purchased may vary from the purchase prices.     The Fund may dispose of a
commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize
short-term profits or losses upon the sale of such commitments.      INVESTMENT
LIMITATIONS     The Fund will not borrow money directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Administrative Services, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

Advisory Fees

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

Adviser's Background

Federated Administrative Services, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Administrative Services and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions
nationwide.      Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SHARES

Federated Securities Corp. is the principal distributor for Institutional Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%       on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Shares from the value of Fund assets attributable to Institutional Shares, and dividing the remainder by the number of Institutional Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 1:00 p.m. (Eastern time) and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 2:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 2:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Government Obligations Tax-Managed Fund--Institutional Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Government Obligations Tax-Managed Fund--Institutional Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin
earning dividends the next day.      INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 2:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 2:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 2:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the
Fund.      Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      The Fund will limit its investments to those which, if
owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Service Shares are sold at net asset value primarily to financial institutions, financial intermediaries and institutional investors, and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Service Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of
shares.      Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.


                                                                        YEAR ENDED JULY 31,
                                                                   1997        1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00      $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                               0.05        0.05        0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.05)      (0.05)      (0.01)
 NET ASSET VALUE, END OF PERIOD                                      $ 1.00      $ 1.00      $ 1.00
 TOTAL RETURN(B)                                                       5.09%       5.23%       0.95%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            0.45%       0.42%      0.45%*
   Net investment income                                               4.97%       5.00%      5.55%*
   Expense waiver/reimbursement(c)                                     0.13%       0.19%      0.40%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                         $421,095    $332,698     $76,165

* Computed on an annualized basis.

(a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

JULY 31, 1997

      PRINCIPAL
        AMOUNT                                                                           VALUE

 GOVERNMENT AGENCIES--102.5%
 $          10,000,000 Federal Farm Credit Bank, 5.69%, 10/1/1997                    $   10,000,000
            28,690,000 (a)Federal Farm Credit Bank, Discount Notes, 5.36% - 5.55%,       28,619,590
                       8/8/1997 - 9/30/1997
            26,000,000 (b)Federal Farm Credit Bank, Floating Rate Notes, 5.32% -         25,987,341
                       5.52%, 8/1/1997
           109,650,000 (d)Federal Home Loan Bank, 5.46% - 13.00%, 8/29/1997 -           110,100,949
                       8/12/1998
           468,310,000 (a)Federal Home Loan Bank, Discount Notes, 5.20% - 5.75%,        465,892,699
                       8/1/1997 - 3/17/1998
            36,500,000 (b)Federal Home Loan Bank, Floating Rate Notes, 5.47% -           36,475,405
                       5.62%, 8/6/1997 - 9/4/1997
             7,500,000 Student Loan Marketing Association, 5.54%, 2/25/1998               7,482,884
           130,080,000 (a)Student Loan Marketing Association, Discount Notes, 5.38%     129,691,400
                       - 5.75%, 8/1/1997 - 9/30/1997
            83,565,000 (b)Student Loan Marketing Association, Floating Rate Notes,       83,543,178
                       5.43% - 5.61%, 8/5/1997
            37,200,000 (b)Student Loan Marketing Association, Master Notes, 5.46%,       37,200,000
                       8/5/1997
            20,000,000 (a)Tennessee Valley Authority, Discount Notes, 5.44%,             19,864,125
                       9/15/1997
                           Total Government Agencies                                    954,857,571
 U.S. TREASURY OBLIGATIONS--2.1%
 U.S. TREASURY BILLS--0.7%
             7,000,000 5.30% - 5.36%, 3/5/1998                                            6,775,960
 U.S. TREASURY NOTES--1.4%
            13,000,000 6.13% - 7.88%, 11/15/1997 - 5/15/1998                             13,083,302
                           Total U.S. Treasury Obligations                               19,859,262
                           Total Investments (at amortized cost)(c)                   $ 974,716,833

(a) The issue shows the rate of discount at time of purchase.

(b) Current rate and next reset date shown.

(c) Also represents cost for federal tax purposes.

(d) Certain of these securities represent delayed delivery securities.

Note: The categories of investments are shown as a percentage of net assets ($931,777,644) at July 31, 1997.

(See Notes which are an integral part of the Financial Statements)
STATEMENT OF ASSETS AND LIABILITIES     GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

JULY 31, 1997

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 974,716,833
 Cash                                                                                     4,682,547
 Income receivable                                                                        5,389,050
 Deferred expenses                                                                           95,795
   Total assets                                                                         984,884,225
 LIABILITIES:
 Payable for investments purchased                                     $ 46,996,933
 Payable for shares redeemed                                              3,200,000
 Income distribution payable                                              2,730,237
 Accrued expenses                                                           179,411
   Total liabilities                                                                     53,106,581
 Net Assets for 931,777,644 shares outstanding                                        $ 931,777,644
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $510,682,857 / 510,682,857 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $421,094,787 / 421,094,787 shares outstanding                                                $1.00


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

YEAR ENDED JULY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                              $ 39,550,704
 EXPENSES:
 Investment advisory fee                                                  $ 1,452,990
 Administrative personnel and services fee                                    548,677
 Custodian fees                                                                61,881
 Transfer and dividend disbursing agent fees and                               49,651
 expenses
 Directors'/Trustees' fees                                                      6,511
 Auditing fees                                                                 11,186
 Legal fees                                                                     6,011
 Portfolio accounting fees                                                    121,105
 Shareholder services fee--Institutional Shares                               746,763
 Shareholder services fee--Institutional Service                            1,069,476
 Shares
 Share registration costs                                                     119,667
 Printing and postage                                                          18,001
 Insurance premiums                                                             7,233
 Miscellaneous                                                                  6,007
   Total expenses                                                           4,225,159
 Waivers--
   Waiver of investment advisory fee                $ (923,964)
   Waiver of shareholder services                     (746,763)
   fee--Institutional Shares
     Total waivers                                                         (1,670,727)
       Net expenses                                                                       2,554,432
         Net investment income                                                         $ 36,996,272


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

                                                                        YEAR ENDED JULY 31,
                                                                      1997               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $      36,996,272  $    17,665,003
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (15,718,201)      (6,666,528)
   Institutional Service Shares                                        (21,278,071)     (10,998,475)
     Change in net assets resulting from distributions to              (36,996,272)     (17,665,003)
 shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                        3,043,939,190    1,393,097,071
 Net asset value of shares issued to shareholders in payment             9,152,302        2,785,115
 of distributions declared
 Cost of shares redeemed                                            (2,653,254,346)    (943,176,795)
   Change in net assets resulting from share transactions              399,837,146      452,705,391
     Change in net assets                                              399,837,146      452,705,391
 NET ASSETS:
 Beginning of period                                                   531,940,498       79,235,107
 End of period                                                   $     931,777,644  $   531,940,498


(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $931,777,644. Transactions in shares were as follows:

                                                                          YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                       1997         1996
 Shares sold                                                            1,062,116,399     570,331,953
 Shares issued to shareholders in payment of distributions                  5,995,666       2,591,398
 declared
 Shares redeemed                                                         (756,672,059)   (376,750,642)
   Net change resulting from Institutional Shares transactions            311,440,006     196,172,709

                                                                          YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                                 1997         1996
 Shares sold                                                              1,981,822,791      822,765,118
 Shares issued to shareholders in payment of distributions declared           3,156,636          193,717
 Shares redeemed                                                         (1,896,582,287)    (566,426,153)
   Net change resulting from Institutional Service Shares transactions       88,397,140      256,532,682
      Net change resulting from share transactions                          399,837,146      452,705,391

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Administrative Services, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $26,061 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following effective date. For the period ended July 31, 1997, the Fund paid $3,764 pursuant to this agreement.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST (Government Obligations Tax-Managed Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997

[GRAPHIC]
Federated Investors

Government Obligations Tax-Managed Fund
Institutional Shares

PROSPECTUS
SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
INSTITUTIONAL SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779
DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
INVESTMENT ADVISER
Federated Administrative Services
Federated Investors Tower
Pittsburgh, PA 15222-3779
CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600
TRANSFER AGENT
AND DIVIDEND
DISBURSING AGENT
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600
INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 60934N856
G01140-01-IS (9/97)
[Graphic]



Government Obligations Tax-Managed Fund

(A Portfolio of Money Market Obligations Trust)

Institutional Service Shares

PROSPECTUS

The Institutional Service Shares of Government Obligations Tax-Managed Fund (the "Fund") offered by this prospectus represent interests in a portfolio of Money Market Obligations Trust (the "Trust"), an open-end management investment company (a mutual fund). The Fund invests in short-term U.S. government securities to achieve current income consistent with stability of principal and liquidity. The Fund's investment strategy is intended to enable the Fund to provide shareholders with dividends that are exempt from state and local income taxation to the extent permissible by federal and state law. Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends.
     THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY ANY BANK AND ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

This prospectus contains the information you should read and know before you invest in the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated September 30, 1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-341-7400. To obtain other information, or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated September 30, 1997

TABLE OF CONTENTS

 Summary of Fund Expenses                                            1
 Financial Highlights-- Institutional Service Shares                 2
 General Information                                                 3
 Investment Information                                              3
 Investment Objective                                                3
 Investment Policies                                                 3
 Investment Limitations                                              4
 Fund Information                                                    4
 Management of the Fund                                              4
 Distribution of Institutional Service Shares                        5
 Administration of the Fund                                          5
 Net Asset Value                                                     5
 How to Purchase Shares                                              6
 Purchasing Shares by Wire                                           6
 Purchasing Shares by Check                                          6
 Invest-by-Phone                                                     6
 How to Redeem Shares                                                6
 Redeeming Shares by Telephone                                       6
 Redeeming Shares by Mail                                            7
 Account and Share Information                                       7
 Dividends                                                           7
 Capital Gains                                                       7
 Confirmations and Account Statements                                7
 Accounts with Low Balances                                          7
 Voting Rights                                                       7
 Tax Information                                                     8
 Federal Income Tax                                                  8
 State and Local Taxes                                               8
 Other Classes of Shares                                             8
 Performance Information                                             8
 Financial Highlights-- Institutional Shares                         9
 Financial Statements                                               10
 Report of Independent Public Accountants            Inside Back Cover

SUMMARY OF FUND EXPENSES

                 INSTITUTIONAL SERVICE SHARES SHAREHOLDER TRANSACTION EXPENSES

 Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)                None
 Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)     None
 Contingent Deferred Sales Charge (as a percentage of original purchase price or              None
 redemption proceeds, as applicable)
 Redemption Fee (as a percentage of amount redeemed, if applicable)                           None
 Exchange Fee                                                                                 None
                                   ANNUAL OPERATING EXPENSES

                            (As a percentage of average net assets)

 Management Fee (after waiver)(1)                                                             0.07%
 12b-1 Fee                                                                                    None
 Total Other Expenses                                                                         0.38%
     Shareholder Services Fee                                                           0.25%
 Total Operating Expenses(2)                                                                  0.45%

(1) The management fee has been reduced to reflect the voluntary waiver of a portion of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.20%.

(2) The total operating expenses would be 0.58% absent the voluntary waiver of a portion of the management fee.

The purpose of this table is to assist an investor in understanding the various costs and expenses that a shareholder of Institutional Service Shares of the Fund will bear, either directly or indirectly. For more complete descriptions of the various costs and expenses, see "Fund Information" and "How to Purchase Shares." Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

 EXAMPLE
 You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period.

 1 year                                                                                         $ 5
 3 years                                                                                        $14
 5 years                                                                                        $25
 10 years                                                                                       $57

THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SERVICE SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                                                                        YEAR ENDED JULY 31,
                                                                   1997        1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00      $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                               0.05        0.05        0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.05)      (0.05)      (0.01)
 NET ASSET VALUE, END OF PERIOD                                      $ 1.00      $ 1.00      $ 1.00
 TOTAL RETURN(B)                                                       5.09%       5.23%       0.95%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            0.45%       0.42%      0.45%*
   Net investment income                                               4.97%       5.00%      5.55%*
   Expense waiver/reimbursement(c)                                     0.13%       0.19%      0.40%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                         $421,095    $332,698     $76,165

* Computed on an annualized basis.

(a) Reflects operations for the period from May 30, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

GENERAL INFORMATION

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated October 3, 1988. The Declaration of Trust permits the Trust to offer separate series of shares representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. With respect to this Fund, as of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares known as Institutional Service Shares and Institutional Shares. This prospectus relates only to Institutional Service Shares of the Fund, which are designed primarily for financial institutions, financial intermediaries, and institutional investors as a convenient means of accumulating an interest in a professionally managed portfolio investing only in short-term U.S. government securities. A
minimum initial investment of $1,000,000 is required.      The Fund attempts to
stabilize the value of a share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity. This investment objective cannot be changed without shareholder approval. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing only in a portfolio of U.S. government securities maturing in 13 months or less. The average maturity of the securities in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

The Fund will limit its investments to investments which, if owned directly, pay interest exempt from state personal income tax. Therefore, dividends paid by the Fund may be exempt from state personal income tax.

ACCEPTABLE INVESTMENTS

The Fund invests only in U.S. government securities. These instruments are either issued or guaranteed by the U.S. government, its agencies, or instrumentalities. These securities include, but are not limited to:

   * direct obligations of the U.S. Treasury, such as U.S. Treasury bills, notes, and bonds;

   * notes, bonds, and discount notes issued or guaranteed by U.S. government agencies and instrumentalities supported by the full faith and credit of the United States;

   * notes, bonds, and discount notes of U.S. government agencies or instrumentalities which receive or have access to federal funding; and

   * notes, bonds, and discount notes of other U.S. government instrumentalities supported only by the credit of the instrumentalities.

Some obligations issued or guaranteed by agencies or instrumentalities of the U.S. government are backed by the full faith and credit of the U.S. Treasury. No assurances can be given that the U.S. government will provide financial support to other agencies or instrumentalities, since it is not obligated to do so. These instrumentalities are supported by:

   * the issuer's right to borrow an amount limited to a specific line of credit from the U.S. Treasury;
   * discretionary authority of the U.S. government to purchase certain obligations of an agency or instrumentality; or
   * the credit of the agency or instrumentality.

AGENCY MASTER DEMAND NOTES

The Fund may enter into master demand notes with various federal agencies and instrumentalities. Under a master demand note, the Fund has the right to increase or decrease the amount of the note on a daily basis within specified maximum and minimum amounts. Master demand notes also normally provide for full or partial repayment upon seven or more days notice by either the Fund or the borrower and bear interest at a variable rate. The Fund relies on master demand notes, in part, to provide daily liquidity. To the extent that the Fund cannot obtain liquidity through master demand notes, it may be required to maintain a larger cash position, invest more assets in securities with current maturities or dispose of assets at a gain or loss to maintain sufficient liquidity.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

The Fund may dispose of a commitment prior to settlement if the adviser deems it appropriate to do so. In addition, the Fund may enter into transactions to sell its purchase commitments to third parties at current market values and simultaneously acquire other commitments to purchase similar securities at later dates. The Fund may realize short-term profits or losses upon the sale of such
commitments.      INVESTMENT LIMITATIONS     The Fund will not borrow money
directly or through reverse repurchase agreements (arrangements in which the Fund sells a money market instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge assets to secure such borrowings.

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not invest more than 10% of its net assets in illiquid securities.

FUND INFORMATION

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES

The Fund is managed by a Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. An Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER

Investment decisions for the Fund are made by Federated Administrative Services, the Fund's investment adviser, subject to direction by the Trustees. The adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase and sale of portfolio instruments.

Advisory Fees

The adviser receives an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The adviser may voluntarily choose to waive a portion of its fee or reimburse other expenses of the Fund, but reserves the right to terminate such waiver or reimbursement at any time at its sole discretion.

Adviser's Background

Federated Administrative Services, a Delaware business trust, organized on April 11, 1989, is a registered investment adviser under the Investment Advisers Act of 1940. It is a subsidiary of Federated Investors. All of the Class A (voting) shares of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, Chairman and Trustee of Federated Investors, Mr. Donahue's wife, and Mr. Donahue's son, J. Christopher Donahue, who is President and Trustee of Federated Investors.

Federated Administrative Services and other subsidiaries of Federated Investors serve as investment advisers to a number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies. With over $110 billion invested across over 300 funds under management and/or administration by its subsidiaries, as of December 31, 1996, Federated Investors is one of the largest mutual fund investment managers in the United States. With more than 2,000 employees, Federated continues to be led by the management who founded the company in 1955. Federated funds are presently at work in and through 4,500 financial institutions
nationwide.      Both the Trust and the adviser have adopted strict codes of ethics governing the conduct of all employees who manage the Fund and its portfolio securities. These codes recognize that such persons owe a fiduciary duty to the Fund's shareholders and must place the interests of shareholders ahead of the employees' own interests. Among other things, the codes: require preclearance and periodic reporting of personal securities transactions; prohibit personal transactions in securities being purchased or sold, or being considered for purchase or sale, by the Fund; prohibit purchasing securities in initial public offerings; and prohibit taking profits on securities held for less than sixty days. Violations of the codes are subject to review by the Trustees, and could result in severe penalties.

DISTRIBUTION OF INSTITUTIONAL SERVICE SHARES

Federated Securities Corp. is the principal distributor for Institutional Service Shares of the Fund. It is a Pennsylvania corporation organized on November 14, 1969, and is the principal distributor for a number of investment companies. Federated Securities Corp. is a subsidiary of Federated Investors.

SHAREHOLDER SERVICES

The Fund has entered into a Shareholder Services Agreement with Federated Shareholder Services, a subsidiary of Federated Investors, under which the Fund may make payments up to 0.25% of the average daily net asset value of its shares, computed at an annual rate, to obtain certain personal services for shareholders and to maintain shareholder accounts. From time to time and for such periods as deemed appropriate, the amount stated above may be reduced voluntarily. Under the Shareholder Services Agreement, Federated Shareholder Services will either perform shareholder services directly or will select financial institutions to perform shareholder services. Financial institutions will receive fees based upon shares owned by their clients or customers. The schedules of such fees and the basis upon which such fees will be paid will be determined from time to time by the Fund and Federated Shareholder Services.

SUPPLEMENTAL PAYMENTS TO FINANCIAL INSTITUTIONS

In addition to payments made pursuant to the Shareholder Services Agreement, Federated Securities Corp. and Federated Shareholder Services, from their own assets, may pay financial institutions supplemental fees for the performance of substantial sales services, distribution-related support services, or shareholder services. The support may include sponsoring sales, educational and training seminars for their employees, providing sales literature, and engineering computer software programs that emphasize the attributes of the Fund. Such assistance will be predicated upon the amount of shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution. Any payments made by the distributor may be reimbursed by the Fund's investment adviser or its affiliates.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Fund at an annual rate which relates to the average aggregate daily net assets of all funds advised by affiliates of Federated Investors specified below:

 MAXIMUM         AVERAGE AGGREGATE
   FEE            DAILY NET ASSETS
 0.150%      on the first $250 million
 0.125%       on the next $250 million
 0.100%       on the next $250 million
 0.075% on assets in excess of $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of shares. Federated Services Company may choose voluntarily to waive a portion of its fee.

NET ASSET VALUE

The Fund attempts to stabilize the net asset value of shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per share is determined by subtracting liabilities attributable to Institutional Service Shares from the value of Fund assets attributable to Institutional Service Shares, and dividing the remainder by the number of Institutional Service Shares outstanding. The Fund cannot guarantee that its net asset value will always remain at $1.00 per share.

The net asset value is determined at 1:00 p.m. (Eastern time) and as of the close of trading (normally 4:00 p.m., Eastern time) on the New York Stock Exchange, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving Day, and Christmas Day.

HOW TO PURCHASE SHARES

Shares are sold at their net asset value, without a sales charge, next determined after an order is received, on days on which the New York Stock Exchange is open for business. Shares may be purchased either by wire or by check. The Fund reserves the right to reject any purchase request.

To make a purchase, open an account by calling Federated Securities Corp. Information needed to establish the account will be taken by telephone. The minimum initial investment is $1,000,000. However, an account may be opened with a smaller amount as long as the minimum is reached within one year of opening the account. Financial institutions may impose different minimum investment requirements on their customers.

PURCHASING SHARES BY WIRE

Shares may be purchased by Federal Reserve wire by calling the Fund before 2:00 p.m. (Eastern time) to place an order. The order is considered received immediately. Payment by federal funds must be received before 2:00 p.m. (Eastern time) that day. Federal funds should be wired as follows: Federated Shareholder Services Company, c/o State Street Bank and Trust Company, Boston, MA;
Attention: EDGEWIRE; For Credit to: Government Obligations Tax-Managed Fund--Institutional Service Shares; Fund Number (this number can be found on the account statement or by contacting the Fund); Group Number or Order Number; Nominee or Institution Name; and ABA Number 011000028. Shares cannot be purchased by wire on holidays when wire transfers are restricted. Questions on wire purchases should be directed to your shareholder services representative at the telephone number listed on your account statement.

PURCHASING SHARES BY CHECK

Shares may be purchased by sending a check to Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. The check should be made payable to: Government Obligations Tax-Managed Fund--Institutional Service Shares. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received), and shares begin earning dividends the next day.

INVEST-BY-PHONE

Once an account has been opened, a shareholder may use invest-by-phone for investments if an authorization form has been filed with Federated Shareholder Services Company, the transfer agent for shares of the Fund. Approximately two weeks after sending the form to Federated Shareholder Services Company, the shareholder may call Federated Shareholder Services Company to purchase shares. Federated Shareholder Services Company will send a request for monies to the shareholder's commercial bank, savings bank, or credit union ("bank") via the Automated Clearing House. The shareholder's bank, which must be an Automated Clearing House member, will then forward the monies to Federated Shareholder Services Company. The purchase is normally entered the next business day after the initial phone request. For further information and an application, call the Fund.

HOW TO REDEEM SHARES

Shares are redeemed at their net asset value next determined after Federated Shareholder Services Company receives the redemption request. Redemptions will be made on days on which the Fund computes its net asset value. Redemption requests must be received in proper form and can be made as described below.

REDEEMING SHARES BY TELEPHONE

Redemptions in any amount may be made by calling the Fund provided the Fund has a properly completed authorization form. These forms can be obtained from Federated Securities Corp. Proceeds from redemption requests received before 2:00 p.m. (Eastern time) will be wired the same day to the shareholder's account at a domestic commercial bank which is a member of the Federal Reserve System, but will not include that day's dividend. Proceeds from redemption requests received after that time include that day's dividend but will be wired the following business day. Under limited circumstances, arrangements may be made with the distributor for same-day payment of proceeds, without that day's dividend, for redemption requests received after 2:00 p.m. (Eastern time). Proceeds from redemption requests on holidays when wire transfers are restricted will be wired the following business day. Questions about telephone redemptions on days when wire transfers are restricted should be directed to your shareholder services representative at the telephone number listed on your account statement.

Telephone instructions may be recorded and if reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If this occurs, "Redeeming Shares by Mail" should be considered. If at any time the Fund shall determine it necessary to terminate or modify the telephone redemption privilege, shareholders would be promptly notified.

REDEEMING SHARES BY MAIL

Shares may be redeemed in any amount by mailing a written request to: Federated Shareholder Services Company, P.O. Box 8600, Boston, MA 02266-8600. If share certificates have been issued, they should be sent unendorsed with the written request by registered or certified mail to the address noted above.

The written request should state: the Fund name and the class designation; the account name as registered with the Fund; the account number; and the number of shares to be redeemed or the dollar amount requested. All owners of the account must sign the request exactly as the shares are registered. Normally, a check for the proceeds is mailed within one business day, but in no event more than seven days, after the receipt of a proper written redemption request. Dividends are paid up to and including the day that a redemption request is processed.

Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by a commercial or savings bank, trust company or savings association whose deposits are insured by an organization which is administered by the Federal Deposit Insurance Corporation; a member firm of a domestic stock exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Fund does not accept signatures guaranteed by a notary public.

ACCOUNT AND SHARE INFORMATION

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional shares of the Fund unless cash payments are requested by writing to the Fund. Shares purchased by wire before 2:00 p.m. (Eastern time) begin earning dividends that day. Shares purchased by check begin earning dividends the day after the check is converted into federal funds.

CAPITAL GAINS

The Fund does not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Fund will distribute in cash or additional shares any realized net long-term capital gains at least once every 12 months.

CONFIRMATIONS AND ACCOUNT STATEMENTS

Shareholders will receive detailed confirmations of transactions (except for systematic program transactions). In addition, shareholders will receive periodic statements reporting all account activity, including dividends paid. The Fund will not issue share certificates.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account, except accounts maintained by retirement plans, and pay the proceeds to the shareholder if the account balance falls below a required minimum value of $1,000,000 due to shareholder redemptions. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

VOTING RIGHTS

Each share of the Trust owned by a shareholder gives that shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of all classes of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular portfolio or class, only shareholders of that portfolio or class are entitled to vote. The Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust's or the Fund's operation and for election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting shall be called by the Trustees upon the written request of shareholders owning at least 10% of the outstanding shares of the Trust.

TAX INFORMATION

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the
Fund.      Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES

In the opinion of Houston, Donnelly & Meck, counsel to the Trust, Fund shares may be subject to personal property taxes imposed by counties, municipalities, and school districts in Pennsylvania to the extent that the portfolio securities in the Fund would be subject to such taxes if owned directly by residents of
those jurisdictions.      The Fund will limit its investments to those which, if
owned directly, pay interest exempt from state personal income tax. However, under the laws of some states, the net investment income distributed by the Fund may be taxable to shareholders. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

OTHER CLASSES OF SHARES

The Fund also offers other classes. Institutional Shares are sold at net asset value primarily to financial institutions, financial intermediaries, institutional investors, and entities holding shares in an agency or fiduciary capacity, and are subject to a minimum initial investment of $1,000,000.

All classes are subject to certain of the same expenses.

Institutional Shares are distributed with no 12b-1 Plan but are subject to shareholder services fees.

Expense differences between classes may affect the performance of each class.

To obtain more information and a prospectus for any other class, investors may call 1-800-341-7400.

PERFORMANCE INFORMATION

From time to time, the Fund advertises its yield, effective yield and total return. The performance figures will be calculated separately for each class of shares.

Yield represents the annualized rate of income earned on an investment over a seven-day period. It is the annualized dividends earned during the period on an investment shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but when annualized, the income earned by an investment is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in the shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Reference is made to the Report of Independent Public Accountants on the inside back cover.

                                                                        YEAR ENDED JULY 31,
                                                                   1997        1996       1995(A)
 NET ASSET VALUE, BEGINNING OF PERIOD                                $ 1.00      $ 1.00      $ 1.00
 INCOME FROM INVESTMENT OPERATIONS
   Net investment income                                               0.05        0.05        0.01
 LESS DISTRIBUTIONS
   Distributions from net investment income                           (0.05)      (0.05)      (0.01)
 NET ASSET VALUE, END OF PERIOD                                      $ 1.00      $ 1.00      $ 1.00
 TOTAL RETURN(B)                                                       5.35%       5.50%       0.94%
 RATIOS TO AVERAGE NET ASSETS
   Expenses                                                            0.20%       0.17%      0.20%*
   Net investment income                                               5.26%       5.28%      5.78%*
   Expense waiver/reimbursement(c)                                     0.38%       0.44%      0.65%*
 SUPPLEMENTAL DATA
   Net assets, end of period (000 omitted)                         $510,683    $199,243      $3,070

* Computed on an annualized basis.

(a) Reflects operations for the period from June 2, 1995 (date of initial public investment) to July 31, 1995.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

(See Notes which are an integral part of the Financial Statements)

PORTFOLIO OF INVESTMENTS

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

JULY 31, 1997

      PRINCIPAL
        AMOUNT                                                                           VALUE
 GOVERNMENT AGENCIES--102.5%
 $          10,000,000 Federal Farm Credit Bank, 5.69%, 10/1/1997                    $   10,000,000
            28,690,000 (a)Federal Farm Credit Bank, Discount Notes, 5.36% - 5.55%,       28,619,590
                       8/8/1997 - 9/30/1997
            26,000,000 (b)Federal Farm Credit Bank, Floating Rate Notes, 5.32% -         25,987,341
                       5.52%, 8/1/1997
           109,650,000 (d)Federal Home Loan Bank, 5.46% - 13.00%, 8/29/1997 -           110,100,949
                       8/12/1998
           468,310,000 (a)Federal Home Loan Bank, Discount Notes, 5.20% - 5.75%,        465,892,699
                       8/1/1997 - 3/17/1998
            36,500,000 (b)Federal Home Loan Bank, Floating Rate Notes, 5.47% -           36,475,405
                       5.62%, 8/6/1997 - 9/4/1997
             7,500,000 Student Loan Marketing Association, 5.54%, 2/25/1998               7,482,884
           130,080,000 (a)Student Loan Marketing Association, Discount Notes, 5.38%     129,691,400
                       - 5.75%, 8/1/1997 - 9/30/1997
            83,565,000 (b)Student Loan Marketing Association, Floating Rate Notes,       83,543,178
                       5.43% - 5.61%, 8/5/1997
            37,200,000 (b)Student Loan Marketing Association, Master Notes, 5.46%,       37,200,000
                       8/5/1997
            20,000,000 (a)Tennessee Valley Authority, Discount Notes, 5.44%,             19,864,125
                       9/15/1997
                           Total Government Agencies                                    954,857,571
 U.S. TREASURY OBLIGATIONS--2.1%
 U.S. TREASURY BILLS--0.7%
             7,000,000 5.30% - 5.36%, 3/5/1998                                            6,775,960
 U.S. TREASURY NOTES--1.4%
            13,000,000 6.13% - 7.88%, 11/15/1997 - 5/15/1998                             13,083,302
                           Total U.S. Treasury Obligations                               19,859,262
                           Total Investments (at amortized cost)(c)                   $ 974,716,833

(a) The issue shows the rate of discount at time of purchase.

(b) Current rate and next reset date shown.

(c) Also represents cost for federal tax purposes.

(d) Certain of these securities represent delayed delivery securities.

Note: The categories of investments are shown as a percentage of net assets ($931,777,644) at July 31, 1997.

(See Notes which are an integral part of the Financial Statements) STATEMENT OF ASSETS AND LIABILITIES

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

JULY 31, 1997

 ASSETS:
 Total investments in securities, at amortized cost and value                         $ 974,716,833
 Cash                                                                                     4,682,547
 Income receivable                                                                        5,389,050
 Deferred expenses                                                                           95,795
   Total assets                                                                         984,884,225
 LIABILITIES:
 Payable for investments purchased                                     $ 46,996,933
 Payable for shares redeemed                                              3,200,000
 Income distribution payable                                              2,730,237
 Accrued expenses                                                           179,411
   Total liabilities                                                                     53,106,581
 Net Assets for 931,777,644 shares outstanding                                        $ 931,777,644
 NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PROCEEDS PER SHARE:
 INSTITUTIONAL SHARES:
 $510,682,857 / 510,682,857 shares outstanding                                                $1.00
 INSTITUTIONAL SERVICE SHARES:
 $421,094,787 / 421,094,787 shares outstanding                                                $1.00


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF OPERATIONS

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

YEAR ENDED JULY 31, 1997

 INVESTMENT INCOME:
 Interest                                                                              $ 39,550,704
 EXPENSES:
 Investment advisory fee                                                  $ 1,452,990
 Administrative personnel and services fee                                    548,677
 Custodian fees                                                                61,881
 Transfer and dividend disbursing agent fees and                               49,651
 expenses
 Directors'/Trustees' fees                                                      6,511
 Auditing fees                                                                 11,186
 Legal fees                                                                     6,011
 Portfolio accounting fees                                                    121,105
 Shareholder services fee--Institutional Shares                               746,763
 Shareholder services fee--Institutional Service                            1,069,476
 Shares
 Share registration costs                                                     119,667
 Printing and postage                                                          18,001
 Insurance premiums                                                             7,233
 Miscellaneous                                                                  6,007
   Total expenses                                                           4,225,159
 Waivers--
   Waiver of investment advisory fee                $ (923,964)
   Waiver of shareholder services                     (746,763)
   fee--Institutional Shares
     Total waivers                                                         (1,670,727)
       Net expenses                                                                       2,554,432
         Net investment income                                                         $ 36,996,272


(See Notes which are an integral part of the Financial Statements)

STATEMENT OF CHANGES IN NET ASSETS

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

                                                                        YEAR ENDED JULY 31,
                                                                      1997               1996
 INCREASE (DECREASE) IN NET ASSETS:
 OPERATIONS--
 Net investment income                                           $      36,996,272  $    17,665,003
 DISTRIBUTIONS TO SHAREHOLDERS--
 Distributions from net investment income
   Institutional Shares                                                (15,718,201)      (6,666,528)
   Institutional Service Shares                                        (21,278,071)     (10,998,475)
     Change in net assets resulting from distributions to              (36,996,272)     (17,665,003)
     shareholders
 SHARE TRANSACTIONS--
 Proceeds from sale of shares                                        3,043,939,190    1,393,097,071
 Net asset value of shares issued to shareholders in payment             9,152,302        2,785,115
 of distributions declared
 Cost of shares redeemed                                            (2,653,254,346)    (943,176,795)
   Change in net assets resulting from share transactions              399,837,146      452,705,391
     Change in net assets                                              399,837,146      452,705,391
 NET ASSETS:
 Beginning of period                                                   531,940,498       79,235,107
 End of period                                                   $     931,777,644  $   531,940,498


(See Notes which are an integral part of the Financial Statements)

NOTES TO FINANCIAL STATEMENTS

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND

JULY 31, 1997

ORGANIZATION

Money Market Obligations Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "Act") as an open-end, management investment company. The Trust consists of six portfolios. The financial statements included herein are only those of Government Obligations Tax-Managed Fund (the "Fund"). The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide current income consistent with stability of principal and liquidity.

The Fund offers two classes of shares: Institutional Shares and Institutional Service Shares.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles.

INVESTMENT VALUATIONS

The Fund uses the amortized cost method to value its portfolio securities in accordance with Rule 2a-7 under the Act.

INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Interest income and expenses are accrued daily. Bond premium and discount, if applicable, are amortized as required by the Internal Revenue Code, as amended (the "Code"). Distributions to shareholders are recorded on the ex-dividend date.

FEDERAL TAXES

It is the Fund's policy to comply with the provisions of the Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its income. Accordingly, no provisions for federal tax are necessary.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date.

DEFERRED EXPENSES

The costs incurred by the Fund with respect to registration of its shares in its first fiscal year, excluding the initial expense of registering its shares, have been deferred and are being amortized using the straight-line method over a period of five years from the Fund's commencement date.

USE OF ESTIMATES

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

OTHER

Investment transactions are accounted for on the trade date.

SHARES OF BENEFICIAL INTEREST

The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value) for each class of shares. At July 31, 1997, capital paid-in aggregated $931,777,644. Transactions in shares were as follows:

                                                                          YEAR ENDED JULY 31,
 INSTITUTIONAL SHARES                                                        1997         1996
 Shares sold                                                            1,062,116,399     570,331,953
 Shares issued to shareholders in payment of distributions                  5,995,666       2,591,398
 declared
 Shares redeemed                                                         (756,672,059)   (376,750,642)
   Net change resulting from Institutional Shares transactions            311,440,006     196,172,709

                                                                         YEAR ENDED JULY 31,
 INSTITUTIONAL SERVICE SHARES                                              1997              1996
 Shares sold                                                          1,981,822,791        822,765,118
 Shares issued to shareholders in payment of distributions
 declared                                                                 3,156,636            193,717
 Shares redeemed                                                     (1,896,582,287)      (566,426,153)
   Net change resulting from Institutional Service Shares
   transactions                                                           88,397,140         256,532,682
     Net change resulting from share transactions                      399,837,146         452,705,391

INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISORY FEE

Federated Administrative Services, the Fund's investment adviser (the "Adviser"), receives for its services an annual investment advisory fee equal to 0.20% of the Fund's average daily net assets. The Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion.

ADMINISTRATIVE FEE

Federated Services Company ("FServ"), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. The fee paid to FServ is based on the level of average aggregate daily net assets of all funds advised by subsidiaries of Federated Investors for the period. The administrative fee received during the period of the Administrative Services Agreement shall be at least $125,000 per portfolio and $30,000 per each additional class of shares.

SHAREHOLDER SERVICES FEE

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services ("FSS"), the Fund will pay FSS up to 0.25% of average daily net assets of the Fund for the period. The fee paid to FSS is used to finance certain services for shareholders and to maintain shareholder accounts. FSS may voluntarily choose to waive any portion of its fee. FSS can modify or terminate this voluntary waiver at any time at its sole discretion.

TRANSFER AND DIVIDEND DISBURSING AGENT FEES AND EXPENSES

FServ, through its subsidiary, Federated Shareholder Services Company ("FSSC"), serves as transfer and dividend disbursing agent for the Fund. The fee paid to FSSC is based on the size, type, and number of accounts and transactions made by shareholders.

PORTFOLIO ACCOUNTING FEES

FServ also maintains the Fund's accounting records for which it receives a fee. The fee is based on the level of the Fund's average daily net assets for the period, plus out-of-pocket expenses.

ORGANIZATIONAL EXPENSES

Organizational expenses of $26,061 were borne initially by the Adviser. The Fund has agreed to reimburse the Adviser for the organizational expenses during the five-year period following effective date. For the period ended July 31, 1997, the Fund paid $3,764 pursuant to this agreement.

GENERAL

Certain of the Officers and Trustees of the Trust are Officers and Directors or Trustees of the above companies.

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Shareholders and Board of Trustees of MONEY MARKET OBLIGATIONS TRUST (Government Obligations Tax-Managed Fund):

We have audited the accompanying statement of assets and liabilities of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust, a Massachusetts business trust), including the schedule of portfolio investments, as of July 31, 1997, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of July 31, 1997, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Government Obligations Tax-Managed Fund (an investment portfolio of Money Market Obligations Trust) as of July 31, 1997, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for the periods presented, in conformity with generally accepted accounting principles.

ARTHUR ANDERSEN LLP

Pittsburgh, Pennsylvania
September 8, 1997

[Graphic]
Federated Investors

Government Obligations Tax-Managed Fund
Institutional Service Shares

PROSPECTUS
SEPTEMBER 30, 1997

A Portfolio of Money Market Obligations Trust, an Open-End Management Investment Company

GOVERNMENT OBLIGATIONS TAX-MANAGED FUND
INSTITUTIONAL SERVICE SHARES
Federated Investors Tower
Pittsburgh, PA 15222-3779
DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
Pittsburgh, PA 15222-3779
INVESTMENT ADVISER
Federated Administrative Services
Federated Investors Tower
Pittsburgh, PA 15222-3779
CUSTODIAN
State Street Bank and
Trust Company
P.O. Box 8600
Boston, MA 02266-8600
TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
Federated Shareholder
Services Company
P.O. Box 8600
Boston, MA 02266-8600
INDEPENDENT PUBLIC ACCOUNTANTS
Arthur Andersen LLP
2100 One PPG Place
Pittsburgh, PA 15222

Federated Securities Corp., Distributor

Cusip 60934N849
G01140-02 (9/97)
[Graphic]







GOVERNMENT OBLIGATIONS TAX-MANAGED FUND


(A PORTFOLIO OF MONEY MARKET OBLIGATIONS TRUST)

INSTITUTIONAL SHARES

INSTITUTIONAL SERVICE SHARES

STATEMENT OF ADDITIONAL INFORMATION

This Statement of Additional Information should be read with the prospectuses of Government Obligations Tax-Managed Fund (the "Fund"), a portfolio of Money Market Obligations Trust (the "Trust") dated September 30, 1997. This Statement is not a prospectus. You may request a copy of a prospectus or a paper copy of this Statement, if you have received it electronically, free of charge by calling 1-800-341-7400.

FEDERATED INVESTORS TOWER
PITTSBURGH, PA 15222-3779

Statement dated September 30, 1997

Federated Investors
Federated Securities Corp., Distributor

[Graphic]

Cusip 60934N856
Cusip 60934N849

G01140-03 (9/97)

TABLE OF CONTENTS

 INVESTMENT POLICIES 1 Acceptable Investments 1 When-Issued and Delayed Delivery Transactions 1 Reverse Repurchase Agreements 1 INVESTMENT LIMITATIONS 1 Selling Short and Buying on Margin 1 Issuing Senior Securities and Borrowing Money 1 Pledging Assets 1 Lending Cash or Securities 1 Investing in Commodities 2 Investing in Real Estate 2 Underwriting 2 Concentration of Investments 2 Diversification of Investments 2 Investing in Illiquid Securities 2 Investing in Securities of Other Investment Companies 2 Investing for Control 2 Investing in Options 2 Regulatory Compliance 2 MONEY MARKET OBLIGATIONS TRUST MANAGEMENT 3 Share Ownership 6 Trustee Compensation 7 Trustee Liability 7 INVESTMENT ADVISORY SERVICES 8 Investment Adviser 8 Advisory Fees 8 BROKERAGE TRANSACTIONS 8 OTHER SERVICES 8 Fund Administration 8 Custodian and Portfolio Accountant 9 Transfer Agent 9 Independent Public Accountants 9 Shareholder Services 9 DETERMINING NET ASSET VALUE 9 REDEMPTION IN KIND 10 MASSACHUSETTS PARTNERSHIP LAW 10 THE FUND'S TAX STATUS 10 PERFORMANCE INFORMATION 10 Yield 10 Effective Yield 10 Total Return 11 Performance Comparisons 11 Economic and Market Information 11 ABOUT FEDERATED INVESTORS 12 Mutual Fund Market 12 Institutional Clients 12 Bank Marketing 12 Broker/Dealers and Bank Broker/Dealer Subsidiaries 12

INVESTMENT POLICIES

Unless indicated otherwise, the policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.
     ACCEPTABLE INVESTMENTS     Some of the short-term U.S. government
securities the Fund may purchase carry variable interest rates. These securities have a rate of interest subject to adjustment at least annually. This adjusted interest rate is ordinarily tied to some objective standard, such as the 91-day U.S. Treasury bill rate. Variable interest rates will reduce the changes in the market value of such securities from their original purchase prices. Accordingly, the potential for capital appreciation or capital depreciation should not be greater than that of fixed-interest-rate U.S. government securities having maturities equal to the interest rate adjustment dates of the variable-rate U.S. government securities. The Fund may purchase variable-rate U.S. government securities upon the determination by the Trustees that the interest rate as adjusted will cause the instrument to have a current market
value that approximates its par value on the adjustment date.      WHEN-ISSUED
AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund in a dollar amount sufficient to make payment for the securities to be purchased are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until the transaction is settled. The Fund does not intend to engage in when-issued and delayed delivery transactions to an extent that would cause the segregation of more than 20% of the total value of its assets.

REVERSE REPURCHASE AGREEMENTS

The Fund may also enter into reverse repurchase agreements. These transactions are similar to borrowing cash. In a reverse repurchase agreement, the Fund transfers possession of a portfolio instrument in return for a percentage of the instrument's market value in cash and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed-upon rate. The use of reverse repurchase agreements may enable the Fund to avoid selling portfolio instruments at a time when a sale may be deemed to be disadvantageous, but does not ensure this result. However, liquid assets of the Fund, in a dollar amount sufficient to make payment for the securities to be purchased, are: segregated on the Fund's records at the trade date; marked to market daily; and maintained until
the transaction is settled.      INVESTMENT LIMITATIONS

SELLING SHORT AND BUYING ON MARGIN

The Fund will not sell any securities short or purchase any securities on margin but may obtain such short-term credits as are necessary for clearance of transactions.

ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amounts borrowed.

The Fund will not borrow money or engage in reverse repurchase agreements for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of the value of its total assets are outstanding. During the period any reverse repurchase agreements are outstanding, the Fund will restrict the purchase of portfolio securities to money market instruments maturing on or before the expiration date of the reverse repurchase agreements, but only to the extent necessary to assure completion of the reverse repurchase agreements.

PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except as necessary to secure permitted borrowings.

LENDING CASH OR SECURITIES

The Fund will not lend any of its assets, except that it may purchase or hold portfolio securities permitted by its investment objective, policies, and limitations, or Declaration of Trust.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, commodity contracts, or commodity futures contracts.

INVESTING IN REAL ESTATE

The Fund will not purchase or sell real estate, including limited partnership interests, although it may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities in accordance with its investment objective, policies, and limitations.

CONCENTRATION OF INVESTMENTS

The Fund will not invest 25% or more of the value of its total assets in any one industry. The U.S. government is not considered to be an industry.

DIVERSIFICATION OF INVESTMENTS

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer, or if it would own more than 10% of the outstanding voting securities of that issuer.

The above limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change
in these limitations becomes effective.     INVESTING IN ILLIQUID SECURITIES
     The Fund will not invest more than 10% of the value of its net assets in illiquid securities.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will not purchase securities of other investment companies, except as part of a merger, consolidation, or other acquisition.

INVESTING FOR CONTROL

The Fund will not invest in securities of a company for the purpose of exercising control or management.

INVESTING IN OPTIONS

The Fund will not invest in puts, calls, straddles, spreads, or any combination of them.

For purposes of the above limitations, the Fund considers certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items." Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.
     The Fund did not borrow money or pledge securities in excess of 5% of the value of its net assets during the last fiscal year and has no present intent to do so during the coming fiscal year.

REGULATORY COMPLIANCE

The Fund may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this Statement of Additional Information, in order to comply with applicable laws and regulations, including the provisions of and regulations under the Investment Company Act of 1940. In particular, the Fund will comply with the various requirements of Rule 2a-7, which regulates money market mutual funds. The Fund will determine the effective maturity of its investments according to Rule 2a-7. The Fund may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.

MONEY MARKET OBLIGATIONS TRUST MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with Money Market Obligations Trust, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA

Birthdate: July 28, 1924

Chairman and Trustee

Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President and Trustee of the Company.

Thomas G. Bigley

15 Old Timber Trail

Pittsburgh, PA

Birthdate: February 3, 1934

Trustee

Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Director, Member of Executive Committee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.

Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL

Birthdate: June 23, 1937

Trustee

President, Investment Properties Corporation; Senior Vice President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland

One PNC Plaza - 23rd Floor
Pittsburgh, PA

Birthdate: July 4, 1918

Trustee

Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

J. Christopher Donahue*
Federated Investors Tower
Pittsburgh, PA

Birthdate: April 11, 1949

President and Trustee

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Chairman and Trustee of the Company.

James E. Dowd

571 Hayward Mill Road
Concord, MA

Birthdate: May 18, 1922

Trustee

Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.

Lawrence D. Ellis, M.D.*

3471 Fifth Avenue, Suite 1111
Pittsburgh, PA

Birthdate: October 11, 1932

Trustee

Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center--Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@

Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA

Birthdate: June 18, 1924

Trustee

Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Peter E. Madden

One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL

Birthdate: March 16, 1942

Trustee

Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.

Gregor F. Meyer

203 Kensington Ct.

Pittsburgh, PA

Birthdate: October 6, 1926

Trustee

Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Retired from the law firm of Miller, Ament, Henny & Kochuba; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.

President, Duquesne University
Pittsburgh, PA

Birthdate: December 20, 1932

Trustee

President, Law Professor, Duquesne University; Consulting Partner, Mollica & Murray; Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA

Birthdate: September 14, 1925

Trustee

Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University and U.S. Space Foundation; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center, Prague; Director or Trustee of the Funds.

Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA

Birthdate: June 21, 1935

Trustee

Public relations/Marketing/Conference Planning; Director or Trustee of the Funds.

Edward C. Gonzales
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 22, 1930

Executive Vice President

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.

John W. McGonigle
Federated Investors Tower
Pittsburgh, PA

Birthdate: October 26, 1938

Executive Vice President, Secretary, and Treasurer

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company; Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA

Birthdate: May 17, 1923

Vice President

Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

@ Member of the Executive Committee. The Executive Committee of the Trustees handles the responsibilities of the Board between meetings of the Board.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

As referred to in the list of Trustees and Officers, "Funds" includes the following investment companies: 111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc.--1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Wesmark Funds; and World Investment Series, Inc.

SHARE OWNERSHIP

Officers and Trustees as a group own less than 1% of the Fund.     As of
September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Shares of the Fund: Panabco, Newark, Ohio, owned approximately 35,675,552 shares (6.55%); Scaup & Co., Boston, Massachusetts, owned approximately 89,892,290 shares (16.51%); Frost National Bank, San Antonio, Texas, owned approximately 83,986,764 shares (15.42%); BDG & Co., Boston, Massachusetts, owned approximately 49,757,500 shares (9.14%); Santa Monica Bank, Santa Monica, California, owned approximately 31,582,903 shares (5.80%); and Mellon Bank Capital Markets Omnibus Account, Pittsburgh, Pennsylvania, owned approximately 50,000,000 shares (9.18%).

As of September 4, 1997, the following shareholders of record owned 5% or more of the outstanding Institutional Service Shares of the Fund: Perry Baker & Co., Westerly, Rhode Island, owned approximately 56,394,655 shares (12.54%); Pacific Bank, NA, San Francisco, California, owned approximately 35,510,810 shares (7.89%); Currier & Co., Salem, Massachusetts, owned approximately 57,218,087 shares (12.72%); and Citizens Trust Co., Providence, Rhode Island, owned approximately 57,253,402 shares (12.73%).

TRUSTEE COMPENSATION


                           AGGREGATE
 NAME,                   COMPENSATION
 POSITION WITH               FROM            TOTAL COMPENSATION PAID
 TRUST                      TRUST*#             FROM FUND COMPLEX+

 John F. Donahue         $0            $0 for the Trust and
 Chairman and Trustee                  56 other investment companies in the
                                       Fund Complex
 Thomas G. Bigley        $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 John T. Conroy, Jr.     $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 William J. Copeland     $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 J. Christopher Donahue  $0            $0 for the Trust and
 President and Trustee                 18 other investment companies in the
                                       Fund Complex
 James E. Dowd           $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Lawrence D. Ellis, M.D. $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Edward L. Flaherty, Jr. $18,139       $119,615 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Peter E. Madden         $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Gregor F. Meyer         $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 John E. Murray, Jr.     $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Wesley W. Posvar        $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex
 Marjorie P. Smuts       $16,489       $108,725 for the Trust and
 Trustee                               56 other investment companies in the
                                       Fund Complex


* Information is furnished for the fiscal year ended July 31, 1997.

# The aggregate compensation is provided for the Trust which is comprised of six portfolios.

+ The information is provided for the last calendar year.

TRUSTEE LIABILITY

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.

INVESTMENT ADVISORY SERVICES

INVESTMENT ADVISER

The Fund's investment adviser is Federated Administrative Services. It is a subsidiary of Federated Investors. All the voting securities of Federated Investors are owned by a trust, the trustees of which are John F. Donahue, his wife and his son, J. Christopher Donahue.

The adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Fund.
ADVISORY FEES     For its advisory services, Federated Administrative Services receives an annual investment advisory fee as described in the prospectus. For the fiscal years ended July 31, 1997 and 1996, and for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, the adviser earned $1,452,990, $692,278, and $24,484, respectively, of which $923,964, $664,948, and $24,484, respectively, were waived.

BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the adviser looks for prompt execution of the order at a favorable price. In working with dealers, the adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. During the fiscal years ended July 31, 1997 and 1996, and for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, the Fund paid no brokerage
commissions.      Although investment decisions for the Fund are made
independently from those of the other accounts managed by the adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.

OTHER SERVICES

FUND ADMINISTRATION

Federated Services Company, a subsidiary of Federated Investors, provides administrative personnel and services to the Fund for a fee as described in the prospectus. From March 1, 1994 to March 1, 1996, Federated Administrative Services, a subsidiary of Federated Investors, served as the Fund's Administrator. For purposes of this Statement of Additional Information, Federated Services Company and Federated Administrative Services may hereinafter collectively be referred to as the "Administrators." For the fiscal years ended July 31, 1997 and 1996, and for the period from May 30, 1995 (date of initial public investment) to July 31, 1995, the Administrators earned $548,677,
$261,681, and $26,329, respectively.      CUSTODIAN AND PORTFOLIO ACCOUNTANT
State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Fund. Federated Services Company, Pittsburgh, Pennsylvania, provides certain accounting and recordkeeping services with respect to the Fund's portfolio investments. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus
out-of-pocket expenses.      TRANSFER AGENT

Federated Services Company, through its registered transfer agent, Federated Shareholder Services Company, maintains all necessary shareholder records. For its services, the transfer agent receives a fee based on the size, type and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

The independent public accountants for the Fund are Arthur Andersen LLP, Pittsburgh, Pennsylvania.

SHAREHOLDER SERVICES

This arrangement permits the payment of fees to Federated Shareholder Services to cause services to be provided which are necessary for the maintenance of shareholder accounts and to encourage personal services to shareholders by a representative who has knowledge of the shareholder's particular circumstances and goals. These activities and services may include but are not limited to providing office space, equipment, telephone facilities, and various clerical, supervisory, computer, and other personnel as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries; and assisting clients in changing
dividend options, account designations, and addresses.      By adopting the
Shareholder Services Agreement, the Trustees expect that the Fund will benefit by: (1) providing personal services to shareholders; (2) investing shareholder assets with a minimum of delay and administrative detail; (3) enhancing shareholder recordkeeping systems; and (4) responding promptly to shareholders'
requests and inquiries concerning their accounts.     For the fiscal year ended
July 31, 1997, the Fund earned shareholder service fees on behalf of Institutional Shares and Institutional Service Shares in the amounts of $746,763 and $1,069,476, respectively, $0 and $1,069,476 of which, respectively, was paid to financial institutions.

DETERMINING NET ASSET VALUE

The Trustees have decided that the best method for determining the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the net asset value computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in Rule 2a-7 (the "Rule") promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. Under the Rule, the Trustees must establish procedures reasonably designed to stabilize the net asset value per share, as computed for purposes of distribution and redemption, at $1.00 per share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per share and the net asset value per share based upon available indications of market value. The Trustees will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Trustees will take any steps they consider appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

REDEMPTION IN KIND

The Fund is obligated to redeem shares solely in cash up to $250,000 or 1% of the Fund's net asset value, whichever is less, for any one shareholder within a 90-day period. Any redemption beyond this amount will also be in cash unless the Trustees determine that further payments should be in kind. In such cases, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders who sell these securities could receive less than the redemption value and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation, or instrument the Trust or its Trustees enter into or sign.

In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

THE FUND'S TAX STATUS

To qualify for the special tax treatment afforded to regulated investment companies, the Fund must, among other requirements: derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities; derive less than 30% of its gross income from the sale of securities held less than three months; invest in securities within certain statutory limits; and distribute to its shareholders at least 90% of its net income earned during the year.

PERFORMANCE INFORMATION

Performance depends upon such variables as: portfolio quality; average portfolio maturity; type of instruments in which the portfolio is invested; changes in interest rates; changes in expenses; and the relative amount of cash flow. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in shares of the Fund, the performance will be reduced for those shareholders paying those fees.

YIELD

The yield is calculated based upon the seven days ending on the day of the calculation, called the "base period." This yield is computed by: determining the net change in the value of a hypothetical account with a balance of one share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional shares purchased with dividends earned from the original one share and all dividends declared on the original and any purchased shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base period return; and multiplying the base period return by 365/7.

For the seven-day period ended July 31, 1997, the yields for Institutional Shares and Institutional Service Shares were 5.35% and 5.10%, respectively.

EFFECTIVE YIELD

The effective yield is calculated by compounding the unannualized base period return by: adding 1 to the base period return; raising the sum to the 365/7th power; and subtracting 1 from the result.

For the seven-day period ended July 31, 1997, the effective yields for Institutional Shares and Institutional Service Shares were 5.50% and 5.23%, respectively.

TOTAL RETURN

Average annual total return is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the net asset value per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, adjusted over the period by any additional shares, assuming the
monthly reinvestment of all dividends and distributions.     For the one-year
period ended July 31, 1997, and for the period from June 2, 1995 (date of initial public investment) through July 31, 1997, the average annual total returns were 5.35% and 5.46%, respectively, for Institutional Shares.

For the one-year period ended July 31, 1997, and for the period from May 30, 1995 (date of initial public investment) through July 31, 1997, the average annual total returns were 5.09% and 5.20%, respectively, for Institutional
Service Shares.      PERFORMANCE COMPARISONS

Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:

   * Lipper Analytical Services, Inc., ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.

   * IBC/Donoghue's Money Fund Report publishes annualized yields of money market funds weekly. Donoghue's Money Market Insight publication reports monthly and 12-month-to-date investment results for the same money funds.

   * Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.
   * Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.
   * Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.
   * Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.

Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial, and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by portfolio managers and their views and analysis on how such developments could affect the funds. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the
Investment Company Institute.      ABOUT FEDERATED INVESTORS

Federated Investors is dedicated to meeting investor needs which is reflected in its investment decision making--structured, straightforward, and consistent. This has resulted in a history of competitive performance with a range of competitive investment products that have gained the confidence of thousands of clients and their customers.

The company's disciplined security selection process is firmly rooted in sound methodologies backed by fundamental and technical research. Investment decisions are made and executed by teams of portfolio managers, analysts, and traders dedicated to specific market sectors. These traders handle trillions of dollars
in annual trading volume.     In the money market sector, Federated Investors
gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1996, Federated Investors managed more than $50.3 billion in assets across 50 money market funds, including 18 government, 11 prime, and 21 municipal with assets approximating $28.0 billion, $12.8 billion, and $9.5 billion, respectively.

J. Thomas Madden, Executive Vice President, oversees Federated Investors' equity and high-yield corporate bond management while William D. Dawson, Executive Vice President, oversees Federated Investors' domestic fixed-income management. Henry A. Frantzen, Executive Vice President, oversees the management of Federated Investors' international and global portfolios.

MUTUAL FUND MARKET

Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3.5 trillion to the more than 6,000 funds available.* Federated Investors, through its subsidiaries, distributes mutual funds for a variety of investment applications. Specific markets include:

INSTITUTIONAL CLIENTS

Federated Investors meets the needs of more than 4,000 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of applications, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisors. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division.

BANK MARKETING

Other institutional clients include close relationships with more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

Federated funds are available to consumers through major brokerage firms nationwide - we have over 2,200 broker/dealer and bank broker/dealer relationships across the country - supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Federated Securities Corp.

* Source: Investment Company Institute






PART C.         OTHER INFORMATION.
Item 24.          Financial Statements and Exhibits:
a)      Financial Statements (Filed in Part A).
b)      Exhibits:
  (1)     Conformed copy of Declaration of Trust of the Registrant dated
          October 3, 1988; (12)
           (i)     Conformed copy of Amendment to the Declaration of Trust dated
                   October 3, 1989; (12)
          (ii)     Conformed copy of Amendment No. 8 to Declaration of Trust
                   dated December 28, 1994; (10)
          (iii)    Conformed copy of Amendment No. 9 to Declaration of Trust
                   dated February 26, 1996; (15)
          (iv)     Conformed copy of Amendment No. 10 to Declaration of Trust dated March 6, 1997; (+)
  (2)     Copy of By-Laws of the Registrant; (12)
  (3)     Not applicable;
  (4)     (i)      Copy of Specimen Certificate for Shares of Beneficial
                   Interest of the Registrant; (8)
          (ii)     Copies of Specimen Certificates for Shares of Beneficial
                   Interest of Automated Cash Management Trust Cash II Shares
                   and Institutional Service Shares and Treasury Obligations
                   Fund Institutional Capital Shares; (+)
  (5)     Conformed copy of Investment Advisory Contract of the Registrant; (12)
           (i)     Conformed copy of Exhibits A through G to Investment Advisory
                   Contract; (12)
          (ii)     Conformed copy of Investment Advisory Contract, including
                   Exhibit A, between Registrant and Federated Administrative
                   Services dated March 1, 1995; (11)
  (6)     Conformed copy of Distributor's Contract of the Registrant; (7)
          (i) Conformed copy of Exhibit B (regarding the Institutional Service Shares of Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund) to the Distributor's Contract; (15) (ii) Conformed copy of Exhibit D (regarding Government Obligations Tax-Managed Fund, Institutional Service Shares only) to Distributor's Contract; (15) (iii) Conformed copy of Exhibit E to the Distributor's Contract; (+) (iv) Conformed copy of Exhibit F to the Distributor's Contract; (+) (v) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds
                  Service Agreement from Item 24(b)(6) of the Cash Trust Series
  II Registration Statement filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269); (7) Not applicable; (8) Conformed copy of Custodian Agreement of the Registrant; (8) (9) (i) Conformed copy of the Agreement for Fund Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (15)
          (ii) The responses described in Item 24(b)(6) are hereby incorporated by reference; (iii) Conformed copy of Shareholder Services Agreement of the
          Registrant; (13)
          (iv)     The Registrant hereby incorporates
                   by reference the conformed copy of
                   the Shareholder Services
                   Sub-Contract between Fidelity and
                   Federated Shareholder Services from
                   Item 24(b)(9)(iii) of the Federated
                   GNMA Trust Registration Statement
                   on Form N-1A, filed with the
                   Commission on March 25, 1996 (File
                   Nos. 2-75670 and 811-3375).
 (10) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered; (12)
 (11)     Conformed copy of Consent of Independent Public Accountants; (+)
 (12)     Not applicable;
 (13)     Conformed copy of Initial Capital Understanding; (12)
 (14)     Not applicable;
 (15)     (i)     Conformed copy of Rule 12b-1 Plan dated     June 1, 1994; (9)
          (ii) Conformed copy of Rule 12b-1 Agreement dated June 1, 1994; (9)
          (iii) Conformed copy of Distribution Plan and Exhibit A thereto; (+)
 (16)     Copy of Schedule for Computation of Fund Performance Data; (14)
 (17)     Copies of Financial Data Schedules; (+)
 (18) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996. (File Nos. 33-52149 and 811-07141);
 (19)     Conformed copy of Power of Attorney (14).



+    All exhibits have been filed electronically.
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 7 of Form N-1A filed May 6, 1994. (File No. 33-31602)
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File No. 33-31602)
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 11 on Form N-1A filed November 25, 1994. (File No. 33-31602)
10. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 12 filed February 21, 1995. (File No. 33-31602)
11. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 13 filed May 7, 1995. (File No. 33-31602)
12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 filed September 29, 1995. (File No. 33-31602)
13. Response is incorporated by reference to Form N-14 filed September 16, 1996. (File No. 33-31602)
14. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 19 filed September 19, 1996. (File No. 33-31602)
15. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 filed September 23, 1996. (File No. 33-31602)

Item 25.      Persons Controlled by or Under Common Control with Registrant:

              None

Item 26.      Number of Holders of Securities:

                            Number of Record Holders
 Title of Class                              as of September 4, 1997
 --------------                              -----------------------

 Shares of Beneficial Interest

 Government Obligations Fund
   Institutional Shares                                  1,005
   Institutional Service Shares                          2,565
 Prime Obligations Fund
   Institutional Shares                                  1,807
   Institutional Service Shares                          2,456
 Tax-Free Obligations Fund
   Institutional Shares                                    382
   Institutional Service Shares                            546
 Treasury Obligations Fund
   Institutional Shares                                  1,323
   Institutional Service Shares                          1,239
   Institutional Capital Shares                             17
 Automated Cash Management Trust
   Institutional Service Shares                         11,612
   Cash II Shares                                       34,558
 Government Obligations Tax-Managed Fund
   Institutional Shares                                     56
   Institutional Service Shares                            300

Item 27.      Indemnification:  (1)

Item 28.      Business and Other Connections of Investment Adviser:

(a) For a description of the other business of Federated Management, the investment adviser for Automated Cash Management Trust, Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund, and Treasury Obligations Fund, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of three of the Trustees and two of the Officers of Federated Management are included in Part B of this Registration Statement under "Money Market Obligations Trust Management." The remaining Trustee of Federated Management, his principal occupation and his business address is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947.

              The remaining Officers of Federated Management are:

              Executive Vice Presidents:            William D. Dawson, III
                                                    Henry A. Frantzen
                                                    J. Thomas Madden

     1.  Response  is  incorporated   by  reference  to   Registrant's   Initial
Registration Statement on Form N-1A filed October 20, 1989. (File No. 33-31602)

              Senior Vice Presidents:            Peter R. Anderson
                                                 Drew J. Collins
                                                 Jonathan C. Conley
                                                 Deborah A. Cunningham
                                                 Mark E. Durbiano
                                                 J. Alan Minteer
                                                 Susan M. Nason
                                                 Mary Jo Ochson

              Vice Presidents:                   J. Scott Albrecht
                                                 Joseph M. Balestrino
                                                 Randall S. Bauer
                                                 David F. Belton
                                                 David A. Briggs
                                                 Kenneth J. Cody
                                                 Alexandre de Bethmann
                                                 Michael P. Donnelly
                                                 Linda A. Duessel
                                                 Donald T. Ellenberger
                                                 Kathleen M. Foody-Malus
                                                 Thomas M. Franks
                                                 Edward C. Gonzales
                                                 James E. Grefenstette
                                                 Susan R. Hill
                                                 Stephen A. Keen
                                                 Robert K. Kinsey
                                                 Robert M. Kowit
                                                 Jeff A. Kozemchak
                                                 Marian R. Marinack
                                                 Sandra L. McInerney
                                                 Robert J. Ostrowski
                                                 Charles A. Ritter
                                                 Scott B. Schermerhorn
                                                 Frank Semack
                                                 Aash M. Shah
                                                 William F. Stotz
                                                 Tracy P. Stouffer
                                                 Edward J. Tiedge
                                                 Paige M. Wilhelm
                                                 Jolanta M. Wysocka

              Assistant Vice Presidents:         Todd A. Abraham
                                                 Stefanie L. Bachhuber
                                                 Arthur J. Barry
                                                 Micheal W. Casey
                                                 Robert E. Cauley
                                                 Donna M. Fabiano
                                                 John T. Gentry
                                                 William R. Jamison
                                                 Constantine Kartsonsas
                                                 Robert M. Marsh
                                                 Joseph M. Natoli
                                                 Keith J. Sabol
                                                 Michael W. Sirianni
                                                 Gregg S. Tenser

              Secretary:                         Stephen A. Keen

              Treasurer:                         Thomas R. Donahue

              Assistant Secretaries:             Thomas R. Donahue
                                                 Richard B. Fisher
                                                 Christine I. McGonigle

              Assistant Treasurer:               Richard B. Fisher

              The business address of each of the Officers of Federated Management is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the Funds listed in Part B of this Registration Statement.

              For a description of the other business of Federated Administrative Services, the investment adviser for Government Obligations Tax-Managed Fund, see the section entitled "Fund Information - Management of the Fund" in Part A. The affiliations with the Registrant of two of the Trustees of Federated Administrative Services are included in Part B of this Registration Statement under "Money Market Obligations Trust Management." The remaining Trustees of Federated Administrative Services, their principal occupations and business addresses are:
              Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107 W. Market Street, Georgetown, Delaware 19947, and Arthur L. Cherry (President, Chief Executive Officer, and Trustee, Federated Services Company; Director, Edgewood Services, Inc.; Trustee, Advanced Information Systems; President and Director, Federated Administrative Services, Inc.; President, Federated Administrative Services; Trustee, Federated Bank and Trust; President and Trustee, Federated Shareholder Services Company; President and Director, FS Holdings, Inc.; Chairman and Trustee, Retirement Plan Service Company of America), Federated Investors Tower, Pittsburgh, Pennsylvania, 15222-3779. From 1994 to January 27, 1997, Mr. Cherry was Managing Partner, AT&T Solutions.

              The remaining Officers of Federated Administrative Services are:

              President:                          Arthur L. Cherry

              Senior Vice Presidents:             S. Elliott Cohan
                                                  Emily H. Emigh
                                                  Ronald M. Petnuch
                                                  Thomas J. Ward

              Vice Presidents:                    Debbie Adams-Marshall
                                                  C. Grant Anderson
                                                  Cathy Z. Angellis
                                                  Keith A. Antle
                                                  Timothy Biedrzycki
                                                  F. Jefferson Bragdon
                                                  Gail Cagney
                                                  Charles L. Davis, Jr.
                                                  Peter J. Germain
                                                  Michael L. Guzzi
                                                  Steve S. Holstein
                                                  J. Crilley Kelly
                                                  Thomas P. Kelly
                                                  Dennis M. Laffey
                                                  Hans W. Lange, Jr.
                                                  Joseph S. Machi
                                                  Mary Beth Marchionda
                                                  Diane M. Marzula
                                                  Charles H. Miller
                                                  Jay S. Neuman
                                                  Kenneth W. Pegher
                                                  Lynne Plakidas-Klim
                                                  J. David Richter
                                                  Melinda Schmidt
                                                  Thomas P. Sholes
              Vice Presidents:                    Victor R. Siclari
                                                  Jeffrey W. Sterling
                                                  Richard J. Thomas
                                                  C. Christine Thomson

              Assistant Vice Presidents:          Anthony R. Bosch
                                                  Karen M. Brownlee
                                                  Mark Crowley
                                                  Gerald P. DiMarco
                                                  C. Todd Gibson
                                                  Timothy S. Johnson
                                                  Judy Mackin
                                                  Deborah M. Molini
                                                  Donna J. Padezan
                                                  Leslie C. Petrone
                                                  James R. Risbon

              Secretary:                          Thomas J. Ward

              Treasurer:                          Lawrence Caracciolo

              Assistant Secretary:                S. Elliott Cohan

              The business address of each of the Officers of Federated Administrative Services is Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779.

Item 29.      Principal Underwriters:

     (a) Federated Securities Corp., the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

              111 Corcoran Funds; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Virtus Funds; The Wachovia Funds; The Wachovia Municipal Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

              Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.



                  (b)

              (1)                                         (2)                                   (3)
Name and Principal                         Positions and Offices                      Positions and Offices
 Business Address                             With Distributor                            With Registrant


Richard B. Fisher                          Director, Chairman, Chief                        Vice President
Federated Investors Tower                  Executive Officer, Chief
Pittsburgh, PA 15222-3779                  Operating Officer, Asst.
                               Secretary and Asst.
                              Treasurer, Federated
                                Securities Corp.

Edward C. Gonzales                         Director, Executive Vice                         Executive Vice
Federated Investors Tower                  President, Federated,                            President
Pittsburgh, PA 15222-3779                  Securities Corp.

Thomas R. Donahue                          Director, Assistant Secretary                          --
Federated Investors Tower                  and Assistant Treasurer
Pittsburgh, PA 15222-3779                  Federated Securities Corp.

John B. Fisher                             President-Institutional Sales,                         --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                              President-Broker/Dealer,                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David M. Taylor                            Executive Vice President                               --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                              Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                             Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





Bryant R. Fisher                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                       Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                          Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                            Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                                Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                        Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                         Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                           Senior Vice President,                                 --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                            Vice President, Secretary,                             --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis                   Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mary J. Combs                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





Daniel T. Culbertson                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Doyle                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                        Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bruce E. Hastings                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Beth A. Hetzel                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian G. Kelly                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779





J. Michael Miller                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                     Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779


Thomas A. Peters III                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard A. Recker                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

George D. Riedel                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John Rogers                                Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Brian S. Ronayne                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                       Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                            Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                         Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                              Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                          Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

John F. Wallin                             Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard B. Watts                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                      Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                           Vice President,                                        --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                            Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Terri E. Bush                              Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                       Assistant Vice President,                              --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley  Treasurer,                  --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                            Assistant Secretary,                                   --
Federated Investors Tower                  Federated Securities Corp.
Pittsburgh, PA 15222-3779

Item 30.          Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                         Federated Investors Tower
                                                   Pittsburgh, PA  15222-3779

Federated Shareholder Services Company             P.O. Box 8600
("Transfer Agent and Dividend                      Boston, MA 02266-8600
Disbursing Agent")

Federated Services Company                         Federated Investors Tower
("Administrator") Pittsburgh, PA  15222-3779

Federated Management                               Federated Investors Tower
Federated Administrative Services                  Pittsburgh, PA  15222-3779
("Advisers")

State Street Bank and Trust Company                P.O. Box 8600
("Custodian")     Boston, MA 02266-8600

Item 31.          Management Services:  Not applicable.

Item 32.          Undertakings:

                  Registrant hereby undertakes to comply with the provisions of
Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 22nd day of September, 1997.

                         MONEY MARKET OBLIGATIONS TRUST

                           BY: /s/ Anthony R. Bosch
                           Anthony R. Bosch, Assistant Secretary
                           Attorney in Fact for John F. Donahue
                           September 22, 1997

      Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

      NAME                             TITLE                           DATE

By:   /s/ Anthony R. Bosch
      Anthony R. Bosch              Attorney In Fact          September 22, 1997
      ASSISTANT SECRETARY           For the Persons
                                    Listed Below

      NAME                             TITLE

John F. Donahue*                    Chairman and Trustee
                                    (Chief Executive Officer)

J. Christopher Donahue*             President and Trustee

John W. McGonigle*                  Treasurer and Executive Vice
                                    President
                                    (Principal Financial and
                                    Accounting Officer)

Thomas G. Bigley*                   Trustee

John T. Conroy, Jr.*                Trustee

William J. Copeland*                Trustee

James E. Dowd*                      Trustee

Lawrence D. Ellis, M.D.*            Trustee

Edward L. Flaherty, Jr.*            Trustee

Peter E. Madden*                    Trustee

Gregor F. Meyer*                    Trustee

John E. Murray, Jr.*                Trustee

Wesley W. Posvar*                   Trustee

Marjorie P. Smuts*                  Trustee

* By Power of Attorney